UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

1 Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Consumer Discretionary — 9.8%
Abercrombie & Fitch, Cl A	16,200	$564
Autoliv (A)	130,900	5,676
Autonation * (A)	4,900	94
Barnes & Noble (A)	61,600	1,175
Big Lots *	5,600	162
BorgWarner (A)	6,000	199
Brinker International	83,800	1,250
Cablevision Systems, Cl A	57,800	1,492
Carmax * (A)	39,600	960
Carnival *	24,000	761
CBS, Cl B	230,200	3,234
Central European Media Enterprises, Cl A * (A)	4,100	97
Coach (A)	87,400	3,193
Comcast, Cl A	1,227,800	20,701
DIRECTV, Cl A *	246,210	8,211
Discovery Communications, Cl C *	15,200	403
DISH Network, Cl A	69,100	1,435
DR Horton (A)	13,500	147
Expedia * (A)	3,500	90
Foot Locker	161,100	1,795
Ford Motor * (A)	404,100	4,041
Gannett (A)	151,600	2,251
Gap	315,400	6,608
Garmin (A)	47,600	1,461
Harley-Davidson (A)	78,400	1,976
Harman International Industries (A)	12,300	434
Hasbro	65,000	2,084
Home Depot (A)	411,000	11,890
International Game Technology	20,400	383
Interpublic Group *	61,900	457
J.C. Penney	83,400	2,219
Jarden	89,600	2,770
Johnson Controls	22,100	602
KB Home (A)	47,900	655
Kohl’s * (A)	16,600	895
Lamar Advertising, Cl A * (A)	13,200	410
Las Vegas Sands * (A)	8,400	126
Lennar, Cl A (A)	94,500	1,207
Liberty Global, Cl A * (A)	60,200	1,319
Liberty Media - Capital, Ser A *	12,700	303
Liberty Media - Interactive, Cl A *	55,100	597
Liberty Media - Starz *	15,700	725
Limited Brands (A)	48,800	939
Lowe’s	88,000	2,058
Macy’s	146,700	2,459
Magna International, Cl A	51,800	2,620
Marriott International, Cl A (A)	95,169	2,593
Mattel	6,300	126
MDC Holdings (A)	14,900	462
MGM Mirage * (A)	117,000	1,067
Mohawk Industries *	5,700	271
Newell Rubbermaid (A)	33,200	498
News, Cl A	406,500	5,565
NVR *	1,000	711
Office Depot *	65,500	422

Description	Shares	Market Value ($ Thousands)
Penn National Gaming * (A)	29,900	$813
PetSmart (A)	116,100	3,099
Phillips-Van Heusen	4,000	163
Polo Ralph Lauren	1,700	138
Pulte Homes (A)	27,745	277
RadioShack (A)	122,800	2,395
Royal Caribbean Cruises *	25,700	650
Scripps Networks Interactive, Cl A	20,300	843
Sears Holdings * (A)	28,600	2,387
Service International	59,200	485
Stanley Works (A)	7,900	407
Starwood Hotels & Resorts Worldwide (A)	22,200	812
Tiffany	3,200	138
Time Warner	410,733	11,969
Time Warner Cable, Cl A (A)	164,124	6,793
Toll Brothers * (A)	4,400	83
VF (A)	5,700	417
Viacom, Cl B *	225,800	6,713
Virgin Media (A)	53,500	900
Walt Disney (A)	335,000	10,804
Wendy’s, Cl A	202,600	950
Whirlpool (A)	86,100	6,945
Williams-Sonoma	17,300	359
Wyndham Worldwide (A)	249,600	5,034
Wynn Resorts * (A)	7,100	413

		178,830

Consumer Staples — 5.5%
Archer-Daniels-Midland	176,000	5,511
BJ’s Wholesale Club * (A)	64,200	2,100
Bunge	12,300	785
Campbell Soup	122,100	4,127
Central European Distribution *	13,100	372
Coca-Cola	63,800	3,637
Coca-Cola Enterprises (A)	140,100	2,970
ConAgra Foods	388,900	8,964
Corn Products International	53,600	1,567
CVS Caremark	143,800	4,632
Del Monte Foods	320,800	3,638
Dr Pepper Snapple Group	15,400	436
Energizer Holdings *	2,400	147
General Mills	6,300	446
Herbalife (A)	132,600	5,380
Hershey (A)	23,000	823
HJ Heinz	1,500	64
Hormel Foods	17,700	681
JM Smucker	8,000	494
Kimberly-Clark	26,100	1,663
Kraft Foods, Cl A	192,359	5,228
Kroger	213,700	4,387
Lorillard	1,700	136
NBTY *	10,200	444
Pepsi Bottling Group	71,000	2,662
PepsiAmericas	10,900	319
Procter & Gamble	305,000	18,492
Reynolds American	46,600	2,469
Safeway	273,300	5,819
Sara Lee	338,600	4,124
Smithfield Foods * (A)	67,600	1,027
SUPERVALU (A)	251,137	3,192

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
SYSCO	117,800	$3,291
Tyson Foods, Cl A	102,800	1,261
Whole Foods Market * (A)	1,600	44

		101,332

Energy — 17.9%
Anadarko Petroleum	46,300	2,890
Apache	71,000	7,325
Arch Coal	10,900	243
Atwood Oceanics *	4,000	143
Baker Hughes (A)	22,300	903
BJ Services	294,900	5,485
Cabot Oil & Gas	38,800	1,691
Cameron International *	6,700	280
Chesapeake Energy	44,500	1,152
Chevron	759,700	58,489
Cimarex Energy (A)	66,400	3,517
Concho Resources * (A)	14,700	660
ConocoPhillips	633,886	32,373
Denbury Resources * (A)	4,700	70
Devon Energy	91,900	6,755
Diamond Offshore Drilling (A)	25,400	2,500
El Paso	382,800	3,763
Encore Acquisition *	20,500	984
Ensco International ADR	18,600	743
EOG Resources	15,900	1,547
Exterran Holdings * (A)	6,700	144
Exxon Mobil	1,429,100	97,450
Forest Oil * (A)	25,000	556
Halliburton	82,000	2,467
Helix Energy Solutions Group *	159,500	1,874
Helmerich & Payne	3,700	148
Hess	34,600	2,093
Marathon Oil	456,900	14,264
Mariner Energy *	9,300	108
Massey Energy (A)	2,800	118
Murphy Oil	127,800	6,927
Nabors Industries * (A)	18,100	396
National Oilwell Varco	98,500	4,343
Newfield Exploration *	68,800	3,318
Noble	61,300	2,495
Noble Energy	31,400	2,236
Occidental Petroleum	192,400	15,652
Oil States International * (A)	66,100	2,597
Patterson-UTI Energy (A)	148,400	2,278
Pioneer Natural Resources (A)	12,300	593
Plains Exploration & Production * (A)	21,700	600
Pride International * (A)	6,200	198
Range Resources	34,200	1,705
Rowan	90,500	2,049
SandRidge Energy * (A)	63,000	594
Schlumberger	110,800	7,212
SEACOR Holdings * (A)	34,800	2,654
Smith International	9,600	261
Spectra Energy	14,900	306
St. Mary Land & Exploration	11,400	390
Sunoco (A)	104,700	2,733
Superior Energy Services *	2,400	58
Tesoro (A)	102,000	1,382
Tidewater (A)	58,300	2,795
Unit *	16,800	714

Description	Shares	Market Value ($ Thousands)
Valero Energy	166,400	$2,787
Williams	230,400	4,857
XTO Energy	103,900	4,834

		327,699

Financials — 22.3%
Aflac	109,200	5,050
Allied World Assurance Holdings	33,100	1,525
Allstate	361,000	10,844
AMB Property †	26,900	687
American Express	71,500	2,897
American Financial Group	134,500	3,356
American International Group * (A)	48,800	1,463
AmeriCredit * (A)	46,700	889
Ameriprise Financial	250,200	9,713
Annaly Capital Management †	228,000	3,956
Apartment Investment & Management, Cl A †	8,700	138
Aspen Insurance Holdings	24,600	626
Associated Banc-Corp (A)	83,800	923
Assurant	77,500	2,285
AvalonBay Communities † (A)	688	56
Axis Capital Holdings	79,500	2,259
Bancorpsouth (A)	12,200	286
Bank of America (A)	2,073,469	31,226
Bank of New York Mellon	365,122	10,212
BB&T (A)	139,200	3,532
BlackRock (A)	4,900	1,138
Boston Properties † (A)	4,100	275
Brandywine Realty Trust †	27,300	311
Brookfield Asset Management, Cl A	197,700	4,385
Camden Property Trust †	10,200	432
Capital One Financial (A)	45,100	1,729
Chimera Investment †	97,200	377
Chubb (A)	204,300	10,047
Cincinnati Financial (A)	34,400	903
Citigroup	2,405,700	7,963
City National (A)	4,500	205
CME Group	13,200	4,435
Comerica (A)	175,200	5,181
Commerce Bancshares	222	9
Credicorp	48,500	3,735
Cullen/Frost Bankers (A)	13,800	690
Discover Financial Services	127,900	1,882
Duke Realty † (A)	19,000	231
Endurance Specialty Holdings (A)	174,800	6,508
Everest Re Group	35,400	3,033
Federal Realty Investment Trust † (A)	1,000	68
Federated Investors, Cl B (A)	83,200	2,288
Fidelity National Financial, Cl A	28,600	385
Fifth Third Bancorp	163,500	1,594
First American	28,200	934
First Horizon National * (A)	56,990	764
Forest City Enterprises, Cl A * (A)	248,400	2,926
Franklin Resources (A)	60,600	6,384
Genworth Financial, Cl A *	79,600	903

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Goldman Sachs Group	149,600	$25,259
Hartford Financial Services Group	123,700	2,877
HCC Insurance Holdings	35,700	999
HCP †	15,800	483
Hospitality Properties Trust †	146,800	3,481
Host Hotels & Resorts † (A)	114,646	1,338
HRPT Properties Trust †	465,400	3,011
Hudson City Bancorp	293,000	4,023
Huntington Bancshares (A)	725,500	2,648
Invesco	69,700	1,637
Investment Technology Group * (A)	11,100	219
Jefferies Group (A)	16,200	384
Jones Lang LaSalle	11,300	683
JPMorgan Chase	1,100,800	45,870
Keycorp (A)	473,100	2,626
Legg Mason (A)	20,400	615
Leucadia National * (A)	8,600	205
Liberty Property Trust † (A)	34,800	1,114
Lincoln National	162,367	4,040
Loews	95,200	3,461
M&T Bank (A)	15,000	1,003
Macerich † (A)	5,876	211
Mack-Cali Realty †	4,300	149
Marshall & Ilsley	318,600	1,736
Mercury General	66,000	2,591
MetLife	70,900	2,506
Moody’s (A)	80,800	2,165
Morgan Stanley (A)	320,400	9,484
NASDAQ OMX Group *	19,400	385
Nationwide Health Properties †	9,500	334
NYSE Euronext	242,900	6,145
Old Republic International (A)	62,800	630
PartnerRe (A)	13,600	1,015
People’s United Financial	9,800	163
PNC Financial Services Group	195,555	10,323
Principal Financial Group (A)	75,900	1,825
Progressive	256,100	4,607
Protective Life	70,400	1,165
Prudential Financial	121,600	6,051
Raymond James Financial (A)	41,000	975
Rayonier † (A)	10,700	451
Regency Centers † (A)	8,300	291
Regions Financial (A)	426,784	2,258
RenaissanceRe Holdings	2,500	133
Senior Housing Properties Trust †	129,700	2,837
Simon Property Group †	14,612	1,166
SL Green Realty † (A)	17,800	894
SLM * (A)	98,400	1,109
StanCorp Financial Group	3,000	120
State Street	76,400	3,326
Sunstone Hotel Investors † (A)	104,912	932
SunTrust Banks (A)	54,200	1,100
T. Rowe Price Group (A)	80,000	4,260
Taubman Centers † (A)	131,900	4,737
TCF Financial (A)	76,100	1,036
Torchmark (A)	9,500	418
Transatlantic Holdings	13,700	714
Travelers	337,800	16,843
UDR †	8,400	138

Description	Shares	Market Value ($ Thousands)
Unum Group	221,100	$4,316
US Bancorp (A)	341,700	7,692
Validus Holdings	17,000	458
Ventas †	6,700	293
Vornado Realty Trust †	5	0
Wells Fargo (A)	1,134,095	30,609
WR Berkley (A)	8,500	209
XL Capital, Cl A (A)	74,800	1,371
Zions Bancorporation (A)	137,500	1,764

		409,549

Health Care — 10.2%
Abbott Laboratories	48,300	2,608
Aetna	176,100	5,582
AmerisourceBergen	231,700	6,040
Amgen *	83,300	4,712
Boston Scientific *	145,100	1,306
Bristol-Myers Squibb	151,300	3,820
Cardinal Health	4,300	139
Charles River Laboratories International * (A)	13,500	455
Cigna (A)	107,700	3,799
Community Health Systems *	11,400	406
Cooper (A)	8,100	309
Coventry Health Care *	144,500	3,510
Eli Lilly	274,500	9,802
Endo Pharmaceuticals Holdings *	82,500	1,692
Forest Laboratories *	218,300	7,010
Health Net *	61,100	1,423
Hill-Rom Holdings	9,100	218
Hologic * (A)	66,200	960
Humana *	78,900	3,463
IMS Health	17,200	362
Inverness Medical Innovations * (A)	6,800	282
Johnson & Johnson	323,800	20,856
Kinetic Concepts * (A)	73,900	2,782
King Pharmaceuticals * (A)	259,900	3,189
Life Technologies *	11,200	585
LifePoint Hospitals * (A)	1,200	39
McKesson	5,300	331
Mednax *	16,300	980
Medtronic	50,400	2,217
Merck	488,457	17,848
Mylan Laboratories * (A)	70,400	1,297
PerkinElmer	12,800	264
Pfizer	2,647,749	48,163
Tenet Healthcare *	26,900	145
Thermo Fisher Scientific *	5,400	257
UnitedHealth Group	362,300	11,043
Universal Health Services, Cl B	39,800	1,214
Watson Pharmaceuticals * (A)	15,800	626
WellPoint *	233,700	13,622
Zimmer Holdings *	63,500	3,754

		187,110

Industrials — 9.2%
AGCO * (A)	13,900	449
Alexander & Baldwin	4,100	140
BE Aerospace *	2,300	54
Boeing (A)	144,000	7,795
Bucyrus International, Cl A (A)	1,400	79

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Burlington Northern Santa Fe	52,800	$5,207
Carlisle	4,000	137
Caterpillar	3,100	177
Cintas	3,200	84
Con-way	18,700	653
Cooper Industries, Cl A	63,500	2,708
Corrections Corp of America *	17,800	437
Crane	12,300	377
CSX	9,400	456
Cummins	45,200	2,073
Deere	59,800	3,234
Dover	59,800	2,488
Eaton	10,800	687
EMCOR Group *	66,900	1,800
Equifax	10,300	318
FedEx (A)	37,900	3,163
Gardner Denver	70,600	3,004
General Cable * (A)	6,600	194
General Dynamics	129,900	8,855
General Electric	3,148,200	47,632
Harsco	76,100	2,453
Hertz Global Holdings * (A)	39,600	472
Honeywell International	66,800	2,619
Illinois Tool Works	108,700	5,216
ITT	1,300	65
Joy Global	1,600	82
Kansas City Southern *	6,900	230
KBR	216,500	4,113
Kirby * (A)	27,700	965
L-3 Communications Holdings	44,300	3,852
Lockheed Martin	20,100	1,514
Manitowoc (A)	40,200	401
Manpower	56,400	3,078
Masco	23,700	327
Monster Worldwide * (A)	40,800	710
Norfolk Southern (A)	84,900	4,450
Northrop Grumman	213,600	11,930
Oshkosh Truck	3,800	141
PACCAR	10,000	363
Parker Hannifin	21,700	1,169
Quanta Services *	19,600	408
Raytheon (A)	111,400	5,739
Rockwell Automation (A)	46,200	2,171
RR Donnelley & Sons	402,200	8,957
Shaw Group *	2,700	78
Spirit Aerosystems Holdings, Cl A * (A)	23,500	467
SPX	5,700	312
Terex * (A)	19,400	384
Textron (A)	42,600	802
Thomas & Betts *	20,600	737
Trinity Industries	7,900	138
Tyco International	132,600	4,731
Union Pacific	39,600	2,530
United Technologies	41,800	2,901
URS *	23,000	1,024
WESCO International *	5,200	141

		167,871

Information Technology — 5.8%
Activision Blizzard *	12,100	134
Advanced Micro Devices * (A)	28,800	279

Description	Shares	Market Value ($ Thousands)
Affiliated Computer Services, Cl A * (A)	16,600	$991
Amdocs *	75,700	2,160
AOL *	21,393	498
Applied Materials	183,700	2,561
Arrow Electronics *	50,700	1,501
Autodesk *	4,000	102
Avnet *	62,100	1,873
Broadridge Financial Solutions	32,400	731
Brocade Communications Systems *	39,100	298
CA	14,900	335
CommScope *	13,000	345
Computer Sciences *	66,000	3,797
Compuware *	104,900	758
Corning	74,600	1,441
eBay *	275,000	6,473
EMC *	49,100	858
Fidelity National Information Services	49,800	1,167
Harris	120,700	5,739
Hewlett-Packard	236,100	12,161
IAC *	30,800	631
Ingram Micro, Cl A *	273,800	4,778
Intel	609,900	12,442
International Business Machines	10,000	1,309
Intersil, Cl A (A)	39,600	607
Jabil Circuit	5,400	94
JDS Uniphase *	32,200	266
Kla-Tencor (A)	60,300	2,180
LSI Logic *	49,400	297
Marvell Technology Group *	11,700	243
Maxim Integrated Products (A)	23,500	477
Microchip Technology (A)	12,100	352
Micron Technology * (A)	18,000	190
Molex (A)	36,000	776
Motorola	124,800	968
NCR *	119,700	1,332
NeuStar, Cl A *	80,500	1,855
Novell *	33,500	139
Novellus Systems * (A)	31,800	742
Nuance Communications *	8,500	132
PMC - Sierra * (A)	33,700	292
Rovi * (A)	17,900	571
SanDisk * (A)	4,300	125
Seagate Technology (A)	343,300	6,245
Sun Microsystems *	33,400	313
Symantec *	200,400	3,585
Synopsys * (A)	37,900	844
Tech Data * (A)	93,700	4,372
Tellabs *	100,300	570
Teradata *	24,900	783
Texas Instruments	106,600	2,778
Total System Services (A)	35,500	613
Vishay Intertechnology * (A)	316,200	2,640
Western Digital *	70,000	3,090
Xerox (A)	391,200	3,309
Yahoo! *	69,200	1,161
Zebra Technologies, Cl A *	4,400	125

		105,428

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Materials — 3.8%
Air Products & Chemicals	39,400	$3,194
Albemarle	53,200	1,935
Alcoa	204,700	3,300
Allegheny Technologies (A)	7,800	349
Aptargroup	4,500	161
Ashland	9,200	365
Ball	77,700	4,017
Bemis	17,200	510
Cliffs Natural Resources (A)	5,000	230
Commercial Metals (A)	6,100	96
Compass Minerals International	2,000	134
Cytec Industries	14,200	517
Dow Chemical	27,900	771
E.I. Du Pont de Nemours	163,500	5,505
Eastman Chemical	135,100	8,138
Freeport-McMoRan Copper & Gold, Cl B	6,455	518
Greif, Cl A	30,300	1,636
Huntsman	116,100	1,311
International Paper	140,600	3,765
Lubrizol	95,400	6,959
MeadWestvaco	77,600	2,222
Nucor	96,300	4,492
Owens-Illinois *	69,500	2,284
Packaging Corp of America	3,700	85
PPG Industries	27,400	1,604
Reliance Steel & Aluminum	3,600	156
Rock-Tenn, Cl A (A)	46,750	2,357
RPM International	51,800	1,053
Sealed Air	77,100	1,685
Sonoco Products	172,900	5,057
Southern Copper (A)	119,600	3,936
Steel Dynamics (A)	1,300	23
Temple-Inland (A)	28,700	606
United States Steel (A)	3,700	204
Valspar (A)	17,600	478
Vulcan Materials (A)	1,400	74
Weyerhaeuser	14,700	634

		70,361

Telecommunication Services — 6.3%
AT&T	2,384,095	66,826
CenturyTel (A)	131,587	4,765
Crown Castle International *	50,500	1,971
NII Holdings *	89,600	3,009
Qwest Communications International (A)	166,700	702
Sprint Nextel *	603,300	2,208
Telephone & Data Systems	94,600	3,209
Verizon Communications	1,000,300	33,140

		115,830

Utilities — 7.0%
AES *	117,900	1,569
AGL Resources	82,800	3,020
Allegheny Energy	7,500	176
Alliant Energy	163,200	4,938
Ameren	74,200	2,074
American Electric Power	166,100	5,779
American Water Works	14,700	329
Atmos Energy (A)	25,400	747

Description	Shares	Market Value ($ Thousands)
Calpine *	42,700	$470
Centerpoint Energy	3,900	57
CMS Energy (A)	360,100	5,639
Consolidated Edison (A)	8,000	363
Constellation Energy Group	17,500	615
Dominion Resources (A)	54,500	2,121
DPL	52,800	1,457
DTE Energy (A)	193,500	8,435
Duke Energy	7,248	125
Edison International	170,900	5,944
Energen	156,800	7,338
Entergy	1,600	131
Exelon	137,900	6,739
FirstEnergy	73,300	3,405
FPL Group	142,200	7,511
MDU Resources Group	28,900	682
Mirant *	286,500	4,375
National Fuel Gas	22,700	1,135
NiSource (A)	24,100	371
Northeast Utilities	16,800	433
NRG Energy *	23,900	564
NSTAR (A)	6,600	243
NV Energy	317,300	3,928
OGE Energy	13,500	498
Oneok	39,700	1,769
Pepco Holdings (A)	144,600	2,437
PG&E (A)	149,700	6,684
Pinnacle West Capital	107,000	3,914
Progress Energy	3,400	139
Public Service Enterprise Group	199,300	6,627
Questar	41,800	1,738
SCANA	3,800	143
Sempra Energy (A)	247,900	13,877
Southern	6,500	217
Southern Union	353,200	8,018
TECO Energy (A)	18,000	292
UGI	8,700	210
Westar Energy	6,400	139
Wisconsin Energy	2,100	105
Xcel Energy	46,400	985

		128,505

Total Common Stock (Cost $1,631,745) ($ Thousands)		1,792,515

AFFILIATED PARTNERSHIP — 13.7%
SEI Liquidity Fund, L.P.,
0.300% **(B) (C)	255,800,165	249,957

Total Affiliated Partnership (Cost $255,800) ($ Thousands)		249,957

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% **(C)	42,551,495	42,551

Total Cash Equivalent (Cost $42,551) ($ Thousands)		42,551

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.075%, 01/07/10 (D) (E)	$2,600	$2,600
0.135%, 06/03/10 (D) (E)	3,045	3,043

Total U.S. Treasury Obligations (Cost $5,643) ($ Thousands)		5,643

Total Investments — 114.1% (Cost $1,935,739) ($ Thousands) @		$2,090,666

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P Composite Index	142	Mar-2010	$231

			$231

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,832,403 ($Thousands).

†	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $249,957 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $249,957 ($ Thousands).
(C)	Investment in Affiliated Security.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $1,935,739($ Thousands), and the unrealized appreciation and depreciation were $313,489 ($ Thousands) and ($158,562) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,792,515	—	—	1,792,515
Affiliated Partnership	—	249,957	—	249,957
Cash Equivalent	42,551	—	—	42,551
U.S. Treasury Obligations	—	5,643	—	5,643

Total Investments in Securities	$1,835,066	$255,600	$—	$2,090,666

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$231	$—	$—	$231

*	Futures contracts are valued at the unrealized appreciation on the instrument

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9% ‡

Consumer Discretionary — 11.3%
99 Cents Only Stores *	30,100	$393
Abercrombie & Fitch, Cl A	5,900	206
Advance Auto Parts	23,700	959
Aeropostale *	17,800	606
Amazon.com *	162,835	21,905
American Eagle Outfitters	45,000	764
American Greetings, Cl A	41,800	911
Autozone *	15,069	2,382
Bed Bath & Beyond *	25,900	1,001
Best Buy (A)	180,410	7,119
Big Lots *	28,000	812
BorgWarner	14,400	478
Brinker International	7,100	106
Brink’s Home Security Holdings *	26,300	858
Career Education *	17,000	396
Carmax *	44,300	1,074
Chico’s FAS * (A)	237,000	3,330
Chipotle Mexican Grill, Cl A *	14,800	1,305
Coach (A)	112,141	4,096
Comcast, Cl A	30,414	513
Cooper Tire & Rubber	30,100	603
Core-Mark Holding *	7,700	254
Dana Holding *	8,800	95
Darden Restaurants	31,400	1,101
DeVry	9,600	545
Dick’s Sporting Goods *	22,300	555
DIRECTV, Cl A *	270,075	9,007
Discovery Communications, Cl C *	69,100	1,833
Dollar Tree *	27,100	1,309
Expedia *	43,200	1,111
Family Dollar Stores	4,000	111
Fossil *	8,300	279
Gap	42,900	899
Gentex	25,100	448
Goodyear Tire & Rubber *	20,400	288
Group 1 Automotive	5,700	162
Guess?	3,300	140
Hanesbrands *	13,100	316
Helen of Troy *	8,000	196
Home Depot	22,000	636
International Game Technology	78,100	1,466
ITT Educational Services *	100	10
Johnson Controls (A)	178,435	4,861
Kohl’s *	33,400	1,801
Las Vegas Sands *	7,200	108
Leggett & Platt	56,100	1,144
Limited Brands	5,000	96
LKQ *	18,000	352
Lowe’s	764,836	17,889
Maidenform Brands *	13,500	225
Marriott International, Cl A (A)	129,056	3,517
Marvel Entertainment *	4,900	265
Mattel	13,000	260
McDonald’s	234,730	14,656
McGraw-Hill	25,700	861
MGM Mirage *	2,700	25
Monro Muffler	2,100	70
NetFlix *	5,000	276

Description	Shares	Market Value ($ Thousands)
Newell Rubbermaid	46,300	$695
Nike, Cl B (A)	288,330	19,050
Nordstrom	3,700	139
Nutri/System (A)	7,800	243
NVR *	200	142
Office Depot *	17,300	112
Omnicom Group	12,400	486
O’Reilly Automotive *	73,900	2,817
Overstock.com * (A)	6,500	88
Oxford Industries	11,000	227
Panera Bread, Cl A *	900	60
PetSmart	16,900	451
Phillips-Van Heusen	20,300	826
Polo Ralph Lauren	1,300	105
priceline.com *	39,800	8,696
Ross Stores	99,300	4,241
Sally Beauty Holdings * (A)	47,300	362
Scripps Networks Interactive, Cl A	10,700	444
Sherwin-Williams	2,300	142
Skechers U.S.A., Cl A *	24,300	715
Smith & Wesson Holding * (A)	103,800	424
Staples (A)	765,040	18,812
Starbucks *	79,200	1,826
Starwood Hotels & Resorts Worldwide (A)	66,950	2,448
Strayer Education (A)	8,500	1,806
Superior Industries International	4,100	63
Target	388,104	18,773
Tempur-Pedic International *	57,300	1,354
Texas Roadhouse, Cl A * (A)	41,600	467
Thor Industries	30,700	964
Tiffany	2,400	103
Time Warner	182,065	5,305
TJX	106,300	3,885
TRW Automotive Holdings * (A)	106,400	2,541
Universal Technical Institute *	3,900	79
Urban Outfitters *	9,800	343
Viacom, Cl B *	94,293	2,803
WABCO Holdings	3,600	93
Weight Watchers International (A)	48,000	1,400
Wendy’s, Cl A	41,600	195
Williams-Sonoma	9,200	191
WMS Industries *	18,300	732
Wyndham Worldwide	3,200	65
Wynn Resorts * (A)	56,430	3,286
Yum! Brands (A)	251,900	8,809

		233,792

Consumer Staples — 10.7%
Alberto-Culver	3,700	108
Altria Group	312,740	6,139
Archer-Daniels-Midland	76,600	2,398
Avon Products	220,972	6,961
Brown-Forman, Cl B	1,350	72
Clorox	18,600	1,135
Coca-Cola	325,066	18,529
Coca-Cola Enterprises (A)	264,900	5,616
Colgate-Palmolive	57,248	4,703
Costco Wholesale	222,690	13,177
CVS Caremark	42,331	1,363
Dean Foods *	46,700	843

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Diageo ADR (A)	42,470	$2,948
Energizer Holdings *	900	55
Estee Lauder, Cl A	3,700	179
Green Mountain Coffee Roasters *	17,600	1,434
Hansen Natural *	6,500	249
Herbalife	7,700	312
Hershey (A)	30,400	1,088
Hormel Foods	2,600	100
Kellogg	17,900	952
Kimberly-Clark	37,702	2,402
Kraft Foods, Cl A	98,580	2,680
Lorillard	17,200	1,380
Mead Johnson Nutrition, Cl A	52,300	2,286
Molson Coors Brewing, Cl B	2,500	113
NBTY *	18,600	810
Pepsi Bottling Group	45,300	1,699
PepsiCo	670,939	40,793
Philip Morris International	437,170	21,067
Procter & Gamble	699,680	42,421
Reynolds American	6,000	318
SYSCO	3,400	95
USANA Health Sciences *	2,300	73
Walgreen	296,485	10,887
Wal-Mart Stores	444,976	23,784
Whole Foods Market * (A)	59,300	1,628

		220,797

Energy — 5.4%
Cameron International *	7,152	299
Canadian Natural Resources	109,525	7,880
Chesapeake Energy	106,100	2,746
Consol Energy	200	10
Diamond Offshore Drilling	3,600	354
Dresser-Rand Group *	26,100	825
El Paso	39,800	391
Ensco International ADR	15,900	635
EOG Resources	131,560	12,801
Exxon Mobil	171,700	11,708
FMC Technologies * (A)	28,600	1,654
Frontier Oil	13,900	167
Halliburton	361,280	10,871
Helix Energy Solutions Group *	25,000	294
Massey Energy	2,100	88
National Oilwell Varco	204,390	9,012
Occidental Petroleum	154,425	12,563
Oceaneering International *	14,100	825
Peabody Energy	1,100	50
PetroHawk Energy *	15,200	365
Petroleo Brasileiro ADR (A)	92,620	4,416
Pride International *	3,000	96
Range Resources	102,070	5,088
Schlumberger	196,246	12,774
Southwestern Energy *	128,900	6,213
Suncor Energy	88,588	3,128
Tesoro	11,000	149
Transocean *	61,900	5,125
Williams	25,700	542

		111,069

Financials — 5.5%
Affiliated Managers Group *	1,100	74
Aflac	155,534	7,194

Description	Shares	Market Value ($ Thousands)
American Express	453,381	$18,371
American International Group *	2,600	78
AmeriCredit *	10,800	206
Ameriprise Financial	4,000	155
Axis Capital Holdings	4,800	136
Bank of New York Mellon	280,701	7,851
BlackRock (A)	5,200	1,207
Capital One Financial (A)	53,600	2,055
CB Richard Ellis Group, Cl A *	29,100	395
Charles Schwab (A)	286,905	5,400
CME Group	46,565	15,644
Digital Realty Trust †	900	45
Eaton Vance	6,800	207
Endurance Specialty Holdings (A)	27,400	1,020
Federated Investors, Cl B	23,900	657
Fidelity National Financial, Cl A	6,700	90
Franklin Resources	1,800	190
Genworth Financial, Cl A *	29,900	339
Goldman Sachs Group	18,831	3,179
Greenhill	4,200	337
IntercontinentalExchange * (A)	89,300	10,028
Invesco	14,600	343
Jefferies Group	17,200	408
JPMorgan Chase	229,840	9,577
Lazard, Cl A	1,600	61
Lincoln National	27,200	677
Moody’s (A)	20,400	547
Morgan Stanley	133,860	3,962
MSCI, Cl A *	21,000	668
Nelnet, Cl A	18,600	320
Northern Trust	107,198	5,617
NYSE Euronext	11,400	288
People’s United Financial (A)	194,640	3,250
Principal Financial Group	21,900	527
Prudential Financial	10,700	532
Public Storage †	2,000	163
Rayonier †	1,900	80
Reinsurance Group of America, Cl A	1,500	72
Simon Property Group †	0	0
SLM *	27,300	308
St. Joe *	2,800	81
State Street	52,800	2,299
T. Rowe Price Group (A)	35,600	1,896
TD Ameritrade Holding *	12,100	235
Waddell & Reed Financial, Cl A	24,100	736
Wells Fargo	210,700	5,687
WP Carey	3,500	97

		113,289

Health Care — 14.6%
Abbott Laboratories	323,336	17,457
Allergan	471,225	29,692
Allscripts Healthcare Solutions *	28,600	579
American Medical Systems Holdings *	55,900	1,078
AmerisourceBergen	38,300	998
Amgen *	207,050	11,713
Amylin Pharmaceuticals *	800	11
Baxter International	330,986	19,422
Beckman Coulter	7,100	465
Becton Dickinson	52,780	4,162

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Biogen Idec *	136,250	$7,289
Boston Scientific *	54,300	489
Bristol-Myers Squibb	294,900	7,446
Bruker BioSciences *	38,600	465
C.R. Bard	40,370	3,145
CareFusion *	40,100	1,003
Celgene *	4,660	260
Cerner *	17,800	1,467
Charles River Laboratories International *	13,600	458
Cigna	2,700	95
Community Health Systems *	19,500	694
Covance *	4,400	240
Coventry Health Care *	16,200	393
Dendreon *	56,700	1,490
Dentsply International	700	25
Edwards Lifesciences *	23,800	2,067
Eli Lilly	68,458	2,445
Express Scripts * (A)	53,090	4,590
Genzyme *	88,900	4,357
Gilead Sciences * (A)	431,920	18,694
Health Management Associates, Cl A *	79,300	577
Henry Schein *	4,500	237
Hill-Rom Holdings	5,200	125
Hologic *	7,400	107
Hospira *	48,600	2,479
Humana *	1,200	53
Idexx Laboratories * (A)	8,900	476
Illumina *	4,600	141
Immunomedics * (A)	30,000	96
Intuitive Surgical * (A)	12,200	3,700
Invacare	18,200	454
Inverness Medical Innovations *	20,800	863
Johnson & Johnson	588,636	37,914
Kinetic Concepts *	18,900	711
Laboratory Corp of America Holdings * (A)	9,400	703
Life Technologies *	26,000	1,358
Lincare Holdings * (A)	17,500	650
McKesson	8,812	551
Medco Health Solutions *	264,282	16,890
Medidata Solutions *	5,800	91
Mednax *	8,300	499
Medtronic	261,800	11,514
Merck	233,380	8,528
Meridian Bioscience	29,800	642
Mettler Toledo International * (A)	13,300	1,396
Millipore *	15,600	1,129
Mylan Laboratories *	103,600	1,909
Novo Nordisk ADR (A)	115,100	7,349
Par Pharmaceutical *	35,300	955
Patterson *	10,200	285
PerkinElmer	4,900	101
Perrigo (A)	6,400	255
Pfizer	16,443	299
Quest Diagnostics	77,600	4,685
Quidel *	36,700	506
ResMed *	15,400	805
Sirona Dental Systems *	2,300	73
St. Jude Medical *	358,967	13,203
Stryker	117,000	5,893

Description	Shares	Market Value ($ Thousands)
Tenet Healthcare *	100,000	$539
Teva Pharmaceutical Industries ADR (A)	159,854	8,981
Thermo Fisher Scientific *	125,259	5,974
UnitedHealth Group	326,300	9,946
Universal Health Services, Cl B	27,800	848
Valeant Pharmaceuticals International * (A)	28,200	896
VCA Antech *	6,900	172
Vertex Pharmaceuticals *	4,200	180
Waters *	15,800	979
WellPoint *	51,500	3,002

		302,408

Industrials — 8.7%
3M	157,041	12,982
ABB ADR	66,350	1,267
Aecom Technology *	22,800	627
Alliant Techsystems * (A)	22,800	2,013
American Science & Engineering	4,500	341
Apogee Enterprises (A)	6,400	90
AZZ *	6,300	206
BE Aerospace *	1,200	28
Boeing	19,819	1,073
Brink’s	5,900	144
Burlington Northern Santa Fe	29,102	2,870
C.H. Robinson Worldwide (A)	57,066	3,351
Carlisle	3,700	127
Caterpillar (A)	102,875	5,863
Cintas	1,700	44
Con-way	7,800	272
Copa Holdings, Cl A	13,900	757
Corrections Corp of America *	3,500	86
Crane	15,000	459
Cummins	116,210	5,329
Danaher	103,410	7,777
Deere	15,900	860
Dollar Thrifty Automotive Group * (A)	52,500	1,345
Dover	39,900	1,660
Dun & Bradstreet	7,600	641
DynCorp International, Cl A *	27,900	400
Emerson Electric	165,968	7,070
Expeditors International of Washington (A)	334,200	11,607
FedEx (A)	2,300	192
First Solar *	2,300	311
Flowserve	2,800	265
Fluor	12,800	577
General Dynamics	24,500	1,670
Goodrich	120,200	7,723
Harsco	11,600	374
Honeywell International	47,700	1,870
Hubbell, Cl B	18,600	880
IHS, Cl A *	4,700	258
ITT	17,900	890
Jacobs Engineering Group *	2,400	90
JB Hunt Transport Services	1,600	52
Joy Global (A)	92,490	4,772
Kirby *	2,500	87
L-3 Communications Holdings	4,000	348
Landstar System	1,200	46
Lennox International	4,200	164

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Lockheed Martin	43,315	$3,264
Masco	6,300	87
McDermott International *	69,800	1,676
Monster Worldwide *	1,400	24
Navistar International *	2,500	97
Northrop Grumman	35,548	1,985
Owens Corning * (A)	55,000	1,410
PACCAR	10,350	375
Parker Hannifin (A)	75,915	4,090
Powell Industries *	3,600	114
Precision Castparts	8,821	973
Quanta Services *	239,300	4,987
Raytheon	154,115	7,940
Robert Half International	9,700	259
Rockwell Automation	6,700	315
Rockwell Collins	15,000	830
Roper Industries	2,400	126
RR Donnelley & Sons	15,100	336
Ryder System	1,900	78
Shaw Group *	8,400	241
Spirit Aerosystems Holdings, Cl A *	10,700	213
Tennant (A)	3,900	102
Toro	17,800	744
TransDigm Group	10,800	513
Union Pacific	117,960	7,538
United Parcel Service, Cl B	354,995	20,366
United Technologies	363,100	25,203
URS *	1,800	80
Verisk Analytics, Cl A *	5,400	164
Waste Management	20,400	690
WESCO International *	3,300	89
WW Grainger	40,800	3,951

		178,718

Information Technology — 34.9%
Accenture, Cl A	115,810	4,806
Acme Packet *	14,800	163
Activision Blizzard *	15,500	172
Adobe Systems * (A)	505,620	18,597
Advanced Micro Devices *	17,500	169
Affiliated Computer Services, Cl A *	1,100	66
Agilent Technologies *	16,400	510
Akamai Technologies *	6,600	167
Altera	6,700	152
Amphenol, Cl A	7,500	346
Analog Devices	163,965	5,178
Apple *	385,327	81,250
Arris Group *	24,500	280
Arrow Electronics *	18,400	545
Autodesk *	212,800	5,407
Automatic Data Processing	47,800	2,047
Avnet *	50,900	1,535
BMC Software *	105,100	4,214
Brightpoint *	26,500	195
Broadcom, Cl A * (A)	439,725	13,829
Broadridge Financial Solutions	48,100	1,085
Brocade Communications Systems *	42,200	322
CA	25,400	570
Cadence Design Systems *	45,400	272
Cirrus Logic *	55,700	380

Description	Shares	Market Value ($ Thousands)
Cisco Systems *	2,050,086	$49,079
Citrix Systems *	151,700	6,312
Cognizant Technology Solutions, Cl A *	43,700	1,980
Convergys *	11,900	128
Corning	419,860	8,107
Cree *	22,200	1,252
Cypress Semiconductor *	98,000	1,035
DealerTrack Holdings *	32,500	611
Dell *	146,046	2,097
Dolby Laboratories, Cl A *	12,900	616
DST Systems * (A)	22,100	962
eBay *	306,170	7,207
EchoStar, Cl A *	5,600	113
EMC * (A)	1,214,135	21,211
Equinix *	2,300	244
F5 Networks *	19,300	1,022
Factset Research Systems	11,200	738
Fidelity National Information Services	99,985	2,344
Fiserv *	19,900	965
Google, Cl A *	103,897	64,414
Hewitt Associates, Cl A *	700	30
Hewlett-Packard	522,600	26,919
IAC *	81,700	1,673
Intel	1,092,952	22,296
Interactive Intelligence *	3,400	63
International Business Machines	294,019	38,487
Intersil, Cl A	13,300	204
Intuit * (A)	416,700	12,797
Iron Mountain *	61,300	1,395
j2 Global Communications *	2,200	45
Jabil Circuit	58,100	1,009
JDS Uniphase *	13,000	107
Juniper Networks *	67,300	1,795
Lam Research *	2,900	114
Lender Processing Services	4,700	191
Linear Technology (A)	38,800	1,185
Marvell Technology Group * (A)	179,700	3,729
Mastercard, Cl A (A)	48,900	12,517
Maxim Integrated Products	14,000	284
McAfee *	45,600	1,850
Microchip Technology	15,000	436
Micron Technology *	16,300	172
Micros Systems *	35,400	1,098
Microsoft	2,490,834	75,946
Motorola	53,300	414
National Semiconductor	12,100	186
NetApp *	39,000	1,341
NeuStar, Cl A *	6,100	140
Nokia ADR (A)	490,900	6,308
Novellus Systems *	23,800	556
Nuance Communications *	16,800	261
Nvidia *	48,300	902
ON Semiconductor *	26,200	231
Oracle	1,199,825	29,444
Paychex (A)	236,100	7,234
Pegasystems	28,200	959
Qualcomm	796,433	36,843
Rackspace Hosting * (A)	309,400	6,451
Rambus *	3,600	88
Red Hat *	200,000	6,180

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Riverbed Technology *	22,800	$524
Rovi *	41,600	1,326
SAIC *	12,500	237
Salesforce.com *	5,800	428
SanDisk *	4,700	136
Seagate Technology	198,600	3,613
Silicon Laboratories * (A)	30,600	1,479
Sohu.com *	800	46
Sybase *	27,000	1,172
Symantec *	465,100	8,321
Synopsys *	51,000	1,136
Syntel	3,200	122
TeleTech Holdings *	10,200	204
Teradata *	325,900	10,243
Teradyne *	14,100	151
Texas Instruments	236,315	6,158
Total System Services	48,200	832
Varian Semiconductor Equipment Associates *	4,300	154
VeriSign * (A)	357,400	8,663
Visa, Cl A (A)	359,306	31,425
Vishay Intertechnology *	11,900	99
VMware, Cl A *	7,900	335
WebMD Health, Cl A *	12,621	486
Western Digital *	92,900	4,102
Western Union	422,890	7,971
Xilinx	30,800	772
Yahoo! * (A)	966,080	16,211
Zebra Technologies, Cl A *	14,700	417
Zoran *	18,200	201

		721,538

Materials — 3.8%
Air Products & Chemicals	12,300	997
Albemarle	4,000	145
Alcoa	62,000	999
Alpha Natural Resources *	3,861	167
Ashland	2,300	91
Ball	27,200	1,406
Celanese, Ser A	21,700	697
Compass Minerals International	400	27
Crown Holdings *	56,600	1,448
E.I. Du Pont de Nemours	7,900	266
Eagle Materials	13,200	344
Ecolab	50,300	2,242
FMC	1,700	95
Freeport-McMoRan Copper & Gold, Cl B (A)	167,165	13,422
International Flavors & Fragrances	2,000	82
Intrepid Potash *	1,700	50
Lubrizol	27,900	2,035
Monsanto	84,914	6,942
Mosaic	1,200	72
Nalco Holding (A)	213,700	5,452
NewMarket	8,500	976
Newmont Mining	38,200	1,807
Owens-Illinois *	14,000	460
Pactiv *	89,200	2,153
Potash Corp of Saskatchewan	51,965	5,638
Praxair	215,731	17,325
RPM International	24,000	488
Schnitzer Steel Industries, Cl A	2,100	100

Description	Shares	Market Value ($ Thousands)
Scotts Miracle-Gro, Cl A	33,000	$1,297
Sigma-Aldrich	1,500	76
Southern Copper (A)	86,500	2,847
Syngenta ADR (A)	137,200	7,720
Terra Industries	5,000	161
Walter Energy (A)	11,800	889

		78,916

Telecommunication Services — 1.4%
American Tower, Cl A *	203,100	8,776
Crown Castle International *	483,897	18,891
SBA Communications, Cl A *	11,800	403
tw telecom , Cl A *	18,300	314

		28,384

Utilities — 0.6%
AES *	58,200	775
Allegheny Energy (A)	21,300	500
Calpine *	42,500	468
Constellation Energy Group	99,700	3,506
DPL	1,800	50
Equities	46,900	2,060
Exelon	5,900	288
FPL Group	46,100	2,435
ITC Holdings	5,500	286
Mirant *	77,500	1,183
NV Energy	50,700	628
PPL	23,200	750

		12,929

Total Common Stock (Cost $1,590,298) ($ Thousands)		2,001,840

AFFILIATED PARTNERSHIP — 11.6%
SEI Liquidity Fund, L.P.,
0.300% **(B) (C)	244,374,812	240,012

Total Affiliated Partnership (Cost $244,375) ($ Thousands)		240,012

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% **(C)	63,009,235	63,009

Total Cash Equivalent (Cost $63,009) ($ Thousands)		63,009

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.135%, 06/03/10 (D) (E)	$1,287	1,286
0.225%, 01/07/10 (D) (E)	5,000	5,000

Total U.S. Treasury Obligations (Cost $6,286) ($ Thousands)		6,286

Total Investments — 111.9% (Cost $1,903,968) ($ Thousands) @		$2,311,147

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2009

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	81	Mar-2010	$104

			$104

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,064,807 ($Thousands).

†	Real Estate Investment Trust.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $236,705 ($ Thousands)
(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $240,012 ($ Thousands).
(C)	Investment in Affiliated Security.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

@ At December 31, 2009, the tax basis cost of the Fund’s investments was $1,903,968($ Thousands), and the unrealized appreciation and depreciation were $425,751 ($ Thousands) and ($18,572) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,001,840	$—	$—	$2,001,840
Affiliated Partnership	—	240,012	—	240,012
Cash Equivalent	63,009	—	—	63,009
U.S. Treasury Obligations	—	6,286	—	6,286

Total Investments in Securities	$2,064,849	$246,298	$—	$2,311,147

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$104	$—	$—	$104

*	Futures contracts are valued at unrealized appreciation on the instrument.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Consumer Discretionary — 10.9%
99 Cents Only Stores *	7,000	$91
Abercrombie & Fitch, Cl A	1,426	50
Advance Auto Parts	1,200	49
Amazon.com *	76,365	10,273
American Eagle Outfitters	3,150	54
American Greetings, Cl A	16,700	364
Apollo Group, Cl A * (A)	19,725	1,195
Asbury Automotive Group *	13,200	152
Ascent Media, Cl A *	234	6
Autoliv (A)	22,650	982
Autonation * (A)	4,100	79
Autozone * (A)	919	145
Barnes & Noble (A)	21,250	405
Bed Bath & Beyond *	4,400	170
Best Buy (A)	69,310	2,735
Big Lots *	4,357	126
Black & Decker	2,000	130
Blyth	8,500	287
Bob Evans Farms	3,300	96
BorgWarner (A)	2,300	76
Brinker International	3,400	51
Brink’s Home Security Holdings *	650	21
Cablevision Systems, Cl A	6,700	173
Career Education *	1,800	42
Carmax * (A)	6,383	155
Carnival *	9,000	285
Carter’s *	5,300	139
Cavco Industries *	130	5
CBS, Cl B	101,300	1,423
Chico’s FAS * (A)	74,000	1,040
Chipotle Mexican Grill, Cl A *	800	71
Coach (A)	99,800	3,646
Comcast, Cl A	509,000	8,582
Cooper Tire & Rubber	8,300	167
Core-Mark Holding *	4,200	138
Darden Restaurants	3,127	110
DeVry	1,021	58
Dick’s Sporting Goods * (A)	3,700	92
DIRECTV, Cl A *	225,406	7,517
Discovery Communications, Cl C * (A)	5,040	134
DISH Network, Cl A (A)	18,049	375
Dollar Tree *	829	40
DR Horton	6,500	71
Eastman Kodak (A)	523,000	2,207
Education Management *	5,800	128
Family Dollar Stores (A)	1,500	42
Foot Locker	55,600	619
Ford Motor * (A)	352,600	3,526
Fossil *	2,500	84
GameStop, Cl A * (A)	3,622	79
Gannett (A)	81,200	1,206
Gap	185,100	3,878
Garmin (A)	30,900	949
Gentex	5,500	98
Genuine Parts	850	32
Goodyear Tire & Rubber *	6,550	92
H&R Block	5,900	133
Hanesbrands *	48,000	1,157

Description	Shares	Market Value ($ Thousands)
Harley-Davidson (A)	25,600	$645
Harman International Industries (A)	4,200	148
Hasbro	29,995	962
Helen of Troy *	5,300	130
Hillenbrand	6,100	115
Home Depot (A)	113,900	3,295
International Game Technology	2,853	54
Interpublic Group *	13,000	96
ITT Educational Services *	600	58
J.C. Penney (A)	106,830	2,843
Jarden	37,800	1,168
Johnson Controls	80,694	2,198
Jones Apparel Group	31,600	508
JOS A Bank Clothiers *	800	34
KB Home (A)	4,700	64
Kenneth Cole Productions, Cl A	2,900	28
Kohl’s *	4,900	264
Lamar Advertising, Cl A * (A)	7,300	227
Las Vegas Sands * (A)	2,500	37
La-Z-Boy, Cl Z (A)	6,100	58
Leggett & Platt	39,000	795
Lennar, Cl A	5,100	65
Liberty Global, Cl A *	14,200	311
Liberty Media - Capital, Ser A *	10,500	251
Liberty Media - Interactive, Cl A *	6,450	70
Liberty Media - Starz *	906	42
Lithia Motors, Cl A	12,200	100
LKQ *	3,200	63
Lowe’s	469,585	10,984
Macy’s	77,900	1,306
Maidenform Brands *	4,500	75
Marriott International, Cl A (A)	64,337	1,753
Mattel	2,300	46
McDonald’s	89,506	5,589
McGraw-Hill	6,000	201
Mohawk Industries * (A)	2,829	135
New York Times, Cl A (A)	10,200	126
News, Cl A (A)	157,000	2,149
Nike, Cl B (A)	160,820	10,625
Nordstrom (A)	4,900	184
NVR *	100	71
Omnicom Group (A)	6,000	235
O’Reilly Automotive * (A)	1,800	69
Oxford Industries	4,900	101
Penn National Gaming *	2,300	62
PetSmart	49,508	1,321
Phillips-Van Heusen	14,700	598
Polo Ralph Lauren (A)	900	73
priceline.com *	23,600	5,156
Pulte Homes (A)	3,600	36
RadioShack	45,100	879
RC2 *	2,400	35
Regis (A)	3,400	53
Ross Stores	32,300	1,380
Sally Beauty Holdings * (A)	11,000	84
Scholastic	1,700	51
Scientific Games, Cl A * (A)	3,600	52
Sears Holdings * (A)	61,600	5,141
Service International	28,000	229
Sherwin-Williams	1,700	105
Skechers U.S.A., Cl A *	9,500	279

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Snap-On	778	$33
Sonic Automotive, Cl A	15,400	160
Stanley Works (A)	1,700	87
Staples (A)	429,787	10,568
Starbucks *	10,038	231
Starwood Hotels & Resorts Worldwide	33,890	1,239
Stein Mart *	7,800	83
Superior Industries International	5,100	78
Target	165,489	8,005
Tempur-Pedic International *	26,900	636
Thor Industries	3,800	119
Tiffany	1,800	77
Tim Hortons	1,500	46
Time Warner	368,237	10,730
Time Warner Cable, Cl A (A)	110,763	4,584
TJX	51,500	1,882
Toll Brothers * (A)	2,200	41
TRW Automotive Holdings *	43,500	1,039
Urban Outfitters *	2,500	88
VF	1,400	103
Viacom, Cl B *	147,352	4,381
Virgin Media (A)	12,500	210
Walt Disney (A)	167,257	5,394
Washington Post, Cl B	100	44
Weight Watchers International (A)	32,600	951
Whirlpool (A)	36,200	2,920
Wyndham Worldwide	107,700	2,172
Wynn Resorts * (A)	19,070	1,110
Yum! Brands (A)	99,300	3,473

		180,326

Consumer Staples — 7.8%
Alberto-Culver	1,700	50
Altria Group	94,110	1,847
Archer-Daniels-Midland	80,057	2,507
Avon Products	147,486	4,646
BJ’s Wholesale Club * (A)	31,357	1,026
Brown-Forman, Cl B	1,500	80
Bunge	2,500	160
Campbell Soup	66,600	2,251
Chiquita Brands International * (A)	46,000	830
Church & Dwight	800	48
Clorox	9,969	608
Coca-Cola (A)	133,349	7,601
Coca-Cola Enterprises (A)	114,400	2,425
Colgate-Palmolive	18,320	1,505
ConAgra Foods	173,450	3,998
Constellation Brands, Cl A *	3,000	48
Corn Products International	16,400	479
Costco Wholesale	96,030	5,682
CVS Caremark	77,070	2,482
Del Monte Foods	147,100	1,668
Diageo ADR	14,400	1,000
Dr Pepper Snapple Group	38,000	1,075
Energizer Holdings *	1,628	100
Estee Lauder, Cl A (A)	3,500	169
General Mills	31,884	2,258
Herbalife	52,200	2,118
Hershey (A)	3,000	107
HJ Heinz	3,797	162

Description	Shares	Market Value ($ Thousands)
Hormel Foods	2,000	$77
Kellogg	11,858	631
Kimberly-Clark	44,317	2,823
Kraft Foods, Cl A	149,304	4,058
Kroger	63,252	1,298
Lorillard	6,250	502
McCormick	2,100	76
Mead Johnson Nutrition, Cl A	17,700	773
Molson Coors Brewing, Cl B	5,300	239
Pepsi Bottling Group	33,400	1,253
PepsiCo	258,985	15,746
Philip Morris International	112,849	5,438
Prestige Brands Holdings *	28,200	222
Procter & Gamble	437,963	26,554
Reynolds American (A)	55,400	2,935
Safeway	123,417	2,627
Sara Lee	145,500	1,772
SUPERVALU	90,298	1,148
SYSCO	52,750	1,474
Tyson Foods, Cl A	4,300	53
Walgreen	173,200	6,360
Wal-Mart Stores	118,183	6,317
Whole Foods Market *	3,700	102

		129,408

Energy — 10.6%
Anadarko Petroleum	23,700	1,479
Apache	32,435	3,346
Arch Coal	2,400	53
Baker Hughes (A)	3,341	135
BJ Services	76,900	1,430
Cabot Oil & Gas	1,500	65
Cal Dive International *	7,400	56
Cameron International *	3,800	159
Canadian Natural Resources	37,030	2,664
Chesapeake Energy	151,400	3,918
Chevron	332,509	25,600
Cimarex Energy (A)	15,843	839
CNX Gas *	1,500	44
ConocoPhillips	315,507	16,113
Consol Energy	2,800	140
Denbury Resources * (A)	4,000	59
Devon Energy	51,390	3,777
Diamond Offshore Drilling (A)	13,800	1,358
Dresser-Rand Group *	7,700	244
El Paso	130,356	1,281
Ensco International ADR	3,000	120
EOG Resources	91,180	8,872
Exterran Holdings * (A)	2,700	58
Exxon Mobil	576,176	39,290
FMC Technologies * (A)	8,500	492
Frontline (A)	2,300	63
Halliburton	175,885	5,292
Harvest Natural Resources *	8,800	47
Helix Energy Solutions Group *	59,900	704
Helmerich & Payne	3,395	135
Hess	1,750	106
Holly	30,600	784
Marathon Oil	197,800	6,175
Mariner Energy *	931	11
Murphy Oil	62,316	3,378
Nabors Industries * (A)	71,000	1,554
National Oilwell Varco	108,851	4,799

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Newfield Exploration *	31,700	$1,529
Noble	31,500	1,282
Noble Energy	2,600	185
Occidental Petroleum	138,865	11,297
Oceaneering International *	1,200	70
Oil States International * (A)	27,600	1,085
Overseas Shipholding Group (A)	15,900	699
Patriot Coal * (A)	880	14
Patterson-UTI Energy	49,700	763
Peabody Energy	8,100	366
PetroHawk Energy * (A)	4,000	96
Petroleo Brasileiro ADR (A)	31,340	1,494
Pioneer Natural Resources (A)	4,944	238
Plains Exploration & Production *	7,695	213
Pride International *	2,700	86
Range Resources	34,920	1,741
Rowan	2,522	57
SandRidge Energy * (A)	7,700	73
Schlumberger	106,136	6,908
SEACOR Holdings *	5,200	397
Seahawk Drilling *	180	4
Smith International	5,428	148
Southwestern Energy *	31,500	1,518
Spectra Energy	90,843	1,863
Stone Energy * (A)	34,700	626
Suncor Energy	47,718	1,685
Sunoco	36,400	950
Swift Energy * (A)	10,100	242
Teekay Shipping	3,100	72
Tidewater	13,450	645
Transocean *	21,000	1,739
Valero Energy	63,294	1,060
Venoco *	4,900	64
Weatherford International *	6,600	118
Williams	79,900	1,684
World Fuel Services	1,100	30
XTO Energy	24,428	1,137

		176,818

Financials — 15.3%
ACE	27,600	1,391
Affiliated Managers Group *	1,000	67
Aflac	181,960	8,416
Alexandria Real Estate Equities † (A)	1,000	64
Allied World Assurance Holdings	4,800	221
Allstate	204,050	6,130
American Equity Investment Life Holding	27,300	203
American Express	226,592	9,181
American Financial Group	61,800	1,542
American International Group * (A)	2,900	87
AmeriCredit * (A)	10,900	208
Ameriprise Financial	116,090	4,507
Annaly Capital Management †	153,913	2,670
AON	5,050	194
Apartment Investment & Management, Cl A † (A)	8,115	129
Argo Group International Holdings *	9,700	283
Arthur J. Gallagher	2,600	58
Associated Banc-Corp (A)	14,100	155

Description	Shares	Market Value ($ Thousands)
Assurant	18,800	$554
AvalonBay Communities † (A)	1,900	156
Axis Capital Holdings	46,700	1,327
Bancorpsouth (A)	2,100	49
Bank of America (A)	1,332,924	20,074
Bank of Hawaii	50	2
Bank of New York Mellon	284,304	7,952
BB&T	68,900	1,748
BlackRock	5,900	1,370
Boston Properties † (A)	1,600	107
Brandywine Realty Trust †	66,300	756
BRE Properties, Cl A †	2,200	73
Brookfield Asset Management, Cl A	55,100	1,222
Brown & Brown	2,200	40
Camden Property Trust †	2,200	93
Capital One Financial (A)	151,800	5,820
CBL & Associates Properties † (A)	4,800	46
Charles Schwab (A)	167,388	3,150
Chimera Investment †	160,200	622
Chubb	97,600	4,800
Cincinnati Financial (A)	44,100	1,157
Citigroup	1,252,100	4,144
CME Group	37,425	12,573
Comerica	35,700	1,056
Commerce Bancshares	2,835	110
Credicorp	15,900	1,224
Cullen/Frost Bankers	1,900	95
Digital Realty Trust † (A)	1,300	65
Dime Community Bancshares (A)	9,200	108
Discover Financial Services	4,800	71
Duke Realty † (A)	34,000	414
Endurance Specialty Holdings (A)	53,800	2,003
Equity Residential †	4,687	158
Erie Indemnity, Cl A	1,400	55
Everest Re Group	16,200	1,388
Federal Realty Investment Trust † (A)	800	54
Federated Investors, Cl B (A)	42,800	1,177
Fidelity National Financial, Cl A	5,399	73
Fifth Third Bancorp	13,100	128
First American	2,100	69
First Citizens BancShares, Cl A	600	98
First Horizon National * (A)	15,008	201
FNB (Pennsylvania) (A)	—	—
Forest City Enterprises, Cl A * (A)	62,400	735
Franklin Resources	24,550	2,586
Goldman Sachs Group	85,700	14,470
Greenlight Capital Re *	2,600	61
Hanover Insurance Group	4,297	191
Hartford Financial Services Group	36,700	854
HCC Insurance Holdings	1,500	42
Health Care † (A)	1,371	61
Highwoods Properties †	750	25
Hospitality Properties Trust †	66,300	1,572
Host Hotels & Resorts †	5,310	62
HRPT Properties Trust †	145,600	942
Hudson City Bancorp	102,800	1,412
Huntington Bancshares (A)	119,900	438

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
IntercontinentalExchange * (A)	59,691	$6,703
International Bancshares (A)	3,000	57
Invesco	12,600	296
Investment Technology Group *	2,400	47
Jefferies Group (A)	7,900	188
JPMorgan Chase (A)	677,076	28,214
Keycorp	55,800	310
Kimco Realty †	3,600	49
Legg Mason	2,100	63
Liberty Property Trust †	1,900	61
Lincoln National	72,800	1,811
Loews	3,100	113
M&T Bank (A)	2,500	167
Macerich † (A)	5,855	211
Mack-Cali Realty †	2,700	93
Maiden Holdings	5,700	42
Manulife Financial	1,565	29
Marsh & McLennan	5,906	130
Marshall & Ilsley	11,700	64
MBIA * (A)	7,600	30
Mercury General	34,500	1,354
MetLife	35,300	1,248
MF Global * (A)	9,400	65
MFA Financial †	67,200	494
Montpelier Re Holdings (A)	20,300	352
Moody’s (A)	41,438	1,110
Morgan Stanley	226,370	6,701
Nationwide Health Properties †	1,500	53
Nelnet, Cl A	3,200	55
New York Community Bancorp (A)	82,200	1,193
Northern Trust	57,260	3,000
NYSE Euronext	145,800	3,689
OceanFirst Financial	3,300	37
Old Republic International (A)	8,600	86
OneBeacon Insurance Group, Cl A	8,000	110
PartnerRe	4,200	314
People’s United Financial	110,385	1,843
Phoenix	29,800	83
Piper Jaffray *	366	19
Platinum Underwriters Holdings	35,800	1,371
Plum Creek Timber † (A)	2,090	79
PNC Financial Services Group	77,300	4,081
Principal Financial Group (A)	45,800	1,101
Progressive	75,782	1,363
Prologis † (A)	11,200	153
Protective Life	16,000	265
Provident Financial Services	7,500	80
Prudential Financial	107,500	5,349
Public Storage †	2,050	167
Ramco-Gershenson Properties †	16,500	157
Raymond James Financial (A)	2,025	48
Regency Centers †	850	30
Regions Financial	85,400	452
Reinsurance Group of America, Cl A	20,200	962
RenaissanceRe Holdings	800	42
Simon Property Group † (A)	8,049	642
SLM *	7,400	83
StanCorp Financial Group	20,300	812
State Street	80,000	3,483

Description	Shares	Market Value ($ Thousands)
Student Loan	1,300	$61
Sunstone Hotel Investors † (A)	42,300	376
SunTrust Banks (A)	27,800	564
SVB Financial Group * (A)	1,550	64
T. Rowe Price Group (A)	45,900	2,444
Taubman Centers † (A)	49,400	1,774
TD Ameritrade Holding *	7,650	148
Torchmark	1,000	44
Transatlantic Holdings	2,400	125
Travelers	124,365	6,201
Trustco Bank NY (A)	24,100	152
Unitrin	4,900	108
Unum Group	90,550	1,768
US Bancorp	168,408	3,791
Validus Holdings (A)	22,761	613
Valley National Bancorp (A)	2,168	31
Ventas †	3,400	149
Vornado Realty Trust †	1,544	108
Waddell & Reed Financial, Cl A	2,800	86
Walter Investment Management †	876	13
Washington Federal	3,900	75
Weingarten Realty Investors † (A)	4,600	91
Wells Fargo	680,467	18,366
WesBanco	3,500	43
White Mountains Insurance Group	300	100
World Acceptance * (A)	5,300	190
XL Capital, Cl A (A)	12,400	227

		254,255

Health Care — 13.0%
Abbott Laboratories	109,738	5,925
Abraxis Bioscience * (A)	6,000	243
Aetna	186,300	5,906
Allergan	233,573	14,718
American Medical Systems Holdings *	20,600	397
AmerisourceBergen	132,276	3,448
Amgen *	153,048	8,658
Amylin Pharmaceuticals * (A)	3,700	52
Baxter International	131,270	7,703
Beckman Coulter	600	39
Becton Dickinson	23,420	1,847
Biogen Idec *	75,638	4,047
Boston Scientific *	20,417	184
Bristol-Myers Squibb	129,345	3,266
Bruker BioSciences *	22,500	271
C.R. Bard	20,930	1,630
Cantel Medical	4,300	87
Cardinal Health	22,100	712
CareFusion *	30,100	753
Celgene *	7,400	412
Cerner *	1,100	91
Charles River Laboratories International *	1,600	54
Cigna	3,540	125
Cooper (A)	2,100	80
Covance *	1,100	60
Coventry Health Care *	48,100	1,168
Covidien	3,750	180
DaVita *	1,425	84
Dendreon *	1,600	42

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Dentsply International	2,300	$81
Edwards Lifesciences *	700	61
Eli Lilly (A)	141,471	5,052
Endo Pharmaceuticals Holdings *	70,600	1,448
Enzon Pharmaceuticals * (A)	16,000	168
ev3 *	8,800	117
Express Scripts *	36,144	3,125
Forest Laboratories *	123,900	3,978
Genzyme *	49,150	2,409
Gilead Sciences * (A)	212,030	9,177
Health Management Associates, Cl A * (A)	9,200	67
Health Net *	2,900	68
Henry Schein *	1,000	53
Hologic *	7,600	110
Hospira *	17,800	908
Humana *	25,679	1,127
Idexx Laboratories * (A)	1,300	69
Illumina * (A)	1,600	49
IMS Health	3,300	69
Intuitive Surgical * (A)	6,350	1,926
Invacare (A)	9,500	237
Inverness Medical Innovations *	1,700	71
Johnson & Johnson	333,227	21,463
Kinetic Concepts *	34,900	1,314
King Pharmaceuticals * (A)	62,950	772
Laboratory Corp of America Holdings * (A)	3,150	236
Life Technologies *	4,591	240
Lincare Holdings * (A)	35,200	1,307
McKesson	2,326	145
Medco Health Solutions *	144,486	9,234
Medical Action Industries *	2,100	34
Medidata Solutions *	3,200	50
Mednax *	1,500	90
Medtronic	141,076	6,205
Merck	348,712	12,742
Mettler Toledo International * (A)	8,150	856
Millipore *	1,400	101
Mylan Laboratories * (A)	7,475	138
Novo Nordisk ADR (A)	80,600	5,146
Orthofix International *	4,400	136
OSI Pharmaceuticals *	1,100	34
Par Pharmaceutical *	18,700	506
Patterson *	2,100	59
PerkinElmer	5,950	122
Perrigo (A)	12,100	482
Pfizer	950,576	17,291
Pharmaceutical Product Development	5,200	122
Quest Diagnostics	28,004	1,691
ResMed *	900	47
Sirona Dental Systems *	4,200	133
St. Jude Medical *	162,640	5,982
STERIS	8,800	246
Stryker	45,100	2,272
Techne	800	55
Teva Pharmaceutical Industries ADR (A)	71,740	4,030
Thermo Fisher Scientific *	86,006	4,102
UnitedHealth Group	499,784	15,233

Description	Shares	Market Value ($ Thousands)
Universal Health Services, Cl B	10,800	$329
Valeant Pharmaceuticals International * (A)	27,900	887
Varian Medical Systems *	2,900	136
VCA Antech * (A)	2,200	55
Vertex Pharmaceuticals * (A)	2,700	116
Waters *	1,600	99
Watson Pharmaceuticals * (A)	2,900	115
WellPoint *	119,544	6,968
Zimmer Holdings *	25,026	1,479

		215,352

Industrials — 8.8%
3M	67,100	5,547
ABB ADR	35,780	683
Aecom Technology *	1,500	41
AGCO * (A)	400	13
Alaska Air Group *	2,800	97
Alliant Techsystems * (A)	14,200	1,253
American Science & Engineering	2,500	190
AMR *	25,300	195
AO Smith	1,900	83
Avis Budget Group * (A)	8,900	117
AZZ *	2,200	72
Boeing (A)	79,381	4,297
Burlington Northern Santa Fe	42,180	4,160
C.H. Robinson Worldwide (A)	24,702	1,451
Caterpillar (A)	45,050	2,567
Cintas	1,700	44
Continental Airlines, Cl B * (A)	7,650	137
Con-way	3,100	108
Cooper Industries, Cl A	18,700	797
Copart *	1,600	59
Crane	2,750	84
CSX	44,462	2,156
Cummins	61,255	2,809
Danaher (A)	53,599	4,031
Deere	27,300	1,477
Delta Air Lines *	8,100	92
Donaldson	1,900	81
Dover	44,900	1,868
Dun & Bradstreet	800	67
Eaton	1,979	126
Emerson Electric	57,079	2,432
Equifax	2,500	77
Expeditors International of Washington	183,300	6,366
Fastenal (A)	2,800	116
FedEx (A)	25,233	2,106
First Solar * (A)	357	48
Flowserve	2,004	189
Fluor	3,800	171
Foster Wheeler *	2,100	62
FTI Consulting * (A)	900	42
Gardner Denver	28,300	1,204
GATX (A)	1,600	46
General Cable * (A)	3,000	88
General Dynamics	77,706	5,297
General Electric	1,388,155	21,003
Gibraltar Industries	6,400	101
Goodrich	30,350	1,950
Harsco	38,100	1,228
Honeywell International	40,763	1,598

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Hubbell, Cl B	10,000	$473
IHS, Cl A *	900	49
Illinois Tool Works	39,729	1,907
Ingersoll-Rand	3,300	118
Iron Mountain * (A)	3,625	83
ITT	18,600	925
Jacobs Engineering Group *	3,140	118
John Bean Technologies	216	4
Joy Global (A)	42,650	2,200
KBR	54,800	1,041
Kennametal	3,000	78
L-3 Communications Holdings	36,300	3,156
Lockheed Martin	19,370	1,460
Manpower	800	44
McDermott International *	34,300	823
Monster Worldwide * (A)	3,200	56
MSC Industrial Direct, Cl A (A)	2,000	94
Norfolk Southern	49,990	2,621
Northrop Grumman	97,734	5,459
Oshkosh Truck	29,200	1,081
Owens Corning *	20,800	533
PACCAR (A)	6,134	223
Pall	2,322	84
Parker Hannifin (A)	27,805	1,498
Pentair	2,400	78
Precision Castparts	1,500	166
Quanta Services *	85,000	1,771
Raytheon	110,350	5,685
Republic Services	7,345	208
Robert Half International	1,300	35
Rockwell Automation	3,000	141
Rockwell Collins	3,450	191
Roper Industries	1,900	100
RR Donnelley & Sons	133,700	2,978
Ryder System	9,700	399
Shaw Group *	1,550	45
Skywest	821	14
Southwest Airlines	20,700	237
SPX (A)	19,549	1,069
Stericycle *	1,600	88
Tennant (A)	1,900	50
Thomas & Betts *	1,900	68
Trinity Industries	5,700	99
Tyco International	80,100	2,858
Union Pacific	65,870	4,209
United Parcel Service, Cl B	162,710	9,334
United Technologies	161,856	11,234
URS *	1,700	76
Waste Management (A)	23,218	785
Watson Wyatt Worldwide, Cl A	9,600	456
WW Grainger (A)	5,709	553

		145,881

Information Technology — 21.3%
Accenture, Cl A	46,675	1,937
Activision Blizzard *	11,700	130
Adobe Systems * (A)	254,802	9,372
Advent Software * (A)	1,378	56
Affiliated Computer Services, Cl A *	1,100	66
Agilent Technologies *	4,050	126
Akamai Technologies * (A)	3,000	76
Altera	2,400	54

Description	Shares	Market Value ($ Thousands)
Amdocs *	33,600	$959
Amphenol, Cl A	2,800	129
Analog Devices	51,585	1,629
AOL *	22,184	517
Apple *	165,123	34,818
Applied Materials	25,700	358
Arris Group *	10,800	123
Arrow Electronics *	5,000	148
Autodesk *	75,809	1,926
Automatic Data Processing	5,418	232
Avnet *	61,500	1,855
BMC Software *	15,948	639
Broadcom, Cl A * (A)	186,940	5,879
Broadridge Financial Solutions	3,000	68
CA	183,097	4,112
Cadence Design Systems * (A)	11,100	66
Ciena * (A)	6,400	69
Cisco Systems *	910,892	21,807
Citrix Systems *	49,125	2,044
Cognizant Technology Solutions, Cl A *	4,456	202
Computer Sciences *	24,400	1,404
Compuware *	40,600	294
Convergys *	31,100	334
Corning	141,110	2,725
Cree * (A)	13,600	767
Cypress Semiconductor *	6,250	66
DealerTrack Holdings *	12,900	242
Dell *	81,200	1,166
Diebold	1,700	48
Dolby Laboratories, Cl A * (A)	1,235	59
DST Systems * (A)	3,850	168
eBay *	320,634	7,548
Electronic Arts * (A)	90,200	1,601
EMC *	580,131	10,135
Equinix * (A)	800	85
F5 Networks *	1,800	95
Factset Research Systems	900	59
Fairchild Semiconductor International *	22,400	224
Fidelity National Information Services	6,909	162
Fiserv *	11,542	560
Global Payments	2,000	108
Google, Cl A *	47,743	29,600
Harris	52,800	2,511
Harris Stratex Networks, Cl A *	7,477	52
Hewitt Associates, Cl A *	1,500	63
Hewlett-Packard	318,613	16,412
IAC *	10,595	217
infoGROUP	9,200	74
Ingram Micro, Cl A *	104,800	1,829
Intel	665,596	13,578
Interactive Intelligence *	3,700	68
International Business Machines	120,263	15,742
International Rectifier *	3,500	77
Intersil, Cl A (A)	4,000	61
Intuit * (A)	248,531	7,632
Jabil Circuit	16,400	285
Juniper Networks * (A)	29,446	785
Lam Research * (A)	1,300	51
Lender Processing Services	1,632	66

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Lexmark International, Cl A *	27,400	$712
LSI Logic *	12,300	74
Marvell Technology Group *	72,800	1,511
Mastercard, Cl A (A)	32,800	8,396
McAfee *	2,900	118
Microchip Technology (A)	2,350	68
Micron Technology * (A)	71,300	753
Microsoft	867,285	26,444
Motorola	44,800	348
National Semiconductor (A)	9,100	140
NCR *	81,700	909
NetApp * (A)	7,296	251
NeuStar, Cl A *	28,600	659
Nokia ADR (A)	166,500	2,140
Novell *	13,200	55
Nvidia *	12,250	229
Oracle	409,557	10,051
Paychex (A)	82,200	2,519
Pegasystems	8,800	299
PMC - Sierra *	9,700	84
Polycom * (A)	1,164	29
QLogic *	4,200	79
Qualcomm	367,989	17,023
Rackspace Hosting * (A)	105,000	2,189
Rambus * (A)	5,000	122
Red Hat *	71,300	2,203
RightNow Technologies *	9,000	156
Rovi *	23	1
Salesforce.com *	1,500	111
SanDisk * (A)	8,400	244
Seagate Technology (A)	241,800	4,398
Semtech *	15,200	259
Silicon Laboratories * (A)	14,100	682
Sohu.com *	1,000	57
Sun Microsystems *	10,600	99
Symantec *	380,614	6,809
Syntel	1,800	68
Tech Data *	41,200	1,922
Tellabs *	11,600	66
Teradata *	192,000	6,035
Teradyne * (A)	9,800	105
Texas Instruments	288,700	7,524
TIBCO Software *	13,400	129
Total System Services (A)	3,100	53
Trimble Navigation * (A)	2,600	65
Tyco Electronics	12,900	317
Verigy *	863	11
VeriSign * (A)	251,254	6,090
Visa, Cl A (A)	188,747	16,508
Vishay Intertechnology * (A)	81,300	679
VMware, Cl A *	2,000	85
WebMD Health, Cl A * (A)	1,796	69
Western Digital *	78,950	3,486
Western Union	235,942	4,447
Xerox (A)	159,200	1,347
Xilinx (A)	4,600	115
Yahoo! * (A)	497,390	8,346
Zebra Technologies, Cl A *	2,400	68

		354,106

Materials — 3.4%
Air Products & Chemicals	3,550	288
AK Steel Holding (A)	6,500	139

Description	Shares	Market Value ($ Thousands)
Alcoa (A)	48,500	$782
Allegheny Technologies	1,800	81
Alpha Natural Resources * (A)	2,600	113
AM Castle	2,700	37
Ashland	26,300	1,042
Ball	18,200	941
Bemis	2,400	71
Celanese, Ser A	12,800	411
CF Industries Holdings	900	82
Commercial Metals (A)	4,600	72
Crown Holdings *	2,200	56
Dow Chemical	9,975	276
E.I. Du Pont de Nemours	68,006	2,290
Eagle Materials (A)	753	20
Eastman Chemical	52,400	3,157
Ecolab	19,000	847
FMC	900	50
Freeport-McMoRan Copper & Gold, Cl B	71,340	5,728
Greif, Cl A	1,500	81
International Flavors & Fragrances	1,400	58
International Paper	42,900	1,149
Kaiser Aluminum	5,100	212
Koppers Holdings	5,000	152
Lubrizol	44,600	3,254
Martin Marietta Materials	550	49
MeadWestvaco	8,400	241
Monsanto	26,580	2,173
Mosaic	8,400	502
Nalco Holding (A)	90,300	2,303
NewMarket	5,700	654
Newmont Mining	12,900	610
Nucor	50,200	2,342
OM Group *	2,300	72
Omnova Solutions *	31,400	192
Owens-Illinois *	23,150	761
Pactiv *	23,832	575
Potash Corp of Saskatchewan	17,580	1,907
PPG Industries	3,000	176
Praxair	116,430	9,350
Reliance Steel & Aluminum	24,000	1,037
Rock-Tenn, Cl A	19,300	973
Royal Gold (A)	2,238	105
RPM International	1,500	30
Scotts Miracle-Gro, Cl A	4,100	161
Sealed Air	8,400	184
Sigma-Aldrich (A)	2,200	111
Sonoco Products	70,400	2,059
Southern Copper (A)	91,111	2,999
Spartech	14,100	145
Steel Dynamics	4,900	87
Syngenta ADR (A)	95,100	5,351
Terra Industries	1,900	61
United States Steel (A)	1,568	86
Vulcan Materials	1,237	65
Walter Energy	2,400	181
Weyerhaeuser (A)	2,300	99
WR Grace *	10,300	261

		57,291

Telecommunication Services — 3.7%
American Tower, Cl A *	115,084	4,973

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
AT&T	905,546	$25,382
Atlantic Telegraph-Network	3,200	176
CenturyTel	43,317	1,569
Crown Castle International * (A)	303,962	11,867
MetroPCS Communications * (A)	53,500	408
NII Holdings *	50,400	1,692
Qwest Communications International (A)	19,518	82
SBA Communications, Cl A *	2,100	72
Sprint Nextel *	127,800	468
Telephone & Data Systems	1,900	64
Telephone & Data Systems, Cl L	1,300	39
US Cellular *	1,976	84
Verizon Communications	425,459	14,095
Windstream (A)	8,323	92

		61,063

Utilities — 3.6%
AES *	724,750	9,646
AGL Resources	27,200	992
Allegheny Energy	4,200	99
Alliant Energy	68,000	2,058
Ameren	77,700	2,172
American Electric Power	85,000	2,957
American Water Works	5,400	121
Aqua America (A)	2,033	36
Atmos Energy	4,300	126
Calpine * (A)	6,300	69
Centerpoint Energy	9,600	139
CMS Energy (A)	83,400	1,306
Consolidated Edison	1,200	54
Constellation Energy Group	34,110	1,200
Dominion Resources (A)	48,483	1,887
DPL	36,300	1,002
DTE Energy (A)	69,800	3,043
Duke Energy	25,144	433
Dynegy, Cl A *	6,800	12
Edison International	89,700	3,120
Energen	36,500	1,708
Entergy	3,348	274
Equities (A)	2,100	92
Exelon	54,876	2,682
FirstEnergy	39,000	1,811
FPL Group	18,438	974
Great Plains Energy	3,500	68
Hawaiian Electric Industries (A)	3,200	67
Mirant *	181,500	2,772
National Fuel Gas	1,300	65
NiSource	76,500	1,176
NRG Energy * (A)	4,600	109
NV Energy	36,000	446
OGE Energy	1,074	40
Pepco Holdings	55,000	927
PG&E (A)	36,050	1,610
Pinnacle West Capital	25,300	925
PPL	5,600	181
Progress Energy	2,400	98
Public Service Enterprise Group	97,200	3,232
Questar	3,500	145
Sempra Energy	98,647	5,522
Southern	8,564	285
Southern Union	112,500	2,554
Southwest Gas	2,300	66

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
UGI	11,600	$281
Wisconsin Energy	1,000	50
Xcel Energy	27,453	582

		59,214

Total Common Stock (Cost $1,349,222) ($ Thousands)		1,633,714

PREFERRED STOCK — 0.0%

Financials — 0.0%
Bank of America 10.000%, 12/31/49 (B) (G)	16,400	245

Total Preferred Stock (Cost $246) ($ Thousands)		245

AFFILIATED PARTNERSHIP — 11.9%
SEI Liquidity Fund, L.P.,
0.300% **(C) (D)	201,646,588	197,005

Total Affiliated Partnership (Cost $201,647) ($ Thousands)		197,005

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(D)	30,899,105	30,899

Total Cash Equivalent (Cost $30,899) ($ Thousands)		30,899

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.134%, 06/03/10 (E) (F)	$2,545	2,543
U.S. Cash Management Bills
0.000%, 06/17/10 (E) (F)	50	50

Total U.S. Treasury Obligations (Cost $2,593) ($ Thousands)		2,593

Total Investments — 112.3% (Cost $1,584,607) ($ Thousands) @		$1,864,456

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index E-MINI	3	Mar-2010	—

S&P Composite Index	53	Mar-2010	100
S&P Mid 400 Index E-MINI	27	Mar-2010	58

			$158

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,660,951 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2009

†	Real Estate Investment Trust.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $195,015 ($ Thousands).
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(C)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $197,005 ($ Thousands).
(D)	Investment in Affiliated Security.
(E)	The rate reported is the effective yield at the time of purchase.
(F)	Security, or portion thereof, has been purchased as collateral on open futures contracts.
(G)	Convertible security.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Amounts designated as “-” are $0 or have been rounded to $0.

@ At December 31, 2009, the tax basis cost of the Fund’s investments was $1,584,607($ Thousands), and the unrealized appreciation and depreciation were $364,979 ($ Thousands) and ($85,130) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,633,714	$—	$—	$1,633,714
Preferred Stock	245	—	—	245
Affiliated Partnership	—	197,005	—	197,005
Cash Equivalent	30,899	—	—	30,899
U.S. Treasury Obligations	—	2,593	—	2,593

Total Investments in Securities	$1,664,858	$199,598	$—	$1,864,456

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$158	$—	$—	$158

*	Futures contracts are valued at the unrealized appreciation on the investment.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%

Consumer Discretionary — 10.4%
99 Cents Only Stores *	13,800	$180
Abercrombie & Fitch, Cl A	2,200	77
Advance Auto Parts	10,800	437
Aeropostale *	22,031	750
Amazon.com *	65,475	8,808
American Axle & Manufacturing Holdings	17,500	140
American Eagle Outfitters	9,900	168
American Greetings, Cl A	13,800	301
Apollo Group, Cl A *	13,500	818
Asbury Automotive Group *	13,900	160
Autoliv	24,918	1,081
Autonation *	2,700	52
Autozone *	2,183	345
Bed Bath & Beyond *	4,600	178
Best Buy	74,600	2,944
Big Lots *	25,954	752
Black & Decker	807	52
Bob Evans Farms	3,800	110
BorgWarner	6,500	216
Brinker International	1,600	24
Brink’s Home Security Holdings *	5,100	166
Cablevision Systems, Cl A	9,210	238
Career Education *	7,200	168
Carmax *	14,600	354
Carmike Cinemas *	1,400	11
Carnival *	2,100	66
CBS, Cl B	5,000	70
Chico’s FAS *	61,300	861
Chipotle Mexican Grill, Cl A *	7,600	670
Coach	58,200	2,126
Comcast, Cl A	636,716	10,735
Cooper Tire & Rubber	6,500	130
Core-Mark Holding *	900	30
Darden Restaurants	22,800	800
Dick’s Sporting Goods *	5,900	147
DIRECTV, Cl A *	180,417	6,017
Discovery Communications, Cl C *	12,100	321
DISH Network, Cl A	54,874	1,140
Dollar Tree *	9,500	459
Eastman Kodak	350,400	1,479
Expedia *	11,400	293
Family Dollar Stores	3,800	106
Foot Locker	39,500	440
Ford Motor *	402,488	4,025
GameStop, Cl A *	18,234	400
Gannett	43,800	650
Gap	86,700	1,816
Garmin	28,000	859
Gentex	3,700	66
Goodyear Tire & Rubber *	8,800	124
Hanesbrands *	10,600	256
Harley-Davidson	2,000	51
Harman International Industries	1,100	39
Hasbro	5,100	163
Helen of Troy *	8,700	213

Description	Shares	Market Value ($ Thousands)
Home Depot	79,900	$2,311
International Game Technology	17,100	321
Interpublic Group *	5,700	42
J.C. Penney	83,300	2,217
Jarden	2,100	65
Johnson Controls	63,974	1,743
Jones Apparel Group	13,900	223
KB Home	3,800	52
Kenneth Cole Productions, Cl A	4,900	47
Kohl’s *	28,084	1,514
Lamar Advertising, Cl A *	1,400	43
Las Vegas Sands *	24,024	359
Leggett & Platt	21,800	445
Lennar, Cl A	9,200	117
Liberty Global, Cl A *	21,100	462
Liberty Media - Capital, Ser A *	5,800	138
Liberty Media - Interactive, Cl A *	9,600	104
Liberty Media - Starz *	2,750	127
Limited Brands	7,300	140
Lithia Motors, Cl A	7,700	63
Lowe’s	175,235	4,099
Macy’s	72,600	1,217
Marriott International, Cl A	10,636	290
Marvel Entertainment *	2,155	117
McDonald’s	27,642	1,726
McGraw-Hill	17,600	590
MDC Holdings	300	9
MGM Mirage *	14,400	131
NetFlix *	500	27
Newell Rubbermaid	13,500	203
News, Cl A	28,900	396
Nike, Cl B	67,224	4,441
Nordstrom	1,300	49
NVR *	100	71
Office Depot *	17,800	115
Omnicom Group	16,400	642
O’Reilly Automotive *	10,900	416
Oxford Industries	5,600	116
Penn National Gaming *	4,700	128
PetSmart	24,700	659
Phillips-Van Heusen	14,300	582
Polo Ralph Lauren	9,400	761
priceline.com *	12,700	2,775
RadioShack	31,000	604
Rent-A-Center *	1,500	27
Ross Stores	27,200	1,162
Royal Caribbean Cruises *	2,600	66
Sally Beauty Holdings *	25,400	194
Scripps Networks Interactive, Cl A	4,000	166
Sears Holdings *	48,500	4,047
Service International	10,100	83
Signet Jewelers *	4,100	110
Smith & Wesson Holding *	37,800	155
Sonic Automotive, Cl A	30,500	317
Stanley Works	1,200	62
Staples	199,220	4,899
Starbucks *	20,400	470
Starwood Hotels & Resorts Worldwide	2,900	106
Steven Madden *	2,300	95

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Strayer Education	2,500	$531
Superior Industries International	3,100	47
Target	84,975	4,110
Tempur-Pedic International *	15,900	376
Thor Industries	7,300	229
Time Warner	261,721	7,627
Time Warner Cable, Cl A	61,905	2,562
TJX	43,700	1,597
TRW Automotive Holdings *	25,400	607
Universal Technical Institute *	4,500	91
Urban Outfitters *	4,300	150
VF	2,118	155
Viacom, Cl B *	50,000	1,486
Virgin Media	12,900	217
WABCO Holdings	2,900	75
Walt Disney	95,709	3,087
Weight Watchers International	16,500	481
Wendy’s, Cl A	25,800	121
Whirlpool	10,400	839
Williams-Sonoma	5,800	121
WMS Industries *	4,300	172
Wyndham Worldwide	36,000	726
Wynn Resorts *	20,960	1,220
Yum! Brands	78,600	2,749

		125,114

Consumer Staples — 7.2%
Altria Group	56,052	1,100
Andersons	800	21
Archer-Daniels-Midland	54,500	1,706
Avon Products	36,700	1,156
Brown-Forman, Cl B	275	15
Bunge	16,800	1,072
Casey’s General Stores	16,100	514
Central European Distribution *	1,600	45
Clorox	8,100	494
Coca-Cola	63,605	3,626
Coca-Cola Enterprises	88,200	1,870
Colgate-Palmolive	8,312	683
ConAgra Foods	89,800	2,070
Costco Wholesale	18,600	1,101
CVS Caremark	39,288	1,265
Dean Foods *	6,016	109
Del Monte Foods	65,300	741
Diageo ADR	11,500	798
Dr Pepper Snapple Group	17,100	484
Energizer Holdings *	400	24
Estee Lauder, Cl A	5,211	252
General Mills	19,700	1,395
Green Mountain Coffee Roasters *	2,600	212
Herbalife	35,000	1,420
Hershey	13,000	465
HJ Heinz	3,574	153
Hormel Foods	5,600	215
JM Smucker	2,500	154
Kellogg	9,975	531
Kimberly-Clark	27,993	1,783
Kraft Foods, Cl A	38,739	1,053
Kroger	39,021	801
Lorillard	2,750	221

Description	Shares	Market Value ($ Thousands)
Mead Johnson Nutrition, Cl A	18,100	$791
NBTY *	5,300	231
Pepsi Bottling Group	11,288	423
PepsiAmericas	3,660	107
PepsiCo	134,667	8,188
Philip Morris International	209,679	10,105
Prestige Brands Holdings *	11,700	92
Procter & Gamble	238,754	14,476
Reynolds American	33,366	1,767
Safeway	71,900	1,531
Sanderson Farms	7,100	299
Sara Lee	213,142	2,596
Smithfield Foods *	8,400	128
SUPERVALU	31,000	394
SYSCO	188,301	5,261
Tyson Foods, Cl A	159,522	1,957
Walgreen	150,664	5,532
Wal-Mart Stores	99,320	5,309
Weis Markets	1,000	36
Whole Foods Market *	10,100	277

		87,049

Energy — 10.7%
Anadarko Petroleum	11,900	743
Apache	16,800	1,733
Arch Coal	1,100	25
Atwood Oceanics *	1,800	65
Baker Hughes	1,830	74
BJ Services	11,341	211
Cabot Oil & Gas	6,200	270
Cameron International *	2,776	116
Canadian Natural Resources	37,960	2,731
Chesapeake Energy	117,800	3,049
Chevron	294,477	22,672
Cimarex Energy	1,700	90
Concho Resources *	2,500	112
ConocoPhillips	185,204	9,458
Consol Energy	400	20
Devon Energy	42,400	3,116
Diamond Offshore Drilling	6,100	600
Dresser-Rand Group *	12,000	379
El Paso	75,500	742
Encore Acquisition *	2,148	103
Ensco International ADR	3,700	148
EOG Resources	39,600	3,853
Exxon Mobil	485,572	33,111
FMC Technologies *	6,800	393
Frontier Oil	3,500	42
Halliburton	81,900	2,464
Helix Energy Solutions Group *	62,100	730
Helmerich & Payne	16,600	662
Hess	59,807	3,618
Holly	18,300	469
Marathon Oil	123,610	3,859
Massey Energy	1,700	71
Murphy Oil	73,159	3,965
Nabors Industries *	1,800	39
National Oilwell Varco	115,594	5,097
Newfield Exploration *	2,000	97
Noble	16,100	655
Noble Energy	4,300	306
Occidental Petroleum	71,960	5,854

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Oceaneering International *	3,400	$199
Oil States International *	13,500	531
Patterson-UTI Energy	50,000	768
Peabody Energy	2,800	127
PetroHawk Energy *	4,300	103
Petroleo Brasileiro ADR	32,085	1,530
Pioneer Natural Resources	1,100	53
Plains Exploration & Production *	1,300	36
Pride International *	1,000	32
Quicksilver Resources *	4,700	71
Range Resources	36,730	1,831
Rowan	19,800	448
SandRidge Energy *	7,400	70
Schlumberger	39,700	2,584
SEACOR Holdings *	7,900	602
Southwestern Energy *	35,300	1,702
Spectra Energy	30,000	615
St. Mary Land & Exploration	1,200	41
Stone Energy *	18,000	325
Sunoco	16,700	436
Superior Energy Services *	200	5
Tesoro	1,300	18
Tidewater	4,000	192
Transocean *	24,500	2,029
Unit *	2,100	89
Valero Energy	1,600	27
Western Refining *	10,900	51
Whiting Petroleum *	200	14
Williams	78,300	1,651
XTO Energy	24,698	1,149

		129,071

Financials — 14.8%
Affiliated Managers Group *	1,200	81
Aflac	139,116	6,434
Allied World Assurance Holdings	9,600	442
Allstate	120,060	3,607
American Equity Investment Life Holding	8,700	65
American Express	298,275	12,086
American Financial Group	26,600	664
American International Group *	7,200	216
AmeriCredit *	9,000	171
Ameriprise Financial	38,900	1,510
Annaly Capital Management †	98,100	1,702
Anworth Mortgage Asset †	21,500	151
Argo Group International Holdings *	8,300	242
Aspen Insurance Holdings	2,000	51
Associated Banc-Corp	8,200	90
Assurant	19,874	586
AvalonBay Communities †	215	18
Axis Capital Holdings	35,600	1,011
Bancorpsouth	1,400	33
Bank of America	901,067	13,570
Bank of New York Mellon	127,732	3,573
BB&T	7,539	191
BlackRock	5,949	1,381
Boston Properties †	600	40
Brandywine Realty Trust †	39,300	448

Description	Shares	Market Value ($ Thousands)
Brookfield Asset Management, Cl A	25,100	$557
Camden Property Trust †	500	21
Capital One Financial	100,300	3,846
CB Richard Ellis Group, Cl A *	14,000	190
CBL & Associates Properties †	10,800	104
Charles Schwab	7,400	139
Chimera Investment †	541,108	2,099
Chubb	53,718	2,642
Cincinnati Financial	3,200	84
Citigroup	826,848	2,737
City National	200	9
CME Group	14,875	4,997
CNA Financial *	21,200	509
Comerica	24,500	724
Compass Diversified Holdings	1,800	23
Credicorp	9,300	716
Cullen/Frost Bankers	1,700	85
Dime Community Bancshares	4,600	54
Discover Financial Services	230,864	3,396
Duke Realty †	800	10
Eaton Vance	7,900	240
Endurance Specialty Holdings	42,800	1,593
Equity Residential †	700	24
Erie Indemnity, Cl A	600	23
Everest Re Group	1,000	86
Federal Realty Investment Trust †	400	27
Federated Investors, Cl B	28,000	770
Fidelity National Financial, Cl A	1,700	23
Fifth Third Bancorp	99,300	968
First American	2,800	93
First Cash Financial Services *	1,800	40
First Commonwealth Financial	22,200	103
First Community Bancshares	1,700	21
First Horizon National *	8,543	115
Forest City Enterprises, Cl A *	54,300	640
Franklin Resources	11,681	1,231
Genworth Financial, Cl A *	12,500	142
Goldman Sachs Group	65,074	10,987
Greenhill	900	72
Hartford Financial Services Group	36,403	847
HCC Insurance Holdings	3,100	87
HCP †	4,700	144
Hospitality Properties Trust †	26,700	633
Host Hotels & Resorts †	14,066	164
HRPT Properties Trust †	210,900	1,365
Hudson City Bancorp	148,931	2,045
Huntington Bancshares	184,900	675
IntercontinentalExchange *	31,800	3,571
International Bancshares	1,200	23
Invesco	17,400	409
Invesco Mortgage Capital †	1,600	36
Jefferies Group	8,000	190
Jones Lang LaSalle	7,077	427
JPMorgan Chase	427,543	17,816
Keycorp	26,600	148
Lazard, Cl A	3,600	137
Legg Mason	900	27
Liberty Property Trust †	2,700	86
Lincoln National	7,200	179

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Loews	13,357	$485
M&T Bank	30,222	2,022
Macerich †	1,018	37
Mack-Cali Realty †	100	3
Marshall & Ilsley	34,600	189
Mercury General	16,800	660
MetLife	46,142	1,631
MFA Financial †	51,300	377
Moody’s	109,380	2,931
Morgan Stanley	76,262	2,257
MSCI, Cl A *	5,100	162
NASDAQ OMX Group *	1,200	24
Nationwide Health Properties †	1,000	35
New York Community Bancorp	104,256	1,513
Northern Trust	5,062	265
NYSE Euronext	114,100	2,887
OceanFirst Financial	2,500	28
Old Republic International	800	8
PartnerRe	4,100	306
People’s United Financial	1,100	18
Phoenix	20,300	56
PNC Financial Services Group	41,246	2,177
Principal Financial Group	10,400	250
Progressive	12,500	225
Protective Life	8,400	139
Provident Financial Services	5,500	59
Prudential Financial	50,000	2,488
Public Storage †	2,600	212
Ramco-Gershenson Properties †	5,600	53
Raymond James Financial	2,300	55
Rayonier †	1,600	67
Regions Financial	27,784	147
Reinsurance Group of America, Cl A	16,800	800
RenaissanceRe Holdings	4,500	239
Senior Housing Properties Trust †	34,500	755
Simon Property Group †	764	61
SL Green Realty †	2,100	106
SLM *	15,900	179
St. Joe *	2,600	75
State Street	71,400	3,109
SunTrust Banks	4,400	89
Susquehanna Bancshares	6,500	38
T. Rowe Price Group	118,734	6,322
Taubman Centers †	18,900	679
TCF Financial	8,600	117
TD Ameritrade Holding *	27,600	535
Torchmark	34,471	1,515
Transatlantic Holdings	1,600	83
Travelers	78,552	3,917
Trustco Bank NY	18,800	118
United America Indemnity, Cl A *	2,900	23
Unum Group	100,500	1,962
US Bancorp	182,958	4,118
Validus Holdings	700	19
Ventas †	1,400	61
Waddell & Reed Financial, Cl A	35,700	1,090
Webster Financial	6,900	82
Weingarten Realty Investors †	25,800	511

Description	Shares	Market Value ($ Thousands)
Wells Fargo	439,255	$11,856
WesBanco	1,800	22
WR Berkley	1,600	39
XL Capital, Cl A	51,000	935
Zions Bancorporation	16,400	210

		178,943

Health Care — 12.0%
Abbott Laboratories	78,690	4,248
Aetna	157,600	4,996
Allergan	143,765	9,059
Allscripts Healthcare Solutions *	3,200	65
American Medical Systems Holdings *	9,500	183
AmerisourceBergen	181,360	4,728
Amgen *	178,325	10,088
Amylin Pharmaceuticals *	4,900	69
Baxter International	41,959	2,462
Beckman Coulter	1,900	124
Becton Dickinson	17,026	1,343
Biogen Idec *	72,083	3,856
Boston Scientific *	43,700	393
Bristol-Myers Squibb	200,367	5,059
Bruker BioSciences *	10,200	123
C.R. Bard	3,400	265
Cardinal Health	158,773	5,119
CareFusion *	17,300	433
Celgene *	1,106	62
Cerner *	2,700	222
Charles River Laboratories International *	4,700	158
Cigna	7,091	250
Community Health Systems *	1,500	53
Cooper	1,000	38
Covance *	1,500	82
Coventry Health Care *	10,600	258
Dendreon *	9,700	255
Edwards Lifesciences *	3,600	313
Eli Lilly	108,789	3,885
Endo Pharmaceuticals Holdings *	7,300	150
Enzon Pharmaceuticals *	7,700	81
Express Scripts *	1,500	130
Forest Laboratories *	76,600	2,460
Genzyme *	35,100	1,720
Gilead Sciences *	100,005	4,328
Health Management Associates, Cl A *	4,300	31
Health Net *	35,100	818
Henry Schein *	700	37
Hill-Rom Holdings	2,300	55
Hologic *	9,500	138
Hospira *	13,900	709
Humana *	12,700	557
Idexx Laboratories *	900	48
IMS Health	4,941	104
Intuitive Surgical *	3,800	1,153
Inverness Medical Innovations *	3,400	141
Johnson & Johnson	216,734	13,960
Kinetic Concepts *	2,700	102
King Pharmaceuticals *	53,100	651

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Laboratory Corp of America Holdings *	5,145	$385
Life Technologies *	5,200	272
LifePoint Hospitals *	900	29
Lincare Holdings *	13,300	494
McKesson	46,398	2,900
Medco Health Solutions *	80,428	5,140
Mednax *	3,800	228
Medtronic	98,292	4,323
Merck	97,104	3,548
Meridian Bioscience	5,500	118
Mettler Toledo International *	4,400	462
Millipore *	1,500	109
Mylan Laboratories *	60,200	1,109
Novo Nordisk ADR	40,400	2,580
Par Pharmaceutical *	10,500	284
Patterson *	2,400	67
PerkinElmer	1,700	35
Perrigo	1,600	64
Pfizer	733,058	13,334
Quest Diagnostics	18,900	1,141
Quidel *	11,700	161
ResMed *	1,200	63
St. Jude Medical *	60,525	2,226
Stryker	31,300	1,577
Tenet Healthcare *	25,000	135
Teva Pharmaceutical Industries ADR	26,770	1,504
Thermo Fisher Scientific *	22,300	1,063
United Therapeutics *	600	32
UnitedHealth Group	322,300	9,824
Universal Health Services, Cl B	8,200	250
Valeant Pharmaceuticals International *	17,200	547
Vertex Pharmaceuticals *	300	13
Waters *	500	31
Watson Pharmaceuticals *	3,400	135
WellPoint *	67,600	3,940
Zimmer Holdings *	24,700	1,460

		145,145

Industrials — 9.2%
3M	55,045	4,551
Aecom Technology *	7,500	206
AGCO *	17,857	578
Aircastle	6,500	64
Alliant Techsystems *	8,900	786
American Science & Engineering	1,400	106
AO Smith	1,400	61
AZZ *	800	26
BE Aerospace *	2,200	52
Boeing	28,209	1,527
Brink’s	3,100	76
Bucyrus International, Cl A	400	23
Burlington Northern Santa Fe	15,726	1,551
C.H. Robinson Worldwide	18,783	1,103
Carlisle	17,300	593
Caterpillar	36,360	2,072
Cintas	3,200	83
Con-way	3,800	133
Cooper Industries, Cl A	10,900	465

Description	Shares	Market Value ($ Thousands)
Copa Holdings, Cl A	2,400	$131
Corrections Corp of America *	5,100	125
Crane	11,200	343
CSX	24,142	1,171
Cummins	53,715	2,463
Danaher	21,175	1,592
Deere	17,200	930
Dollar Thrifty Automotive Group *	5,600	143
Dover	25,300	1,053
Dun & Bradstreet	574	49
DynCorp International, Cl A *	8,500	122
Eaton	1,300	83
EMCOR Group *	23,800	640
Emerson Electric	38,630	1,646
Ennis	3,200	54
Expeditors International of Washington	107,200	3,723
Fastenal	300	12
FedEx	20,600	1,719
First Solar *	400	54
Flowserve	1,500	142
Fluor	67,282	3,030
Foster Wheeler *	14,200	418
Gardner Denver	22,500	957
General Cable *	1,100	32
General Dynamics	68,787	4,689
General Electric	830,044	12,559
Goodrich	42,500	2,731
Harsco	5,400	174
Hertz Global Holdings *	6,300	75
Honeywell International	30,121	1,181
Hubbell, Cl B	7,900	374
Illinois Tool Works	121,683	5,840
ITT	19,418	966
Jacobs Engineering Group *	1,100	41
JB Hunt Transport Services	1,700	55
Joy Global	31,305	1,615
KBR	124,318	2,362
Kirby *	2,600	91
L-3 Communications Holdings	18,200	1,582
Lennox International	600	23
Lincoln Electric Holdings	1,500	80
Lockheed Martin	32,445	2,445
Manpower	8,600	469
Masco	1,600	22
McDermott International *	21,800	523
Monster Worldwide *	7,700	134
Norfolk Southern	300	16
Northrop Grumman	70,306	3,927
Oshkosh Truck	11,300	418
Owens Corning *	13,800	354
PACCAR	1,100	40
Parker Hannifin	28,095	1,514
Pitney Bowes	700	16
Precision Castparts	1,980	218
Quanta Services *	71,300	1,486
Raytheon	86,450	4,454
Robert Half International	600	16
Rockwell Automation	6,100	286
Rockwell Collins	4,900	271
Roper Industries	300	16

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
RR Donnelley & Sons	54,600	$1,216
Ryder System	1,700	70
Schawk, Cl A	2,800	38
Shaw Group *	200	6
Southwest Airlines	203,703	2,328
Spirit Aerosystems Holdings, Cl A *	6,500	129
SPX	10,900	596
Tennant	1,800	47
Terex *	2,500	50
Textron	2,300	43
Thomas & Betts *	17,000	608
Toro	5,500	230
TransDigm Group	700	33
Tyco International	36,300	1,295
Union Pacific	56,578	3,615
United Parcel Service, Cl B	102,584	5,885
United Technologies	101,630	7,054
URS *	6,300	281
UTI Worldwide	2,000	29
Verisk Analytics, Cl A *	1,400	42
Waste Management	8,300	281
Watson Wyatt Worldwide, Cl A	6,700	318
Werner Enterprises	9,100	180
WESCO International *	1,300	35
WW Grainger	9,600	930

		111,090

Information Technology — 21.4%
Accenture, Cl A	52,820	2,192
Acme Packet *	5,100	56
Activision Blizzard *	6,000	67
Adobe Systems *	171,520	6,308
Advanced Micro Devices *	9,700	94
Affiliated Computer Services, Cl A *	4,820	288
Agilent Technologies *	3,800	118
Akamai Technologies *	2,500	63
Alliance Data Systems *	1,100	71
Altera	5,900	134
Amdocs *	54,000	1,541
Amphenol, Cl A	2,200	101
Analog Devices	56,030	1,769
AOL *	12,503	291
Apple *	88,728	18,709
Applied Materials	5,500	77
Arris Group *	5,000	57
Arrow Electronics *	6,000	178
Autodesk *	57,700	1,466
Automatic Data Processing	6,901	296
Avnet *	32,600	983
BMC Software *	21,700	870
Brightpoint *	10,600	78
Broadcom, Cl A *	53,410	1,680
Broadridge Financial Solutions	14,600	329
Brocade Communications Systems *	9,000	69
CA	126,700	2,846
Cadence Design Systems *	18,400	110
Cirrus Logic *	8,400	57
Cisco Systems *	541,455	12,963
Citrix Systems *	47,565	1,979

Description	Shares	Market Value ($ Thousands)
Cognizant Technology Solutions, Cl A *	9,300	$421
CommScope *	1,100	29
Computer Sciences *	39,136	2,252
Convergys *	4,600	50
Corning	365,800	7,064
Cree *	2,300	130
Cypress Semiconductor *	8,800	93
DealerTrack Holdings *	6,600	124
Dell *	49,689	714
Dolby Laboratories, Cl A *	1,800	86
DST Systems *	5,400	235
eBay *	262,805	6,186
Electronic Arts *	64,900	1,152
EMC *	440,650	7,698
Equinix *	800	85
F5 Networks *	3,800	201
Factset Research Systems	3,100	204
Fidelity National Information Services	23,331	547
Fiserv *	16,400	795
Flextronics International *	94,200	689
Google, Cl A *	30,701	19,034
Harris	28,100	1,336
Hewitt Associates, Cl A *	16,900	714
Hewlett-Packard	246,564	12,701
IAC *	17,961	368
infoGROUP	2,800	23
Ingram Micro, Cl A *	143,691	2,507
Intel	551,510	11,251
International Business Machines	150,031	19,639
Intersil, Cl A	7,000	107
Intuit *	129,700	3,983
Iron Mountain *	7,400	168
j2 Global Communications *	1,700	35
Jabil Circuit	1,600	28
JDS Uniphase *	4,400	36
Juniper Networks *	3,600	96
Kla-Tencor	8,000	289
Lam Research *	1,900	74
Lender Processing Services	1,800	73
Lexmark International, Cl A *	16,914	439
Linear Technology	6,900	211
Loral Space & Communications *	1,200	38
Marvell Technology Group *	56,300	1,168
Mastercard, Cl A	17,700	4,531
Maxim Integrated Products	4,200	85
McAfee *	9,500	385
Microchip Technology	7,900	230
Micron Technology *	3,400	36
Micros Systems *	8,000	248
Microsoft	812,109	24,761
Molex	3,900	84
Motorola	30,300	235
National Semiconductor	2,000	31
NetApp *	11,500	395
NeuStar, Cl A *	2,300	53
Nokia ADR	133,100	1,710
Novellus Systems *	9,900	231
Nuance Communications *	1,900	29

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Nvidia *	35,200	$658
ON Semiconductor *	4,600	41
Oplink Communications *	900	15
Oracle	171,698	4,213
Paychex	62,600	1,918
Pegasystems	2,800	95
PMC - Sierra *	34,800	301
Qualcomm	164,700	7,619
Quest Software *	25,100	462
Rackspace Hosting *	83,900	1,749
Rambus *	2,100	51
Red Hat *	49,700	1,536
Rovi *	6,200	198
SAIC *	36,400	689
Salesforce.com *	2,000	148
Seagate Technology	131,200	2,387
Semtech *	9,200	156
Silicon Laboratories *	5,500	266
Sun Microsystems *	18,549	174
Sybase *	5,800	252
Symantec *	231,556	4,143
Synopsys *	29,300	653
Syntel	500	19
Tech Data *	44,475	2,075
Technitrol	7,900	35
Tellabs *	21,900	125
Teradata *	110,100	3,460
Teradyne *	3,200	34
Texas Instruments	352,534	9,187
Total System Services	16,500	285
Trimble Navigation *	800	20
Tyco Electronics	20,400	501
Varian Semiconductor Equipment Associates *	900	32
VeriSign *	127,300	3,086
Visa, Cl A	96,975	8,481
Vishay Intertechnology *	7,100	59
VMware, Cl A *	2,100	89
WebMD Health, Cl A *	3,099	119
Western Digital *	45,500	2,009
Western Union	56,300	1,061
Xerox	83,000	702
Xilinx	9,200	231
Yahoo! *	421,920	7,080
Zebra Technologies, Cl A *	5,200	148

		258,519

Materials — 3.3%
Air Products & Chemicals	5,000	405
Albemarle	6,100	222
Alcoa	3,700	60
Allegheny Technologies	1,300	58
Alpha Natural Resources *	2,192	95
Ashland	13,700	543
Ball	18,600	962
Bemis	28,600	848
Celanese, Ser A	9,000	289
CF Industries Holdings	649	59
Cliffs Natural Resources	25,491	1,175
Commercial Metals	200	3
Compass Minerals International	400	27
Crown Holdings *	14,900	381

Description	Shares	Market Value ($ Thousands)
Cytec Industries	2,100	$76
Dow Chemical	3,300	91
E.I. Du Pont de Nemours	62,600	2,108
Eagle Materials	3,500	91
Eastman Chemical	17,700	1,066
Ecolab	12,300	548
FMC	1,000	56
Freeport-McMoRan Copper & Gold, Cl B	55,610	4,465
Greif, Cl A	3,900	211
Huntsman	124,666	1,407
International Flavors & Fragrances	600	25
International Paper	28,400	761
Koppers Holdings	3,900	119
Lubrizol	23,700	1,729
MeadWestvaco	9,200	263
Monsanto	16,312	1,334
Nalco Holding	58,700	1,497
NewMarket	3,400	390
Newmont Mining	20,001	946
Nucor	47,300	2,207
Owens-Illinois *	7,400	243
Packaging Corp of America	1,300	30
Pactiv *	36,259	875
Potash Corp of Saskatchewan	18,000	1,953
PPG Industries	2,400	141
Praxair	50,630	4,066
Reliance Steel & Aluminum	12,500	540
Rock-Tenn, Cl A	12,600	635
RPM International	9,900	201
Scotts Miracle-Gro, Cl A	10,800	425
Sealed Air	32,049	701
Sigma-Aldrich	700	35
Solutia *	25,600	325
Sonoco Products	18,500	541
Southern Copper	49,900	1,642
Spartech	7,300	75
Syngenta ADR	48,300	2,718
Temple-Inland	7,300	154
Terra Industries	2,338	75
Valspar	3,900	106
Walter Energy	4,148	313
Weyerhaeuser	700	30

		40,341

Telecommunication Services — 3.2%
AT&T	763,753	21,408
CenturyTel	24,201	876
Crown Castle International *	110,400	4,310
MetroPCS Communications *	8,900	68
NII Holdings *	18,000	604
Qwest Communications International	21,100	89
SBA Communications, Cl A *	3,500	120
Sprint Nextel *	371,643	1,360
Telephone & Data Systems	15,100	512
tw telecom , Cl A *	2,700	46
Verizon Communications	276,645	9,165
Windstream	3,052	34

		38,592

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Utilities — 4.0%
AES *	619,500	$8,246
AGL Resources	3,900	142
Allegheny Energy	2,000	47
Alliant Energy	12,600	381
Ameren	42,300	1,182
American Electric Power	53,400	1,858
American Water Works	4,500	101
Aqua America	12,900	226
Atmos Energy	27,500	808
Calpine *	14,100	155
CMS Energy	22,100	346
Consolidated Edison	2,400	109
Constellation Energy Group	29,200	1,027
Dominion Resources	48,594	1,891
DPL	35,500	980
DTE Energy	52,468	2,287
Duke Energy	1,500	26
Edison International	70,300	2,445
Energen	24,700	1,156
Entergy	1,000	82
Equities	14,600	641
Exelon	51,774	2,530
FirstEnergy	72,568	3,371
FPL Group	55,700	2,942
ITC Holdings	300	16
Mirant *	74,900	1,144
National Fuel Gas	2,200	110
NiSource	47,100	724
Northeast Utilities	3,700	95
NRG Energy *	3,400	80
NV Energy	120,600	1,493
OGE Energy	16,700	616
Oneok	600	27
PG&E	24,436	1,091
Pinnacle West Capital	4,700	172
PPL	25,440	822
Progress Energy	1,500	61
Public Service Enterprise Group	94,102	3,129
Questar	3,600	150
SCANA	600	23
Sempra Energy	45,292	2,536
Southern	1,027	34
Southern Union	61,300	1,391
TECO Energy	2,600	42
UGI	17,800	431
Westar Energy	200	4
Wisconsin Energy	1,000	50
Xcel Energy	54,971	1,167

		48,387

Total Common Stock (Cost $1,091,028) ($ Thousands)		1,162,251

PREFERRED STOCK — 0.0%

Financials — 0.0%
Bank of America
10.000%, 12/31/49*(A)(B)	12,400	185

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Preferred Stock (Cost $186) ($ Thousands)		$185

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(C)	48,519,466	48,519

Total Cash Equivalent (Cost $48,519) ($ Thousands)		48,519

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.342%, 09/23/10 (D) (E)	$400	399
0.135%, 06/03/10 (D) (E)	3,249	3,247

Total U.S. Treasury Obligations (Cost $3,647) ($ Thousands)		3,646

Total Investments — 100.5% (Cost $1,143,380) ($ Thousands)@		$1,214,601

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index E-MINI	50	Mar-2010	$42

S&P Composite Index	131	Mar-2010	166
S&P Mid 400 Index E-MINI	66	Mar-2010	107

			$315

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,208,359 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(B)	Convertible.
(C)	Investment in Affiliated Security.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

@ At December 31, 2009, the tax basis cost of the Fund’s investments was $1,143,380 ($ Thousands), and the unrealized appreciation and depreciation were $87,192 ($ Thousands) and ($15,971) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,162,251	$—	$—	$1,162,251
Preferred Stock	185	—	—	185
Cash Equivalent	48,519	—	—	48,519
U.S. Treasury Obligations	—	3,646	—	3,646

Total Investments in Securities	$1,210,955	$3,646	$—	$1,214,601

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$315	$—	$—	$315

*	Futures contracts are valued at unrealized appreciation on the instrument.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Consumer Discretionary — 9.4%
Abercrombie & Fitch, Cl A	11,300	$394
Amazon.com *	43,600	5,865
Apollo Group, Cl A * (A)	17,403	1,055
Autonation * (A)	13,326	255
Autozone * (A)	3,894	616
Bed Bath & Beyond * (A)	35,533	1,373
Best Buy (A)	44,641	1,762
Big Lots *	9,913	287
Black & Decker	7,809	506
Carnival *	57,284	1,815
CBS, Cl B	88,101	1,238
Coach	41,210	1,505
Comcast, Cl A	373,022	6,289
Darden Restaurants	18,813	660
DeVry	8,200	465
DIRECTV, Cl A *	126,000	4,202
DR Horton (A)	38,649	420
Eastman Kodak (A)	31,610	133
Expedia * (A)	26,700	687
Family Dollar Stores (A)	19,222	535
Ford Motor * (A)	432,380	4,324
Fortune Brands	19,219	830
GameStop, Cl A * (A)	22,600	496
Gannett	28,647	425
Gap	63,731	1,335
Genuine Parts (A)	21,936	833
Goodyear Tire & Rubber * (A)	30,693	433
H&R Block (A)	42,804	968
Harley-Davidson (A)	29,908	753
Harman International Industries	8,500	300
Hasbro	16,391	526
Home Depot (A)	222,196	6,428
International Game Technology	40,856	767
Interpublic Group *	63,501	469
J.C. Penney	30,680	816
Johnson Controls	89,657	2,442
Kohl's * (A)	40,047	2,160
Leggett & Platt	19,454	397
Lennar, Cl A (A)	23,407	299
Limited Brands (A)	33,827	651
Lowe's	192,836	4,510
Macy's	54,564	915
Marriott International, Cl A (A)	32,552	887
Mattel	49,518	989
McDonald's	141,170	8,815
McGraw-Hill	42,421	1,422
Meredith (A)	5,363	166
New York Times, Cl A (A)	14,392	178
Newell Rubbermaid (A)	36,747	551
News, Cl A	295,633	4,047
Nike, Cl B (A)	51,094	3,376
Nordstrom (A)	21,902	823
Office Depot *	38,120	246
Omnicom Group	40,304	1,578
O'Reilly Automotive * (A)	18,600	709
Polo Ralph Lauren	7,400	599
priceline.com *	5,580	1,219
Pulte Homes (A)	41,982	420

Description	Shares	Market Value ($ Thousands)
RadioShack	15,025	$293
Ross Stores	15,834	676
Scripps Networks Interactive, Cl A	11,600	481
Sears Holdings * (A)	7,065	590
Sherwin-Williams (A)	13,516	833
Snap-On	6,953	294
Stanley Works (A)	9,979	514
Staples (A)	96,614	2,376
Starbucks *	96,458	2,224
Starwood Hotels & Resorts Worldwide (A)	24,035	879
Target	98,619	4,770
Tiffany (A)	15,773	678
Time Warner	152,312	4,438
Time Warner Cable, Cl A (A)	46,083	1,907
TJX	55,467	2,027
VF (A)	12,114	887
Viacom, Cl B *	79,501	2,364
Walt Disney (A)	248,127	8,002
Washington Post, Cl B	755	332
Whirlpool (A)	9,905	799
Wyndham Worldwide	22,902	462
Wynn Resorts * (A)	9,200	536
Yum! Brands (A)	61,070	2,135

		125,661

Consumer Staples — 11.2%
Altria Group	271,156	5,323
Archer-Daniels-Midland	84,266	2,638
Avon Products (A)	57,251	1,803
Brown-Forman, Cl B	15,195	814
Campbell Soup	25,775	871
Clorox	18,842	1,149
Coca-Cola	303,553	17,302
Coca-Cola Enterprises	43,817	929
Colgate-Palmolive	65,193	5,356
ConAgra Foods	57,552	1,327
Constellation Brands, Cl A *	25,800	411
Costco Wholesale	57,218	3,386
CVS Caremark	184,235	5,934
Dean Foods *	24,800	448
Dr Pepper Snapple Group	32,600	923
Estee Lauder, Cl A (A)	16,200	783
General Mills	42,691	3,023
Hershey (A)	22,712	813
HJ Heinz	40,949	1,751
Hormel Foods	8,500	327
JM Smucker	16,148	997
Kellogg	34,367	1,828
Kimberly-Clark	55,699	3,549
Kraft Foods, Cl A	193,298	5,254
Kroger	85,159	1,748
Lorillard	21,576	1,731
McCormick (A)	16,461	595
Mead Johnson Nutrition, Cl A	42,648	1,864
Molson Coors Brewing, Cl B	20,546	928
Pepsi Bottling Group	19,036	714
PepsiCo	204,296	12,421
Philip Morris International	249,365	12,017
Procter & Gamble	382,901	23,215
Reynolds American	23,040	1,220

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Safeway	54,246	$1,155
Sara Lee	96,987	1,181
SUPERVALU (A)	26,397	336
SYSCO (A)	79,020	2,208
Tyson Foods, Cl A	41,990	515
Walgreen	129,544	4,757
Wal-Mart Stores	279,444	14,936
Whole Foods Market * (A)	17,900	491

		148,971

Energy — 11.3%
Anadarko Petroleum	65,780	4,106
Apache	43,900	4,529
Baker Hughes (A)	40,234	1,629
BJ Services	37,256	693
Cabot Oil & Gas (A)	13,600	593
Cameron International *	31,500	1,317
Chesapeake Energy	84,000	2,174
Chevron	262,878	20,239
ConocoPhillips	194,143	9,915
Consol Energy	23,500	1,170
Denbury Resources * (A)	33,100	490
Devon Energy	58,013	4,264
Diamond Offshore Drilling (A)	8,900	876
El Paso	95,794	942
EOG Resources (A)	33,044	3,215
Exxon Mobil	625,044	42,622
FMC Technologies * (A)	16,800	972
Halliburton	118,579	3,568
Hess	38,075	2,303
Marathon Oil	92,956	2,902
Massey Energy (A)	10,400	437
Murphy Oil	24,963	1,353
Nabors Industries * (A)	37,978	831
National Oilwell Varco	54,868	2,419
Noble Energy	22,700	1,617
Occidental Petroleum	106,159	8,636
Peabody Energy (A)	34,700	1,569
Pioneer Natural Resources (A)	14,700	708
Range Resources	21,200	1,057
Rowan	14,597	330
Schlumberger	157,125	10,227
Smith International	34,800	946
Southwestern Energy *	45,100	2,174
Spectra Energy	83,961	1,722
Sunoco	16,457	429
Tesoro (A)	16,700	226
Valero Energy	78,308	1,312
Williams	75,565	1,593
XTO Energy	76,218	3,546

		149,651

Financials — 14.1%
Aflac	61,408	2,840
Allstate	70,159	2,107
American Express	156,015	6,322
American International Group * (A)	18,008	540
Ameriprise Financial	33,184	1,288
AON (A)	35,829	1,374
Apartment Investment & Management, Cl A † (A)	15,239	243
Assurant	14,800	436

Description	Shares	Market Value ($ Thousands)
AvalonBay Communities † (A)	10,208	$838
Bank of America (A)	1,301,928	19,607
Bank of New York Mellon	157,386	4,402
BB&T (A)	89,297	2,265
Boston Properties † (A)	18,000	1,207
Capital One Financial	59,562	2,284
CB Richard Ellis Group, Cl A *	34,600	470
Charles Schwab (A)	124,627	2,346
Chubb	45,856	2,255
Cincinnati Financial	22,579	592
Citigroup (A)	2,550,285	8,441
CME Group	8,907	2,992
Comerica	19,983	591
Discover Financial Services	69,630	1,024
E*Trade Financial * (A)	206,639	362
Equity Residential †	38,140	1,288
Federated Investors, Cl B (A)	13,145	362
Fifth Third Bancorp	111,011	1,082
First Horizon National * (A)	32,105	430
Franklin Resources	19,615	2,066
Genworth Financial, Cl A *	65,900	748
Goldman Sachs Group	67,456	11,389
Hartford Financial Services Group	53,386	1,242
HCP † (A)	40,800	1,246
Health Care † (A)	15,400	682
Host Hotels & Resorts † (A)	83,448	974
Hudson City Bancorp	60,300	828
Huntington Bancshares	100,875	368
IntercontinentalExchange * (A)	10,000	1,123
Invesco	57,900	1,360
Janus Capital Group	22,177	298
JPMorgan Chase	516,357	21,517
Keycorp (A)	117,383	652
Kimco Realty †	52,100	705
Legg Mason (A)	20,800	627
Leucadia National *	24,000	571
Lincoln National	38,798	965
Loews	46,849	1,703
M&T Bank (A)	10,561	706
Marsh & McLennan	72,550	1,602
Marshall & Ilsley	71,170	388
MetLife	107,726	3,808
Moody's (A)	26,808	719
Morgan Stanley	177,861	5,265
NASDAQ OMX Group *	17,400	345
Northern Trust	32,405	1,698
NYSE Euronext	35,700	903
People's United Financial	47,600	795
Plum Creek Timber † (A)	22,535	851
PNC Financial Services Group	60,675	3,203
Principal Financial Group	41,548	999
Progressive (A)	87,368	1,572
Prologis † (A)	66,460	910
Prudential Financial	60,766	3,024
Public Storage †	17,528	1,428
Regions Financial (A)	160,263	848
Simon Property Group †	37,403	2,985
SLM * (A)	59,143	666
State Street	64,891	2,825
SunTrust Banks (A)	69,096	1,402
T. Rowe Price Group (A)	33,408	1,779

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Torchmark (A)	10,405	$457
Travelers	71,152	3,548
Unum Group	42,452	829
US Bancorp (A)	250,306	5,634
Ventas †	20,000	875
Vornado Realty Trust † (A)	21,373	1,495
Wells Fargo	669,563	18,072
XL Capital, Cl A (A)	43,605	799
Zions Bancorporation (A)	19,060	245

		187,727

Health Care — 12.3%
Abbott Laboratories	202,446	10,930
Aetna	58,602	1,858
Allergan	40,266	2,537
AmerisourceBergen	38,392	1,001
Amgen *	132,318	7,485
Baxter International	78,938	4,632
Becton Dickinson	31,362	2,473
Biogen Idec *	37,600	2,012
Boston Scientific *	196,012	1,764
Bristol-Myers Squibb (A)	199,901	5,047
C.R. Bard (A)	12,688	988
Cardinal Health	49,855	1,607
CareFusion *	22,677	567
Celgene *	60,300	3,357
Cephalon * (A)	9,500	593
Cigna (A)	37,971	1,339
Coventry Health Care *	18,513	450
DaVita *	14,300	840
Dentsply International (A)	20,600	725
Eli Lilly	132,230	4,722
Express Scripts *	36,052	3,117
Forest Laboratories *	40,863	1,312
Genzyme *	34,432	1,688
Gilead Sciences * (A)	117,472	5,084
Hospira * (A)	20,704	1,056
Humana *	23,297	1,022
IMS Health	22,595	476
Intuitive Surgical * (A)	5,220	1,583
Johnson & Johnson	361,582	23,289
King Pharmaceuticals * (A)	31,686	389
Laboratory Corp of America Holdings * (A)	14,763	1,105
Life Technologies *	23,843	1,245
McKesson	34,869	2,179
Medco Health Solutions *	63,616	4,066
Medtronic	145,217	6,387
Merck	400,044	14,618
Millipore *	7,893	571
Mylan Laboratories * (A)	42,111	776
Patterson * (A)	11,300	316
PerkinElmer	14,040	289
Pfizer	1,057,276	19,232
Quest Diagnostics	20,224	1,221
St. Jude Medical *	43,156	1,587
Stryker	36,842	1,856
Tenet Healthcare *	63,576	343
Thermo Fisher Scientific *	53,543	2,554
UnitedHealth Group	152,247	4,640
Varian Medical Systems * (A)	17,200	806
Waters *	12,197	756

Description	Shares	Market Value ($ Thousands)
Watson Pharmaceuticals * (A)	14,971	$593
WellPoint *	59,698	3,480
Zimmer Holdings *	27,655	1,635

		164,198

Industrials — 10.0%
3M	93,282	7,712
Avery Dennison	15,715	573
Boeing (A)	95,032	5,144
Burlington Northern Santa Fe	34,424	3,395
C.H. Robinson Worldwide (A)	22,000	1,292
Caterpillar (A)	81,397	4,639
Cintas	18,307	477
CSX	51,350	2,490
Cummins	27,240	1,249
Danaher	33,948	2,553
Deere	55,502	3,002
Dover	25,537	1,063
Dun & Bradstreet	7,400	624
Eaton	21,369	1,359
Emerson Electric	98,306	4,188
Equifax	17,825	551
Expeditors International of Washington (A)	29,000	1,007
Fastenal (A)	17,800	741
FedEx (A)	41,105	3,430
First Solar * (A)	6,640	899
Flowserve	7,100	671
Fluor	23,444	1,056
General Dynamics	50,626	3,451
General Electric	1,395,274	21,110
Goodrich	17,020	1,094
Honeywell International	100,955	3,958
Illinois Tool Works	50,524	2,425
ITT (A)	25,400	1,263
Jacobs Engineering Group * (A)	16,900	635
L-3 Communications Holdings	15,023	1,306
Lockheed Martin	41,794	3,149
Masco	47,668	658
Monster Worldwide * (A)	15,034	261
Norfolk Southern	48,226	2,528
Northrop Grumman	41,719	2,330
PACCAR (A)	47,191	1,712
Pall	15,495	561
Parker Hannifin	22,371	1,205
Pitney Bowes	28,375	646
Precision Castparts	18,300	2,019
Quanta Services *	28,600	596
Raytheon	51,068	2,631
Republic Services	43,583	1,234
Robert Half International (A)	18,927	506
Rockwell Automation	18,126	852
Rockwell Collins	21,978	1,217
Roper Industries	12,000	628
RR Donnelley & Sons	27,111	604
Ryder System	7,254	299
Southwest Airlines	102,149	1,168
Stericycle * (A)	11,800	651
Textron (A)	34,598	651
Union Pacific	65,894	4,210
United Parcel Service, Cl B	129,811	7,448
United Technologies	122,632	8,512

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Waste Management (A)	64,528	$2,182
WW Grainger (A)	7,965	771

		132,586

Information Technology — 19.5%
Adobe Systems *	68,836	2,532
Advanced Micro Devices * (A)	79,463	769
Affiliated Computer Services, Cl A * (A)	13,449	803
Agilent Technologies * (A)	44,506	1,383
Akamai Technologies * (A)	21,600	547
Altera (A)	37,551	850
Amphenol, Cl A	23,500	1,085
Analog Devices	39,899	1,260
Apple *	118,031	24,888
Applied Materials	174,550	2,433
Autodesk * (A)	29,317	745
Automatic Data Processing	65,950	2,824
BMC Software *	25,249	1,012
Broadcom, Cl A * (A)	55,936	1,759
CA	53,827	1,209
Cisco Systems *	753,604	18,041
Citrix Systems *	25,042	1,042
Cognizant Technology Solutions, Cl A *	38,300	1,735
Computer Sciences *	20,733	1,193
Compuware *	30,175	218
Corning	203,278	3,925
Dell * (A)	226,174	3,248
eBay *	147,632	3,475
Electronic Arts * (A)	43,978	781
EMC *	271,140	4,737
Fidelity National Information Services	44,765	1,049
Fiserv *	19,980	969
Flir Systems * (A)	19,200	628
Google, Cl A *	31,591	19,586
Harris	16,700	794
Hewlett-Packard	310,565	15,997
Intel	723,115	14,752
International Business Machines	172,137	22,533
Intuit *	43,786	1,345
Iron Mountain * (A)	24,800	564
Jabil Circuit	25,979	451
JDS Uniphase *	29,456	243
Juniper Networks * (A)	68,200	1,819
Kla-Tencor (A)	21,771	787
Lexmark International, Cl A *	10,239	266
Linear Technology (A)	30,494	931
LSI Logic *	91,546	550
Mastercard, Cl A (A)	12,600	3,225
McAfee * (A)	21,200	860
MEMC Electronic Materials *	29,300	399
Microchip Technology (A)	23,100	671
Micron Technology * (A)	109,569	1,157
Microsoft (A)	1,016,893	31,005
Molex (A)	17,460	377
Motorola	300,906	2,335
National Semiconductor (A)	29,337	451
NetApp * (A)	45,476	1,564
Novell *	54,889	228

Description	Shares	Market Value ($ Thousands)
Novellus Systems * (A)	11,727	$274
Nvidia * (A)	74,048	1,383
Oracle	511,888	12,562
Paychex (A)	44,656	1,368
QLogic * (A)	14,148	267
Qualcomm	219,032	10,133
Red Hat *	25,400	785
SAIC *	38,844	736
Salesforce.com *	15,000	1,106
SanDisk * (A)	30,200	875
Sun Microsystems *	102,002	956
Symantec *	106,447	1,904
Tellabs *	50,899	289
Teradata *	22,868	719
Teradyne * (A)	20,307	218
Texas Instruments	163,349	4,257
Total System Services (A)	24,380	421
VeriSign *	26,800	650
Visa, Cl A (A)	58,472	5,114
Western Digital *	30,400	1,342
Western Union	89,812	1,693
Xerox (A)	111,236	941
Xilinx (A)	37,609	943
Yahoo! * (A)	156,338	2,623

		259,589

Materials — 3.5%
Air Products & Chemicals	27,526	2,231
Airgas	11,500	548
AK Steel Holding (A)	14,800	316
Alcoa (A)	126,735	2,043
Allegheny Technologies (A)	13,659	612
Ball	11,891	615
Bemis	14,490	430
CF Industries Holdings (A)	6,690	607
Cliffs Natural Resources	16,611	766
Dow Chemical (A)	149,475	4,130
E.I. Du Pont de Nemours	118,035	3,974
Eastman Chemical	9,608	579
Ecolab	30,930	1,379
FMC	10,200	569
Freeport-McMoRan Copper & Gold, Cl B	55,168	4,429
International Flavors & Fragrances	9,794	403
International Paper	56,070	1,502
MeadWestvaco	21,515	616
Monsanto	71,448	5,841
Newmont Mining	65,808	3,113
Nucor	40,882	1,907
Owens-Illinois *	22,600	743
Pactiv *	18,487	446
PPG Industries	21,545	1,261
Praxair	41,199	3,309
Sealed Air	19,828	433
Sigma-Aldrich (A)	15,536	785
Titanium Metals (A)	12,100	151
United States Steel (A)	19,426	1,071
Vulcan Materials (A)	17,149	903
Weyerhaeuser	28,888	1,246

		46,958

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 3.1%
American Tower, Cl A *	51,600	$2,230
AT&T	773,240	21,674
CenturyTel (A)	40,292	1,459
Frontier Communications (A)	38,531	301
MetroPCS Communications * (A)	33,700	257
Qwest Communications International (A)	201,626	849
Sprint Nextel *	398,722	1,459
Verizon Communications	371,898	12,321
Windstream (A)	61,246	673

		41,223

Utilities — 3.7%
AES *	85,990	1,145
Allegheny Energy (A)	23,968	563
Ameren	31,044	868
American Electric Power	63,815	2,220
Centerpoint Energy	48,868	709
CMS Energy (A)	32,692	512
Consolidated Edison (A)	38,133	1,732
Constellation Energy Group	25,599	900
Dominion Resources (A)	78,140	3,041
DTE Energy (A)	21,045	917
Duke Energy	170,222	2,930
Edison International	42,553	1,480
Entergy	25,564	2,092
Equities (A)	18,100	795
Exelon	86,154	4,210
FirstEnergy	39,587	1,839
FPL Group	54,020	2,853
Integrys Energy Group	11,134	468
Nicor	5,325	224
NiSource	38,979	600
Northeast Utilities	24,800	640
Pepco Holdings	31,600	533
PG&E (A)	49,629	2,216
Pinnacle West Capital	14,349	525
PPL	48,871	1,579
Progress Energy	36,483	1,496
Public Service Enterprise Group	66,230	2,202
Questar	23,800	989
SCANA	14,500	546
Sempra Energy	31,965	1,789
Southern	104,635	3,486
TECO Energy (A)	30,812	500
Wisconsin Energy	16,100	802
Xcel Energy	59,219	1,257

		48,658

Total Common Stock (Cost $757,367) ($ Thousands)		1,305,222

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 14.5%
SEI Liquidity Fund, L.P.,
0.300% ** (C) (D)	196,318,016	$192,933

Total Affiliated Partnership (Cost $196,318) ($ Thousands)		192,933

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** (D)	18,958,191	18,958

Total Cash Equivalent (Cost $18,958) ($ Thousands)		18,958

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills,
0.017%, 03/11/10 (B) (E)	$2,895	2,895

Total U.S. Treasury Obligation (Cost $2,895) ($ Thousands)		2,895

Total Investments — 114.2% (Cost $975,538) ($ Thousands) @		$1,520,008

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index EMINI	477	Mar-2010	$177

			$177

For the period ended December 31, 2009, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,330,931 ($Thousands).

†	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $189,385 ($ Thousands).
(B)	The rate reported is the effective yield at the time of purchase.
(C)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $192,933 ($ Thousands).
(D)	Investment in Affiliated Security.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

@	At December 31, 2009, the tax basis cost of the Fund's investments was $975,538 ($ Thousands), and the unrealized appreciation and depreciation were $608,910 ($ Thousands) and ($64,440) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,305,222	—	—	1,305,222
Affiliated Partnership	—	192,933	—	192,933
Cash Equivalent	18,958	—	—	18,958
U.S. Treasury Obligation	—	2,895	—	2,895

Total Investments in Securities	$1,324,180	$195,828	$—	$1,520,008

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$177 $	$—	$—	$177

*	Futures contracts are valued at unrealized appreciation on the instrument.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7% ‡

Consumer Discretionary — 9.3%
Abercrombie & Fitch, Cl A (A)	27,672	$964
Accor	5,592	307
American Greetings, Cl A (A)	44,900	978
America’s Car-Mart *	17,800	469
Arctic Cat	43,600	400
Asbury Automotive Group *	38,600	445
ATC Technology *	97,612	2,328
Bebe Stores (A)	46,165	289
Belo, Cl A	168,845	918
Big Lots *	24,200	701
Blyth	6,475	218
Bob Evans Farms (A)	24,000	695
Brown Shoe	34,100	337
Cabela’s * (A)	59,800	853
Callaway Golf (A)	144,729	1,091
Carmike Cinemas *	8,000	60
Carter’s *	5,500	145
Casual Male Retail Group *	209,424	488
Cato, Cl A	35,000	702
Coldwater Creek * (A)	118,211	527
Cooper Tire & Rubber (A)	61,093	1,225
Core-Mark Holding *	9,400	310
Cracker Barrel Old Country Store (A)	29,200	1,109
CSS Industries	35,100	682
Dillard’s, Cl A (A)	30,500	563
Ethan Allen Interiors (A)	68,745	923
Finish Line, Cl A	34,300	430
Foot Locker	70,800	789
Global Sources *	10,600	66
Group 1 Automotive (A)	11,600	329
Harte-Hanks	43,000	464
hhgregg * (A)	42,491	936
Hillenbrand	28,000	528
Iconix Brand Group *	61,500	778
Insight Enterprises * (A)	90,300	1,031
International Speedway, Cl A (A)	56,900	1,619
Jack in the Box *	95,370	1,876
Jakks Pacific * (A)	39,700	481
Jarden	22,186	686
Jo-Ann Stores * (A)	10,200	370
Jones Apparel Group	26,600	427
Journal Communications, Cl A	107,100	417
Lakeland Industries *	94,400	755
Landry’s Restaurants * (A)	19,700	419
Lifetime Brands	60,500	433
Lincoln Educational Services *	11,360	246
Lions Gate Entertainment *	122,000	709
Matthews International, Cl A	29,900	1,059
MDC Partners, Cl A *	375,900	3,135
Mediacom Communications, Cl A *	51,500	230
Men’s Wearhouse (A)	21,601	455
Meredith (A)	55,000	1,697
New Frontier Media *	206,600	390
O’Charleys *	50,700	332
Oxford Industries	15,200	314
Perry Ellis International *	27,900	420
PetSmart	61,626	1,645

Description	Shares	Market Value ($ Thousands)
Polaris Industries (A)	21,800	$951
Princeton Review *	256,034	1,040
RadioShack	53,600	1,045
RC2 *	18,100	267
Red Robin Gourmet Burgers * (A)	36,600	655
Regis (A)	127,248	1,981
Rent-A-Center *	120,900	2,142
Ruby Tuesday * (A)	52,100	375
Scholastic (A)	21,100	629
Scientific Games, Cl A * (A)	61,473	895
Sinclair Broadcast Group, Cl A	68,900	278
Sonic Automotive, Cl A	28,100	292
Stage Stores	76,900	951
Standard Motor Products	28,200	240
Stein Mart *	8,200	87
Thomas Cook Group	46,696	174
Unifirst	800	39
World Wrestling Entertainment, Cl A	32,000	491

		53,725

Consumer Staples — 5.1%
Alliance One International *	304,100	1,484
American Oriental Bioengineering * (A)	104,000	484
Andersons (A)	3,600	93
BJ’s Wholesale Club *	31,087	1,017
Cal-Maine Foods (A)	19,000	647
Casey’s General Stores (A)	44,552	1,422
Central Garden and Pet * (A)	74,918	801
Central Garden and Pet, Cl A *	67,199	668
Chattem * (A)	16,600	1,549
Chiquita Brands International * (A)	113,600	2,049
Corn Products International	56,678	1,657
Dean Foods * (A)	107,248	1,935
Del Monte Foods	140,800	1,597
Dole Food *	83,599	1,037
Fresh Del Monte Produce *	87,900	1,943
Herbalife	12,700	515
Ingles Markets, Cl A	31,975	484
Nash Finch (A)	10,700	397
Pantry *	135,588	1,842
Prestige Brands Holdings *	60,700	477
Ruddick	51,100	1,315
Sanderson Farms (A)	56,900	2,399
Universal (A)	77,200	3,521
Village Super Market, Cl A	10,504	287

		29,620

Energy — 4.9%
Allis-Chalmers Energy * (A)	24,300	92
Alon USA Energy (A)	22,900	157
Approach Resources *	122,400	945
Berry Petroleum, Cl A (A)	86,593	2,524
Boots & Coots *	90,980	150
Cal Dive International *	259,487	1,962
Comstock Resources *	26,200	1,063
CVR Energy *	37,800	259
Forest Oil * (A)	77,700	1,729
GeoMet *	239,770	350
Goodrich Petroleum * (A)	59,553	1,450
Gulfport Energy *	16,400	188

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Holly	97,300	$2,494
Hornbeck Offshore Services *	17,300	403
Key Energy Services * (A)	161,658	1,421
Oil States International *	10,100	397
Overseas Shipholding Group (A)	24,500	1,077
Parker Drilling * (A)	199,700	988
Patterson-UTI Energy (A)	94,200	1,446
RPC (A)	85,000	884
SEACOR Holdings * (A)	13,100	999
Seahawk Drilling * (A)	43,400	978
StealthGas	105,700	658
Stone Energy *	29,500	532
Superior Energy Services *	41,000	996
Swift Energy * (A)	86,611	2,075
Tesoro (A)	37,300	505
USEC * (A)	168,500	649
Western Refining * (A)	46,700	220
World Fuel Services (A)	25,000	670

		28,261

Financials — 31.2%
1st Source	8,100	130
Abington Bancorp	7,500	52
Advance America Cash Advance Centers	141,300	786
Agree Realty †	37,300	869
Alexander’s * †	900	274
Alexandria Real Estate Equities † (A)	6,800	437
Alliance Financial (A)	5,000	136
Allied Capital	24,600	89
Allied World Assurance Holdings	44,500	2,050
AMB Property † (A)	129,900	3,319
American Campus Communities †	15,430	434
American Equity Investment Life Holding (A)	75,800	564
American Physicians Capital	15,600	473
American Safety Insurance Holdings *	7,900	114
Ameris Bancorp	5,258	38
Ames National	1,300	27
Annaly Capital Management †	87,700	1,522
Anthracite Capital †	63,800	6
Anworth Mortgage Asset †	68,800	482
Ares Capital	31,700	395
Argo Group International Holdings *	15,400	449
Arrow Financial	3,090	77
Artio Global Investors, Cl A *	10,400	265
Aspen Insurance Holdings	76,000	1,934
Assured Guaranty	49,000	1,066
Astoria Financial (A)	131,900	1,639
Auburn National Bancorporation	500	10
AvalonBay Communities † (A)	19,600	1,609
Bancfirst	4,300	159
Banco Latinoamericano de Exportaciones, Cl E	59,800	831
Bancorp *	10,800	74
Bancorp Rhode Island	13,100	336
Bancorpsouth (A)	47,364	1,111
Bank of Marin Bancorp	5,300	173
Bank of the Ozarks (A)	23,100	676

Description	Shares	Market Value ($ Thousands)
BankFinancial	8,700	$86
Bar Harbor Bankshares (A)	800	22
Beneficial Mutual Bancorp *	14,000	138
Berkshire Hills Bancorp	35,800	740
BGC Partners, Cl A	157,700	728
BioMed Realty Trust †	57,200	903
Boston Private Financial Holdings (A)	80,491	464
Boston Properties † (A)	8,700	583
Brandywine Realty Trust †	92,800	1,058
Brookfield Asset Management, Cl A	52,900	1,173
Brookline Bancorp	25,800	256
Bryn Mawr Bank	1,900	29
Calamos Asset Management, Cl A	29,500	340
Camden National	7,200	235
Camden Property Trust †	30,371	1,287
Capital City Bank Group	4,600	64
Capstead Mortgage †	38,400	524
Cardinal Financial	106,207	928
Care Investment Trust †	11,600	90
Cash America International (A)	3,400	119
Cathay General Bancorp (A)	13,800	104
CBL & Associates Properties † (A)	114,039	1,103
Cedar Shopping Centers † (A)	92,300	628
Centerstate Banks	36,000	363
Central Pacific Financial (A)	30,300	40
Century Bancorp, Cl A	3,000	66
Chemical Financial	3,400	80
Chimera Investment †	180,400	700
Citizens & Northern	2,700	26
Citizens Republic Bancorp * (A)	61,236	42
City Holding	2,800	91
CNA Surety * (A)	37,100	552
CNB Financial	2,900	46
CoBiz Financial	18,700	89
Colonial Properties Trust † (A)	46,700	548
Columbia Banking System	10,600	172
Community Bank System	72,100	1,392
Community Trust Bancorp	8,000	196
Conseco * (A)	66,600	333
CreXus Investment * †	29,400	410
CVB Financial (A)	103,300	893
Danvers Bancorp	6,900	90
Delphi Financial Group, Cl A	60,300	1,349
Developers Diversified Realty †	12,200	113
Dexus Property Group †	301,497	230
Dime Community Bancshares	57,300	672
Doral Financial *	42,200	153
Douglas Emmett † (A)	143,600	2,046
Duke Realty † (A)	37,900	461
DuPont Fabros Technology †	14,900	268
East West Bancorp	52,100	823
Education Realty Trust †	160,698	778
Employers Holdings	172,679	2,649
Encore Bancshares *	61,600	490
Encore Capital Group *	45,200	786
Endurance Specialty Holdings (A)	55,851	2,079
Enterprise Bancorp	1,600	18
Enterprise Financial Services	3,000	23

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Entertainment Properties Trust † (A)	5,600	$197
Equity One † (A)	82,049	1,327
Equity Residential †	65,400	2,209
ESB Financial	1,200	16
ESSA Bancorp	30,800	360
Essex Property Trust † (A)	7,400	619
Extra Space Storage †	10,200	118
Farmers Capital Bank	2,200	23
FBL Financial Group, Cl A (A)	63,800	1,182
FBR Capital Markets *	221,600	1,369
Federated Investors, Cl B (A)	49,776	1,369
Financial Institutions	6,200	73
First Bancorp (A)	41,300	252
First Busey	2,400	9
First Commonwealth Financial	18,500	86
First Community Bancshares	11,900	143
First Defiance Financial	4,800	54
First Financial	2,600	79
First Financial Bancorp	175,429	2,554
First Financial Bankshares (A)	13,100	710
First Financial Holdings	25,556	332
First Financial Northwest	5,200	34
First Horizon National * (A)	104,792	1,404
First Industrial Realty Trust † (A)	72,300	378
First Merchants (A)	19,100	113
First Mercury Financial (A)	7,700	106
First Midwest Bancorp (A)	40,000	436
First of Long Island	2,700	68
First Potomac Realty Trust †	39,300	494
FirstMerit	80,244	1,616
Flagstar Bancorp * (A)	52,400	31
Flagstone Reinsurance Holdings	22,100	242
Flushing Financial	104,200	1,173
FNB (Pennsylvania) (A)	70,200	477
Forest City Enterprises, Cl A * (A)	141,279	1,664
Fpic Insurance Group * (A)	16,800	649
German American Bancorp	2,100	34
Getty Realty †	800	19
GFI Group	113,200	517
Glacier Bancorp	11,300	155
Gladstone Capital	22,500	173
Great American Group *	199,700	739
Great Southern Bancorp (A)	4,400	94
Green Bankshares	7,012	25
Hancock Holding (A)	33,345	1,460
Hatteras Financial †	22,300	623
Health Care † (A)	6,700	297
Heartland Financial USA	3,600	52
Hercules Technology Growth Capital	94,606	983
Heritage Financial Group	400	3
Hersha Hospitality Trust †	78,000	245
Highwoods Properties †	22,200	740
Home Bancshares	43,600	1,049
Home Federal Bancorp	33,200	442
Horace Mann Educators	64,897	811
Hospitality Properties Trust †	26,000	616
Host Hotels & Resorts † (A)	197,510	2,305
HRPT Properties Trust †	213,700	1,383
IBERIABANK (A)	18,280	984
Independent Bank	9,200	192

Description	Shares	Market Value ($ Thousands)
Infinity Property & Casualty (A)	49,259	$2,002
International Bancshares (A)	61,500	1,164
Invesco Mortgage Capital †	10,900	248
Investors Bancorp *	30,300	332
KBW *	10,950	300
Kearny Financial	6,800	68
Kennedy-Wilson Holdings *	34,800	312
K-Fed Bancorp	500	4
Kimco Realty †	188,600	2,552
Lakeland Bancorp	8,800	56
Lakeland Financial	4,400	76
LaSalle Hotel Properties †	18,000	382
Legacy Bancorp	1,000	10
Liberty Property Trust † (A)	26,700	855
Macerich † (A)	24,995	899
MainSource Financial Group	56,400	270
Max Capital Group	76,800	1,713
MB Financial	82,460	1,626
Meadowbrook Insurance Group	268,600	1,988
Medical Properties Trust † (A)	90,200	902
Merchants Bancshares	3,000	68
Meridian Interstate Bancorp *	2,400	21
MFA Financial †	228,812	1,682
MGIC Investment *	65,700	380
Mid-America Apartment Communities † (A)	28,419	1,372
Montpelier Re Holdings	65,500	1,134
Nara Bancorp	20,100	228
NASB Financial	1,100	26
National Bankshares	2,400	68
National Financial Partners *	58,800	476
National Penn Bancshares (A)	148,209	858
NBT Bancorp	14,100	287
Nelnet, Cl A	120,511	2,076
NewAlliance Bancshares (A)	101,849	1,223
NGP Capital Resources	19,900	162
Northfield Bancorp	200	3
Northrim BanCorp	4,200	71
Northwest Bancshares	50,735	574
Norwood Financial	600	17
NYMAGIC	5,500	91
OceanFirst Financial	37,850	428
Ocwen Financial *	40,400	387
Old National Bancorp	65,100	809
Old Second Bancorp	8,700	60
Oppenheimer Holdings, Cl A	8,800	292
Oriental Financial Group	55,700	602
Pacific Capital Bancorp (A)	22,900	22
Pacific Continental	3,000	34
PacWest Bancorp (A)	101,126	2,038
Park National (A)	9,449	556
Parkway Properties †	19,500	406
Peapack Gladstone Financial	1,415	18
Pebblebrook Hotel Trust *	30,900	680
Pennsylvania Real Estate Investment Trust † (A)	42,200	357
Peoples Bancorp	4,200	41
Pico Holdings *	39,400	1,290
Pinnacle Financial Partners *	100	1
Platinum Underwriters Holdings	100,579	3,851
PMA Capital, Cl A *	57,500	362
Porter Bancorp	1,760	26

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Presidential Life	13,900	$127
PrivateBancorp, Cl A	4,700	42
ProAssurance * (A)	33,510	1,800
Prosperity Bancshares (A)	33,200	1,344
Provident Financial Services	40,300	429
Provident New York Bancorp	28,300	239
Public Storage †	22,100	1,800
Radian Group	1,600	12
RAIT Financial Trust † (A)	29,400	38
Raymond James Financial (A)	25,200	599
Regency Centers † (A)	92,800	3,254
Reinsurance Group of America, Cl A	41,732	1,989
Renasant	50,200	683
Republic Bancorp, Cl A	52,178	1,075
Rewards Network	2,800	35
Rockville Financial	800	8
S&T Bancorp (A)	32,700	556
Safeguard Scientifics *	22,100	228
Safety Insurance Group	18,200	659
Sandy Spring Bancorp (A)	8,250	73
Santander BanCorp *	25,200	309
Saul Centers †	19,200	629
SCBT Financial	24,340	674
SeaBright Insurance Holdings *	51,500	592
Selective Insurance Group	59,700	982
Shore Bancshares	2,200	32
Sierra Bancorp (A)	19,700	150
Signature Bank NY * (A)	67,669	2,159
Simmons First National, Cl A	5,800	161
Simon Property Group †	27,618	2,204
Smithtown Bancorp	7,000	42
South Financial Group (A)	21,700	14
Southside Bancshares	8,103	159
Southwest Bancorp	16,500	115
StanCorp Financial Group	15,000	600
Starwood Property Trust †	43,100	814
State Bancorp	8,000	57
Sterling Bancorp, Cl N	4,000	29
Sterling Bancshares	79,300	407
Stewart Information Services (A)	66,000	744
Student Loan	17,600	820
Suffolk Bancorp	3,400	101
Sun Bancorp *	6,825	26
Sun Communities †	25,700	508
Susquehanna Bancshares	59,900	353
SVB Financial Group * (A)	17,300	721
SY Bancorp	2,100	45
Synovus Financial (A)	441,639	905
TCF Financial (A)	33,800	460
Texas Capital Bancshares *	39,580	553
Thomas Weisel Partners Group *	78,200	296
TICC Capital	30,100	182
Tompkins Financial, Cl US	8,700	352
Trico Bancshares	8,400	140
Trustco Bank NY (A)	116,800	736
Trustmark (A)	38,900	877
UDR † (A)	97,100	1,596
UMB Financial	8,100	319
Umpqua Holdings	34,400	461
Unibail (France) †	3,600	794
Union Bankshares	25,300	313

Description	Shares	Market Value ($ Thousands)
United Bankshares (A)	39,600	$791
United Community Banks *	32,397	110
United Financial Bancorp	35,900	471
Univest Corp of Pennsylvania	5,800	102
Validus Holdings (A)	58,700	1,581
Ventas † (A)	17,900	783
Verde Realty PIPE * (B) (C)	21,100	445
ViewPoint Financial Group	33,030	476
Vornado Realty Trust † (A)	41,597	2,909
Washington Banking	2,200	26
Washington Real Estate Investment Trust †	10,700	295
Washington Trust Bancorp	5,000	78
Webster Financial	14,500	172
WesBanco	33,500	413
Westamerica Bancorporation	9,200	509
Western Alliance Bancorp *	15,400	58
Westfield Group †	25,000	282
White Mountains Insurance Group	3,200	1,065
Whitney Holding (A)	19,200	175
Wilber	600	4
Willis Group Holdings (A)	22,351	590
Wilshire Bancorp	26,200	215
Wintrust Financial	3,200	99
World Acceptance * (A)	8,300	297
WSFS Financial	27,700	710
Zenith National Insurance	49,800	1,482
Zions Bancorporation (A)	78,862	1,012

		179,589

Health Care — 5.2%
Affymetrix *	7,400	43
American Dental Partners *	1,100	14
AMN Healthcare Services *	130,900	1,186
Amsurg * (A)	48,450	1,067
Assisted Living Concepts, Cl A *	24,600	649
Brookdale Senior Living *	27,800	506
Cambrex *	8,800	49
Cantel Medical	24,800	500
Conmed *	112,482	2,565
Cooper (A)	37,769	1,440
Cross Country Healthcare * (A)	126,100	1,250
Exactech *	41,860	725
Healthspring *	74,300	1,308
HealthTronics *	206,210	544
Healthways *	31,100	570
Hill-Rom Holdings	31,800	763
ICU Medical *	33,400	1,217
Invacare (A)	20,300	506
inVentiv Health *	27,300	442
Inverness Medical Innovations *	5,700	237
Kendle International *	34,796	637
Kensey Nash *	25,527	651
Kindred Healthcare *	55,800	1,030
Kinetic Concepts * (A)	32,400	1,220
Lincare Holdings * (A)	11,600	431
Magellan Health Services *	17,100	697
Martek Biosciences * (A)	5,300	100
Medical Action Industries *	11,100	178
Medical Staffing Network Holdings *	107,400	44

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Molina Healthcare * (A)	27,300	$624
National Dentex *	14,900	151
Nighthawk Radiology Holdings *	79,300	359
NovaMed *	82,700	321
Par Pharmaceutical *	71,300	1,929
Patterson * (A)	32,702	915
PDL BioPharma	64,700	444
Psychiatric Solutions *	39,800	841
Skilled Healthcare Group, Cl A *	28,900	215
Somanetics *	9,800	172
Symmetry Medical *	34,900	281
Universal American Financial * (A)	64,530	755
Universal Health Services, Cl B	38,000	1,159
Varian *	18,500	954
Young Innovations	3,400	84

		29,773

Industrials — 15.9%
AAR * (A)	27,900	641
Acuity Brands (A)	48,700	1,736
Aegean Marine Petroleum Network	10,000	275
Aircastle	52,100	513
Airtran Holdings *	289,200	1,509
Alamo Group	31,700	544
Alaska Air Group * (A)	13,900	480
Altra Holdings *	20,300	251
Ampco-Pittsburgh	40,100	1,264
AO Smith	27,500	1,193
Apogee Enterprises (A)	36,300	508
Applied Industrial Technologies	18,425	407
Arkansas Best (A)	47,600	1,401
Astec Industries * (A)	54,700	1,474
Avis Budget Group * (A)	17,900	235
BE Aerospace *	92,667	2,178
Beacon Roofing Supply *	38,400	614
Belden (A)	64,658	1,417
Brady, Cl A	50,674	1,521
CAI International *	60,991	551
Celadon Group *	54,700	593
Clean Harbors *	17,052	1,016
Columbus McKinnon *	27,300	373
Comfort Systems USA (A)	120,500	1,487
Consolidated Graphics *	11,500	403
Cornell *	51,900	1,178
Courier	32,250	459
CRA International *	14,000	373
Crane	37,200	1,139
Cubic	800	30
Deluxe	55,900	827
Diamond Management & Technology Consultants	61,900	456
Dycom Industries *	98,500	791
DynCorp International, Cl A *	48,000	689
EMCOR Group *	125,500	3,376
EnergySolutions	9,500	81
EnerSys *	24,500	536
EnPro Industries * (A)	27,900	737
Esterline Technologies *	24,038	980
Force Protection *	90,500	471
G&K Services	47,842	1,202

Description	Shares	Market Value ($ Thousands)
Gardner Denver	45,189	$1,923
GATX (A)	7,000	201
Genco Shipping & Trading (A)	21,500	481
Geo Group *	31,000	678
Gibraltar Industries	25,300	398
GP Strategies *	1,500	11
GrafTech International *	10,400	162
Granite Construction (A)	70,300	2,366
GT Solar International * (A)	34,800	193
Healthcare Services Group	9,400	202
Hexcel *	35,900	466
Horizon Lines, Cl A (A)	61,100	340
Hudson Highland Group *	118,100	560
IDEX (A)	75,573	2,354
Integrated Electrical Services *	2,500	15
Interface, Cl A	100,233	833
International Shipholding	2,300	72
Kadant *	57,362	915
Kansas City Southern * (A)	35,051	1,167
Kaydon (A)	47,905	1,713
Kelly Services, Cl A (A)	19,700	235
Kforce *	12,900	161
Kirby * (A)	27,000	941
Knoll	48,200	498
Korn/Ferry International * (A)	32,200	531
LECG *	213,000	637
M&F Worldwide *	12,800	506
McDermott International *	25,300	607
Mcgrath Rentcorp	36,400	814
Mistras Group *	14,300	215
Monster Worldwide * (A)	92,200	1,604
Mueller Industries	57,900	1,438
NACCO Industries, Cl A	7,400	369
Pacer International (A)	42,000	133
Preformed Line Products	900	39
Quanex Building Products	75,875	1,288
Rand Logistics *	31,678	103
Republic Airways Holdings * (A)	21,500	159
Ryder System (A)	37,000	1,523
School Specialty * (A)	108,707	2,543
Seaboard	180	243
Skywest	67,000	1,134
Spherion *	74,400	418
Spirit Aerosystems Holdings, Cl A * (A)	73,800	1,466
Standex International	15,400	309
Steelcase, Cl A (A)	62,200	395
SYKES Enterprises *	20,800	530
Teledyne Technologies *	87,763	3,366
Teleflex	34,917	1,882
Terex *	70,517	1,397
Thomas & Betts * (A)	29,100	1,042
Titan Machinery *	16,460	190
Tredegar	9,200	146
Trimas *	7,000	47
Triumph Group (A)	33,372	1,610
TrueBlue *	80,800	1,197
Ultrapetrol Bahamas *	7,200	34
United Stationers * (A)	12,400	705
VSE	2,700	122
Watson Wyatt Worldwide, Cl A (A)	94,336	4,483

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Watts Water Technologies, Cl A (A)	41,635	$1,287
Werner Enterprises	30,000	594
WESCO International * (A)	67,971	1,836
Woodward Governor (A)	66,900	1,724
YRC Worldwide * (A)	24,900	21

		91,481

Information Technology — 13.4%
3Com *	73,700	553
Actel *	93,500	1,111
Actuate *	25,400	109
Acxiom * (A)	60,000	805
ADC Telecommunications * (A)	50,000	310
Agilysys	19,600	178
Anixter International * (A)	14,300	674
Arris Group *	65,700	751
Arrow Electronics *	54,300	1,608
ATMI *	32,700	609
Benchmark Electronics * (A)	148,200	2,802
Black Box	48,982	1,388
CACI International, Cl A *	51,941	2,537
CDC Software ADR *	146,400	1,414
Checkpoint Systems *	27,000	412
Ciber *	325,100	1,122
Coherent *	97,575	2,901
CPI International *	2,800	37
CSG Systems International *	66,300	1,266
CTS	54,900	528
Diebold	55,452	1,578
Digi International *	118,500	1,081
Digital River * (A)	77,734	2,098
Double-Take Software *	51,000	509
DSP Group *	18,300	103
Earthlink (A)	202,800	1,685
Emulex *	86,176	939
Epicor Software *	27,900	213
Fair Isaac (A)	65,700	1,400
Hackett Group *	28,670	80
Imation	93,800	818
Intermec *	109,500	1,408
Jack Henry & Associates	39,100	904
JDA Software Group *	16,300	415
Lawson Software *	487,059	3,239
LeCroy *	38,900	142
Lexmark International, Cl A *	53,600	1,393
Littelfuse *	58,219	1,872
LTX-Credence *	230,300	410
Manhattan Associates *	85,800	2,062
Mantech International, Cl A *	9,500	459
MAXIMUS	32,800	1,640
Methode Electronics (A)	88,700	770
MicroStrategy, Cl A *	14,400	1,354
ModusLink Global Solutions *	23,100	218
Multi-Fineline Electronix *	31,200	885
NCR *	41,100	457
Ness Technologies *	35,000	171
Omnivision Technologies *	31,500	458
Oplink Communications *	9,000	148
Orbotech *	131,600	1,233
OSI Systems *	4,300	117

Description	Shares	Market Value ($ Thousands)
Parametric Technology *	104,980	$1,715
Photronics *	41,400	184
Plantronics	9,500	247
Plexus *	1,200	34
Progress Software *	52,400	1,531
QLogic *	7,500	141
Quantum *	178,500	523
Quest Software *	6,200	114
Radisys * (A)	81,000	774
RADWARE *	28,200	426
RF Micro Devices *	51,300	245
Richardson Electronics	54,504	320
Rudolph Technologies *	115,400	776
Scansource *	2,100	56
SRA International, Cl A *	73,800	1,410
Standard Microsystems *	31,300	650
Sybase *	34,630	1,503
SYNNEX * (A)	39,400	1,208
Synopsys *	44,433	990
Technitrol	117,300	514
Techwell *	40,700	537
TIBCO Software * (A)	137,800	1,327
TTM Technologies *	7,700	89
Ultra Clean Holdings *	83,000	580
Ultratech *	93,600	1,391
Unisys *	2,400	92
United Online	156,600	1,126
Varian Semiconductor Equipment Associates * (A)	14,500	520
Web.com Group *	85,500	558
Websense *	41,500	724
Xyratex *	97,733	1,301
Zebra Technologies, Cl A *	58,030	1,646
Zoran * (A)	210,808	2,329

		76,955

Materials — 4.3%
AEP Industries *	16,692	639
Allied Nevada Gold * (A)	18,000	271
Aptargroup	34,249	1,224
Buckeye Technologies *	82,800	808
Bway Holding *	22,300	429
Cabot	30,523	801
Carpenter Technology	26,900	725
Clearwater Paper *	5,600	308
Cytec Industries	25,752	938
Domtar *	100	5
Eagle Materials (A)	18,000	469
Glatfelter	8,200	100
Globe Specialty Metals *	14,400	135
H.B. Fuller	82,500	1,877
Innospec	10,900	110
Kaiser Aluminum	11,000	458
Landec *	8,500	53
Mercer International * (A)	1,891	6
Myers Industries	4,200	38
Neenah Paper	52,757	736
NewMarket	10,000	1,148
Olin (A)	122,662	2,149
OM Group * (A)	82,110	2,577
PolyOne *	179,000	1,337
Quaker Chemical	49,000	1,011

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
RTI International Metals *	63,475	$1,598
Schulman A	14,100	284
Schweitzer-Mauduit International	4,700	331
Sensient Technologies	56,700	1,491
Silgan Holdings (A)	25,956	1,502
Solutia *	30,700	390
Spartech	4,300	44
Stepan	7,200	467

		24,459

Telecommunication Services — 0.3%
Atlantic Telegraph-Network	1,900	105
Cincinnati Bell * (A)	242,900	838
Premiere Global Services *	26,200	216
USA Mobility	68,400	753

		1,912

Utilities — 6.1%
AGL Resources	50,717	1,850
Allete (A)	45,800	1,497
Avista (A)	16,100	348
Black Hills	23,100	615
Cleco	72,900	1,993
El Paso Electric *	154,100	3,125
Empire District Electric (A)	48,700	912
Great Plains Energy (A)	188,761	3,660
Idacorp (A)	63,765	2,037
Laclede Group	9,600	324
MGE Energy	3,800	136
New Jersey Resources (A)	12,300	460
Nicor	13,000	548
Northwest Natural Gas (A)	15,100	680
NorthWestern (A)	95,100	2,474
NV Energy	59,600	738
Portland General Electric	292,464	5,969
South Jersey Industries	27,404	1,046
Southwest Gas (A)	42,900	1,224
UGI	36,100	873
UIL Holdings	20,900	587
Unisource Energy	17,400	560
Vectren	80,800	1,994
Westar Energy	58,106	1,262
WGL Holdings	13,000	436

		35,348

Total Common Stock (Cost $503,471) ($ Thousands)		551,123

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund (A)	7,209	449

Total Exchange Traded Fund (Cost $432) ($ Thousands)		449

	Number of Warrants
WARRANTS — 0.0%
Washington Mutual (D)	30,242	3

Total Warrants (Cost $—) ($Thousands)		3

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 21.6%
SEI Liquidity Fund, L.P.,
0.300% **(E)(F)	128,518,359	$124,385

Total Affiliated Partnership (Cost $128,518) ($ Thousands)		124,385

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% **(F)	17,232,606	17,233

Total Cash Equivalent (Cost $17,233) ($ Thousands)		17,233

U.S. TREASURY OBLIGATIONS — 0.2%
United States Treasury Bill
0.135%, 06/03/10 (G) (H)	$836	835
0.028%, 01/07/10 (G) (H)	600	600

Total U.S. Treasury Obligations (Cost $1,435) ($ Thousands)		1,435

Total Investments — 120.6% (Cost $651,089) ($ Thousands) @		$694,628

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E- MINI	219	Mar-2010	$17

			$17

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $576,142 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $123,068 ($ Thousands).
(B)	Security considered illiquid and restricted. The total market value of such security as of December 31, 2009 was $445 ($Thousands) and represented 0.08% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2009 was $445 ($ Thousands) and represented 0.08% of net Assets.
(D)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $124,385 ($ Thousands).
(F)	Investment in Affiliated Security.
(G)	The rate reported is the effective yield at the time of purchase.
(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “-” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $651,089($ Thousands), and the unrealized appreciation and depreciation were $92,144 ($ Thousands) and ($48,605) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2009

A summary of restricted securities held by the Fund at December 31, 2009, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$445	0.08%

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	550,678	—	445	551,123
Exchange Traded Fund	449	—	—	449
Warrant	3	—	—	3
Affiliated Partnership	—	124,385	—	124,385
Cash Equivalent	17,233	—	—	17,233
U.S. Treasury Obligations	—	1,435	—	1,435

Total Investments in Securities	$568,363	$125,820	$445	$694,628

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$17	$—	$—	$17

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of October 1, 2009	$445
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2009	$445

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7% ‡

Consumer Discretionary — 17.2%
Aaron Rents	14,619	$405
Aeropostale *	4,460	152
American Axle & Manufacturing Holdings	19,700	158
American Eagle Outfitters	40,515	688
American Greetings, Cl A	11,149	243
American Public Education *	45,733	1,571
Amerigon * (A)	67,759	538
Ameristar Casinos	1,600	24
ArvinMeritor	14,300	160
ATC Technology *	9,600	229
Bally Technologies * (A)	27,759	1,146
Barnes & Noble	2,900	55
Belo, Cl A	23,662	128
Big 5 Sporting Goods	13,400	230
Blue Nile *	3,654	231
Brinker International	22,937	342
Brink’s Home Security Holdings *	21,060	687
Brown Shoe	11,400	113
Buckle	9,238	270
Buffalo Wild Wings *	18,011	725
Build-A-Bear Workshop *	16,498	81
California Pizza Kitchen * (A)	34,925	470
Capella Education * (A)	27,256	2,052
Carter’s *	26,908	706
Cato, Cl A	34,788	698
Century Casinos *	116,528	314
Charming Shoppes *	19,500	126
Cheesecake Factory * (A)	27,646	597
Chico’s FAS *	37,636	529
Christopher & Banks	28,450	217
Citi Trends * (A)	14,700	406
CKE Restaurants	10,747	91
CKX *	5,749	30
Coldwater Creek *	22,031	98
Collective Brands *	7,746	176
Cooper Tire & Rubber	40,318	809
Core-Mark Holding *	2,800	92
Corinthian Colleges * (A)	42,790	589
Cracker Barrel Old Country Store	18,509	703
Dana Holding *	17,890	194
Deckers Outdoor *	4,792	487
Denny’s *	59,581	131
Dick’s Sporting Goods * (A)	46,106	1,147
Dillard’s, Cl A	3,900	72
DineEquity *	19,733	479
Domino’s Pizza *	21,649	181
Dress Barn * (A)	17,247	398
Eastman Kodak	84,700	357
EW Scripps, Cl A *	1,000	7
Federal Mogul, Cl A *	30,359	525
Finish Line, Cl A	98,564	1,237
Foot Locker	19,130	213
Fossil *	22,157	744
Fred’s, Cl A	28,250	288
Fuel Systems Solutions * (A)	12,736	525
Grand Canyon Education * (A)	61,269	1,165
Group 1 Automotive	1,000	28
Gymboree *	6,291	274
Hibbett Sports * (A)	43,633	960
HOT Topic *	82,490	525

Description	Shares	Market Value ($ Thousands)
HSN *	52,045	$1,051
Iconix Brand Group *	67,778	857
Insight Enterprises *	29,276	334
Interactive Data	27,976	708
Isle of Capri Casinos * (A)	16,904	126
J Crew Group *	45,974	2,057
Jarden	61,445	1,899
Jo-Ann Stores * (A)	7,012	254
JOS A Bank Clothiers * (A)	15,100	637
K12 * (A)	23,607	479
Kirkland’s *	74,798	1,299
Knology *	20,164	221
Life Time Fitness * (A)	105,935	2,641
Live Nation *	22,701	193
Liz Claiborne *	16,971	96
Lululemon Athletica * (A)	61,206	1,842
Lumber Liquidators * (A)	4,315	116
Maidenform Brands *	18,812	314
Marcus	8,371	107
Marvel Entertainment *	3,363	182
Matthews International, Cl A	6,119	217
Mediacom Communications, Cl A *	26,232	117
Meritage Homes *	36,835	712
Morningstar * (A)	22,652	1,095
National CineMedia	43,920	728
Nordstrom	24,450	919
Nutri/System (A)	30,227	942
NVR *	1,060	753
Office Depot *	17,571	113
OfficeMax *	30,154	383
Orient-Express Hotels, Cl A	96,149	975
Overstock.com *	7,662	104
Oxford Industries	22,800	472
Papa John’s International *	3,287	77
Peet’s Coffee & Tea * (A)	16,801	560
Penske Auto Group	8,589	130
PetMed Express	6,566	116
PetSmart	28,960	773
PF Chang’s China Bistro * (A)	20,326	771
Pinnacle Entertainment *	105,367	946
Pre-Paid Legal Services *	4,200	173
RadioShack	6,103	119
Red Robin Gourmet Burgers *	44,642	799
Rue21 *	42,765	1,201
Saks *	173,855	1,140
Sally Beauty Holdings *	6,500	50
Signet Jewelers *	9,087	243
Sinclair Broadcast Group, Cl A	83,837	338
Smith & Wesson Holding *	29,290	120
Sonic Automotive, Cl A	18,744	195
Sotheby’s	24,485	550
Spartan Motors	13,717	77
Spectrum Group International *	22,436	42
Stage Stores	9,100	112
Stamps.com *	14,419	130
Standard-Pacific *	53,499	200
Steiner Leisure *	9,477	377
Steven Madden *	500	21
Sturm Ruger (A)	46,580	452
Superior Industries International	5,300	81
Tempur-Pedic International *	99,045	2,341
Tenneco *	25,900	459

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Texas Roadhouse, Cl A *	43,943	$494
Ticketmaster *	19,382	237
Titan International	65,492	531
Tractor Supply * (A)	20,459	1,084
True Religion Apparel * (A)	8,300	153
Tupperware Brands	26,286	1,224
Ulta Salon Cosmetics & Fragrance *	28,708	521
Under Armour, Cl A *	21,085	575
Universal Technical Institute *	17,873	361
Valassis Communications *	18,660	341
Volcom *	5,752	96
Warnaco Group *	13,698	578
Wendy’s, Cl A	36,650	172
Wet Seal, Cl A *	45,247	156
Williams-Sonoma	6,354	132
Wolverine World Wide	3,957	108

		69,115

Consumer Staples — 2.6%
Alliance One International *	28,299	138
American Italian Pasta, Cl A * (A)	12,401	431
American Oriental Bioengineering *	31,604	147
Andersons	1,000	26
Cal-Maine Foods	8,258	282
Casey’s General Stores	16,128	515
Chiquita Brands International *	40,641	733
Darling International *	84,009	704
Diamond Foods	10,730	381
Flowers Foods	12,792	304
Fresh Del Monte Produce *	6,506	144
Herbalife	4,415	179
J&J Snack Foods	8,700	348
Lancaster Colony (A)	12,703	631
Medifast *	22,167	678
Nash Finch	9,488	352
Nu Skin Enterprises, Cl A	23,900	642
Pantry *	15,832	215
Prestige Brands Holdings *	10,300	81
RITE AID CORP *	29,800	45
Ruddick	600	15
Sanderson Farms	10,998	464
Smart Balance *	176,377	1,058
Spartan Stores	10,546	151
United Natural Foods *	17,601	471
Universal	6,700	305
USANA Health Sciences *	6,735	215
Vector Group	41,900	587
Weis Markets	1,210	44
Winn-Dixie Stores *	8,316	83

		10,369

Energy — 5.4%
Arena Resources * (A)	47,730	2,058
Atlas Energy	20,144	608
BPZ Energy PIPE *	12,500	119
BPZ Resources *	26,693	254
CARBO Ceramics	9,000	614
CNX Gas *	2,397	71
Comstock Resources *	42,044	1,706
Contango Oil & Gas *	5,585	262
CVR Energy *	8,098	56
Delek US Holdings	8,165	56

Description	Shares	Market Value ($ Thousands)
Denbury Resources *	10,630	$157
Dresser-Rand Group *	40,100	1,268
Dril-Quip *	300	17
Global Industries * (A)	71,283	508
GMX Resources *	55,178	758
Goodrich Petroleum * (A)	27,007	658
Gulf Island Fabrication	8,417	177
Infinity Bio-Energy *	741,494	0
Kinder Morgan Management *	21,093	1,152
Lufkin Industries	2,182	160
Matrix Service *	9,406	100
McMoRan Exploration *	11,146	89
Nordic American Tanker Shipping, Cl US	4,124	124
PetroHawk Energy *	78,358	1,880
Petroquest Energy *	92,665	568
Quicksilver Resources *	75,882	1,139
SandRidge Energy *	161,333	1,521
Ship Finance International	13,800	188
Stone Energy *	9,374	169
Superior Energy Services *	26,390	641
Tesoro	900	12
Tidewater	1,100	53
USEC *	41,800	161
Vaalco Energy (A)	88,960	405
Venoco *	9,593	125
Willbros Group * (A)	84,381	1,423
World Fuel Services (A)	94,067	2,520

		21,777

Financials — 4.5%
Affiliated Managers Group * (A)	23,958	1,613
Alexander’s * †	100	31
Amtrust Financial Services (A)	3,800	45
Apollo Investment * (B)	3,600	34
Axis Capital Holdings	2,300	65
Bank of the Ozarks (A)	8,616	252
Calamos Asset Management, Cl A	3,625	42
CapitalSource	209,985	834
Cardtronics *	96,109	1,064
Cohen & Steers	6,919	158
Dollar Financial *	3,869	91
DuPont Fabros Technology † (A)	8,227	148
EastGroup Properties †	3,378	129
eHealth *	4,300	71
Equity Lifestyle Properties †	3,438	174
Equity One †	12,457	202
First Cash Financial Services * (A)	1,028	23
Getty Realty †	13,698	322
GFI Group	44,700	204
Greenhill	10,489	842
Hercules Technology Growth Capital	10,189	106
Janus Capital Group	34,695	467
Jones Lang LaSalle	17,870	1,079
Knight Capital Group, Cl A * (A)	14,100	217
Life Partners Holdings (A)	12,150	258
LTC Properties †	14,955	400
MarketAxess Holdings	123,108	1,711
MGIC Investment *	244,775	1,415
Mid-America Apartment Communities †	1,649	80

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
MSCI, Cl A *	21,552	$685
Nelnet, Cl A	24,900	429
NewAlliance Bancshares (A)	—	—
Omega Healthcare Investors †	1,700	33
optionsXpress Holdings	30,014	464
Penson Worldwide * (A)	9,100	82
PHH *	8,100	131
Phoenix	67,700	188
Potlatch † (A)	4,623	147
PS Business Parks †	300	15
Redwood Trust †	8,600	124
Riskmetrics Group * (A)	79,943	1,272
Stifel Financial *	2,033	120
SVB Financial Group *	19,035	793
SWS Group	5,857	71
Tanger Factory Outlet Centers †	3,600	140
Texas Capital Bancshares *	4,557	64
Titanium Asset Management * (C) (D)	140,900	420
Tower Group	15,006	351
TradeStation Group *	28,600	226
Trustco Bank NY	46,877	295
Value Creation * (C) (D)	145,600	15

		18,142

Health Care — 19.1%
Abaxis * (A)	53,697	1,372
Achillion Pharmaceuticals *	97,096	302
Acorda Therapeutics *	47,106	1,188
Affymetrix * (A)	85,838	501
Air Methods *	14,195	477
Albany Molecular Research *	17,215	156
Alexion Pharmaceuticals *	35,382	1,727
Align Technology * (A)	58,284	1,039
Alkermes * (A)	59,819	563
Allos Therapeutics * (A)	15,200	100
Allscripts Healthcare Solutions *	1,000	20
Alnylam Pharmaceuticals * (A)	21,357	376
AMAG Pharmaceuticals * (A)	56,057	2,132
Amedisys * (A)	29,276	1,422
American Medical Systems Holdings *	27,400	529
AMERIGROUP *	36,799	992
AMN Healthcare Services *	31,899	289
Analogic	2,156	83
Angiodynamics *	5,752	92
Arena Pharmaceuticals * (A)	64,000	227
ATHENAHEALTH INC * (A)	21,230	960
Auxilium Pharmaceuticals *	4,100	123
BioMarin Pharmaceuticals *	99,309	1,868
Bio-Reference Labs *	1,800	71
BioScrip *	13,117	110
Bruker BioSciences *	36,714	443
Cantel Medical	25,500	515
Cardiome Pharma *	190,411	847
Catalyst Health Solutions *	39,550	1,442
Centene *	11,384	241
Cepheid * (A)	33,981	424
Chemed (A)	23,633	1,134
Computer Programs & Systems	11,154	514
Conceptus * (A)	67,287	1,262
Conmed *	35,925	819
Corvel *	3,873	130

Description	Shares	Market Value ($ Thousands)
Covance *	2,984	$163
Cubist Pharmaceuticals *	12,822	243
Cyberonics *	20,071	410
Cypress Bioscience * (A)	82,010	472
Dionex *	2,414	178
Durect *	241,869	597
Electro-Optical Sciences * (A)	15,255	158
Emergency Medical Services, Cl A *	12,800	693
Emergent Biosolutions *	11,715	159
Enzo Biochem *	17,908	96
Enzon Pharmaceuticals * (A)	4,134	44
eResearchTechnology *	37,846	228
Exelixis * (A)	32,400	239
Genoptix *	26,737	950
Gen-Probe *	13,103	562
Gentiva Health Services *	3,300	89
Geron * (A)	12,280	68
Haemonetics * (A)	7,500	414
Halozyme Therapeutics *	19,900	117
Healthsouth * (A)	26,731	502
Healthspring *	9,908	174
Healthways *	5,920	109
HMS Holdings * (A)	8,938	435
Human Genome Sciences * (A)	44,858	1,373
ICU Medical *	6,900	251
Idexx Laboratories *	9,607	513
Immucor *	33,866	685
Immunogen * (A)	32,100	252
Incyte *	55,455	505
Insmed *	75,614	58
Integra LifeSciences Holdings * (A)	9,695	357
InterMune * (A)	28,979	378
IPC The Hospitalist *	15,866	528
Isis Pharmaceuticals * (A)	78,548	872
Kendle International * (A)	12,727	233
Kensey Nash *	9,400	240
Kindred Healthcare *	6,553	121
Landauer	6,873	422
LCA-Vision *	18,200	93
LHC Group * (A)	57,537	1,934
Luminex * (A)	24,798	370
Magellan Health Services *	2,162	88
Martek Biosciences * (A)	43,806	830
Masimo *	39,322	1,196
MedAssets *	27,650	587
Medicis Pharmaceutical, Cl A	43,510	1,177
Medivation * (A)	25,930	976
Mednax *	15,424	927
Meridian Bioscience	36,001	776
Merit Medical Systems *	13,920	269
Mettler Toledo International *	1,000	105
Molina Healthcare *	6,422	147
MWI Veterinary Supply *	24,437	921
Myriad Genetics *	42,943	1,121
National Healthcare	3,706	134
Natus Medical *	16,330	242
Nektar Therapeutics *	8,691	81
Neogen * (A)	25,938	612
NPS Pharmaceuticals *	23,727	81
NuVasive * (A)	46,387	1,483
Obagi Medical Products *	11,133	134

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Omnicell *	69,241	$809
OncoGenex Pharmaceutical *	1,541	34
Onyx Pharmaceuticals *	34,497	1,012
Optimer Pharmaceuticals * (A)	18,697	211
Orthofix International *	9,409	291
Owens & Minor	16,714	717
Par Pharmaceutical *	22,699	614
Parexel International *	32,944	465
Parkvision *	2,325	4
PDL BioPharma (A)	381,019	2,614
Perrigo	5,311	212
Pharmaceutical Product Development	4,487	105
Pharmasset *	5,404	112
Phase Forward *	138,790	2,130
Pozen *	103,374	619
Providence Service *	10,668	169
PSS World Medical * (A)	38,852	877
Questcor Pharmaceuticals *	142,953	679
Quidel *	17,050	235
Regeneron Pharmaceuticals * (A)	63,057	1,525
RehabCare Group *	11,800	359
Savient Pharmaceuticals * (A)	27,229	371
Seattle Genetics * (A)	42,684	434
SIGA Technologies * (A)	34,807	202
Sirona Dental Systems *	15,984	507
Somanetics *	7,495	132
SonoSite *	7,602	180
Spectrum Pharmaceuticals * (A)	34,700	154
StemCells * (A)	104,300	131
STERIS	56,920	1,592
Sun Healthcare Group *	4,400	40
Techne	17,312	1,187
Theravance * (A)	33,700	440
Thoratec *	44,373	1,195
Triple-S Management, Cl B *	3,529	62
United Therapeutics *	24,761	1,304
Universal American Financial *	7,200	84
Valeant Pharmaceuticals International * (A)	4,543	145
Varian *	1,500	77
Viropharma *	53,274	447
Vivus * (A)	9,500	87
Volcano *	21,114	367
Waters *	3,654	227
WellCare Health Plans *	15,469	569
Wright Medical Group * (A)	18,440	349
Zoll Medical *	15,461	413

		77,151

Industrials — 16.9%
ACCO Brands *	19,276	140
Actuant, Cl A	8,053	149
Acuity Brands	11,317	403
Administaff (A)	32,487	766
Advisory Board * (A)	39,906	1,224
Aegean Marine Petroleum Network	91,300	2,509
AerCap Holdings *	138,896	1,259
Aerovironment *	21,694	631
Air Transport Services Group *	23,600	62
Aircastle	3,400	33
Airtran Holdings *	254,352	1,328

Description	Shares	Market Value ($ Thousands)
Alaska Air Group *	3,833	$132
Alliant Techsystems *	8,490	749
American Ecology	3,300	56
American Science & Engineering	4,100	311
American Superconductor *	4,981	204
AO Smith	2,816	122
APAC Customer Services * (A)	114,671	683
Apogee Enterprises (A)	26,354	369
Arkansas Best	6,773	199
Armstrong World Industries *	14,165	551
Atlas Air Worldwide Holdings *	26,003	969
Avis Budget Group * (A)	107,322	1,408
Badger Meter (A)	5,335	212
Barnes Group	75,579	1,277
Brady, Cl A	4,124	124
Briggs & Stratton	10,076	189
Celadon Group *	44,756	486
Cenveo *	30,650	268
Chart Industries * (A)	45,913	760
Chicago Bridge & Iron	18,948	383
Clean Harbors *	4,754	283
Comfort Systems USA	18,100	223
Continental Airlines, Cl B *	44,200	792
Con-way	9,997	349
Copa Holdings, Cl A	8,608	469
Copart *	52,351	1,918
Corporate Executive Board	23,895	545
CoStar Group * (A)	72,498	3,028
CRA International *	5,600	149
Cubic	14,383	537
Curtiss-Wright	1,995	62
Deluxe	13,933	206
Diamond Management & Technology Consultants	1,900	14
Dycom Industries *	5,830	47
Dynamic Materials	7,783	156
DynCorp International, Cl A *	7,500	108
EMCOR Group *	24,000	646
EnerNOC * (A)	37,111	1,128
EnerSys *	34,984	765
Forward Air	31,793	796
FTI Consulting *	26,388	1,245
FuelCell Energy * (A)	11,962	45
Gardner Denver	29,505	1,255
General Cable * (A)	11,471	337
Genesee & Wyoming, Cl A *	18,433	602
Geo Group *	56,929	1,246
GeoEye * (A)	31,679	883
GrafTech International *	12,973	202
Graham	41,426	858
GT Solar International * (A)	10,900	61
Harsco	100	3
Hawaiian Holdings *	55,071	386
Healthcare Services Group	50,162	1,077
Heico, Cl A	11,176	402
Hill International *	1,270	8
HNI	244	7
Horizon Lines, Cl A	127,806	712
ICF International *	40,195	1,077
IHS, Cl A *	19,180	1,051
II-VI *	16,514	525
Innerworkings * (A)	260,552	1,537
Kaman	16,498	381

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Kaydon (A)	29,253	$1,046
KBR	9,600	182
Kelly Services, Cl A	9,300	111
Knight Transportation (A)	44,417	857
Landstar System	40,035	1,552
Lennox International	7,339	286
Lydall *	11,546	60
Marten Transport *	12,945	232
Michael Baker *	7,218	299
Middleby *	3,319	163
Mine Safety Appliances	11,400	302
Monster Worldwide *	29,804	519
MYR Group * (A)	46,132	834
Navistar International *	7,300	282
NCI Building Systems *	60,033	109
Nordson	5,010	306
Old Dominion Freight Line *	56,151	1,724
Orbital Sciences * (A)	11,957	182
Owens Corning *	3,300	85
Powell Industries *	8,493	268
Quanta Services *	19,910	415
Raven Industries (A)	8,872	282
Resources Connection *	51,264	1,088
Ritchie Bros. Auctioneers	32,310	725
Rollins	38,728	747
Rush Enterprises, Cl A *	69,684	829
Standard Parking *	53,710	853
Standard Register	19,382	99
Sun Hydraulics	2,651	70
SYKES Enterprises * (A)	9,100	232
Teledyne Technologies *	6,429	247
Tennant (A)	6,553	172
Terex *	24,837	492
Tetra Tech *	33,316	905
Titan Machinery * (A)	51,786	598
TransDigm Group	31,860	1,513
Tredegar	10,379	164
TrueBlue *	9,600	142
Tutor Perini *	11,114	201
UAL *	78,702	1,016
United Rentals *	22,263	218
US Airways Group *	15,912	77
Vitran *	39,250	427
Wabtec	33,375	1,363
Werner Enterprises	3,538	70
WESCO International * (A)	55,630	1,503
Woodward Governor	7,595	196

		68,120

Information Technology — 26.7%
3Com *	57,182	429
ACI Worldwide *	14,374	247
Acme Packet *	10,546	116
Actuate *	33,096	142
Adtran	12,541	283
Advanced Energy Industries * (A)	126,549	1,908
Advent Software * (A)	18,769	764
Amkor Technology * (A)	62,489	447
Ancestry.com *	62,128	870
Ansys *	11,987	521
AOL *	30,365	707
Applied Micro Circuits *	59,700	446
Archipelago Learning *	27,078	561

Description	Shares	Market Value ($ Thousands)
Ariba *	77,534	$971
Arris Group * (A)	137,789	1,575
Art Technology Group * (A)	476,000	2,147
AsiaInfo Holdings * (A)	31,109	948
Atheros Communications * (A)	67,137	2,299
Atmel *	239,030	1,102
ATMI * (A)	40,907	762
Benchmark Electronics *	27,342	517
Blackboard *	40,970	1,860
Blue Coat Systems *	23,220	663
Brightpoint *	99,341	730
Cabot Microelectronics *	5,449	180
CACI International, Cl A *	3,470	169
Checkpoint Systems *	18,516	282
Cirrus Logic *	51,712	353
Cogent *	33,834	352
Cognex	15,509	275
CommScope *	32,535	863
CommVault Systems *	40,064	949
Comtech Telecommunications * (A)	27,378	960
Concur Technologies * (A)	3,533	151
CTS	23,404	225
Daktronics	16,330	150
DealerTrack Holdings * (A)	97,712	1,836
Digi International *	4,389	40
Digital River * (A)	36,417	983
Diodes *	8,987	184
Dolby Laboratories, Cl A *	4,627	221
Double-Take Software *	5,668	57
DragonWave *	59,482	682
DTS *	89,898	3,075
Earthlink	106,571	886
Emulex *	14,922	163
EPIQ Systems * (A)	35,720	500
Euronet Worldwide *	60,636	1,331
Flir Systems *	20,655	676
Formfactor *	49,914	1,086
Forrester Research * (A)	5,404	140
Gartner *	69,375	1,251
GSI Commerce * (A)	51,093	1,297
Hackett Group *	10,233	28
Harmonic *	12,457	79
Harris Stratex Networks, Cl A *	29,600	204
Heartland Payment Systems	54,808	720
Hittite Microwave *	16,916	689
Hypercom *	31,720	100
i2 Technologies * (A)	14,760	282
IAC *	23,300	477
Imation	38,331	334
Infinera *	9,490	84
infoGROUP	33,039	265
Informatica *	12,700	328
InterDigital *	27,217	722
Intermec *	63,386	815
Intersil, Cl A	21,300	327
Ipass	35,200	37
IXYS	25,166	187
j2 Global Communications * (A)	61,825	1,258
Jack Henry & Associates	14,600	338
Kenexa *	6,800	89
Knot *	47,971	483
L-1 Identity Solutions, Cl 1 *	27,396	205

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Lawson Software *	8,800	$59
Lionbridge Technologies *	18,100	42
Loral Space & Communications *	4,500	142
Manhattan Associates *	14,200	341
Marchex, Cl A	2,100	11
MAXIMUS (A)	13,781	689
MercadoLibre *	21,860	1,134
Methode Electronics	68,174	592
Micrel	26,574	218
Micros Systems *	5,114	159
Microsemi * (A)	69,272	1,230
MicroStrategy, Cl A *	15,695	1,476
MIPS Technologies *	55,229	241
MKS Instruments *	28,981	505
ModusLink Global Solutions *	17,260	162
MoneyGram International *	91,580	264
Monolithic Power Systems * (A)	5,900	141
Monotype Imaging Holdings *	119,034	1,075
Move *	42,204	70
Multi-Fineline Electronix *	10,455	297
Net 1 UEPS Technologies * (A)	91,025	1,768
Netezza * (A)	24,400	237
Netgear *	21,956	476
Netlogic Microsystems * (A)	28,428	1,315
Netscout Systems *	7,746	113
NetSuite *	48,835	780
Nuance Communications * (A)	39,598	615
ON Semiconductor *	21,125	186
Openwave Systems *	34,420	78
Palm * (A)	23,700	238
Parametric Technology *	23,700	387
Park Electrochemical	11,775	325
Plantronics	5,784	150
Plexus *	9,825	280
Power Integrations	24,112	877
Progress Software *	1,693	49
Quality Systems (A)	26,661	1,674
Quest Software *	62,462	1,149
Rackspace Hosting *	6,925	144
Radiant Systems *	6,087	63
Radisys *	9,501	91
RealNetworks *	29,600	110
RF Micro Devices *	179,167	855
RightNow Technologies *	29,164	507
Riverbed Technology *	40,303	926
Rofin-Sinar Technologies *	5,664	134
Rogers *	3,454	105
Rosetta Stone *	39,336	706
Rubicon Technology * (A)	33,778	686
Sapient *	188,996	1,563
SAVVIS *	45,474	639
Scansource *	19,390	518
Semtech * (A)	50,500	859
Sigma Designs * (A)	10,100	108
Skyworks Solutions * (A)	38,060	540
Smith Micro Software *	62,895	575
Solera Holdings	36,025	1,297
Sourcefire *	18,464	494
SRA International, Cl A *	7,411	142
Standard Microsystems *	9,406	195
STEC * (A)	74,265	1,213
SuccessFactors *	30,475	505
Sybase *	17,285	750

Description	Shares	Market Value ($ Thousands)
Synaptics * (A)	13,299	$408
Synchronoss Technologies *	60,093	950
Syntel	15,729	598
Take-Two Interactive Software *	18,812	189
Taleo, Cl A *	88,726	2,087
Technitrol	10,600	46
Tekelec *	5,030	77
TeleCommunication Systems, Cl A *	11,536	112
TeleTech Holdings *	19,247	386
Teradyne *	173,343	1,860
Tessera Technologies * (A)	35,631	829
THQ *	22,772	115
TIBCO Software * (A)	144,100	1,388
Tivo * (A)	19,196	195
Trimble Navigation *	42,015	1,059
TriQuint Semiconductor *	81,047	486
TTM Technologies *	11,368	131
Tyler Technologies *	31,931	636
Ultimate Software Group *	1,343	39
Ultratech *	10,847	161
Unisys *	14,699	567
United Online	74,158	533
Valueclick *	115,949	1,173
VanceInfo Technologies ADR *	30,825	592
Vasco Data Security International *	34,349	215
Veeco Instruments * (A)	57,666	1,905
VeriFone Holdings *	33,486	548
Verigy *	81,969	1,055
Vishay Intertechnology *	27,200	227
VistaPrint *	47,019	2,664
Vocus *	74,675	1,344
Volterra Semiconductor *	67,061	1,282
Websense * (A)	35,710	624
Wright Express *	24,000	765
Zoran * (A)	68,868	761

		107,660

Materials — 2.7%
AK Steel Holding	3,600	77
AM Castle	7,411	101
Carpenter Technology	8,900	240
Commercial Metals	4,779	75
Crown Holdings *	30,955	792
Domtar *	3,600	200
Ferro	10,200	84
General Steel Holdings *	18,620	82
H.B. Fuller	9,657	220
Innophos Holdings	8,987	207
Innospec	11,536	116
Intrepid Potash *	17,183	501
Koppers Holdings	23,746	723
LSB Industries *	10,203	144
Myers Industries	8,324	76
Nalco Holding	39,735	1,014
Neenah Paper	6,327	88
NewMarket	13,928	1,598
Olin	6,500	114
Olympic Steel	2,968	97
Omnova Solutions *	25,518	156
PolyOne *	69,845	522
Rock-Tenn, Cl A	6,438	324

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Rockwood Holdings *	4,200	$99
Royal Gold	600	28
Schulman A	8,903	180
Silvercorp Metals PIPE *	34,000	226
Spartech	13,614	140
Stepan	423	27
Stillwater Mining *	12,457	118
Wausau Paper	33,301	386
Westlake Chemical	200	5
Worthington Industries (A)	40,870	534
WR Grace *	54,331	1,377
Zep	3,045	53

		10,724

Telecommunication Services — 2.0%
Atlantic Telegraph-Network	14,217	782
Cbeyond * (A)	42,045	662
Cincinnati Bell *	72,600	250
Cogent Communications Group * (A)	50,895	502
Global Crossing *	34,985	498
Neutral Tandem * (A)	42,826	974
NTELOS Holdings	10,703	191
SBA Communications, Cl A * (A)	79,112	2,703
Shenandoah Telecommunications	4,300	88
Syniverse Holdings * (A)	22,000	385
tw telecom , Cl A *	52,490	900
USA Mobility	23,200	255

		8,190

Utilities — 0.6%
California Water Service Group	8,630	318
ITC Holdings	16,915	881
Laclede Group	3,287	111
MGE Energy	5,706	204
NorthWestern	37,120	966
RRI Energy *	11,000	63

		2,543

Total Common Stock (Cost $325,525) ($ Thousands)		393,791

EXCHANGE TRADED FUND — 0.1%
Midcap SPDR Trust Series 1	2,910	383

Total Exchange Traded Fund (Cost $389) ($ Thousands)		383

	Number of Warrants
WARRANTS — 0.0%
Rentech
Expires 04/25/12 * (C) (D)	19,400	4
Titanium Asset Management
Expires 06/21/11 * (C) (D)	147,800	—

Total Warrants (Cost $—) ($Thousands)		4

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 13.9%
SEI Liquidity Fund, L.P.,
1.350% **(E) (F)	59,081,211	$56,117

Total Affiliated Partnership (Cost $59,081) ($ Thousands)		56,117

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,		6,170

0.100%**(F)	6,170,147
Total Cash Equivalent (Cost $6,170) ($ Thousands)		6,170

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.022%, 01/07/10 (G) (H)	$700	700

Total U.S. Treasury Obligation (Cost $700) ($ Thousands)		700

Total Investments — 113.4% (Cost $391,865) ($ Thousands) @		$457,165

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	161	Mar-2010	$101

			$101

For the period ended December 31, 2009, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $403,119 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $56,843 ($ Thousands)
(B)	Business development company.
(C)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2009 was $439 ($Thousands) and represented 0.11% of Net Assets.
(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2009 was $439 ($ Thousands) and represented 0.11% of net Assets.
(E)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $56,117 ($ Thousands).
(F)	Investment in Affiliated Security.
(G)	The rate reported is the effective yield at the time of purchase.
(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

SPDR — Spyder

Amounts designated as “-” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2009

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $391,865($
Thousands), and the unrealized appreciation and depreciation were $81,838 ($ Thousands) and
($16,538) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund at December 31, 2009, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$4	0.00%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	420	0.10
Value Creation	145,600	08/10/06	08/10/06	1,491	15	0.01

				$4,104	$439	0.11%

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$393,356	$15	$420	$393,791
Exchange Traded Fund	383	—	—	383
Warrants	—	4	—	4
Affiliated Partnership	—	56,117	—	56,117
Cash Equivalent	6,170	—	—	6,170
U.S. Treasury Obligation	—	700	—	700

Total Investments in Securities	$399,909	$56,836	$420	$457,165

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$101	$—	$—	$101

*	Futures contracts are valued at unrealized appreciation on the instrument

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of October 1, 2009	$571
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(139)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(12)

Ending balance as of December 31, 2009	$420

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%

Consumer Discretionary — 16.4%
Aaron Rents	9,618	$267
Abercrombie & Fitch, Cl A	6,579	229
Advance Auto Parts	15,920	644
Aeropostale *	1,500	51
American Eagle Outfitters	61,275	1,040
American Greetings, Cl A	20,300	442
Amerigon *	3,300	26
Ameristar Casinos	1,300	20
AnnTaylor Stores *	15,700	214
Apollo Group, Cl A *	10,000	606
Arbitron	800	19
ArvinMeritor	15,000	168
ATC Technology *	10,113	241
Autoliv	14,200	616
Autonation *	1,400	27
Bally Technologies *	13,140	542
Barnes & Noble	7,316	140
Bebe Stores	8,806	55
Bed Bath & Beyond *	10,100	390
Belo, Cl A	32,600	177
Big Lots *	7,400	214
BJ’s Restaurants *	1,000	19
Black & Decker	4,400	285
Blyth	500	17
BorgWarner	15,878	528
Brinker International	1,700	25
Brink’s Home Security Holdings *	17,600	574
Brown Shoe	2,700	27
Buckle (A)	2,200	64
Build-A-Bear Workshop *	2,700	13
Cabela’s * (A)	17,200	245
Cablevision Systems, Cl A	4,800	124
Callaway Golf	51,408	388
Capella Education *	700	53
Career Education *	5,700	133
Carmax *	3,100	75
Carter’s *	27,300	717
Cato, Cl A	25,935	520
Central European Media Enterprises, Cl A *	700	17
Cheesecake Factory *	19,100	412
Chico’s FAS *	1,900	27
Chipotle Mexican Grill, Cl A *	1,100	97
Christopher & Banks	16,769	128
Citi Trends *	10,140	280
CKE Restaurants	1,400	12
CKX *	2,600	14
Coinstar *	1,200	33
Coldwater Creek *	22,551	101
Columbia Sportswear	500	20
Cooper Tire & Rubber	23,455	470
Corinthian Colleges *	5,500	76
Cracker Barrel Old Country Store	19,158	728
Dana Holding *	7,201	78
Darden Restaurants	10,838	380
Deckers Outdoor *	200	20
Dick’s Sporting Goods *	28,440	707
Dillard’s, Cl A	17,600	325
DineEquity *	8,353	203
Dollar Tree *	2,300	111

Description	Shares	Market Value ($ Thousands)
Domino’s Pizza *	9,625	$81
DR Horton	9,500	103
DreamWorks Animation SKG, Cl A *	29,750	1,189
Eastman Kodak (A)	79,493	335
Ethan Allen Interiors	14,213	191
Family Dollar Stores	1,399	39
Focus Media Holding ADR *	37,960	602
Foot Locker	26,400	294
Fossil *	3,800	128
GameStop, Cl A *	35,496	779
Gannett	20,364	302
Genesco *	8,000	220
Gentex	2,600	46
Goodyear Tire & Rubber *	8,400	119
Group 1 Automotive	1,200	34
Guess?	800	34
H&R Block	18,820	426
Hanesbrands *	46,100	1,111
Harley-Davidson	12,546	316
Harte-Hanks	1,800	19
Hasbro	9,600	308
Helen of Troy *	1,000	25
hhgregg *	8,106	179
Hillenbrand	4,800	90
Hooker Furniture	6,100	76
HOT Topic *	6,900	44
Hyatt Hotels, Cl A *	6,600	197
Iconix Brand Group *	6,900	87
Insight Enterprises *	23,400	267
Interactive Data	900	23
International Speedway, Cl A	900	26
Interpublic Group *	68,410	505
Isle of Capri Casinos *	3,300	25
ITT Educational Services *	700	67
J Crew Group *	1,000	45
Jackson Hewitt Tax Service	1,700	7
Jakks Pacific *	12,500	151
Jarden	7,200	223
Jo-Ann Stores *	4,970	180
Jones Apparel Group	21,722	349
Journal Communications, Cl A	39,400	153
KB Home	1,800	25
Kenneth Cole Productions, Cl A	1,600	15
Lamar Advertising, Cl A *	1,300	40
Landry’s Restaurants *	3,700	79
Leggett & Platt	2,000	41
Lennar, Cl A	2,600	33
Liberty Media - Capital, Ser A *	2,300	55
Life Time Fitness *	16,450	410
Lin TV, Cl A *	2,000	9
Live Nation *	115,903	986
Liz Claiborne *	14,300	80
LKQ *	19,500	382
Lumber Liquidators *	6,810	182
Mattel	18,915	378
MDC Holdings	400	12
Men’s Wearhouse	4,900	103
Meredith	1,900	59
Meritage Homes *	900	17
Morningstar *	300	14
National CineMedia	52,268	866

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Navitas	53,980	$199
NetFlix *	6,400	353
New York Times, Cl A	4,800	59
Newell Rubbermaid	12,800	192
Nutri/System	29,200	910
NVR *	100	71
OfficeMax *	3,150	40
O’Reilly Automotive *	1,000	38
Orient-Express Hotels, Cl A	6,700	68
Panera Bread, Cl A *	700	47
Penn National Gaming *	12,100	329
Penske Auto Group	13,100	199
PEP Boys-Manny Moe & Jack	3,200	27
PetSmart	38,537	1,029
PF Chang’s China Bistro *	500	19
Phillips-Van Heusen	13,980	569
Pinnacle Entertainment *	4,900	44
Polaris Industries	21,135	922
Polo Ralph Lauren	900	73
Pool	6,100	116
Pre-Paid Legal Services *	7,000	288
priceline.com *	2,000	437
Pulte Homes (A)	48,797	488
RadioShack	32,100	626
RC2 *	32,380	478
RCN *	3,100	34
Red Robin Gourmet Burgers *	15,100	270
Regal Entertainment Group, Cl A	22,600	326
Regis	11,898	185
Rent-A-Center *	3,686	65
Ross Stores	1,400	60
Rossi Residencial	56,550	496
Ruby Tuesday *	37,800	272
Ryland Group	2,100	41
Saks *	2,600	17
Sauer-Danfoss	1,700	20
Scholastic	1,000	30
Scientific Games, Cl A *	90,690	1,319
Sealy *	5,500	17
Service International	6,700	55
Shutterfly *	1,700	31
Signet Jewelers *	4,800	128
Skechers U.S.A., Cl A *	2,512	74
Sonic *	1,800	18
Sonic Automotive, Cl A	9,375	97
Sotheby’s	1,400	31
Spartan Motors	7,796	44
Speedway Motorsports	800	14
Stage Stores	28,771	356
Stamps.com *	1,579	14
Standard-Pacific *	21,000	79
Stanley Works	500	26
Starwood Hotels & Resorts Worldwide	8,700	318
Steak N Shake *	90	29
Stewart Enterprises, Cl A	2,900	15
Strayer Education	3,100	659
Systemax	2,542	40
Tempur-Pedic International *	18,870	446
Tenneco *	13,100	232
Texas Roadhouse, Cl A *	3,400	38
Thor Industries	900	29

Description	Shares	Market Value ($ Thousands)
Tiffany	200	$9
Timberland, Cl A *	900	16
Titan International	3,900	32
Town Sports International Holdings *	4,600	11
TRW Automotive Holdings *	662	16
Tupperware Brands	11,640	542
Ulta Salon Cosmetics & Fragrance *	1,800	33
Universal Electronics *	100	2
Valassis Communications *	2,492	45
WABCO Holdings	1,500	39
Warnaco Group *	19,290	814
Weight Watchers International	20,500	598
Whirlpool	7,300	589
Williams-Sonoma	7,700	160
WMS Industries *	29,676	1,187
Wolverine World Wide	600	16
World Wrestling Entertainment, Cl A	900	14
Wyndham Worldwide	26,380	532

		45,556

Consumer Staples — 4.0%
Alliance One International *	17,800	87
American Italian Pasta, Cl A *	1,500	52
Avon Products	6,952	219
Bare Escentuals *	2,300	28
BJ’s Wholesale Club *	15,139	495
Boston Beer, Cl A *	800	37
Brown-Forman, Cl B	7,225	387
Cal-Maine Foods	8,700	297
Casey’s General Stores	13,399	428
Central European Distribution *	11,920	339
Central Garden and Pet, Cl A *	19,700	196
Central Garden and Pet *	13,800	148
Chattem *	700	65
Chiquita Brands International *	23,014	415
Church & Dwight	1,600	97
Corn Products International	10,810	316
Dean Foods *	46,489	839
Del Monte Foods	1,600	18
Diamond Foods	1,500	53
Dole Food * (A)	15,948	198
Energizer Holdings *	300	18
Flowers Foods	4,750	113
Green Mountain Coffee Roasters *	9,220	751
Hansen Natural *	2,925	112
Herbalife	24,630	999
J&J Snack Foods	1,300	52
Lancaster Colony	1,000	50
Lance	1,400	37
McCormick	9,977	360
Mead Johnson Nutrition, Cl A	5,000	219
Medifast *	11,540	353
Molson Coors Brewing, Cl B	9,232	417
Nash Finch	2,960	110
Nu Skin Enterprises, Cl A	900	24
Pantry *	21,902	297
PepsiAmericas	2,900	85
Ralcorp Holdings *	1,000	60
Reddy Ice Holdings *	5,700	24
Rite Aid *	92,700	140

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Sanderson Farms	11,622	$490
Sara Lee	51,500	627
Schiff Nutrition International	2,200	17
Smithfield Foods *	4,300	65
SUPERVALU	18,000	229
Tootsie Roll Industries	1,030	28
TreeHouse Foods *	1,800	70
Tyson Foods, Cl A	27,830	342
Universal	5,700	260
USANA Health Sciences *	400	13
Village Super Market, Cl A	800	22
WD-40	900	29
Whole Foods Market *	2,000	55

		11,182

Energy — 4.8%
Atlas Energy	1,000	30
Atwood Oceanics *	1,200	43
Berry Petroleum, Cl A	12,148	354
Bill Barrett *	600	19
Cabot Oil & Gas	1,000	44
Cameron International *	3,550	149
Carrizo Oil & Gas *	1,100	29
Complete Production Services *	23,480	305
Concho Resources *	10,200	458
Continental Resources *	7,900	339
Denbury Resources *	8,900	132
Dresser-Rand Group *	10,640	336
Dril-Quip *	1,200	68
Encore Acquisition *	1,400	67
EXCO Resources	1,800	38
Exterran Holdings *	18,454	396
FMC Technologies *	1,800	104
General Maritime	4,300	30
Global Industries *	2,300	17
Goodrich Petroleum *	19,761	481
Helix Energy Solutions Group *	1,800	21
Helmerich & Payne	1,300	52
Hercules Offshore *	17,200	82
Hess	1,100	67
International Coal Group *	3,900	15
Karoon Gas Australia *	21,943	209
Key Energy Services *	33,939	298
Mariner Energy *	1,200	14
Massey Energy	12,040	506
McMoRan Exploration *	5,900	47
Mitcham Industries *	3,000	22
Murphy Oil	10,260	556
Nabors Industries *	17,850	391
National Oilwell Varco	1,800	79
Newfield Exploration *	8,238	397
Nordic American Tanker Shipping, Cl US	8,800	264
Oceaneering International *	3,750	220
Oil States International *	700	28
Overseas Shipholding Group	17,940	788
Patriot Coal *	1,980	31
Patterson-UTI Energy	1,500	23
Peabody Energy	1,500	68
PetroHawk Energy *	21,200	509
Pioneer Natural Resources	8,137	392
Quicksilver Resources *	1,500	22
Range Resources	7,194	359

Description	Shares	Market Value ($ Thousands)
Rowan	10,300	$233
SEACOR Holdings *	4,800	366
Ship Finance International	2,300	31
Smith International	1,079	29
Southwestern Energy *	1,000	48
Spectra Energy	18,900	388
St. Mary Land & Exploration	13,630	467
Stone Energy *	8,400	152
Sunoco	6,400	167
Superior Energy Services *	700	17
Swift Energy *	16,523	396
Teekay Shipping	1,100	26
Tesoro	23,200	314
Tidewater	11,516	552
Ultra Petroleum *	900	45
USEC *	51,000	196
Western Refining *	16,400	77
Whiting Petroleum *	7,225	516
Willbros Group *	1,500	25
Williams	3,785	80
World Fuel Services	13,300	356

		13,380

Financials — 14.0%
1st Source	1,000	16
Acadia Realty Trust †	900	15
Advance America Cash Advance Centers	39,200	218
Affiliated Managers Group *	500	34
Alexander’s * †	200	61
Alexandria Real Estate Equities †	300	19
Allied Capital	36,400	131
Allied World Assurance Holdings	18,000	829
Altisource Portfolio Solutions *	1,400	30
AMB Property †	2,100	54
American Campus Communities †	600	17
American Capital *	26,800	65
American Capital Agency †	3,317	88
American Financial Group	19,300	482
American National Insurance	700	84
AmeriCredit *	2,000	38
Ameriprise Financial	18,476	717
Amerisafe *	3,200	58
Annaly Capital Management †	10,800	187
Anworth Mortgage Asset †	48,200	337
Apartment Investment & Management, Cl A †	1,800	29
Arch Capital Group *	300	22
Ares Capital	2,000	25
Argo Group International Holdings *	900	26
Arthur J. Gallagher	900	20
Aspen Insurance Holdings	12,800	326
Assured Guaranty	18,300	398
Axis Capital Holdings	2,600	74
Banco Latinoamericano de Exportaciones, Cl E	21,300	296
Bancorpsouth	11,900	279
Bank Mutual	4,600	32
Bank of Hawaii	400	19
BGC Partners, Cl A	40,700	188
BioMed Realty Trust †	17,200	271
BlackRock	356	83

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
BlackRock Kelso Capital	2,400	$21
Boston Private Financial Holdings	6,000	35
Boston Properties †	6,118	410
BRE Properties, Cl A †	1,000	33
Brown & Brown	600	11
Calamos Asset Management, Cl A	1,800	21
Camden Property Trust †	600	25
Capstead Mortgage †	8,300	113
Cardinal Financial	18,593	163
CB Richard Ellis Group, Cl A *	29,500	400
CBL & Associates Properties †	19,223	186
Central Pacific Financial (A)	13,300	17
Century Bancorp, Cl A	2,700	59
Chemical Financial	3,800	90
Chimera Investment †	59,600	231
Chubb	500	25
Cincinnati Financial	2,100	55
Clifton Savings Bancorp	4,200	39
CNA Financial *	800	19
CNA Surety *	6,600	98
Colonial Properties Trust †	4,500	53
Comerica	29,214	864
Commerce Bancshares	1,455	56
Community Bank System	9,000	174
Cousins Properties †	5,564	42
Credit Acceptance *	1,400	59
Cullen/Frost Bankers	300	15
CVB Financial	9,600	83
DCT Industrial Trust †	3,100	16
Delphi Financial Group, Cl A	3,900	87
Developers Diversified Realty †	2,300	21
DiamondRock Hospitality †	18,510	157
Digital Realty Trust †	300	15
Dime Community Bancshares	1,700	20
Dollar Financial *	1,600	38
Doral Financial * (A)	23,400	85
Douglas Emmett †	1,400	20
Duke Realty †	1,700	21
E*Trade Financial *	44,100	77
EastGroup Properties †	400	15
Eaton Vance	7,579	231
Education Realty Trust †	28,058	136
EMC Insurance Group	2,620	56
Employers Holdings	32,939	505
Encore Capital Group *	23,500	409
Endurance Specialty Holdings	20,746	772
Enstar Group *	300	22
Entertainment Properties Trust †	1,000	35
Equity One †	21,647	350
Erie Indemnity, Cl A	1,000	39
Essex Property Trust †	1,200	100
Everest Re Group	4,400	377
FBL Financial Group, Cl A	2,500	46
Federal Agricultural Mortgage, Cl C (A)	16,100	113
Federal Realty Investment Trust †	500	34
Federated Investors, Cl B	17,811	490
FelCor Lodging Trust * †	6,100	22
Fifth Street Finance	1,600	17
Fifth Third Bancorp	39,971	390
Financial Federal	8,400	231

Description	Shares	Market Value ($ Thousands)
Financial Institutions	1,100	$13
First American	3,700	123
First Bancorp	62,048	143
First Commonwealth Financial	2,800	13
First Financial Bancorp	23,701	345
First Financial Holdings	1,000	13
First Horizon National *	50,703	679
First Midwest Bancorp	11,200	122
First Niagara Financial Group	4,300	60
First Potomac Realty Trust †	7,800	98
FirstMerit	8,762	176
Flagstone Reinsurance Holdings	6,300	69
Flushing Financial	3,400	38
FNB (Pennsylvania)	11,200	76
Franklin Street Properties †	5,800	85
Fulton Financial	4,400	38
GAMCO Investors, Cl A	400	19
Genworth Financial, Cl A *	1,000	11
Getty Realty †	3,100	73
GFI Group	45,800	209
GLG Partners *	6,700	22
Greenhill	500	40
Greenlight Capital Re *	1,400	33
Hancock Holding	9,919	434
Hanover Insurance Group	12,000	533
Harleysville Group	1,200	38
Hatteras Financial †	6,900	193
HCC Insurance Holdings	1,000	28
Health Care †	3,000	133
Healthcare Realty Trust †	700	15
Hercules Technology Growth Capital	21,503	223
Hersha Hospitality Trust †	43,200	136
Highwoods Properties †	500	17
Hilltop Holdings *	5,000	58
Home Properties †	400	19
Horace Mann Educators	18,700	234
Hospitality Properties Trust †	11,300	268
HRPT Properties Trust †	85,100	551
Hudson City Bancorp	2,400	33
Huntington Bancshares	55,900	204
IBERIABANK	2,686	145
Independence Holding	2,800	16
Independent Bank	800	17
Infinity Property & Casualty	10,061	409
Inland Real Estate †	1,300	11
Interactive Brokers Group, Cl A *	800	14
International Assets Holding *	2,216	32
Investors Real Estate Trust †	3,100	28
Janus Capital Group	1,900	26
Jones Lang LaSalle	400	24
KBW *	700	19
Kilroy Realty †	3,175	97
Kite Realty Group Trust †	3,700	15
Knight Capital Group, Cl A *	2,300	35
LaSalle Hotel Properties †	1,400	30
Lazard, Cl A	8,400	319
Lexington Realty Trust †	17,367	106
Liberty Property Trust †	14,081	451
LTC Properties †	4,600	123
M&T Bank	1,258	84
Macerich †	2,073	74

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
MarketAxess Holdings	1,200	$17
MBIA *	5,600	22
Meadowbrook Insurance Group	46,200	342
Medical Properties Trust †	34,000	340
Mercury General	1,100	43
MF Global *	5,200	36
MFA Financial †	85,990	632
Mid-America Apartment Communities †	5,721	276
Montpelier Re Holdings	15,200	263
MSCI, Cl A *	3,500	111
National Health Investors †	1,300	48
National Penn Bancshares	23,217	134
National Retail Properties †	1,200	25
National Western Life Insurance, Cl A	400	70
Nationwide Health Properties †	12,400	436
Navigators Group *	200	10
NBT Bancorp	1,200	24
NewAlliance Bancshares	25,600	307
Northfield Bancorp	800	11
NorthStar Realty Finance †	14,709	50
NYSE Euronext	1,675	42
Ocwen Financial *	4,200	40
Old National Bancorp	3,600	45
Omega Healthcare Investors †	5,100	99
One Liberty Properties †	138	1
OneBeacon Insurance Group, Cl A	2,700	37
optionsXpress Holdings	1,400	22
Oriental Financial Group	13,000	140
PacWest Bancorp	18,853	380
Park National	5,100	300
Parkway Properties †	20,600	429
PartnerRe	9,127	682
People’s United Financial	26,552	443
PHH *	20,742	334
Piper Jaffray *	300	15
Platinum Underwriters Holdings	9,116	349
Plum Creek Timber †	1,400	53
Popular	45,300	102
Portfolio Recovery Associates *	400	18
Post Properties †	800	16
Premierwest Bancorp	14,500	21
Presidential Life	1,400	13
Primus Guaranty *	5,700	18
ProAssurance *	15,251	819
Prospect Capital	2,812	33
Protective Life	9,256	153
Provident Financial Services	1,100	12
Provident New York Bancorp	1,200	10
Pzena Investment Management, Cl A *	5,400	44
RAIT Financial Trust †	42,000	55
Ramco-Gershenson Properties †	2,300	22
Raymond James Financial	14,400	342
Rayonier †	850	36
Redwood Trust †	16,368	237
Regency Centers †	500	18
Regions Financial	51,600	273
Reinsurance Group of America, Cl A	16,304	777

Description	Shares	Market Value ($ Thousands)
RenaissanceRe Holdings	800	$43
Resource Capital †	2,600	13
RLI	400	21
Roma Financial	900	11
S&T Bancorp	9,200	157
SeaBright Insurance Holdings *	900	10
Selective Insurance Group	7,400	122
Senior Housing Properties Trust †	1,000	22
Signature Bank NY *	28,525	910
SL Green Realty † (A)	2,800	141
Sovran Self Storage †	3,900	139
StanCorp Financial Group	11,800	472
Stifel Financial *	6,515	386
Strategic Hotels & Resorts * † (A)	36,471	68
Stratus Properties *	1,900	21
Sun Communities †	1,400	28
SVB Financial Group *	600	25
SWS Group	7,400	90
Synovus Financial	218,115	447
Tanger Factory Outlet Centers †	800	31
Taubman Centers †	1,400	50
TCF Financial	2,200	30
TD Ameritrade Holding *	10,346	201
Tejon Ranch *	400	12
Teton Advisors, Cl A	6	0
Tower Group	6,832	160
TradeStation Group *	1,800	14
Transatlantic Holdings	600	31
Trustco Bank NY	26,900	170
Trustmark	1,100	25
UDR †	1,400	23
Umpqua Holdings	1,200	16
United America Indemnity, Cl A *	1,081	9
United Bankshares (A)	4,300	86
United Community Banks *	3,375	11
United Fire & Casualty	2,600	48
Unitrin	17,200	379
Universal Health Realty Income Trust †	300	10
Unum Group	41,668	813
Validus Holdings	9,000	243
Valley National Bancorp	2,100	30
W Holding	900	21
Waddell & Reed Financial, Cl A	700	21
Walter Investment Management †	657	9
Washington Federal	10,600	205
Washington Real Estate Investment Trust †	500	14
Webster Financial	7,700	91
Weingarten Realty Investors †	1,600	32
Westamerica Bancorporation	1,500	83
Westfield Financial	2,625	22
White Mountains Insurance Group	900	299
Whitney Holding	14,799	135
Willis Group Holdings	14,340	378
Wilmington Trust	1,100	14
Wintrust Financial	600	18
World Acceptance *	1,300	46
WR Berkley	5,400	133
WSFS Financial	400	10

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Zions Bancorporation	42,297	$543

		38,821

Health Care — 13.2%
Abaxis *	2,200	56
Accuray *	1,900	11
Acorda Therapeutics *	10,800	272
Affymax *	10,800	267
Affymetrix *	3,600	21
Air Methods *	600	20
Albany Molecular Research *	7,800	71
Alexion Pharmaceuticals *	4,800	234
Align Technology *	4,700	84
Alkermes *	30,200	284
Allergan	1,600	101
Allscripts Healthcare Solutions *	23,100	467
Almost Family *	9,700	383
AMAG Pharmaceuticals *	300	11
Amedisys * (A)	1,900	92
American Medical Systems Holdings *	7,000	135
AMERIGROUP *	11,520	311
AmerisourceBergen	28,826	752
AMN Healthcare Services *	17,300	157
Amsurg *	12,137	267
Amylin Pharmaceuticals *	21,600	307
Analogic	1,174	45
Angiodynamics *	2,514	40
Auxilium Pharmaceuticals *	13,200	396
Beckman Coulter	4,340	284
Biogen Idec *	3,400	182
Bio-Rad Laboratories, Cl A *	600	58
Bio-Reference Labs *	500	20
Boston Scientific *	55,200	497
Brookdale Senior Living *	1,700	31
Bruker BioSciences *	7,800	94
Capital Senior Living *	3,600	18
Catalyst Health Solutions *	600	22
Celgene *	622	35
Cephalon *	8,621	538
Cerner *	700	58
Charles River Laboratories International *	5,150	174
Chemed	4,664	224
Conmed *	10,087	230
Cooper	17,306	660
Corvel *	393	13
Covance *	6,175	337
Coventry Health Care *	33,600	816
Cubist Pharmaceuticals *	17,000	323
Cyberonics *	16,800	343
Dendreon *	14,400	378
Dentsply International	11,000	387
Dionex *	500	37
Eclipsys *	1,200	22
Edwards Lifesciences *	1,200	104
Emeritus *	1,400	26
Endo Pharmaceuticals Holdings *	15,900	326
Enzo Biochem *	1,249	7
Enzon Pharmaceuticals *	2,600	27
eResearchTechnology *	5,748	35
ev3 *	60,500	807
Exelixis *	2,200	16

Description	Shares	Market Value ($ Thousands)
Express Scripts *	700	$61
Forest Laboratories *	30,475	979
Gen-Probe *	3,400	146
Gentiva Health Services *	700	19
Genzyme *	1,302	64
Geron *	8,900	49
Greatbatch *	17,138	330
Haemonetics *	700	39
Health Management Associates, Cl A *	15,400	112
Health Net *	53,075	1,236
Healthsouth *	29,400	552
Healthspring *	1,200	21
Healthways *	800	15
Henry Schein *	5,975	314
Hill-Rom Holdings	24,400	585
Hologic *	10,684	155
Humana *	8,300	364
ICON ADR *	29,500	641
Idexx Laboratories *	5,600	299
Illumina *	11,700	359
Immucor *	1,950	39
Incyte *	31,700	289
InterMune *	2,500	33
Intuitive Surgical *	750	228
Inverness Medical Innovations *	23,484	975
Isis Pharmaceuticals *	3,900	43
Kendle International *	2,700	49
Kensey Nash *	4,900	125
Kinetic Concepts *	14,800	557
King Pharmaceuticals *	20,000	245
KV Pharmaceutical, Cl A *	5,600	21
Laboratory Corp of America Holdings *	3,900	292
Landauer	600	37
LHC Group *	500	17
Life Technologies *	2,637	138
LifePoint Hospitals *	19,200	624
Lincare Holdings *	1,200	45
Magellan Health Services *	1,400	57
Martek Biosciences *	4,200	80
Masimo *	6,800	207
Mednax *	3,243	195
Meridian Bioscience	6,400	138
Merit Medical Systems *	2,500	48
Mettler Toledo International *	400	42
Millipore *	600	43
Molina Healthcare *	500	11
Mylan Laboratories *	50,435	930
Myriad Genetics *	3,900	102
Myriad Pharmaceuticals *	550	3
Nektar Therapeutics *	9,000	84
Neogen *	600	14
Nighthawk Radiology Holdings *	4,700	21
NuVasive *	25,729	823
Obagi Medical Products *	1,600	19
Odyssey HealthCare *	1,000	16
Omnicare	100	2
Omnicell *	1,300	15
Onyx Pharmaceuticals *	30,100	883
Orthofix International *	600	19
OSI Pharmaceuticals *	27,618	857

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Owens & Minor	15,425	$662
Par Pharmaceutical *	2,270	61
Parexel International *	41,800	589
Patterson *	19,500	546
PDL BioPharma	86,400	593
PerkinElmer	19,100	393
Perrigo	12,000	478
Pharmaceutical Product Development	6,300	148
Providence Service *	2,800	44
PSS World Medical *	1,400	32
Regeneron Pharmaceuticals *	18,400	445
RehabCare Group *	700	21
ResMed *	4,181	219
Rigel Pharmaceuticals *	20,800	198
Salix Pharmaceuticals *	9,230	234
Seattle Genetics *	26,970	274
Sirona Dental Systems *	11,519	366
STERIS	19,461	544
SXC Health Solutions *	15,940	860
Symmetry Medical *	1,500	12
Team Health Holdings *	23,255	326
Techne	4,100	281
Tenet Healthcare *	14,100	76
Theravance *	2,300	30
Thermo Fisher Scientific *	1,600	76
Thoratec *	1,500	40
TomoTherapy *	20,700	81
United Therapeutics *	8,000	421
Universal Health Services, Cl B	800	24
US Physical Therapy *	900	15
Valeant Pharmaceuticals International *	4,500	143
VCA Antech *	1,400	35
Vertex Pharmaceuticals *	8,200	351
Viropharma *	12,700	107
Volcano *	30,100	523
Waters *	1,525	94
Watson Pharmaceuticals *	9,800	388
WellCare Health Plans *	800	29
Zimmer Holdings *	4,677	276
Zoll Medical *	1,800	48

		36,702

Industrials — 14.6%
AAON	1,500	29
AAR *	7,700	177
Acuity Brands	10,534	375
Advisory Board *	2,800	86
Aecom Technology *	900	25
AGCO *	1,700	55
Aircastle	10,200	101
Airtran Holdings *	2,900	15
Alaska Air Group *	7,098	245
Albany International, Cl A	1,900	43
Alexander & Baldwin	2,539	87
Alliant Techsystems *	788	70
American Commercial Lines *	725	13
American Superconductor *	2,200	90
Ametek	750	29
Ampco-Pittsburgh	8,000	252
AMR *	4,000	31
AO Smith	8,100	352

Description	Shares	Market Value ($ Thousands)
Apogee Enterprises	16,300	$228
Arkansas Best	2,200	65
Atlas Air Worldwide Holdings *	800	30
Avery Dennison	10,505	383
Avis Budget Group *	17,300	227
Baldor Electric	900	25
Barnes Group	1,100	19
BE Aerospace *	51,838	1,218
Beacon Roofing Supply *	35,180	563
Belden	13,334	292
Brady, Cl A	9,667	290
Briggs & Stratton	22,520	421
Brink’s	3,100	76
Bucyrus International, Cl A	9,000	507
C.H. Robinson Worldwide	1,344	79
Carlisle	600	21
Chart Industries *	11,600	192
Cintas	11,750	306
Clarcor	100	3
Clean Harbors *	3,253	194
CNH Global	3,060	76
Colfax *	7,500	90
Columbus McKinnon *	3,949	54
Continental Airlines, Cl B *	59,835	1,072
Con-way	600	21
Copa Holdings, Cl A	7,580	413
Copart *	600	22
Corporate Executive Board	14,700	336
Corrections Corp of America *	34,060	836
Courier	6,200	88
Crane	9,800	300
Cummins	2,200	101
Curtiss-Wright	900	28
Delta Air Lines *	13,625	155
Deluxe	18,000	266
Dollar Thrifty Automotive Group *	6,300	161
Donaldson	600	26
Dover	9,832	409
Dun & Bradstreet	500	42
Dycom Industries *	2,300	19
EMCOR Group *	20,814	560
EnergySolutions	1,900	16
EnerNOC *	1,300	40
Ennis	3,200	54
EnPro Industries *	11,900	314
Equifax	9,098	281
ESCO Technologies	1,300	47
Esterline Technologies *	11,610	473
Fastenal (A)	5,748	239
Flowserve	1,100	104
Forward Air	600	15
Foster Wheeler *	7,300	215
FTI Consulting *	18,833	888
G&K Services	9,726	244
Gardner Denver	28,020	1,192
GATX	4,700	135
GenCorp *	1,925	14
General Cable *	700	21
Geo Group *	5,088	111
GeoEye *	500	14
Goodrich	9,400	604
Gorman-Rupp	1,250	35

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Graco	600	$17
GrafTech International *	4,600	72
Granite Construction	1,500	50
Hansen Transmissions International *	171,576	302
Harsco	3,200	103
Heartland Express	2,700	41
Heidrick & Struggles International	700	22
Herman Miller	1,500	24
Hertz Global Holdings *	4,900	58
Hexcel *	1,400	18
HNI	1,400	39
Hubbell, Cl B	10,700	506
Huron Consulting Group *	400	9
ICF International *	5,739	154
ICT Group *	2,100	34
IDEX	6,500	202
IHS, Cl A *	14,600	800
Interface, Cl A	19,121	159
Interline Brands *	1,300	22
International Shipholding	5,600	174
ITT	12,400	617
Jacobs Engineering Group *	1,849	69
JB Hunt Transport Services	20,890	674
John Bean Technologies	777	13
Joy Global	1,800	93
Kadant *	10,943	175
Kaman	3,107	72
Kansas City Southern *	10,000	333
Kaydon	9,138	327
KBR	2,100	40
Kelly Services, Cl A	14,000	167
Kennametal	500	13
Kirby *	5,504	192
Knoll	30,690	317
Landstar System	600	23
Layne Christensen *	700	20
Lennox International	12,700	496
Lincoln Electric Holdings	2,905	155
Lindsay	2,000	80
Localiza Rent a Car	35,460	393
Lydall *	3,600	19
Manpower	6,800	371
MasTec *	100	1
Middleby *	400	20
Mine Safety Appliances	5,500	146
Monster Worldwide *	1,600	28
Moog, Cl A *	2,300	67
MPS Group *	1,600	22
MSC Industrial Direct, Cl A	100	5
Mueller Industries	11,400	283
NACCO Industries, Cl A	400	20
Navistar International *	6,500	251
NCI Building Systems *	26,300	48
Nordson	300	18
Old Dominion Freight Line *	1,350	42
Orbital Sciences *	4,400	67
Oshkosh Truck	1,200	44
Owens Corning *	100	3
PACCAR	10,561	383
Pacer International	5	—
Pall	3,500	127

Description	Shares	Market Value ($ Thousands)
Park-Ohio Holdings *	2,900	$16
Pentair	800	26
Pitney Bowes	19,746	449
Quanex Building Products	1,200	20
Quanta Services *	3,656	76
RailAmerica *	17,500	214
Regal-Beloit	17,200	893
Resources Connection *	40,395	857
Robert Half International	1,400	38
Rockwell Collins	6,383	353
Rollins	1,100	21
Roper Industries	400	21
RR Donnelley & Sons	26,094	581
RSC Holdings *	1,700	12
Rush Enterprises, Cl A *	20,630	245
Ryder System	12,600	519
School Specialty *	9,300	218
Seaboard	89	120
Shaw Group *	1,100	32
Skywest	11,800	200
Spirit Aerosystems Holdings, Cl A *	20,491	407
SPX	700	38
Standard Register	5,164	26
Steelcase, Cl A	4,600	29
Stericycle *	1,000	55
SYKES Enterprises *	69,829	1,778
Tam ADR *	26,660	592
Teledyne Technologies *	9,448	362
Teleflex	9,225	497
Terex *	13,452	267
Tetra Tech *	1,300	35
Thomas & Betts *	12,100	433
Timken	11,100	263
Trex *	26,321	516
Triumph Group	12,427	600
Tutor Perini *	3,100	56
UAL *	47,900	619
United Stationers *	8,821	502
Universal Forest Products	2,200	81
URS *	8,900	396
US Airways Group *	33,463	162
USG *	1,100	15
UTI Worldwide	17,300	248
Valmont Industries	200	16
Vicor	2,300	21
Wabtec	1,800	74
Waste Connections *	1,579	53
Watsco	1,300	64
Watson Wyatt Worldwide, Cl A	11,131	529
Watts Water Technologies, Cl A	6,474	200
WESCO International *	9,994	270

		40,500

Information Technology — 17.6%
3Com *	40,300	302
Activision Blizzard *	1,500	17
Advanced Analogic Technologies *	3,400	13
Advanced Energy Industries *	1,400	21
Advanced Micro Devices *	7,300	71
Advent Software *	500	20
Agilysys	2,800	25

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Akamai Technologies *	2,300	$58
Alliance Data Systems * (A)	13,300	859
Amkor Technology *	13,600	97
Analog Devices	12,786	404
Anixter International *	500	24
Ansys *	9,900	430
Applied Micro Circuits *	3,400	25
Ariba *	2,700	34
Arris Group *	7,200	82
Arrow Electronics *	1,900	56
AsiaInfo Holdings *	8,000	244
Atheros Communications *	19,920	682
Atmel *	7,400	34
ATMI *	800	15
Autodesk *	1,000	25
Avnet *	10,000	302
Benchmark Electronics *	19,000	359
Black Box	12,970	368
Blackbaud	1,000	24
Blackboard *	1,400	64
Blue Coat Systems *	1,100	31
BMC Software *	1,700	68
Brightpoint *	39,483	290
Broadridge Financial Solutions	1,700	38
Brocade Communications Systems *	4,100	31
CACI International, Cl A *	5,120	250
Cadence Design Systems *	5,600	34
Cavium Networks *	7,170	171
Checkpoint Systems *	6,577	100
Ciber *	20,463	71
Ciena *	1,200	13
Cirrus Logic *	2,684	18
Citrix Systems *	900	37
Cognex	4,700	83
Cognizant Technology Solutions, Cl A *	1,800	82
Cogo Group *	7,800	58
Coherent *	14,055	418
CommScope *	900	24
Computer Sciences *	9,800	564
Compuware *	1,600	12
Comverge *	2,600	29
Concur Technologies *	6,800	291
Convergys *	27,500	296
Cree *	2,949	166
CSG Systems International *	18,734	358
CTS	32,188	310
Cybersource *	1,100	22
Cymer *	1,901	73
Cypress Semiconductor *	48,700	514
Daktronics	4,000	37
DealerTrack Holdings *	1,000	19
Deltek *	4,647	36
DG FastChannel *	800	22
Diebold	26,314	748
Digital River *	10,194	275
Diodes *	1,800	37
Dolby Laboratories, Cl A *	13,000	621
DST Systems *	3,200	139
Earthlink	4,900	41
Echelon *	900	10

Description	Shares	Market Value ($ Thousands)
EchoStar, Cl A *	2,900	$58
Electronics for Imaging *	6,290	82
Emulex *	18,333	200
Equinix *	11,680	1,240
Euronet Worldwide *	1,400	31
F5 Networks *	2,000	106
Factset Research Systems	300	20
Fair Isaac	700	15
Fairchild Semiconductor International *	33,788	338
Fidelity National Information Services	1,480	35
Flir Systems *	9,160	300
Formfactor *	800	18
Forrester Research *	900	23
Gartner *	66,540	1,200
Genpact *	1,200	18
Global Payments	800	43
GSI Commerce *	61,467	1,561
Harmonic *	2,000	13
Harris	14,100	670
Harris Stratex Networks, Cl A *	198	1
Heartland Payment Systems	21,160	278
Hewitt Associates, Cl A *	3,334	141
Hughes Communications *	1,200	31
IAC *	9,650	198
Informatica *	14,000	362
Ingram Micro, Cl A *	6,642	116
Integral Systems *	1,072	9
InterDigital *	1,300	35
Intermec *	3,701	47
International Rectifier *	1,600	35
Iron Mountain *	2,500	57
Itron *	600	41
Jabil Circuit	70,397	1,223
Jack Henry & Associates	2,200	51
JDA Software Group *	10,100	257
JDS Uniphase *	2,700	22
Lam Research *	7,250	284
Lawson Software *	135,721	903
Lender Processing Services	150	6
Lexmark International, Cl A *	19,900	517
Limelight Networks *	3,000	12
Linear Technology	5,600	171
Littelfuse *	11,106	357
LoopNet *	1,700	17
Loral Space & Communications *	800	25
LSI Logic *	20,725	125
Mantech International, Cl A *	900	43
MAXIMUS	1,400	70
McAfee *	400	16
Measurement Specialties *	2,900	29
Mentor Graphics *	2,400	21
Methode Electronics	46,156	401
Micrel	10,900	89
Micros Systems *	800	25
Microsemi *	52,772	937
MicroStrategy, Cl A *	200	19
Microtune *	5,635	13
Molex	19,489	420
Monolithic Power Systems *	4,628	111
Move *	40,345	67

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
MTS Systems	1,819	$52
National Semiconductor	2,800	43
NCR *	12,025	134
Netezza *	11,100	108
Netgear *	2,100	46
NetSuite *	1,400	22
NeuStar, Cl A *	21,900	505
NIC	3,700	34
Novell *	6,500	27
Novellus Systems *	1,600	37
Nuance Communications *	1,500	23
Omnivision Technologies *	1,400	20
ON Semiconductor *	75,780	668
Palm *	1,700	17
Parametric Technology *	21,426	350
Plantronics	1,100	29
Plexus *	17,440	497
PMC - Sierra *	96,900	839
Polycom *	4,000	100
Power Integrations	500	18
QLogic *	28,970	547
Quest Software *	1,400	26
Rackspace Hosting *	23,980	500
Radisys *	4,300	41
Rambus *	1,900	46
RealNetworks *	11,200	41
Red Hat *	18,200	562
RF Micro Devices *	123,230	588
Richardson Electronics	11,300	66
Riverbed Technology *	30,597	703
Rofin-Sinar Technologies *	700	17
Rovi *	524	17
S1 *	3,900	25
SAIC *	29,000	549
Salesforce.com *	800	59
Sanmina-SCI *	23,200	256
Sapient *	83,347	689
SAVVIS *	1,900	27
Scansource *	3,200	85
Seagate Technology	61,950	1,127
Semtech *	3,100	53
Sigma Designs *	900	10
Silicon Graphics International *	2,400	17
Silicon Laboratories *	3,550	172
SkillSoft ADR *	121,214	1,270
Skyworks Solutions *	56,540	802
Sohu.com *	200	11
Solera Holdings	15,248	549
SonicWALL *	2,600	20
Standard Microsystems *	1,200	25
Sun Microsystems *	15,100	141
Supertex *	900	27
Sybase *	18,142	787
Symyx Technologies *	7,803	43
Synaptics * (A)	4,450	136
SYNNEX *	1,918	59
Synopsys *	31,504	702
Syntel	1,400	53
Take-Two Interactive Software *	11,200	113
Taleo, Cl A *	3,892	91
Tech Data *	12,800	597
Technitrol	19,700	86

Description	Shares	Market Value ($ Thousands)
Tekelec *	3,400	$52
TeleTech Holdings *	17,121	343
Tellabs *	7,100	40
Teradata *	4,200	132
Tessera Technologies *	900	21
TIBCO Software *	10,000	96
TiVo *	102,900	1,047
Total System Services	40,300	696
Trimble Navigation *	5,500	139
TriQuint Semiconductor *	88,420	531
Ultimate Software Group *	600	18
Unisys *	9,873	381
United Online	50,030	360
Utstarcom *	6,700	15
Valueclick *	16,500	167
Varian Semiconductor Equipment Associates *	6,475	232
Veeco Instruments *	5,671	187
VeriFone Holdings *	10,500	172
Viasat *	900	29
Virtusa *	1,600	15
Vishay Intertechnology *	68,300	570
VistaPrint *	21,909	1,241
Vocus *	20,500	369
WebMD Health, Cl A *	2,621	101
Western Digital *	16,300	720
Wright Express *	14,295	455
Xyratex *	18,645	248
Zebra Technologies, Cl A *	12,066	342
Zoran *	33,614	372

		49,040

Materials — 5.8%
Airgas	10,900	519
AK Steel Holding	11,300	241
Albemarle	4,800	175
Allegheny Technologies	19,233	861
Alpha Natural Resources *	3,020	131
AM Castle	8,068	111
Aptargroup	16,937	605
Ashland	2,600	103
Ball	5,000	258
Cabot	10,992	288
Celanese, Ser A	12,200	392
Century Aluminum *	24,400	395
China Green Agriculture *	7,900	116
Cliffs Natural Resources	7,104	327
Commercial Metals	11,469	180
Compass Minerals International	1,100	74
Crown Holdings *	4,800	123
Cytec Industries	10,764	392
Domtar *	10,172	564
Eagle Materials	9,070	236
Eastman Chemical	11,200	675
FMC	2,882	161
General Steel Holdings * (A)	16,428	72
Greif, Cl A	900	49
H.B. Fuller	10,600	241
Headwaters *	17,123	112
Huntsman	10,000	113
Innophos Holdings	2,400	55
Innospec	3,100	31
Intrepid Potash *	13,700	400

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Kaiser Aluminum	3,000	$125
Koppers Holdings	4,297	131
Lubrizol	10,200	744
Martin Marietta Materials	100	9
Mosaic	500	30
Nalco Holding	12,600	321
Neenah Paper	16,724	233
NewMarket	992	114
Nucor	7,646	357
Olin	7,700	135
OM Group *	6,925	217
Owens-Illinois *	22,042	725
Packaging Corp of America	17,227	396
PolyOne *	63,335	473
Reliance Steel & Aluminum	7,200	311
Rock-Tenn, Cl A	1,700	86
Rockwood Holdings *	15,500	365
Royal Gold	900	42
RPM International	1,600	32
RTI International Metals *	7,721	194
Schnitzer Steel Industries, Cl A	2,800	134
Schulman A	7,322	148
Schweitzer-Mauduit International	1,500	106
Scotts Miracle-Gro, Cl A	11,900	468
Sealed Air	700	15
Sensient Technologies	6,800	179
Sigma-Aldrich	500	25
Silgan Holdings	17,162	993
Sims Metal Management ADR	1,435	28
Solutia *	11,500	146
Spartech	8,227	84
Stillwater Mining *	9,300	88
Temple-Inland	2,300	49
Terra Industries	9,000	290
Texas Industries	500	17
Titanium Metals	6,000	75
Walter Energy	1,800	136
Westlake Chemical	2,015	50
Worthington Industries	8,000	105
WR Grace *	4,500	114

		16,290

Telecommunication Services — 1.8%
Alaska Communications Systems
Group	18,870	151
American Tower, Cl A *	1,015	44
CenturyTel	15,200	550
Cincinnati Bell *	59,535	205
Consolidated Communications Holdings	1,000	17
Frontier Communications	1,200	9
General Communication, Cl A *	5,600	36
Global Crossing *	1,400	20
Iowa Telecommunications Services	4,315	72
MetroPCS Communications *	41,725	318
Neutral Tandem *	2,763	63
NII Holdings *	38,600	1,296
PAETEC Holding *	6,400	27
Price Communication *	3,800	—
SBA Communications, Cl A *	49,090	1,677
Telephone & Data Systems	1,732	59
tw telecom , Cl A *	13,390	230

Description	Shares	Market Value ($ Thousands)
USA Mobility	16,700	$184

		4,958

Utilities — 4.5%
AGL Resources	32,477	1,184
Alliant Energy	8,800	266
Ameren	13,600	380
American Water Works	7,900	177
Avista	16,100	348
Black Hills	3,085	82
California Water Service Group	900	33
Centerpoint Energy	800	12
CH Energy Group	1,800	77
Chesapeake Utilities	400	13
Cleco	1,200	33
CMS Energy (A)	47,700	747
Connecticut Water Service	500	13
Consolidated Edison	5,929	269
Consolidated Water	1,200	17
Edison International	9,690	337
El Paso Electric *	4,700	95
Empire District Electric	8,731	163
Energen	2,800	131
Equities	554	24
Great Plains Energy	55,369	1,073
Hawaiian Electric Industries	17,500	366
Idacorp	3,400	109
ITC Holdings	1,000	52
Laclede Group	2,575	87
MDU Resources Group	5,300	125
MGE Energy	700	25
Mirant *	19,400	296
National Fuel Gas	2,400	120
New Jersey Resources	750	28
NiSource	30,600	471
Northeast Utilities	4,000	103
Northwest Natural Gas	400	18
NorthWestern	32,525	846
NSTAR	300	11
NV Energy	2,100	26
Oneok	600	27
Ormat Technologies	300	12
Pepco Holdings	12,500	211
Piedmont Natural Gas	4,300	115
Pinnacle West Capital	18,372	672
PNM Resources	1,700	21
Portland General Electric	52,766	1,077
PPL	1,900	61
RRI Energy *	67,713	387
SCANA	13,806	520
Sempra Energy	1,600	90
South Jersey Industries	5,227	200
Southern Union	600	14
Southwest Water	2,600	15
TECO Energy	1,800	29
UGI	8,400	203
UIL Holdings	700	20
Westar Energy	5,800	126
WGL Holdings	600	20
Wisconsin Energy	1,900	95

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy	18,194	$386

		12,458

Total Common Stock (Cost $225,336) ($ Thousands)		268,887

CLOSED-END FUND — 0.0%
Kayne Anderson Energy Development	800	12

Total Closed-End Fund (Cost $9) ($ Thousands)		12

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Index Fund (A)	1,300	81

Total Exchange Traded Fund (Cost $65) ($ Thousands)		81

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% **(B)	9,174,459	9,174

Total Cash Equivalent (Cost $9,174) ($ Thousands)		9,174

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.,
0.300% **(B) (C)	3,670,148	3,484

Total Affiliated Partnership (Cost $3,670) ($ Thousands)		3,484

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.135%, 06/03/10 (D) (E)	$605	605

Total U.S. Treasury Obligation (Cost $605) ($ Thousands)		605

Total Investments — 101.5% (Cost $238,859) ($ Thousands) @		$282,243

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	67	Mar-2010	$152
S&P Mid 400 Index E-MINI	44	Mar-2010	90

			$242

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $278,077 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $3,536 ($ Thousands).
(B)	Investment in Affiliated Security.
(C)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of September 30, 2009 was $3,484 ($ Thousands).
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Amounts designated as “-” are $0 or have been rounded to $0.

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $238,859 ($ Thousands), and the unrealized appreciation and depreciation were $55,420 ($ Thousands) and ($12,036) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$268,887	$—	$—	$268,887
Closed-End Fund	12	—	—	12
Exchange Traded Fund	81	—	—	81
Cash Equivalent	9,174	—	—	9,174
Affiliated Partnership	—	3,484	—	3,484
U.S. Treasury Obligation	—	605	—	605

Total Investments in Securities	$278,154	$4,089	$—	$282,243

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$242	$—	$—	$242

*	Futures contracts are valued at unrealized appreciation on the instrument.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%

Consumer Discretionary — 14.7%
Aaron Rents	6,900	$191
American Axle & Manufacturing Holdings	11,600	93
American Eagle Outfitters	22,400	380
American Greetings, Cl A	13,400	292
American Public Education *	16,125	554
America’s Car-Mart *	4,600	121
Ameristar Casinos	27,980	426
AnnTaylor Stores *	13,400	183
ArvinMeritor	10,000	112
ATC Technology *	10,100	241
Bally Technologies *	10,101	417
Barnes & Noble	31,900	608
Beazer Homes USA *	58,200	282
Big 5 Sporting Goods	9,200	158
Big Lots *	2,600	75
Bluegreen *	5,800	14
Blyth	1,200	40
Brinker International	15,763	235
Brown Shoe	51,000	503
Buckle	3,500	103
Buffalo Wild Wings *	4,553	183
California Pizza Kitchen *	23,300	313
Callaway Golf	35,400	267
Capella Education *	700	53
Carter’s *	34,792	913
Casual Male Retail Group *	55,000	128
Cato, Cl A	44,894	901
CEC Entertainment *	14,200	453
Cheesecake Factory *	17,216	372
Chico’s FAS *	25,864	363
Christopher & Banks	23,700	181
Cinemark Holdings	21,700	312
Citi Trends *	10,100	279
CKE Restaurants	7,353	62
CKX *	3,951	21
Cooper Tire & Rubber	42,642	855
Core-Mark Holding *	2,000	66
Corinthian Colleges *	26,200	361
Cracker Barrel Old Country Store	14,700	559
Dana Holding *	47,500	515
Deckers Outdoor *	2,300	234
Dillard’s, Cl A	10,300	190
DineEquity *	10,700	260
Domino’s Pizza *	11,500	96
Dress Barn *	15,853	366
DSW, Cl A *	16,400	425
Eastman Kodak	61,800	261
Entercom Communications *	35,300	250
Ethan Allen Interiors	14,700	197
Federal Mogul, Cl A *	10,714	185
Finish Line, Cl A	19,200	241
Foot Locker	62,700	699
Fossil *	7,046	236
Fred’s, Cl A	19,450	198
Furniture Brands International *	15,100	82
Genesco *	16,000	439
Gymboree *	855	37
Hillenbrand	11,500	217

Description	Shares	Market Value ($ Thousands)
HOT Topic *	131,610	$837
HSN *	29,955	605
Iconix Brand Group *	61,750	781
Insight Enterprises *	26,700	305
Isle of Capri Casinos *	31,596	236
J Crew Group *	4,521	202
Jack in the Box *	5,600	110
Jackson Hewitt Tax Service	8,700	38
Jakks Pacific *	4,000	48
Jo-Ann Stores *	10,711	388
Jones Apparel Group	29,150	468
JOS A Bank Clothiers *	10,100	426
Kirkland’s *	51,402	893
Knology *	13,836	152
Lakeland Industries *	24,800	198
Life Time Fitness *	17,311	432
Lifetime Brands	15,900	114
Lincoln Educational Services *	20,900	453
Lions Gate Entertainment *	32,000	186
Live Nation *	22,000	187
Lodgenet Entertainment *	24,200	134
Lululemon Athletica *	18,621	561
Lumber Liquidators *	2,985	80
Marcus	5,829	75
Matthews International, Cl A	5,700	202
MDC Partners, Cl A *	98,700	823
Media General, Cl A	13,300	104
Men’s Wearhouse	3,900	82
Morningstar *	2,200	106
New Frontier Media *	53,800	102
Nutri/System	20,300	633
Office Depot *	27,700	179
OfficeMax *	41,865	531
Orient-Express Hotels, Cl A	33,900	344
Oxford Industries	17,700	366
Papa John’s International *	2,313	54
Penske Auto Group	7,800	118
PF Chang’s China Bistro *	5,100	193
Phillips-Van Heusen	9,505	387
Pinnacle Entertainment *	45,202	406
Pre-Paid Legal Services *	2,900	119
Princeton Review *	67,200	273
Pulte Homes	43,300	433
RadioShack	4,500	88
RC2 *	20,500	302
Red Robin Gourmet Burgers *	10,700	192
Regis	34,400	535
Retail Ventures *	38,200	340
Ryland Group	17,800	351
Sealy *	29,600	93
Shutterfly *	20,400	363
Signet Jewelers *	5,700	152
Smith & Wesson Holding *	13,900	57
Sonic Automotive, Cl A	17,500	182
Sotheby’s	10,400	234
Spartan Motors	14,000	79
Stage Stores	53,500	661
Stamps.com *	5,100	46
Standard-Pacific *	42,400	159
Steiner Leisure *	6,523	259
Steven Madden *	400	17
Stewart Enterprises, Cl A	27,700	143

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Stoneridge *	8,000	$72
Sturm Ruger	27,080	263
Systemax	5,000	79
Tempur-Pedic International *	48,970	1,157
Tenneco *	41,800	741
Texas Roadhouse, Cl A *	22,875	257
Ticketmaster *	3,800	46
Titan International	23,113	188
Tractor Supply *	5,621	298
True Religion Apparel *	5,700	105
Tupperware Brands	16,485	768
Ulta Salon Cosmetics & Fragrance *	10,125	184
Under Armour, Cl A *	7,425	203
Universal Electronics *	4,100	95
Universal Technical Institute *	5,700	115
Valassis Communications *	13,000	237
Volcom *	4,800	80
Wet Seal, Cl A *	31,053	107
Williams-Sonoma	8,500	177

		39,587

Consumer Staples — 4.2%
Alliance One International *	70,700	345
American Italian Pasta, Cl A *	16,699	581
Andersons	13,000	336
Cal-Maine Foods	8,400	286
Casey’s General Stores	10,900	348
Chiquita Brands International *	38,600	696
Cosan SA Industria e Comercio (Brazil) *	33,500	492
Darling International *	39,200	328
Del Monte Foods	37,000	420
Flowers Foods	24,100	573
Fresh Del Monte Produce *	6,600	146
Great Atlantic & Pacific Tea *	5,300	63
Herbalife	20,900	848
J&J Snack Foods	6,000	240
Kulim Malaysia	144,900	320
Lancaster Colony	8,797	437
Lance	27,500	723
Mead Johnson Nutrition, Cl A	2,100	92
Medifast *	15,233	466
Molson Coors Brewing, Cl B	3,300	149
NBTY *	9,400	409
Nu Skin Enterprises, Cl A	16,400	440
Pantry *	30,900	420
Pricesmart	2,700	55
Rite Aid *	33,300	50
Ruddick	20,500	527
Smart Balance *	62,169	373
TreeHouse Foods *	13,200	513
United Natural Foods *	6,354	170
Universal	2,300	105
USANA Health Sciences *	2,600	83
Viterra, Cl Common Subscription Recei *	39,400	371
Weis Markets	790	29

		11,434

Energy — 5.8%
Allis-Chalmers Energy *	26,700	101
Approach Resources *	32,000	247

Description	Shares	Market Value ($ Thousands)
Arena Resources *	6,600	$285
Atlas Energy	17,886	540
Basic Energy Services *	7,800	69
Berry Petroleum, Cl A	10,800	315
Boots & Coots *	23,400	39
BPZ Resources *	44,200	420
Bristow Group *	3,000	115
Cal Dive International *	38,700	293
CARBO Ceramics	9,100	620
Carrizo Oil & Gas *	14,000	371
Clayton Williams Energy *	4,200	147
Comstock Resources *	14,425	585
Contango Oil & Gas *	3,815	179
Delek US Holdings	6,700	46
Denbury Resources *	5,900	87
Dril-Quip *	200	11
Encore Acquisition *	5,795	278
Exterran Holdings *	9,400	202
GeoMet *	62,705	92
Global Industries *	61,217	437
GMX Resources *	19,461	267
Gulfport Energy *	5,600	64
Helix Energy Solutions Group *	21,900	257
Hercules Offshore *	12,900	62
Holly	8,000	205
Hornbeck Offshore Services *	13,100	305
Key Energy Services *	72,400	636
McMoRan Exploration *	9,500	76
Northern Oil And Gas *	31,000	367
Oilsands Quest *	391,800	451
Oilsands Quest PIPE *	3,500	4
PetroHawk Energy *	27,625	663
Petroquest Energy *	32,663	200
Pioneer Drilling *	42,311	334
Quicksilver Resources *	26,759	402
Rentech *	112,600	138
Rosetta Resources *	20,500	409
SandRidge Energy *	56,879	536
Ship Finance International	3,800	52
StealthGas	27,700	173
Swift Energy *	17,200	412
T-3 Energy Services, Cl 3 *	12,900	329
Teekay Shipping	11,500	267
Tesoro	9,400	127
Tidewater	2,655	127
USEC *	41,500	160
Vaalco Energy	55,840	254
Venoco *	17,754	231
W&T Offshore	32,900	385
Whiting Petroleum *	4,109	294
Willbros Group *	55,717	940
World Fuel Services	44,200	1,184

		15,790

Financials — 15.5%
Allied Capital	21,300	77
Allied World Assurance Holdings	3,300	152
American Campus Communities †	4,000	112
Amerisafe *	700	13
Amtrust Financial Services	27,300	323
Annaly Capital Management †	34,800	604
Anworth Mortgage Asset †	99,300	695

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Apollo Investment *,(A)	14,862	$142
Ares Capital	8,300	103
Artio Global Investors, Cl A *	17,100	436
Aspen Insurance Holdings	8,600	219
Associated Banc-Corp	5,100	56
Associated Estates Realty †	22,840	257
Axis Capital Holdings	3,500	99
Bancorp Rhode Island	3,400	87
Bank of the Ozarks	5,984	175
Berkshire Hills Bancorp	7,700	159
Brasil Brokers Participacoes	82,000	305
Calamos Asset Management, Cl A	11,875	137
Capstead Mortgage †	28,400	388
Cardinal Financial	27,100	237
Centerstate Banks	9,500	96
Chemical Financial	6,000	142
Chimera Investment †	132,668	515
Cincinnati Financial	4,700	123
Cogdell Spencer †	106,600	603
Cohen & Steers	5,000	114
Colonial Properties Trust †	28,000	328
Community Bank System	13,200	255
Cowen Group, Cl A *	63,300	375
Crawford, Cl B *	5,600	22
CreXus Investment * †	14,900	208
Delphi Financial Group, Cl A	16,300	365
Developers Diversified Realty †	28,400	263
Dollar Financial *	20,431	483
Duff & Phelps	21,200	387
DuPont Fabros Technology †	5,573	100
E*Trade Financial *	161,800	283
EastGroup Properties †	2,322	89
Education Realty Trust †	66,700	323
eHealth *	2,900	48
EMC Insurance Group	1,600	34
Encore Bancshares *	16,200	129
Equity Lifestyle Properties †	2,362	119
Equity One †	13,700	222
ESSA Bancorp	7,500	88
Evercore Partners, Cl A	3,215	98
FBR Capital Markets *	58,200	360
Financial Federal	5,900	162
First Bancorp	54,800	126
First Busey	3,700	14
First Cash Financial Services *	672	15
First Commonwealth Financial	14,400	67
First Financial Bancorp	64,000	932
First Financial Holdings	22,500	292
First Industrial Realty Trust †	20,800	109
FirstMerit	28,900	582
Flushing Financial	37,800	426
FNB (Pennsylvania)	17,300	117
Fpic Insurance Group *	8,700	336
Fulton Financial	36,980	322
General Shopping Brasil (Brazil) *	81,500	400
Getty Realty †	2,100	49
GFI Group	30,700	140
Gladstone Capital	7,300	56
Gluskin Sheff + Associates	17,100	335
Great American Group *	48,300	179
Greenhill	3,691	296

Description	Shares	Market Value ($ Thousands)
Hancock Holding	19,320	$846
Hanover Insurance Group	14,500	644
Harleysville Group	3,000	95
Hatteras Financial †	7,800	218
Hercules Technology Growth Capital	13,700	142
Highwoods Properties †	23,000	767
Home Bancshares	8,300	200
Home Federal Bancorp	7,700	103
Hudson Valley Holding	12,870	317
Infinity Property & Casualty	3,200	130
Inland Real Estate †	45,400	370
International Assets Holding *	2,191	32
Investment Technology Group *	14,400	284
Investors Real Estate Trust †	43,900	395
iStar Financial †	16,028	41
KBW *	13,700	375
Kennedy-Wilson Holdings *	9,100	81
Knight Capital Group, Cl A *	29,200	450
Life Partners Holdings	8,350	177
LTC Properties †	21,923	586
Max Capital Group	11,400	254
MB Financial	29,900	590
Meadowbrook Insurance Group	82,000	607
Medical Properties Trust †	11,500	115
MFA Financial †	92,100	677
MGIC Investment *	86,300	499
Mid-America Apartment Communities †	1,051	51
National Penn Bancshares	66,900	387
National Retail Properties †	26,250	557
Nationwide Health Properties †	2,800	99
Navigators Group *	5,900	278
Nelnet, Cl A	39,300	677
NewAlliance Bancshares	2,592	31
Northwest Bancshares	6,700	76
NYSE Euronext	4,800	122
Old National Bancorp	48,200	599
Omega Healthcare Investors †	1,200	23
optionsXpress Holdings	12,453	192
Pacific Capital Bancorp	43,800	42
Pacific Continental	16,850	193
PacWest Bancorp	12,300	248
Pennsylvania Real Estate Investment Trust †	11,000	93
Penson Worldwide *	6,300	57
PHH *	15,100	243
Phoenix	38,100	106
Platinum Underwriters Holdings	12,400	475
PMA Capital, Cl A *	28,100	177
Post Properties †	21,650	424
Potlatch †	3,177	101
Prospect Capital	37,500	443
Prosperity Bancshares	5,700	231
PS Business Parks †	200	10
Radian Group	38,668	283
RAIT Financial Trust †	64,200	84
Redwood Trust †	6,000	87
Renasant	9,700	132
Riskmetrics Group *	672	11
RLI	6,800	362
S&T Bancorp	6,400	109

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Safeguard Scientifics *	5,800	$60
Safety Insurance Group	6,509	236
SCBT Financial	6,400	177
SeaBright Insurance Holdings *	12,600	145
Seacoast Banking Corp of Florida	80,400	131
Selective Insurance Group	6,600	109
Signature Bank NY *	2,300	73
South Financial Group	134,660	87
Sovran Self Storage †	5,500	197
Starwood Property Trust †	11,300	214
Stewart Information Services	5,600	63
Strategic Hotels & Resorts * †	13,200	25
Sunstone Hotel Investors †	62,580	556
Susquehanna Bancshares	34,127	201
SWS Group	15,900	192
Synovus Financial	82,743	170
Tanger Factory Outlet Centers †	2,400	94
TD Ameritrade Holding *	14,800	287
Texas Capital Bancshares *	13,543	189
Thomas Weisel Partners Group *	20,600	78
Titanium Asset Management * (B) (C)	15,400	46
Tower Group	8,946	209
TradeStation Group *	19,700	155
Trustco Bank NY	60,200	379
Trustmark	21,671	488
Union Bankshares	6,600	82
United Community Banks *	17,319	59
United Financial Bancorp	6,200	81
Universal Health Realty Income Trust †	1,800	58
Uranium Participation *	66,100	416
U-Store-It Trust †	60,850	445
Validus Holdings	12,800	345
ViewPoint Financial Group	8,700	125
Washington Federal	24,100	466
Washington Real Estate Investment Trust †	21,100	581
Westamerica Bancorporation	5,600	310
Western Alliance Bancorp *	60,600	229
Whitney Holding	58,700	535
Wilshire Bancorp	5,400	44
World Acceptance *	33,200	1,190
WSFS Financial	6,300	161
Zions Bancorporation	20,050	257

		41,846

Health Care — 12.9%
Abaxis *	15,628	399
Acorda Therapeutics *	7,500	189
Affymetrix *	59,062	345
Air Methods *	9,705	326
Albany Molecular Research *	7,100	64
Alexion Pharmaceuticals *	8,000	391
Align Technology *	14,700	262
Alkermes *	10,500	99
Allos Therapeutics *	10,500	69
Alnylam Pharmaceuticals *	2,300	41
AMAG Pharmaceuticals *	13,482	513
Amedisys *	11,841	575
American Medical Systems Holdings *	18,900	365

Description	Shares	Market Value ($ Thousands)
AMERIGROUP *	20,432	$551
AMN Healthcare Services *	22,001	199
Amsurg *	50,100	1,103
Analogic	2,800	108
Angiodynamics *	7,900	127
Arena Pharmaceuticals *	47,800	170
Assisted Living Concepts, Cl A *	6,500	171
ATHENAHEALTH INC *	3,300	149
Auxilium Pharmaceuticals *	2,800	84
BioMarin Pharmaceuticals *	35,011	659
Bio-Reference Labs *	1,300	51
Bruker BioSciences *	10,233	123
Cantel Medical	22,300	450
Cardiome Pharma *	67,125	299
Centene *	20,200	428
Cephalon *	1,400	87
Chemed	17,008	816
Computer Programs & Systems	5,200	240
Conmed *	4,900	112
Covance *	4,200	229
Cubist Pharmaceuticals *	4,882	93
Cyberonics *	7,500	153
Cypress Bioscience *	8,400	48
Durect *	85,275	211
Electro-Optical Sciences *	10,545	109
Emergency Medical Services, Cl A *	8,800	477
Emergent Biosolutions *	7,985	109
Enzo Biochem *	8,700	47
Enzon Pharmaceuticals *	2,866	30
eResearchTechnology *	27,100	163
Exactech *	11,000	190
Exelixis *	22,200	164
Genoptix *	3,300	117
Gen-Probe *	4,200	180
Gentiva Health Services *	2,300	62
Geron *	8,520	47
Haemonetics *	6,900	381
Halozyme Therapeutics *	13,600	80
Healthsouth *	18,369	345
HealthTronics *	54,200	143
HMS Holdings *	3,700	180
ICU Medical *	24,100	878
Idexx Laboratories *	4,200	224
Illumina *	4,200	129
Immucor *	10,200	206
Immunogen *	22,000	173
Incyte *	37,700	343
Inspire Pharmaceuticals *	44,800	247
InterMune *	3,000	39
Inverness Medical Innovations *	1,500	62
IPC The Hospitalist *	5,608	186
Isis Pharmaceuticals *	14,700	163
Kendle International *	9,700	178
Kensey Nash *	6,400	163
Kindred Healthcare *	13,947	257
King Pharmaceuticals *	67,600	829
LCA-Vision *	12,500	64
LHC Group *	26,520	891
LifePoint Hospitals *	17,600	572
Magellan Health Services *	11,773	480
Martek Biosciences *	17,214	326

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Masimo *	13,850	$421
Medicines *	61,900	516
Medicis Pharmaceutical, Cl A	30,310	820
Medivation *	9,626	362
Mednax *	9,600	577
Meridian Bioscience	17,500	377
Merit Medical Systems *	5,800	112
MWI Veterinary Supply *	1,100	41
Nektar Therapeutics *	6,009	56
Nighthawk Radiology Holdings *	20,100	91
NovaMed *	21,800	85
NPS Pharmaceuticals *	16,273	55
NuVasive *	11,085	355
Odyssey HealthCare *	20,300	316
Omnicare	4,200	102
Omnicell *	11,629	136
OncoGenex Pharmaceutical *	1,059	24
Optimer Pharmaceuticals *	12,903	146
Orthofix International *	6,491	201
OSI Pharmaceuticals *	4,100	127
Par Pharmaceutical *	19,150	518
Parexel International *	12,200	172
PDL BioPharma	174,411	1,196
PerkinElmer	1,059	22
Perrigo	3,100	124
Pharmaceutical Product Development	8,507	199
Pharmasset *	3,696	77
Phase Forward *	17,675	271
Pozen *	36,450	218
Providence Service *	4,700	74
PSS World Medical *	11,200	253
Psychiatric Solutions *	10,500	222
Questcor Pharmaceuticals *	77,425	368
Quidel *	41,829	576
Regeneron Pharmaceuticals *	10,300	249
RehabCare Group *	11,100	338
Res-Care *	32,900	369
Rigel Pharmaceuticals *	62,400	593
Savient Pharmaceuticals *	18,671	254
Seattle Genetics *	3,617	37
SIGA Technologies *	23,993	139
Sirona Dental Systems *	8,900	283
Somanetics *	7,000	123
SonoSite *	5,298	125
Spectrum Pharmaceuticals *	23,900	106
StemCells *	71,700	90
STERIS	28,348	793
Sun Healthcare Group *	34,800	319
Techne	4,900	336
Theravance *	7,100	93
Thoratec *	11,316	305
Triple-S Management, Cl B *	2,471	44
United Therapeutics *	4,100	216
Valeant Pharmaceuticals International *	16,900	537
Varian *	1,000	51
Vivus *	6,600	61
WellCare Health Plans *	10,631	391
Zoll Medical *	6,834	183

		34,778

Description	Shares	Market Value ($ Thousands)
Industrials — 12.8%
ACCO Brands *	17,900	$130
Actuant, Cl A	21,700	402
Administaff	14,300	337
Aegean Marine Petroleum Network	20,475	563
AerCap Holdings *	48,950	443
Aerovironment *	7,625	222
Airtran Holdings *	156,825	819
Alaska Air Group *	8,600	297
American Ecology	5,900	101
American Science & Engineering	2,900	220
Ameron International	5,300	336
AO Smith	11,800	512
APAC Customer Services *	78,729	469
Apogee Enterprises	24,246	339
Applied Industrial Technologies	22,000	485
Arkansas Best	7,600	224
Armstrong World Industries *	9,735	379
Atlas Air Worldwide Holdings *	16,775	625
Avis Budget Group *	72,931	957
Badger Meter	1,500	60
Baldor Electric	11,800	332
BE Aerospace *	29,500	693
Beacon Roofing Supply *	10,100	162
Briggs & Stratton	17,700	331
Brink’s	4,200	102
Carlisle	9,400	322
Celadon Group *	30,200	328
Cenveo *	29,100	255
Chart Industries *	31,487	521
Columbus McKinnon *	17,500	239
Comfort Systems USA	12,600	155
Consolidated Graphics *	11,300	396
Continental Airlines, Cl B *	58,000	1,039
Copa Holdings, Cl A	3,025	165
Cornell *	13,600	309
Corporate Executive Board	8,426	192
CRA International *	26,400	704
Crane	11,600	355
Cubic	16,860	629
Cummins	1,100	51
Dycom Industries *	53,100	426
Dynamic Materials	5,417	109
DynCorp International, Cl A *	5,100	73
EMCOR Group *	41,500	1,116
EnerNOC *	6,300	191
EnerSys *	24,016	525
Ennis	10,400	175
Fastenal	5,600	233
Force Protection *	54,200	282
FTI Consulting *	9,275	437
FuelCell Energy *	27,238	102
General Cable *	6,900	203
Genesee & Wyoming, Cl A *	19,170	626
Geo Group *	8,300	182
GeoEye *	16,744	467
Gibraltar Industries	3,792	60
GrafTech International *	8,927	139
Granite Construction	14,800	498
Great Lakes Dredge & Dock	124,353	806

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
GT Solar International *	7,500	$42
H&E Equipment Services *	34,000	357
Hawaiian Holdings *	27,800	194
Healthcare Services Group	2,500	54
Hexcel *	55,900	726
Hill International *	830	5
HNI	156	4
Horizon Lines, Cl A	9,600	54
ICT Group *	1,500	25
Innerworkings *	47,750	282
Kaman	5,100	118
KBR	7,300	139
Kelly Services, Cl A	6,400	76
Kirby *	10,800	376
Knight Transportation	4,800	93
Landstar System	7,155	277
LECG *	55,900	167
Lennox International	4,961	194
Lydall *	9,100	47
Manitowoc	23,900	238
Marten Transport *	8,955	161
Mcgrath Rentcorp	3,600	81
Michael Baker *	14,382	595
Mine Safety Appliances	7,200	191
Mistras Group *	3,500	53
Monster Worldwide *	10,500	183
Mueller Water Products, Cl A	77,442	403
Navistar International *	9,600	371
NCI Building Systems *	30,700	56
Old Dominion Freight Line *	16,101	494
Orbital Sciences *	8,143	124
Oshkosh Truck	3,059	113
Owens Corning *	4,800	123
Pacer International	19,700	62
Polypore International *	2,076	25
Powell Industries *	5,907	186
Quanta Services *	3,100	65
Rand Logistics *	5,200	17
Raven Industries	6,128	195
Resources Connection *	5,500	117
Robbins & Myers	11,400	268
RSC Holdings *	44,100	310
Skywest	5,300	90
Standard Register	12,000	61
Standex International	11,200	225
SYKES Enterprises *	6,300	160
TAL International Group	28,700	380
Teleflex	3,500	189
Tennant	4,447	117
Terex *	28,750	570
Textainer Group Holdings	22,800	385
Titan Machinery *	25,925	299
Tredegar	4,400	69
Triumph Group	7,110	343
TrueBlue *	13,200	195
Tutor Perini *	7,594	137
UAL *	74,709	964
US Airways Group *	35,700	173
Vitran *	13,850	150
Werner Enterprises	21,200	419
WESCO International *	8,900	240

		34,677

Description	Shares	Market Value ($ Thousands)
Information Technology — 20.7%
3Com *	39,380	$295
ACI Worldwide *	1,581	27
Actel *	5,100	61
Actuate *	6,700	29
ADC Telecommunications *	50,200	312
Advanced Energy Industries *	58,593	884
Advent Software *	1,541	63
Akamai Technologies *	17,100	433
Amkor Technology *	41,367	296
Anixter International *	1,600	75
Ansys *	5,900	256
Applied Micro Circuits *	41,000	306
Archipelago Learning *	9,547	198
Ariba *	48,750	610
Arris Group *	86,920	993
Art Technology Group *	161,192	727
AsiaInfo Holdings *	20,671	630
Atheros Communications *	13,993	479
Atmel *	63,070	291
Benchmark Electronics *	49,258	932
Blackboard *	3,650	166
Blue Coat Systems *	4,200	120
Brightpoint *	59,500	437
Brocade Communications Systems *	32,100	245
CDC Software ADR *	38,400	371
Checkpoint Systems *	15,200	232
Ciber *	88,600	306
Cirrus Logic *	45,500	310
Cognex	14,400	255
Cogo Group *	16,900	124
CommScope *	13,780	366
CommVault Systems *	20,511	486
Comtech Telecommunications *	10,090	354
Comverse Technology *	47,700	451
CSG Systems International *	18,800	359
CTS	20,500	197
Cypress Semiconductor *	7,700	81
Daktronics	9,400	87
DealerTrack Holdings *	900	17
Digi International *	31,100	284
Digital River *	20,665	558
Diodes *	25,100	513
Dolby Laboratories, Cl A *	5,200	248
Double-Take Software *	13,400	134
DSP Group *	33,600	189
DTS *	7,579	259
Earthlink	13,700	114
EFJ *	21,100	23
Electro Rent	4,500	52
Electronic Arts *	7,400	131
Electronics for Imaging *	8,600	112
Emulex *	37,200	405
Entegris *	87,800	464
Euronet Worldwide *	7,386	162
Fairchild Semiconductor International *	82,600	825
Flir Systems *	13,400	439
Formfactor *	17,625	383
Forrester Research *	3,696	96

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Gartner *	4,100	$74
Hackett Group *	7,500	21
Harris Stratex Networks, Cl A *	48,200	333
Heartland Payment Systems	54,700	718
Hittite Microwave *	12,300	501
Hutchinson Technology *	5,800	60
i2 Technologies *	10,140	194
IAC *	11,300	231
Imation	89,298	779
Informatica *	8,700	225
Integral Systems *	38,978	338
Integrated Device Technology *	84,020	544
InterDigital *	3,900	103
Intermec *	17,810	229
IXYS	8,400	62
j2 Global Communications *	16,000	325
Jabil Circuit	25,060	435
Jack Henry & Associates	5,700	132
JDA Software Group *	33,111	843
Knot *	42,300	426
Lam Research *	8,100	318
Lawson Software *	6,100	41
Lexmark International, Cl A *	5,100	132
Linear Technology	8,800	269
LivePerson *	6,700	47
Loral Space & Communications *	3,100	98
Manhattan Associates *	9,700	233
Mantech International, Cl A *	18,900	912
Marvell Technology Group *	11,400	237
MAXIMUS	15,100	755
Mentor Graphics *	64,610	570
MercadoLibre *	10,875	564
Methode Electronics	42,600	370
Micrel	12,500	102
Microsemi *	5,600	99
MicroStrategy, Cl A *	4,594	432
MKS Instruments *	20,900	364
ModusLink Global Solutions *	9,100	86
MoneyGram International *	28,100	81
Monolithic Power Systems *	4,000	96
Move *	52,000	86
MTS Systems	6,500	187
NCR *	4,600	51
Ness Technologies *	9,200	45
Net 1 UEPS Technologies *	4,444	86
Netezza *	16,800	163
Netgear *	39,344	853
Netlogic Microsystems *	12,969	600
NetSuite *	17,233	275
Novatel Wireless *	52,200	416
Novell *	119,700	497
Omnivision Technologies *	18,300	266
Openwave Systems *	25,000	57
OSI Systems *	23,800	649
Palm *	16,300	164
Parametric Technology *	53,200	869
Park Electrochemical	22,325	617
Parkervision *	81,200	149
Photronics *	68,260	304
Plantronics	2,500	65
Plexus *	16,500	470
Progress Software *	15,417	450

Description	Shares	Market Value ($ Thousands)
QLogic *	2,000	$38
Quality Systems	2,100	132
Quantum *	71,072	208
Quest Software *	48,238	888
Radware *	7,400	112
RealNetworks *	15,500	57
RF Micro Devices *	69,874	333
RightNow Technologies *	17,120	297
Riverbed Technology *	23,186	533
Rogers *	4,100	124
Rosetta Stone *	13,850	249
Sapient *	76,955	636
Scansource *	10,900	291
Seachange International *	52,800	347
Semtech *	34,700	590
Sigma Designs *	7,000	75
Skyworks Solutions *	17,019	241
SRA International, Cl A *	23,300	445
Standard Microsystems *	9,100	189
STEC *	51,035	834
SuccessFactors *	10,750	178
Sybase *	4,600	200
Synaptics *	8,855	271
Synchronoss Technologies *	6,300	100
SYNNEX *	3,200	98
Syntel	2,550	97
Take-Two Interactive Software *	12,000	121
Taleo, Cl A *	7,750	182
Tech Data *	2,800	131
Techwell *	10,700	141
Tekelec *	10,600	162
TeleTech Holdings *	13,253	265
Teradyne *	61,100	656
Tessera Technologies *	15,926	371
THQ *	19,100	96
TIBCO Software *	73,100	704
Tivo *	13,204	134
Trimble Navigation *	12,900	325
TriQuint Semiconductor *	63,002	378
TTM Technologies *	33,300	384
Tyler Technologies *	400	8
Ultimate Software Group *	857	25
Ultratech *	6,167	92
Unisys *	19,650	758
United Online	30,700	221
Valueclick *	63,022	638
VanceInfo Technologies ADR *	10,875	209
Vasco Data Security International *	9,903	62
Veeco Instruments *	30,477	1,007
VeriFone Holdings *	7,250	119
Verigy *	28,875	372
VistaPrint *	5,706	323
Vocus *	8,200	148
Volterra Semiconductor *	19,700	377
Websense *	24,490	428
Wright Express *	16,500	526
Zebra Technologies, Cl A *	10,500	298
Zoran *	55,300	611

		55,785

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

Materials — 6.2%
AK Steel Holding	25,300	$540
Albemarle	13,100	476
Allied Nevada Gold *	30,900	466
AM Castle	11,300	155
AMCOL International	7,700	219
Aptargroup	9,000	322
Arch Chemicals	2,800	86
Carpenter Technology	19,800	533
Century Aluminum *	10,500	170
Commercial Metals	32,700	512
Cytec Industries	2,861	104
Domtar *	3,300	183
Ferro	9,800	81
Gammon Gold *	32,500	358
General Steel Holdings *	26,900	119
Glatfelter	2,200	27
Globe Specialty Metals *	3,800	36
H.B. Fuller	12,600	287
Headwaters *	29,100	190
Innophos Holdings	22,900	526
Intrepid Potash *	23,450	684
Jaguar Mining *	32,800	367
Koppers Holdings	18,652	568
Landec *	2,200	14
LSB Industries *	6,997	99
Myers Industries	43,200	393
New Gold *	109,800	400
NewMarket	14,372	1,649
Omnova Solutions *	45,400	278
PolyOne *	58,300	436
Quaker Chemical	16,300	336
Rockwood Holdings *	33,636	792
RTI International Metals *	9,700	244
Schnitzer Steel Industries, Cl A	4,700	224
Schulman A	8,200	166
Schweitzer-Mauduit International	1,200	84
Sensient Technologies	5,800	153
Silgan Holdings	5,100	295
Silvercorp Metals *	39,500	261
Solutia *	46,500	591
Spartech	34,700	356
Stepan	277	18
Temple-Inland	24,278	512
Universal Stainless & Alloy *	24,200	456
Wausau Paper	38,100	442
Worthington Industries	21,500	281
WR Grace *	42,828	1,086
Zep	2,155	37

		16,612

Telecommunication Services — 1.2%
Alaska Communications Systems Group	11,400	91
Cincinnati Bell *	126,000	435
Cogent Communications Group *	34,905	344
Consolidated Communications Holdings	9,300	163
Global Crossing *	10,500	150
Iowa Telecommunications Services	9,800	164
Leap Wireless International *	24,700	434

Description	Shares	Market Value ($ Thousands)
Neutral Tandem *	27,700	$630
PAETEC Holding *	60,100	249
Shenandoah Telecommunications	3,000	61
Syniverse Holdings *	24,900	435
USA Mobility	9,900	109

		3,265

Utilities — 2.7%
Allete	6,200	203
Black Hills	2,600	69
California Water Service Group	5,970	220
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	21,000	400
Cleco	18,900	516
El Paso Electric *	6,100	124
Empire District Electric	17,500	328
Great Plains Energy	5,700	110
Hawaiian Electric Industries	8,100	169
Idacorp	15,700	502
Laclede Group	2,313	78
MGE Energy	3,894	139
New Jersey Resources	10,000	374
NorthWestern	23,300	606
PNM Resources	42,100	533
Portland General Electric	36,300	741
RRI Energy *	18,800	108
UGI	9,500	230
UIL Holdings	3,499	98
Unisource Energy	24,600	792
Vectren	21,326	526
Westar Energy	21,400	465

		7,331

Total Common Stock (Cost $246,525) ($ Thousands)		261,105

PREFERRED STOCK — 0.3%
Grubb & Ellis Cumulative *	5,800	565
Callaway Golf
7.500%, 06/15/12 (D)(E)	1,500	185

Total Preferred Stock (Cost $764) ($ Thousands)		750

	Number of Warrants
WARRANTS — 0.0%
Oil Sands Quest
Expires 05/12/11 *	1,200	—

Total Warrants (Cost $—) ($Thousands)		—

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CONVERTIBLE BOND — 0.1%

Energy — 0.1%
Rentech CV to 249.2522
4.000%, 04/15/13 (E)	$204	$143

Total Convertible Bond (Cost $162) ($ Thousands)		143

CORPORATE OBLIGATION — 0.0%
Scorpio Mining PIPE
7.000%, 05/05/11 (B) (C)	52	46

Total Corporate Obligation (Cost $45) ($ Thousands)		46

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(F)	8,172,725	8,173

Total Cash Equivalent (Cost $8,173) ($ Thousands)		8,173

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.135%, 06/03/10 (G) (H)	$942	941

Total U.S. Treasury Obligation (Cost $941) ($ Thousands)		941

Total Investments — 100.4% (Cost $256,610) ($ Thousands) @		$271,158

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	78	Mar-2010	$148

			$148

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $270,038 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
(A)	Business development company.
(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2009 was $92 ($Thousands) and represented 0.04% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2009 was $92 ($ Thousands) and represented 0.04% of net Assets.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(E)	Convertible security.
(F)	Investment in Affiliated Security.
(G)	The rate reported is the rate in effect at the time of purchase.
(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Amounts designated as “-” are $0 or have been rounded to $0.

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $256,610 ($ Thousands), and the unrealized appreciation and depreciation were $21,796 ($ Thousands) and ($7,248) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2009

A summary of restricted securities held by the Fund as of December 31, 2009, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Scorpio Mining PIPE	52,300	10/05/09	10/05/09	45	46	0.02

Titanium Asset PIPE	15,400	10/05/09	10/05/09	61	46	0.02

				$106	$92	0.04%

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$261,059	$—	$46	$261,105
Preferred Stock	—	184	566	750
Convertible Bond	—	143	—	143
Corporate Obligation	—	—	46	46
Cash Equivalent	8,173	—	—	8,173
U.S. Treasury Obligation	—	941	—	941

Total Investments in Securities	$269,232	$1,268	$658	$271,158

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$148	$—	$—	$148

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Preferred Stock	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2009	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(14)	(15)	1
Net purchases/sales	580	61	45
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of December 31, 2009	$566	$46	$46

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—	$—

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Consumer Discretionary — 15.4%
99 Cents Only Stores *	2,500	$33
Advance Auto Parts (A)	24,800	1,004
Aeropostale * (A)	4,500	153
Asbury Automotive Group *	3,300	38
Autonation *	6,400	123
Autozone *	700	111
Bed Bath & Beyond *	3,200	124
Big Lots *	2,700	78
Bob Evans Farms	2,100	61
Brinker International	20,900	312
Cablevision Systems, Cl A	1,500	39
Career Education *	7,300	170
Cheesecake Factory *	1,100	24
Chico’s FAS *	25,900	364
Coach	17,900	654
Core-Mark Holding *	1,800	59
Darden Restaurants	1,600	56
DeVry	5,800	329
Discovery Communications, Cl C *	4,400	117
DISH Network, Cl A	15,300	318
Dollar Tree *	20,500	990
Expedia * (A)	26,600	684
Family Dollar Stores (A)	17,700	493
Federal Mogul, Cl A *	1,100	19
Fortune Brands	9,200	398
Gannett	18,900	280
Gap	1,100	23
Garmin (A)	15,400	473
Gentex	2,900	52
Genuine Parts	6,700	255
H&R Block	34,700	785
Hanesbrands *	36,600	882
Harley-Davidson (A)	2,000	50
Hasbro	12,000	385
International Speedway, Cl A	1,800	51
ITT Educational Services *	3,000	288
J.C. Penney	5,800	154
Jarden	7,800	241
Jones Apparel Group	700	11
Leggett & Platt	12,700	259
Liberty Media - Interactive, Cl A *	17,600	191
Limited Brands (A)	7,200	138
Lithia Motors, Cl A	1,100	9
Macy’s	47,600	798
Maidenform Brands *	5,000	84
Mattel	13,000	260
McGraw-Hill	14,100	472
Mohawk Industries *	1,100	52
Newell Rubbermaid (A)	64,400	967
NVR *	200	142
Oxford Industries	1,500	31
PetMed Express (A)	800	14
PetSmart	14,600	390
Phillips-Van Heusen	4,500	183
priceline.com *	1,200	262
Regis	1,000	15
Ross Stores	24,100	1,029
Sally Beauty Holdings *	1,800	14
Sherwin-Williams	300	18
Signet Jewelers *	21,700	580

Description	Shares	Market Value ($ Thousands)
Smith & Wesson Holding *	2,600	$10
Sonic Automotive, Cl A	7,700	80
Stanley Works (A)	5,400	278
Strayer Education (A)	1,300	276
Tempur-Pedic International *	4,600	109
Texas Roadhouse, Cl A *	10,300	115
Thor Industries	5,800	182
TJX	43,300	1,583
TRW Automotive Holdings *	15,200	363
Universal Technical Institute *	4,000	81
Urban Outfitters *	7,300	255
VF	2,400	176
Washington Post, Cl B	300	132
Weight Watchers International (A)	6,200	181
Whirlpool	2,100	169
Wyndham Worldwide	40,300	813

		21,392

Consumer Staples — 6.9%
Avon Products	10,300	324
Bunge (A)	8,700	555
Campbell Soup	9,000	304
Chiquita Brands International * (A)	2,800	51
Church & Dwight (A)	3,400	205
Clorox	4,700	287
Coca-Cola Enterprises (A)	61,100	1,295
ConAgra Foods	11,500	265
Constellation Brands, Cl A *	48,900	779
Dean Foods *	29,000	523
Del Monte Foods	82,200	932
Dr Pepper Snapple Group	21,400	606
Herbalife	11,700	475
HJ Heinz	2,400	103
Hormel Foods	4,300	165
Lorillard	3,000	241
Molson Coors Brewing, Cl B	7,500	339
NBTY *	200	9
Ralcorp Holdings *	3,600	215
Reynolds American	2,500	132
Sanderson Farms	2,300	97
Sara Lee	63,600	775
SUPERVALU	26,400	335
Tyson Foods, Cl A	35,300	433
Whole Foods Market * (A)	6,000	165

		9,610

Energy — 4.8%
Cal Dive International *	11,100	84
Cameron International *	400	17
Cimarex Energy (A)	6,800	360
Dresser-Rand Group *	10,500	332
El Paso	121,600	1,195
Ensco International ADR	7,700	308
FMC Technologies * (A)	8,900	515
Forest Oil * (A)	9,200	205
Harvest Natural Resources *	6,700	35
Helix Energy Solutions Group *	37,200	437
Massey Energy (A)	1,800	76
Murphy Oil	18,000	976
Newfield Exploration *	4,500	217
Noble Energy	300	21
Oceaneering International *	1,500	88

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Oil States International *	13,700	$538
Plains Exploration & Production *	2,100	58
Range Resources	1,300	65
Spectra Energy	25,100	515
Sunoco	3,000	78
Unit *	12,200	518
Vaalco Energy	2,200	10
Western Refining * (A)	2,800	13

		6,661

Financials — 15.4%
Affiliated Managers Group *	1,000	67
Allied World Assurance Holdings	15,700	723
American Equity Investment Life Holding	8,200	61
American Financial Group	31,700	791
AmeriCredit * (A)	26,800	510
Ameriprise Financial	10,800	419
Annaly Capital Management †	70,700	1,227
Anworth Mortgage Asset †	10,200	71
AON	500	19
Arch Capital Group *	1,700	122
Assurant	11,700	345
Axis Capital Holdings	18,600	528
Bank of Hawaii	1,600	75
BlackRock	300	70
Brandywine Realty Trust †	35,300	402
CapLease † (A)	3,700	16
CBL & Associates Properties † (A)	11,100	107
Chimera Investment †	83,500	324
Cincinnati Financial	4,600	121
CNA Financial * (A)	2,900	70
Colonial Properties Trust †	6,700	79
Comerica	3,700	109
Dime Community Bancshares	5,100	60
Discover Financial Services	13,700	202
Douglas Emmett †	2,200	31
Eaton Vance (A)	1,100	33
Endurance Specialty Holdings (A)	14,400	536
Equity Residential †	600	20
Everest Re Group	2,500	214
Federated Investors, Cl B (A)	1,900	52
Fifth Third Bancorp	3,200	31
First Defiance Financial	700	8
First Horizon National * (A)	46,617	625
Flagstone Reinsurance Holdings	5,100	56
FNB (Pennsylvania) (A)	11,800	80
Forest City Enterprises, Cl A * (A)	23,100	272
Fulton Financial	8,100	71
Hallmark Financial Services *	4,100	33
Hartford Financial Services Group	10,600	247
HCC Insurance Holdings	5,800	162
Hospitality Properties Trust †	36,800	873
Host Hotels & Resorts †	12,764	149
HRPT Properties Trust †	87,700	567
Hudson City Bancorp	600	8
Interactive Brokers Group, Cl A *	9,100	161
IntercontinentalExchange *	800	90
Invesco	17,500	411
Invesco Mortgage Capital †	3,000	68
Investment Technology Group * (A)	21,700	427

Description	Shares	Market Value ($ Thousands)
Kimco Realty †	5,000	$68
Legg Mason	3,100	94
Leucadia National *	6,500	155
Lincoln National	15,200	378
M&T Bank (A)	7,600	508
Macerich † (A)	4,700	169
Mack-Cali Realty †	8,300	287
Marsh & McLennan	600	13
Marshall & Ilsley	8,400	46
MBIA * (A)	4,400	18
MFA Financial †	44,400	326
Moody’s (A)	17,900	480
NASDAQ OMX Group *	2,900	57
New York Community Bancorp (A)	7,500	109
NYSE Euronext	19,800	501
OceanFirst Financial	2,900	33
OneBeacon Insurance Group, Cl A	2,200	30
Oriental Financial Group	1,900	21
PartnerRe	5,200	388
Principal Financial Group	35,100	844
Prologis † (A)	11,100	152
Protective Life	7,600	126
Provident Financial Services	6,600	70
Public Storage †	1,900	155
Ramco-Gershenson Properties †	3,000	29
Regions Financial (A)	34,400	182
Reinsurance Group of America, Cl A	1,100	52
RenaissanceRe Holdings	7,600	404
SL Green Realty † (A)	14,200	713
SLM *	1,800	20
Southside Bancshares	1,300	26
SunTrust Banks	600	12
T. Rowe Price Group (A)	9,100	485
TFS Financial	12,700	154
Torchmark	500	22
Transatlantic Holdings	14,300	745
UDR †	6,300	104
Unum Group	25,400	496
Vornado Realty Trust † (A)	928	65
Waddell & Reed Financial, Cl A	18,300	559
Webster Financial (A)	7,600	90
White Mountains Insurance Group	400	133
WR Berkley (A)	1,200	30
XL Capital, Cl A	16,000	293

		21,385

Health Care — 9.0%
Abraxis Bioscience * (A)	2,400	97
American Dental Partners *	700	9
American Medical Systems Holdings *	5,600	108
AmerisourceBergen	10,200	266
Beckman Coulter	9,000	589
Biogen Idec *	1,600	86
Bruker BioSciences *	4,000	48
C.R. Bard	4,300	335
CareFusion *	6,900	173
Cigna	700	25
Community Health Systems *	22,100	787

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
Cooper (A)	4,200	$160
Coventry Health Care *	18,800	456
Endo Pharmaceuticals Holdings *	27,400	562
Forest Laboratories *	7,900	254
Hill-Rom Holdings	23,800	571
Hologic *	9,900	143
Hospira * (A)	17,000	867
Humana *	4,200	184
Idexx Laboratories * (A)	1,800	96
Intuitive Surgical * (A)	2,200	667
Invacare	2,800	70
Kinetic Concepts * (A)	24,700	930
Laboratory Corp of America Holdings * (A)	3,900	292
Life Technologies *	4,100	214
Lincare Holdings * (A)	11,900	442
Medidata Solutions *	1,800	28
Meridian Bioscience	3,600	78
Mettler Toledo International * (A)	3,800	399
Millipore *	8,300	601
Par Pharmaceutical *	3,400	92
Perrigo (A)	3,500	139
Quest Diagnostics	7,500	453
Quidel *	3,200	44
Techne	2,300	158
Universal Health Services, Cl B	27,000	823
Valeant Pharmaceuticals International * (A)	12,600	401
Vertex Pharmaceuticals *	4,400	189
Waters *	5,300	328
Watson Pharmaceuticals * (A)	9,000	356

		12,520

Industrials — 11.5%
Alliant Techsystems * (A)	5,200	459
American Science & Engineering	300	23
Avery Dennison	20,400	744
Brink’s	11,700	285
C.H. Robinson Worldwide (A)	9,600	564
Carlisle	12,100	414
Cintas	1,000	26
Con-way	13,500	471
Crane	1,600	49
Dover	9,100	379
DynCorp International, Cl A *	2,200	31
Eaton	3,100	197
Equifax	11,800	364
Federal Signal	2,200	13
Flowserve	1,600	151
Fluor	7,300	329
Hertz Global Holdings * (A)	48,200	575
Hubbell, Cl B	16,700	790
ITT	15,900	791
Joy Global (A)	5,100	263
KBR	33,100	629
L-3 Communications Holdings	13,100	1,139
Masco	21,500	297
McDermott International *	19,900	478
Navistar International *	3,100	120
Northrop Grumman	4,400	246
Oshkosh Truck	29,200	1,081
Owens Corning * (A)	10,300	264
Pall	7,800	282

Description	Shares	Market Value ($ Thousands)
Raytheon	4,600	$237
Robert Half International	2,200	59
RR Donnelley & Sons	11,100	247
Ryder System	14,500	597
Schawk, Cl A (A)	1,100	15
Shaw Group *	3,800	109
Southwest Airlines	49,400	565
SPX	9,800	536
Stericycle * (A)	3,600	199
Tennant (A)	2,000	53
Thomas & Betts *	4,700	168
Timken	21,800	517
Toro	5,300	222
URS *	12,600	561
WW Grainger	4,400	426

		15,965

Information Technology — 17.7%
Acme Packet *	4,100	45
Agilent Technologies *	3,000	93
Altera (A)	9,800	222
Amdocs *	27,200	776
Analog Devices	2,800	88
Arrow Electronics *	29,100	862
Avnet *	35,100	1,059
BMC Software *	7,600	305
Brightpoint *	2,000	15
Broadcom, Cl A *	1,600	50
Broadridge Financial Solutions	18,800	424
CA	41,200	925
Cirrus Logic *	2,200	15
CommScope *	4,000	106
Computer Sciences *	17,700	1,018
Compuware *	68,900	498
Convergys *	47,200	507
Cree *	800	45
DealerTrack Holdings *	1,700	32
DST Systems * (A)	18,300	797
EchoStar, Cl A *	4,900	99
F5 Networks *	3,400	180
Factset Research Systems	1,700	112
Fairchild Semiconductor International *	20,700	207
Fidelity National Information Services	43,220	1,013
Fiserv *	10,700	519
Harris	20,600	980
Hewitt Associates, Cl A *	9,500	402
IAC *	20,200	413
infoGROUP	2,800	23
Ingram Micro, Cl A *	8,400	146
Integrated Device Technology *	73,000	472
Interactive Intelligence *	2,200	40
Intuit *	16,400	504
Iron Mountain * (A)	2,700	61
j2 Global Communications *	2,800	57
Jabil Circuit	71,600	1,244
Keynote Systems	900	10
Lender Processing Services	16,500	671
Linear Technology (A)	12,200	373
LSI Logic *	24,900	150
Marvell Technology Group *	73,000	1,515
McAfee *	10,400	422

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
National Instruments	2,400	$71
National Semiconductor (A)	19,800	304
Novatel Wireless * (A)	6,900	55
Novell *	34,900	145
Nvidia *	17,500	327
Pegasystems	2,800	95
PMC - Sierra * (A)	13,900	120
Red Hat *	6,700	207
Riverbed Technology *	2,800	64
Rovi * (A)	3,800	121
SAIC *	7,700	146
Seagate Technology	50,900	926
Silicon Laboratories * (A)	5,500	266
Symantec *	10,400	186
Synopsys *	6,900	154
Syntel	1,200	46
Tech Data *	15,400	718
Travelzoo *	1,300	16
Vishay Intertechnology *	70,800	591
Western Digital *	39,100	1,726
Western Union	4,100	77
Xerox (A)	73,600	623
Xilinx (A)	7,200	180
Zoran *	1,000	11

		24,670

Materials — 7.0%
Ashland	15,900	630
Ball	2,800	145
Celanese, Ser A	37,100	1,191
CF Industries Holdings (A)	1,200	109
Crown Holdings *	29,100	744
Eastman Chemical	2,000	120
Ecolab	10,400	464
International Paper	33,400	894
Lubrizol	14,100	1,029
Nalco Holding	11,400	291
NewMarket	1,000	115
Owens-Illinois *	23,900	786
Pactiv *	31,000	748
Reliance Steel & Aluminum	9,000	389
Scotts Miracle-Gro, Cl A	9,000	354
Solutia *	3,400	43
Sonoco Products	22,500	658
Spartech	5,300	54
Steel Dynamics	16,700	296
Valspar (A)	5,800	157
Walter Energy (A)	6,700	505

		9,722

Telecommunication Services — 1.6%
Atlantic Telegraph-Network	1,100	61
CenturyTel	14,700	532
Frontier Communications (A)	19,200	150
NII Holdings *	27,400	920
Qwest Communications International (A)	21,700	91
Telephone & Data Systems	2,100	71
Windstream (A)	31,400	345

		2,170

Utilities — 8.3%
AES *	78,100	1,039

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AGL Resources	3,100	$113
Allegheny Energy	8,800	207
Alliant Energy	400	12
Ameren	14,800	414
American Water Works	12,900	289
Aqua America (A)	11,200	196
Atmos Energy (A)	9,200	270
Centerpoint Energy	7,600	110
CMS Energy (A)	4,800	75
Consolidated Edison (A)	4,600	209
Constellation Energy Group	30,900	1,087
DPL	3,700	102
DTE Energy (A)	20,800	907
Edison International	14,600	508
Energen	8,900	417
Hawaiian Electric Industries (A)	14,500	303
Integrys Energy Group	800	34
MDU Resources Group	26,100	616
Mirant *	17,700	270
NRG Energy *	10,500	248
NSTAR (A)	16,300	600
NV Energy	14,400	178
Oneok	16,500	735
Pepco Holdings	3,900	66
Pinnacle West Capital	9,100	333
Progress Energy	2,500	102
RRI Energy *	7,800	45
Sempra Energy	8,500	476
Southern Union	34,300	779
UGI	31,200	755
Xcel Energy	5,300	112

		11,607

Total Common Stock (Cost $114,784) ($ Thousands)		135,702

AFFILIATED PARTNERSHIP — 14.5%
SEI Liquidity Fund, L.P.,
0.300% **†† (B)	20,493,385	20,108

Total Affiliated Partnership (Cost $20,493) ($ Thousands)		20,108

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**††	3,163,600	3,164

Total Cash Equivalent (Cost $3,164) ($ Thousands)		3,164

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.000%, 01/07/10 (C) (D)	$100	100
0.134%, 06/03/10 (C) (D)	311	311

Total U.S. Treasury Obligations (Cost $411) ($ Thousands)		411

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Investments — 114.7% (Cost $138,852) ($ Thousands) @		$159,385

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	44	Mar-2010	$64

			$64

For the period ended December 31, 2009, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $138,981 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $19,702 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $20,108 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $138,852($ Thousands), and the unrealized appreciation and depreciation were $23,528 ($ Thousands) and ($2,995) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$135,702	$—	$—	$135,702
Affiliated Partnership	—	20,108	—	20,108
Cash Equivalent	3,164	—	—	3,164
U.S. Treasury Obligations	—	411	—	411

Total Investments in Securities	$138,866	$20,519	$—	$159,385

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$64	$—	$—	$64

*	Futures contracts are valued at the unrealized appreciation on the instrument.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 7.0%
Aaron Rents	49,300	$1,367
Amazon.com *	7,934	1,067
Buckle	27,000	791
Burger King Holdings	85,200	1,603
Career Education *	54,500	1,270
Carter’s *	54,300	1,426
Choice Hotels International	48,100	1,523
DIRECTV, Cl A *	51,900	1,731
Discovery Communications, Cl A *	52,700	1,616
DreamWorks Animation SKG, Cl A *	43,500	1,738
GameStop, Cl A *	21,400	469
Genuine Parts	14,900	566
Gildan Activewear *	28,600	697
ITT Educational Services *	13,800	1,324
Jarden	31,000	958
John Wiley & Sons, Cl A	13,300	557
priceline.com *	8,522	1,862
Shaw Communications, Cl B	96,300	1,981
Strayer Education	10,371	2,204
Tractor Supply *	30,600	1,621

		26,371

Consumer Staples — 13.3%
Brown-Forman, Cl B	66,913	3,584
Campbell Soup	73,907	2,498
Church & Dwight	27,100	1,638
Coca-Cola	13,490	769
Dean Foods *	44,800	808
Del Monte Foods	72,400	821
Flowers Foods	40,400	960
General Mills	27,400	1,940
Hansen Natural *	19,400	745
Hershey	40,100	1,435
Hormel Foods	161,537	6,211
Kellogg	32,800	1,745
Kimberly-Clark	28,100	1,791
Lorillard	58,004	4,654
McCormick	39,375	1,423
Molson Coors Brewing, Cl B	13,085	591
PepsiCo	5,642	343
Philip Morris International	92,190	4,442
Reynolds American	86,913	4,604
Ruddick	45,000	1,158
Safeway	8,383	178
Sara Lee	69,713	849
SUPERVALU	26,600	338
SYSCO	163,628	4,572
Tyson Foods, Cl A	178,879	2,195

		50,292

Energy — 4.3%
Chevron	26,900	2,071
CNX Gas *	46,500	1,373
Dresser-Rand Group *	45,300	1,432
Enbridge	43,000	1,987
Exxon Mobil	32,925	2,245
FMC Technologies *	16,400	949
Murphy Oil	20,776	1,126
PetroHawk Energy *	28,100	674
Range Resources	23,100	1,151

Description	Shares	Market Value ($ Thousands)
SEACOR Holdings *	17,300	$1,319
Teekay Shipping	22,300	518
TransCanada	44,300	1,523

		16,368

Financials — 13.6%
Alexandria Real Estate Equities †	22,900	1,472
Arthur J. Gallagher	18,198	410
Associated Banc-Corp	100,500	1,106
Bancorpsouth	59,100	1,386
Bank of Hawaii	72,692	3,421
BOK Financial	25,729	1,223
Capitol Federal Financial	59,437	1,870
Commerce Bancshares	144,018	5,576
Corporate Office Properties Trust †	39,700	1,454
Cullen/Frost Bankers	66,031	3,302
Endurance Specialty Holdings	38,400	1,430
Erie Indemnity, Cl A	42,500	1,658
Essex Property Trust †	19,100	1,598
Federated Investors, Cl B	58,600	1,611
First Citizens BancShares, Cl A	2,420	397
First Niagara Financial Group	53,466	744
Health Care †	36,700	1,627
Hudson City Bancorp	114,000	1,565
MFA Financial †	113,400	834
National Retail Properties †	46,100	978
Nationwide Health Properties †	17,800	626
People’s United Financial	252,536	4,217
ProAssurance *	20,500	1,101
Prosperity Bancshares	35,600	1,441
Realty Income †	57,200	1,482
RenaissanceRe Holdings	30,400	1,616
TFS Financial	277,769	3,372
UMB Financial	31,300	1,232
Valley National Bancorp	84,800	1,198
Washington Real Estate Investment Trust †	51,700	1,424
Wesco Financial	630	216

		51,587

Health Care — 21.9%
Abbott Laboratories	107,003	5,777
Allscripts Healthcare Solutions *	8,178	165
AmerisourceBergen	255,852	6,670
Amgen *	75,283	4,259
Baxter International	55,195	3,239
Becton Dickinson	57,460	4,531
Biogen Idec *	88,383	4,729
C.R. Bard	43,014	3,351
Cardinal Health	72,332	2,332
CareFusion *	2,940	74
Celgene *	13,000	724
Edwards Lifesciences *	30,575	2,655
Eli Lilly	40,374	1,442
Endo Pharmaceuticals Holdings *	67,500	1,384
Forest Laboratories *	123,040	3,951
Genzyme *	95,329	4,672
Gilead Sciences *	94,370	4,084
Haemonetics *	23,600	1,302
Henry Schein *	23,226	1,222
Johnson & Johnson	69,099	4,451
Kinetic Concepts *	42,900	1,615

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)
LifePoint Hospitals *	19,200	$624
McKesson	102,219	6,389
Millipore *	15,052	1,089
Owens & Minor	29,500	1,266
Patterson *	57,200	1,600
Perrigo	43,000	1,713
STERIS	42,800	1,197
Techne	73,109	5,012
United Therapeutics *	30,200	1,590

		83,109

Industrials — 4.2%
Alliant Techsystems *	16,400	1,448
C.H. Robinson Worldwide	29,300	1,721
Copa Holdings, Cl A	26,830	1,461
FTI Consulting *	16,100	759
Gardner Denver	36,200	1,540
KBR	69,200	1,315
Landstar System	37,900	1,469
Lennox International	41,900	1,636
Nordson	9,600	588
Rollins	85,100	1,641
TransDigm Group	31,800	1,510
Valmont Industries	9,700	761

		15,849

Information Technology — 14.0%
Adtran	52,100	1,175
Analog Devices	138,940	4,388
AVX	47,700	604
Broadcom, Cl A *	12,665	398
Cree *	4,365	246
Diebold	23,500	669
eBay *	1,858	44
Flir Systems *	18,600	609
Global Payments	13,900	748
Google, Cl A *	7,796	4,833
Harris	33,700	1,602
Hewitt Associates, Cl A *	41,900	1,771
IAC *	150,967	3,092
Ingram Micro, Cl A *	94,404	1,647
Intel	223,543	4,560
International Business Machines	35,891	4,698
Mantech International, Cl A *	26,200	1,265
Microchip Technology	33,175	964
NeuStar, Cl A *	40,700	938
SAIC *	2,550	48
Silicon Laboratories *	6,529	316
Sybase *	36,800	1,597
Synopsys *	31,259	697
Tech Data *	94,708	4,419
Texas Instruments	169,858	4,427
Visa, Cl A	44,823	3,920
Xilinx	63,967	1,603
Zebra Technologies, Cl A *	64,954	1,842

		53,120

Materials — 3.7%
Aptargroup	47,400	1,694
Compass Minerals International	24,400	1,640
Greif, Cl A	22,600	1,220
Newmont Mining	86,268	4,081
Reliance Steel & Aluminum	15,500	670

Description	Shares	Market Value ($ Thousands)
Royal Gold	34,268	$1,614
Sensient Technologies	53,000	1,394
Silgan Holdings	26,300	1,522

		13,835

Telecommunication Services — 2.7%
AT&T	79,900	2,239
BCE	54,000	1,491
MetroPCS Communications *	238,800	1,822
Rogers Communications, Cl B	59,300	1,839
SBA Communications, Cl A *	21,400	731
Verizon Communications	60,330	1,999

		10,121

Utilities — 13.1%
AGL Resources	82,355	3,004
Alliant Energy	62,413	1,889
Aqua America	67,920	1,189
Atmos Energy	125,435	3,688
Consolidated Edison	39,300	1,785
DPL	40,200	1,110
DTE Energy	42,200	1,840
Edison International	46,700	1,624
Energen	35,900	1,680
Hawaiian Electric Industries	29,031	607
Idacorp	42,700	1,364
Nicor	96,596	4,067
NSTAR	79,064	2,910
OGE Energy	45,900	1,693
Pepco Holdings	60,200	1,014
PG&E	15,500	692
Piedmont Natural Gas	65,800	1,760
PPL	49,011	1,584
SCANA	22,191	836
Sempra Energy	41,419	2,319
TECO Energy	105,800	1,716
UGI	86,870	2,101
Vectren	105,405	2,601
WGL Holdings	48,900	1,640
Wisconsin Energy	94,324	4,700
Xcel Energy	5,621	119

		49,532

Total Common Stock (Cost $321,093) ($ Thousands)		370,184

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(A)	7,030,710	7,031

Total Cash Equivalent (Cost $7,031) ($ Thousands)		7,031

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.131%, 06/03/10 (B) (C)	$488	$487

Total U.S. Treasury Obligation (Cost $488) ($ Thousands)		487

Total Investments — 99.8% (Cost $328,611) ($ Thousands) @		$377,702

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500
Index E-MINI	24	Mar-2010	$12

			$12

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $378,630 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
(A)	Investment in Affiliated Security.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

@ At December 31, 2009, the tax basis cost of the Fund’s investments was $328,611 ($ Thousands), and the unrealized appreciation and depreciation were $55,398 ($ Thousands) and ($6,307) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$370,184	$—	$—	$370,184
Cash Equivalent	7,031	—	—	7,031
U.S. Treasury Obligation	—	487	—	487

Total Investments in Securities	$377,215	$487	$—	$377,702

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$12	$—	$—	$12

*	Futures are valued at unrealized appreciation on investment.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Australia — 2.9%
Amcor	75,878	$423
Cape Lambert Resources *	206,463	98
Coal & Allied Industries	1,157	83
Decmil Group *	28,625	34
Forge Group	3,476	8
Foster’s Group	184,522	909
GrainCorp	3,220	18
Iluka Resources	215,362	689
McPherson’s	16,139	49
Origin Energy	86,754	1,307
RHG *	89,178	43
Santos	21,802	275
Silver Lake Resources *	34,271	33
Specialty Fashion Group	19,378	23
TABCORP Holdings	77,000	478
Tatts Group	565,765	1,236
Telstra	27,437	85
Wesfarmers	37,886	1,059

		6,850

Belgium — 1.8%
Cofinimmo †	2,408	341
Colruyt	9,518	2,298
Intervest Offices †	868	27
Mobistar	24,263	1,665

		4,331

Canada — 11.8%
Aastra Technologies	1,100	36
Alimentation Couche Tard, Cl B	156,800	3,114
Aurizon Mines *	46,400	209
Bank of Nova Scotia	14,300	671
BCE	45,300	1,251
Canadian Imperial Bank of Commerce (A)	3,500	228
Canadian National Railway	21,100	1,154
Canadian Utilities	8,900	371
CGI Group, Cl A *	101,500	1,379
Cott *	23,500	194
Empire, Cl A	33,000	1,501
Enbridge	50,300	2,333
Fairfax Financial Holdings	3,300	1,291
Fortis	61,100	1,671
Garda World Security, Cl A *	9,000	88
George Weston	20,900	1,334
Goldcorp	22,600	891
IAMGOLD	39,100	616
Jean Coutu Group PJC, Cl A	16,897	157
Laurentian Bank of Canada	29,500	1,203
Loblaw	3,100	100
MacDonald Dettwiler &
Associates *	2,800	114
Manitoba Telecom Services	20,400	652
Metro, Cl A	35,100	1,313
North West Fund	7,600	138
Open Text *	5,000	204
Provident Energy Trust	27,100	183
RONA *	14,400	212
Saputo	66,000	1,936
Shoppers Drug Mart	25,200	1,092

Description	Shares	Market Value ($ Thousands)
TELUS	54,600	$1,776
TMX Group	12,000	379
Toronto-Dominion Bank	8,900	560

		28,351

Cayman Islands — 0.0%
Hutchison Telecommunications
International *	51,000	11
Pacific Textile Holdings	93,000	62

		73

Denmark — 1.9%
Coloplast, Cl B	14,450	1,308
Novo Nordisk, Cl B	51,407	3,285

		4,593

Finland — 0.7%
Componenta	2,696	16
Orion, Cl B	58,366	1,260
Tietoenator	18,853	392

		1,668

France — 1.9%
Boiron	4,469	192
France Telecom	63,582	1,590
PagesJaunes Groupe	856	10
Sanofi-Aventis	16,432	1,293
Societe BIC	20,973	1,450

		4,535

Germany — 2.3%
Balda *	18,146	90
Beiersdorf	29,765	1,963
Deutsche Telekom	85,763	1,259
Fresenius Medical Care	17,084	907
Hannover Rueckversicherung	3,910	183
Hornbach Holding	313	31
Software	10,606	1,157

		5,590

Greece — 0.1%
Public Power	12,644	235

		235

Hong Kong — 2.6%
Cheung Kong Infrastructure Holdings	71,000	270
CLP Holdings	441,000	2,984
HongKong Electric Holdings	383,500	2,089
Link †	257,500	657
NAM TAI Electronics	16,900	88
New World Development	102,000	208

		6,296

Ireland — 0.7%
Accenture, Cl A	28,005	1,162
Kerry Group, Cl A	2,259	67
Warner Chilcott, Cl A *	19,015	541

		1,770

Italy — 1.5%
Ansaldo STS	24,922	475
CSP International Fashion Group	9,261	10
DiaSorin	13,874	494
Snam Rete Gas	515,327	2,561

		3,540

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

Japan — 22.9%
77 Bank	30,000	$160
ABC-Mart	23,000	638
Able	3,000	24
Adores	12,000	22
Ain Pharmaciez	1,200	29
Ajis	1,300	22
Amiyaki Tei	13	26
Asahi Breweries	90,300	1,664
Astellas Pharma	35,100	1,310
Bank of Kyoto	32,000	259
Benesse	43,000	1,799
BML	4,800	131
Canon Marketing Japan	56,600	834
Chubu Electric Power	90,900	2,170
Chugoku Bank	12,000	149
Combi	9,500	65
Dainippon Sumitomo Pharma	115,300	1,211
Daito Trust Construction	5,100	242
Ehime Bank	9,000	26
Faith	242	27
FamilyMart	41,300	1,220
Fast Retailing	1,600	301
Fuji	7,100	134
Fuji Oil	33,600	493
FUJI SOFT	8,400	134
Fukuyama Transporting	93,000	428
Hachijuni Bank	40,000	233
Haruyama Trading	2,000	8
Hazama	14,000	13
Hibiya Engineering	2,500	22
Hokkaido Electric Power	9,700	176
Hokuriku Electric Power	61,400	1,341
Ito En	37,300	562
Iyo Bank	55,000	448
Kagawa Bank	10,000	34
Kamigumi	105,000	766
Kansai Electric Power	100,500	2,269
Kansai Paint	29,000	243
KDDI	85	450
Keihin Electric Express Railway	159,000	1,171
Kintetsu	244,000	809
Kokuyo	25,000	200
Komatsu Seiren	5,000	20
Kyushu Electric Power	78,100	1,609
Lawson	51,500	2,275
Lion	211,000	1,030
Mabuchi Motor	3,500	174
Marudai Food	27,000	81
Maruzen Showa Unyu	7,000	23
McDonald’s Holdings Japan	7,300	140
Miraca Holdings	24,500	675
Mitsui Engineering & Shipbuilding	200,000	482
Miyazaki Bank	5,000	14
Morinaga Milk Industry	83,025	328
MOS Food Services	2,000	32
NEC Mobiling	1,700	42
NET One Systems	485	546
Nichirei	41,000	142
Nihon Shokuhin Kako	7,000	51

Description	Shares	Market Value ($ Thousands)
Nippon Meat Packers	12,000	$139
Nippon Telegraph & Telephone	28,100	1,110
Nippon Television Network	2,520	328
Nishi-Nippon City Bank	46,000	113
Nisshin Seifun Group	28,000	379
Nitori	15,550	1,158
Noevir	4,800	50
NTT DoCoMo	1,511	2,110
Odakyu Electric Railway	2,000	15
Ohsho Food Service	3,400	90
Oita Bank	69,082	248
Okumura	67,000	226
Ono Pharmaceutical	5,400	232
Oracle Japan	5,200	217
Oriental Yeast	3,000	15
Osaka Gas	71,000	239
Pilot	38	43
Prima Meat Packers	145,000	148
QP	31,000	330
Rinnai	6,300	304
Ryoshoku	3,000	79
Sankyo	28,600	1,433
Santen Pharmaceutical	15,100	485
Seven Bank	175	349
Shikoku Electric Power	37,300	964
Shimachu	7,200	142
Shinkin Central Bank	18	32
Shizuoka Gas	38,500	248
Sogo Medical	7,400	167
Studio Alice	10,500	91
Sumitomo	162,100	1,651
Suruga Bank	14,000	122
Taisho Pharmaceutical	6,000	103
Takeda Pharmaceutical	47,000	1,937
Tobu Railway	220,000	1,149
Toho	6,800	110
Toho Gas	208,000	1,106
Tohoku Electric Power	15,500	307
Tokyo Electric Power	60,000	1,507
Tokyo Style	10,000	74
TonenGeneral Sekiyu	33,000	276
Toyo Suisan Kaisha	10,000	231
Trancom	1,300	20
Tsumura	2,800	91
Unicharm	15,400	1,444
Wacoal Holdings	51,000	555
Yahoo! Japan	918	276
Yakult Honsha	10,200	309
Yamaguchi Financial Group	3,000	28
Yamato Holdings	107,200	1,493
Yamazaki Baking	57,000	678

		54,878

Luxembourg — 0.2%
ArcelorMittal	9,662	446

		446

Netherlands — 0.9%
Royal Dutch Shell, Cl A	39,110	1,180
Royal KPN	62,555	1,064

		2,244

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

New Zealand — 0.1%
Auckland International Airport	13,965	$21
Fisher & Paykel Healthcare	22,236	54
Restaurant Brands New Zealand	21,157	26

		101

Spain — 0.5%
Telefonica	43,681	1,224

		1,224

Sweden — 0.0%
Saab, Cl B	4,692	77

		77

Switzerland — 2.2%
Bell Holding	13	20
Berner Kantonalbank	181	40
Emmi	239	29
LifeWatch *	3,800	68
Luzerner Kantonalbank	44	12
Nestle	24,211	1,176
Novartis	24,938	1,363
Swisscom	3,175	1,213
Synthes	9,196	1,206

		5,127

United Kingdom — 4.8%
AstraZeneca	24,188	1,136
BAE Systems	228,575	1,323
BP	118,687	1,146
Fiberweb	4,598	5
GlaxoSmithKline	36,971	784
JD Sports Fashion	2,922	24
LSL Property Services	9,779	41
National Grid	113,561	1,239
Rank Group	56,915	76
Reckitt Benckiser Group	56,386	3,051
Reed Elsevier	71,591	588
Robert Wiseman Dairies	11,392	93
Smith & Nephew	74,286	764
TUI Travel	64,758	265
WM Morrison Supermarkets	187,424	836

		11,371

United States — 32.1%
Abbott Laboratories	46,900	2,532
Alaska Air Group *	14,300	494
Allied Healthcare International *	8,200	24
Amgen *	10,400	588
Annaly Capital Management †	209,300	3,631
Apollo Group, Cl A *	20,000	1,211
Archer-Daniels-Midland	38,100	1,193
AsiaInfo Holdings *	6,900	210
AT&T	42,000	1,177
Automatic Data Processing	29,200	1,250
Balchem	2,400	80
Bristol-Myers Squibb	45,100	1,139
C.R. Bard	28,100	2,189
Campbell Soup	73,500	2,484
Capella Education *	2,600	196
Capital One Financial	5,200	199
Career Education *	41,400	965
Chevron	15,200	1,170
Church & Dwight	4,600	278

Description	Shares	Market Value ($ Thousands)
Clorox	36,800	$2,245
Coca-Cola	2,700	154
Colgate-Palmolive	13,700	1,125
Compass Minerals International	18,900	1,270
ConocoPhillips	22,900	1,169
Consolidated Edison	26,900	1,222
Corinthian Colleges *	24,700	340
Coventry Health Care *	24,000	583
DeVry	16,600	942
Dollar Tree *	24,000	1,159
Dun & Bradstreet	10,500	886
Dynamics Research *	6,300	67
ePlus *	1,500	25
Exxon Mobil	16,800	1,146
Family Dollar Stores	43,400	1,208
Forest Laboratories *	35,300	1,134
General Mills	43,600	3,088
Gilead Sciences *	24,900	1,078
Haverty Furniture	2,100	29
Hewitt Associates, Cl A *	27,800	1,175
Hormel Foods	47,600	1,830
HSN *	10,900	220
International Business Machines	9,500	1,244
International Shipholding	21,500	668
Invacare	5,600	140
ITT Educational Services *	4,600	441
John B. Sanfilippo & Son *	7,000	109
Johnson & Johnson	18,600	1,198
Kimberly-Clark	5,500	350
Kinder Morgan Management *	6,206	339
Kroger	7,400	152
Laboratory Corp of America Holdings *	3,100	232
Lincoln Educational Services *	17,200	373
Lorillard	9,300	746
Magellan Health Services *	34,700	1,413
Mantech International, Cl A *	12,200	589
MCG Capital *	6,600	29
McKesson	18,200	1,137
Medco Health Solutions *	20,500	1,310
Miller Industries *	4,100	47
NCI, Cl A *	7,400	205
Newmont Mining	1,000	47
NuStar Energy	5,900	331
Par Pharmaceutical *	21,300	576
Pfizer	63,500	1,155
PG&E	19,600	875
Plains All American Pipeline	500	26
Procter & Gamble	20,000	1,213
Providence Service *	8,800	139
Quest Diagnostics	14,800	894
Radio One, Cl D *	4,000	12
Raytheon	46,500	2,396
RehabCare Group *	1,800	55
Republic Airways Holdings *	46,595	345
Reynolds American	7,100	376
Ross Stores	21,600	923
Rural *	14,200	85
SAIC *	93,000	1,761
Seneca Foods, Cl A *	17,600	420
Silgan Holdings	11,000	637
Sunoco Logistics Partners	2,400	161

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
TFS Financial	18,200	$221
TJX	58,400	2,134
TreeHouse Foods *	7,100	276
Wal-Mart Stores	67,400	3,602
Watson Pharmaceuticals *	30,300	1,200
West Marine *	8,700	70
Western Digital *	57,600	2,543
World Fuel Services	26,800	718

		77,018

Total Common Stock (Cost $203,110) ($ Thousands)		220,318

PREFERRED STOCK — 0.1%

Germany — 0.1%
Henkel & KGaA	5,261	277

Total Preferred Stock (Cost $279) ($ Thousands)		277

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(B)	15,124,071	15,124

Total Cash Equivalent (Cost $15,124) ($ Thousands)		15,124

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.140%, 06/03/10 (C) (D)	$678	677
U.S. Cash Management Bills

0.000%, 06/10/10 (C) (D)	55	55
Total U.S. Treasury Obligations (Cost $733) ($ Thousands)		732

Total Investments — 98.6% (Cost $219,246) ($ Thousands) @		$236,451

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	36	Mar-2010	$36
FTSE 100 Index	18	Mar-2010	19
Hang Seng Index	1	Jan-2010	5
S&P Composite Index	22	Mar-2010	1
SPI 200 Index	4	Mar-2010	14

			$75

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/28/10	AUD	15,185	USD	13,432	$(188)
1/28/10	CAD	32,684	USD	31,329	145
1/28/10	EUR	25,019	USD	36,005	114
1/28/10	GBP	9,853	USD	15,767	(139)
1/28/10	JPY	5,266,407	USD	57,442	857
1/28/10	USD	152	AUD	169	—
1/28/10	USD	99	CAD	103	(1)
1/28/10	USD	25	EUR	18	—
1/28/10	USD	88	GBP	54	—

					$788

Percentages are based on Net Assets of $239,715 ($Thousands).

†	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Investment in Affiliated Security.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

Amounts designated as “-“ are $0 or have been rounded to $0.

@ At December 31, 2009, the tax basis cost of the Fund's investments was $219,246 ($ Thousands), and the unrealized appreciation and depreciation were $21,944 ($ Thousands) and ($4,739) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31 , 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$106,885	$113,433	$—	$220,318
Preferred Stock	277	—	—	277
Cash Equivalent	15,124	—	—	15,124
U.S. Treasury Obligations	—	732	—	732

Total Investments in Securities	$122,286	$114,165	$—	$236,451

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$75	$—	$—	$75
Forwards*	—	788	—	788

Total Other Financial Instruments	$75	$788	$—	$863

*	Futures and Forwards contracts are valued at unrealized appreciation on the instrument.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax - Managed Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 7.0%
Aaron Rents	17,300	$480
Autoliv	8,000	347
Buckle	8,800	258
Burger King Holdings	33,100	623
Career Education *	26,000	606
Carter’s *	27,700	727
Choice Hotels International	18,600	589
DIRECTV, Cl A *	26,400	880
Discovery Communications, Cl A *	24,600	755
DreamWorks Animation SKG, Cl A *	18,400	735
GameStop, Cl A *	10,600	232
Genuine Parts	12,800	486
Gildan Activewear *	17,100	417
Hillenbrand	24,129	455
ITT Educational Services *	6,700	643
Jarden	10,900	337
John Wiley & Sons, Cl A	12,900	540
priceline.com *	10,422	2,277
Shaw Communications, Cl B	23,700	488
Strayer Education	1,600	340
Tractor Supply *	12,700	672

		12,887

Consumer Staples — 22.9%
Altria Group	113,009	2,218
Brown-Forman, Cl B	25,558	1,369
Campbell Soup	32,391	1,095
Church & Dwight	42,119	2,546
Clorox	15,349	936
Coca-Cola	33,702	1,921
Colgate-Palmolive	28,403	2,334
Dean Foods *	20,900	377
Del Monte Foods	22,700	257
Flowers Foods	28,100	668
General Mills	43,826	3,103
Hansen Natural *	7,400	284
Hershey	33,694	1,206
HJ Heinz	25,538	1,092
Hormel Foods	56,528	2,174
JM Smucker	27,275	1,684
Kellogg	53,143	2,827
Kimberly-Clark	44,202	2,816
Lorillard	31,111	2,496
McCormick	36,417	1,316
PepsiCo	17,439	1,061
Philip Morris International	43,512	2,097
Procter & Gamble	28,324	1,717
Reynolds American	45,068	2,387
Ruddick	21,900	563
Wal-Mart Stores	33,220	1,776

		42,320

Energy — 3.9%
Chevron	12,400	955
CNX Gas *	20,000	591
Dresser-Rand Group *	20,800	657
Enbridge	18,300	846
Exxon Mobil	13,300	907
FMC Technologies *	11,700	677
PetroHawk Energy *	18,300	439

Description	Shares	Market Value ($ Thousands)
Range Resources	13,200	$658
SEACOR Holdings *	5,900	450
Teekay Shipping	10,400	241
TransCanada	22,500	773

		7,194

Financials — 12.0%
Alexandria Real Estate Equities †	6,300	405
Associated Banc-Corp	36,800	405
Bancorpsouth	27,200	638
Capitol Federal Financial	62,175	1,956
Commerce Bancshares	47,924	1,856
Corporate Office Properties Trust †	18,000	659
Endurance Specialty Holdings	21,000	782
Erie Indemnity, Cl A	16,600	648
Essex Property Trust †	9,500	795
Federated Investors, Cl B	28,300	778
Health Care †	19,100	847
Hudson City Bancorp	43,000	590
MFA Financial †	43,700	321
National Retail Properties †	24,800	526
Nationwide Health Properties †	8,000	281
PartnerRe	4,000	299
People’s United Financial	134,500	2,246
Platinum Underwriters Holdings	7,100	272
ProAssurance *	12,500	671
Prosperity Bancshares	17,500	708
Realty Income †	27,500	713
RenaissanceRe Holdings	13,100	696
TFS Financial	204,282	2,480
UMB Financial	13,500	531
Valley National Bancorp	23,600	334
Washington Real Estate Investment Trust †	24,100	664
Wesco Financial	3,169	1,087

		22,188

Health Care — 16.1%
Abbott Laboratories	35,264	1,904
Allscripts Healthcare Solutions *	125,429	2,537
AmerisourceBergen	92,948	2,423
Becton Dickinson	10,075	795
C.R. Bard	11,716	913
Celgene *	7,800	434
Dentsply International	44,942	1,581
Edwards Lifesciences *	18,044	1,567
Eli Lilly	23,462	838
Endo Pharmaceuticals Holdings *	33,600	689
Genzyme *	15,100	740
Haemonetics *	11,100	612
Henry Schein *	29,982	1,577
Idexx Laboratories *	34,700	1,854
Johnson & Johnson	31,109	2,004
Kinetic Concepts *	19,000	715
Laboratory Corp of America
Holdings *	11,085	830
LifePoint Hospitals *	11,200	364
McKesson	13,900	869
Owens & Minor	16,400	704
Patterson *	28,700	803
Perrigo	16,000	637
Pfizer	41,574	756

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax - Managed Managed Volatility Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

Quest Diagnostics	9,259	$559
STERIS	19,800	554
Techne	28,280	1,939
United Therapeutics *	13,600	716

		29,914

Industrials — 5.8%
Alliant Techsystems *	8,600	759
C.H. Robinson Worldwide	13,100	769
Dun & Bradstreet	18,013	1,520
FTI Consulting *	12,000	566
Gardner Denver	19,400	825
KBR	31,300	595
Landstar System	16,500	640
Lennox International	18,600	726
Nordson	7,700	471
Rollins	29,800	575
Stericycle *	32,453	1,790
TransDigm Group	16,200	769
United Parcel Service, Cl B	9,255	531
Valmont Industries	3,400	267

		10,803

Information Technology — 10.0%
Adtran	24,500	552
Applied Materials	35,958	502
Automatic Data Processing	4,742	203
AVX	22,200	281
Cree *	20,029	1,129
Diebold	31,849	906
Flir Systems *	10,200	334
Global Payments	5,100	275
Google, Cl A *	4,572	2,835
Harris	14,000	666
Hewitt Associates, Cl A *	16,800	710
IAC *	102,041	2,090
Ingram Micro, Cl A *	41,500	724
Linear Technology	12,871	393
Mantech International, Cl A *	13,000	627
Microchip Technology	33,447	972
National Instruments	12,748	376
NeuStar, Cl A *	23,600	544
Sybase *	19,800	859
Tech Data *	34,512	1,610
WebMD Health, Cl A *	9,696	373
Xerox	33,200	281
Zebra Technologies, Cl A *	48,247	1,368

		18,610

Materials — 3.4%
Aptargroup	15,400	550
Compass Minerals International	9,800	659
Greif, Cl A	12,700	686
Newmont Mining	45,183	2,138
Reliance Steel & Aluminum	6,000	259
Royal Gold	16,142	760
Sensient Technologies	19,100	502
Silgan Holdings	12,400	718

		6,272

Telecommunication Services — 2.8%
AT&T	30,400	852
BCE	20,700	571
CenturyTel	19,103	692

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
MetroPCS Communications *	111,300	$849
Rogers Communications, Cl B	25,200	781
SBA Communications, Cl A *	9,700	331
Telephone & Data Systems	4,700	160
Verizon Communications	30,300	1,004

		5,240

Utilities — 11.6%
AGL Resources	19,400	708
Alliant Energy	23,300	705
Atmos Energy	21,600	635
Consolidated Edison	24,656	1,120
DPL	13,900	384
DTE Energy	20,700	902
Edison International	23,600	821
Hawaiian Electric Industries	36,770	768
Idacorp	21,600	690
Integrys Energy Group	10,900	458
New Jersey Resources	8,700	325
Nicor	17,100	720
NSTAR	78,413	2,886
OGE Energy	48,498	1,789
Pepco Holdings	35,000	590
PG&E	12,300	549
Piedmont Natural Gas	24,800	663
SCANA	29,444	1,109
Sempra Energy	12,900	722
Southern	26,142	871
TECO Energy	42,300	686
Vectren	48,684	1,202
WGL Holdings	15,500	520
Wisconsin Energy	32,605	1,625

		21,448

Total Common Stock (Cost $150,000) ($ Thousands)		176,876

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(A)	7,680,224	7,680

Total Cash Equivalent (Cost $7,680) ($ Thousands)		7,680

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.134%, 06/03/10 (B) (C)	$327	327

Total U.S. Treasury Obligation (Cost $327) ($ Thousands)		327

Total Investments — 99.9% (Cost $158,007) ($ Thousands) @		$184,883

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Tax - Managed Managed Volatility Fund

December 31, 2009

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	49	Mar-2010	$18

			$18

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $185,127 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
(A)	Investment in Affiliated Security.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $158,007 ($ Thousands), and the unrealized appreciation and depreciation were $28,605 ($ Thousands) and ($1,729) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$176,876	$—	$—	$176,876
Cash Equivalent	7,680	—	—	7,680
U.S. Treasury Obligation	—	327	—	327

Total Investments in Securities	$184,556	$327	$—	$184,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$18	$—	$—	$18

*	Futures contracts are valued at unrealized appreciation on the instrument.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2% ‡

Consumer Discretionary — 0.2%
Thomas Cook Group	108,917	$405

Financials — 92.5%
Accor	10,529	578
Alexandria Real Estate Equities † (A)	14,700	945
AMB Property † (A)	567,250	14,493
Annaly Capital Management †	205,894	3,572
Apartment Investment & Management, Cl A † (A)	336,434	5,356
AvalonBay Communities † (A)	103,698	8,515
Boston Properties † (A)	166,833	11,189
Brookfield Asset Management, Cl A	169,500	3,760
Camden Property Trust †	71,200	3,017
Corporate Office Properties Trust † (A)	70,750	2,592
CreXus Investment * †	55,700	777
Dexus Property Group †	707,534	541
Douglas Emmett † (A)	533,199	7,598
Duke Realty † (A)	89,000	1,083
Equity Residential † (A)	312,600	10,560
Essex Property Trust † (A)	92,700	7,754
Extra Space Storage † (A)	246,100	2,842
Federal Realty Investment Trust † (A)	62,350	4,222
Forest City Enterprises, Cl A * (A)	357,900	4,216
HCP † (A)	255,300	7,797
Health Care † (A)	15,000	665
Host Hotels & Resorts † (A)	877,436	10,240
Kimco Realty †	442,800	5,991
Liberty Property Trust † (A)	129,050	4,131
Macerich † (A)	190,215	6,838
Mack-Cali Realty †	61,200	2,116
MFA Financial †	120,900	889
Post Properties †	83,500	1,637
Public Storage † (A)	143,704	11,705
Regency Centers † (A)	217,700	7,632
Saul Centers †	89,800	2,942
Senior Housing Properties Trust †	235,050	5,140
Simon Property Group † (A)	173,413	13,838
Sunstone Hotel Investors †	91,800	815
Taubman Centers † (A)	72,150	2,591
UDR † (A)	245,900	4,043
Unibail (France) †	8,453	1,864
Ventas † (A)	101,950	4,459
Verde Realty PIPE * (B) (C)	21,400	451
Vornado Realty Trust † (A)	159,631	11,165
Westfield Group †	50,000	564

		201,123

Health Care — 0.5%
Brookdale Senior Living *	64,700	1,177

Total Common Stock (Cost $156,771) ($ Thousands)		202,705

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 40.0%
SEI Liquidity Fund, L.P.,
0.300%**(D) (E)	88,802,586	$87,072

Total Affiliated Partnership (Cost $88,803) ($ Thousands)		87,072

CASH EQUIVALENT — 7.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%**(E)	16,664,064	16,664

Total Cash Equivalent (Cost $16,664) ($ Thousands)		16,664

Total Investments — 140.9% (Cost $262,238) ($ Thousands) @		$306,441

Percentages are based on Net Assets of $217,485 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
†	Real Estate Investment Trust.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This Security or a partial position of this security is on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 was $85,059 ($ Thousands).
(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2009 was $451 ($Thousands) and represented 0.21% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2009 was $451 ($ Thousands) and represented 0.21% of net Assets.
(D)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2009 was $87,072 ($ Thousands).
(E)	Investment in Affiliated Security.

Cl — Class

PIPE — Private Investment in Public Entity

@ At December 31, 2009, the tax basis cost of the Fund’s investments was $262,238 ($ Thousands), and the unrealized appreciation and depreciation were $49,941 ($ Thousands) and ($5,738) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2009

A summary of restricted securities held by the Fund at December 31, 2009, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$451	0.21%

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$202,254	$—	$451	$202,705
Affiliated Partnership	—	87,072	—	87,072
Cash Equivalent	16,664	—	—	16,664

Total Investments in Securities	$218,918	$87,072	$451	$306,441

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$451
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2009	$451

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 18.6%

Affinion, Term B Loan
2.734%, 10/17/12	$16	$15
Affinion, Term B Loan
2.734%, 10/17/12	544	510
Allison Transmission
3.040%, 08/07/14	232	213
3.030%, 08/07/14	166	152
2.990%, 08/07/14	498	457
Aramark
2.109%, 01/26/14	8	7
2.158%, 01/26/14	483	456
Aramark LOC
2.145%, 01/26/14	32	30
Asurion, 1st Lien Term Loan
3.273%, 07/03/14	96	92
3.235%, 07/03/14	268	255
3.234%, 07/03/14	310	295
BBN Acquisitions
7.250%, 09/14/15	537	541
Biomet
3.254%, 03/25/15	51	49
3.251%, 03/25/15	507	485
Booz Allen Hamilton, Tranche B
7.500%, 07/31/15	137	138
Burlington Coat Factory
2.510%, 05/28/13	794	735
Calpine Corporation
3.165%, 03/29/14	694	657
Cedar Fair
2.234%, 08/30/12	160	158
Cedar Fair, Term B Loan
4.234%, 08/30/14	642	633
Celanese Holdings
2.037%, 04/02/14	539	512
Cengage Learning Hollding
2.730%, 06/28/14	744	675
Cequel, 2nd Lien
6.257%, 05/05/14	283	282
Charter, Term B Loan
2.260%, 03/15/14	695	651
Cinemark
2.040%, 10/05/13	295	280
2.030%, 10/05/13	62	59
2.010%, 10/05/13	94	89
1.990%, 10/05/13	87	82
Clear Channel
3.884%, 01/29/16	466	381
Community Health Systems
2.506%, 07/25/14	675	638
2.484%, 07/25/14	1	1
Community Health Systems, Delayed Draw
2.506%, 07/25/14	23	22
Dana Corporation
7.250%, 01/31/15	442	420
Dana Corporation, Term B Loan (I)
0.000%, 01/31/15	46	44
Dealer Computer Services
2.234%, 10/26/12	820	759
DirecTV, Term C Loan
5.250%, 04/13/13	556	556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discovery Communications
5.250%, 05/14/14	$670	$675
Dynegy Holdings
3.990%, 04/02/13	815	781
Federal Mogul
2.167%, 12/29/14	593	495
Federal Mogul, Term C Loan
2.177%, 12/28/15	41	34
2.167%, 12/28/15	262	219
Flextronics International, Term Loan A-2
2.484%, 10/01/14	333	314
Flextronics International, Term Loan A-3
2.484%, 10/01/14	388	366
Fontainebleau Miami, Term B Loan
10.000%, 06/06/12 (A)	2,500	800
Graphic Packaging International, Incremental Term Loan
3.040%, 05/16/14	232	226
3.037%, 05/16/14	49	47
3.034%, 05/16/14	156	152
2.984%, 05/16/14	23	22
2.982%, 05/16/14	47	46
Green Valley Ranch Gaming, 1st Lien
0.000%, 02/16/14 (I)	549	380
Hanesbrands, Term B Loan
5.250%, 12/10/15	252	253
Harrah’s Operation, Tranche B-2
3.282%, 01/28/15	807	654
HCA, Tranche B
2.532%, 11/18/13	665	635
Hertz LOC
1.750%, 12/21/12	85	81
Hertz, Term B Loan
2.040%, 12/21/12	49	47
2.030%, 12/21/12	309	296
2.000%, 12/21/12	104	100
Hexion Specialty Chemical, Term Loan C-1
2.563%, 05/05/13	652	570
Hexion Specialty Chemical, Term Loan C-2
2.563%, 05/05/13	142	124
HMH Publishing, Term B Loan
2.246%, 06/12/14	752	660
Hub International Ltd., Delayed Draw
2.734%, 06/13/14	132	120
Hub International Ltd., Initial Term Loan
2.734%, 06/13/14	589	537
Iasis Healthcare LOC
2.246%, 03/15/14	35	33
Iasis Healthcare, Delayed Draw
2.231%, 03/15/14	130	121
Iasis Healthcare, Term B Loan
2.231%, 03/15/14	373	348
Infor Enterprise Solutions
3.990%, 07/28/12	497	452

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Global Enterprise Solutions, Tranche 1
6.484%, 03/02/14	$329	$232
Infor Global Solutions, 2nd Lien
6.484%, 03/02/14	33	23
6.484%, 03/02/14	169	119
Infor Enterprise Solutions, 2nd Lien (I)
0.000%, 03/02/14	172	121
Integra Telecom
10.500%, 08/31/13	696	695
Intelsat Bermuda
3.242%, 02/01/14	900	812
Inverness Medical
4.484%, 06/26/15	560	541
JHT Holding, 2nd Lien
12.500%, 12/21/12	37	33
Lake at Las Vegas, DIP
7.743%, 07/16/10	2,353	824
Lake at Las Vegas
15.460%, 06/20/12 (A)	2,524	25
Lake at Las Vegas, Revolving Loan
16.100%, 06/20/12 (A)	241	3
Lamar Media
5.500%, 09/30/12	378	378
Life Tech, Term B Loan
5.250%, 11/21/15	435	437
MEG Energy, Delayed Draw
2.290%, 03/30/13	91	88
MEG Energy, Term C Loan
2.290%, 03/30/13	466	446
Monitor Oil, 2nd Lien
0.000%, 01/25/15 (B)	47	—
Mylan Laboratories, Term B Loan
3.562%, 10/02/14	322	315
3.500%, 10/02/14	73	71
Nalco, Term B Loan
6.500%, 05/06/16	557	561
Nielson Finance
2.235%, 12/31/17	783	736
NRG Holdings LOC
1.850%, 02/01/13	195	186
NRG Holdings, Term B Loan
2.032%, 02/01/13	261	248
1.984%, 02/01/13	102	97
Oshkosh, Term B Loan
6.330%, 12/06/13	605	603
Pilot Travel Centers, Term Loan B-1 (I)
0.000%, 11/12/15	250	251
Reable Therapeutics, Term B Loan
3.283%, 05/20/14	224	211
3.234%, 05/20/14	332	313
Regal Cinemas
4.001%, 10/27/13	413	411
Remax International, Term Loan B-1
5.770%, 12/17/12	3	3
5.740%, 12/17/12	55	54
3.790%, 12/17/12	75	73
Remax International, Term Loan B-2
10.500%, 12/17/12	119	118
9.770%, 12/17/12	94	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sally Holdings, Term B Loan
2.480%, 11/16/13	$297	$283
Sally Holdings, Term B Loan
2.480%, 11/16/13	203	193
Sensata Technology
2.031%, 04/27/13	538	479
2.004%, 04/27/13	1	1
Sirva Worldwide
0.500%, 05/12/12 (B)	606	315
Sirva Revolving, Credit Loan Exit Finance
9.500%, 05/12/12	179	86
Sorenson Communications
15.000%, 06/30/14	593	555
Sorenson Communicatons, 2nd Lien
7.234%, 02/16/14	275	269
Sungard Data Systems
7.650%, 05/13/14	364	368
3.900%, 02/28/16	498	483
3.869%, 02/28/16	39	38
Texas Competitive Electric Holdings, Tranche B-2
3.751%, 10/10/14	8	6
3.735%, 10/10/14	1,322	1,070
Travelport LLC, LOC
2.783%, 08/23/13	57	55
Travelport LLC, Term B Loan
2.781%, 08/23/13	386	368
2.783%, 08/23/13	115	109
Travelport LLC, Term Loan C-1
10.500%, 08/23/13	209	209
Univision Communications
2.501%, 09/29/14	396	343
Verint Systems
3.490%, 05/25/14	664	610
VWR International, Term B Loan
2.734%, 06/30/14	622	555
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/10	2,000	180
Warner Chilcott, Term Loan A-1
5.750%, 10/30/14	136	136
Warner Chilcott, Term Loan B-2
5.750%, 04/30/15	149	149
Warner Chlcot, Term Loan B-1
5.750%, 04/30/15	68	68
WideOpenWest Finance, 1st Lien
4.750%, 06/30/14	0	—
2.784%, 06/30/14	91	84
2.784%, 06/30/14	54	49
2.778%, 06/30/14	148	136
2.755%, 06/30/14	148	136
WM. Bolthouse Farms, 1st Lien
5.500%, 12/16/12	614	594

Total Loan Participations (Cost $44,312) ($ Thousands)		37,965

CORPORATE OBLIGATIONS — 17.6%

Consumer Discretionary — 0.5%

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

President and Fellows of Harvard College
3.700%, 04/01/13	$1,060	$1,090

Financials — 13.3%
Bank of America
0.451%, 06/22/12 (C)	1,500	1,508
BTM Curacao Holdings MTN
4.760%, 07/21/15 (C) (D)	1,000	1,015
Citigroup
0.812%, 08/25/36 (C)	1,500	843
Citigroup Funding
0.611%, 04/30/12 (C)	375	379
0.205%, 06/03/11 (C)	375	375
Everest Reinsurance Holdings
8.750%, 03/15/10	1,050	1,063
General Electric Capital
0.253%, 12/21/12 (C)	5,150	5,152
GMAC
0.253%, 09/19/09 (C)	1,250	1,251
ILFC E-Capital Trust I
5.900%, 12/21/65 (C) (D)	1,000	520
JPMorgan Chase Capital XXI, Ser U
1.231%, 02/02/37 (C)	2,550	1,742
Liberty Property L.P.
7.250%, 03/15/11 ‡	1,000	1,030
MBIA Insurance
14.000%, 01/15/33 (C) (D)	1,000	430
Mellon Funding
0.422%, 05/15/14 (C)	2,100	2,051
Merrill Lynch
1.014%, 09/15/36 (C)	700	541
Monumental Global Funding III
0.484%, 01/15/14 (C) (D)	1,800	1,627
Morgan Stanley
0.554%, 02/10/12 (C)	1,150	1,158
Prudential Financial MTN
5.100%, 12/14/11	310	323
State Street
0.381%, 04/30/12 (C)	1,215	1,202
State Street Bank and Trust
0.454%, 09/15/11 (C)	960	964
State Street Capital Trust IV
1.254%, 06/15/37 (C)	850	573
Unitrin
6.000%, 05/15/17	1,270	1,125
4.875%, 11/01/10	1,000	996
Western Union
5.400%, 11/17/11	1,175	1,255

		27,123

Health Care — 0.5%
UnitedHealth Group
1.575%, 02/07/11 (C)	1,000	1,003

Industrials — 0.6%
Continental Airlines, Ser 061G
0.607%, 06/02/13 (C)	1,000	790
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (D)	550	487

		1,277

Materials — 0.7%

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Berry Plastics
5.034%, 02/15/15 (C)	$540	$493
NewPage
11.375%, 12/31/14 (D)	480	485
Verso Paper Holdings
11.500%, 07/01/14 (D)	400	440

		1,418

Telecommunication Services — 1.6%
Corning
6.050%, 06/15/15	1,000	1,008
Telecom Italia Capital
0.894%, 07/18/11 (C)	1,000	996
Vodafone Group PLC
0.536%, 02/27/12 (C)	1,300	1,295

		3,299

Utilities — 0.4%
Southern, Ser A
5.300%, 01/15/12	665	713

Total Corporate Obligations (Cost $39,115) ($ Thousands)		35,923

ASSET-BACKED SECURITIES — 17.2%

Automotive — 4.3%
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.520%, 09/08/14	775	689
Capital Auto Receivables Asset Trust, Ser 2007-1, Cl B
5.150%, 09/17/12	955	976
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	188
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	800	813
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	544
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (D)	1,550	1,579
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl B
5.430%, 11/15/14	890	924
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl B
5.230%, 03/15/14	1,225	1,253
Hyundai Auto Receivables Trust, Ser 2006-B, Cl D
5.410%, 05/15/13	221	220
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4
5.260%, 11/15/12	355	357
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	280	285
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	861	875

		8,703

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 4.6%
Citibank Credit Card Issuance Trust, Ser 2006-C4, Cl C4
0.462%, 01/09/12 (C)	$1,800	$1,800
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.862%, 11/07/14 (C)	2,000	1,902
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.433%, 06/15/15 (C)	3,150	2,950
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.583%, 08/15/14 (C)	2,100	1,967
Washington Mutual Master Note Trust, Ser 2006-C2A, Cl C2
0.733%, 08/15/15 (C) (D)	800	777

		9,396

Mortgage Related Securities — 1.5%
ACE Securities, Ser 2006-HE1, Cl M2
0.631%, 02/25/36 (C)	515	4
ACE Securities, Ser 2006-OP2, Cl A2B
0.341%, 08/25/36 (C)	1,000	783
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.341%, 10/25/36 (C)	853	775
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.521%, 03/25/35 (C)	35	31
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.701%, 08/25/35 (C)	428	241
Option One Mortgage Loan Trust, Ser 2007-2, Cl M1
0.591%, 03/25/37 (C)	2,635	21
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (C)	285	110
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37	678	661
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.351%, 02/25/38 (C)	482	431

		3,057

Other Asset-Backed Securities — 6.8%
ACAS Business Loan Trust , Ser 2006-1A, Cl A
0.486%, 11/27/19 (C) (D)	1,398	1,125
ACAS Business Loan Trust , Ser 2007-1A, Cl C
1.123%, 08/16/19 (C) (D)	1,837	496
AIG Credit Premium Finance Master Trust, Ser 2007-AA, Cl C
0.633%, 12/15/11 (C) (D)	1,245	1,212
Babson CLO , Ser 2007-1A, Cl A1
0.509%, 01/18/21 (C) (D)	1,060	908
Capital Trust Re CDO Ltd., Ser 2006-4A, Cl A1
0.543%, 10/20/43 (C) (D)	981	491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.443%, 09/20/22 (C) (D)	$346	$311
CapitalSource Commercial Loan Trust, Ser 2007-1, Cl C
0.883%, 03/20/17 (C) (D)	458	257
CIT Equipment Collateral, Ser 2006-VT2, Cl C
5.290%, 04/20/14	23	23
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
0.521%, 12/25/36 (C)	805	85
Countrywide Asset-Backed Certificates, Ser 2005-13, Cl 3AV3
0.481%, 04/25/36 (C)	945	750
Countrywide Asset-Backed Certificates, Ser 2006-18, Cl M1
0.531%, 03/25/37 (C)	1,000	73
Countrywide Asset-Backed Certificates, Ser 2006-22, Cl M1
0.461%, 05/25/37 (C)	1,500	119
Countrywide Asset-Backed Certificates, Ser 2006-22, Cl M3
0.541%, 05/25/37 (C)	1,000	50
Credit-Based Asset Servicing and Securitization CDO, Ser 2006-16A, Cl A
0.572%, 09/06/41 (C) (D)	520	26
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (D)	2,200	1,885
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.491%, 01/25/38 (C)	1,145	3
GE Business Loan Trust, Ser 2003-2A, Cl B
1.233%, 11/15/31 (C) (D)	87	59
GE Business Loan Trust, Ser 2004-2A, Cl B
0.713%, 12/15/32 (C) (D)	92	48
GE Business Loan Trust, Ser 2004-2A, Cl A
0.453%, 12/15/32 (C) (D)	122	103
GE Business Loan Trust, Ser 2006-2A, Cl D
0.983%, 11/15/34 (C) (D)	264	63
GE Commercial Loan Trust, Ser 2006-3, Cl C
0.834%, 01/19/17 (C) (D)	344	27
GE Dealer Floorplan Master Note Trust, Ser 2006-2, Cl C
0.663%, 04/20/13 (C)	460	433
GMAC Mortgage Loan Trust, Ser 2006-HE4, Cl A2
0.411%, 12/25/36 (C)	805	323
JPMorgan Mortgage Acquisition, Ser 2006-CH1, Cl M1
0.451%, 07/25/36 (C)	335	50

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Acquisition, Ser 2006-CH2, Cl MV1
0.441%, 10/25/36 (C)	$1,125	$16
JPMorgan Mortgage Acquisition, Ser 2006-WMC3, Cl A4
0.381%, 08/25/36 (C)	1,250	405
JPMorgan Mortgage Acquisition, Ser 2007-CH3, Cl M3
0.601%, 03/25/37 (C)	385	8
Katonah, Ser 2005-7A, Cl B
0.692%, 11/15/17 (C) (D)	700	528
Lambda Finance , Ser 2005-1A, Cl A3
0.502%, 11/15/29 (C) (D)	787	750
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (D)	96	94
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (D)	533	428
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	1,848	1,515
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.233%, 09/20/19 (C) (D)	691	581
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.533%, 01/15/12 (C)	115	115
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.833%, 01/15/12 (C)	215	215
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.401%, 11/26/21 (C) (D)	519	412

		13,987

Total Asset-Backed Securities (Cost $52,636) ($ Thousands)		35,143

MORTGAGE-BACKED SECURITIES — 17.2%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC
6.000%, 09/01/26	661	709
FNMA
6.500%, 09/01/26	423	457
6.000%, 01/01/27	1,703	1,820
FNMA TBA
6.500%, 01/01/38	2,500	2,677
FNMA TBA
6.000%, 11/01/14 to 11/01/26	3,836	4,097

		9,760

Non-Agency Mortgage-Backed Obligations — 12.5%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (D)	1,250	1,275
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
4.755%, 11/25/34 (C)	246	236
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
4.698%, 04/25/35 (C)	730	582

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.868%, 10/25/35 (C)	$552	$450
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.501%, 12/25/36 (C) (D)	459	235
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.443%, 08/15/21 (C) (D)	400	274
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.183%, 04/15/22 (C) (D)	775	94
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.483%, 09/25/34 (C)	162	139
Citigroup Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
4.900%, 10/25/35 (C)	605	509
Commercial Mortgage Pass - Through Certificates, Ser 2006-FL12, Cl A2
0.333%, 12/15/20 (C) (D)	948	838
Crown Castle Towers LLC, Ser 2006-1A, Cl E
6.065%, 11/15/36 (D)	1,775	1,826
Crusade Global Trust, Ser 2007-1, Cl A1
0.344%, 04/19/38 (C)	857	786
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 3A1
5.365%, 05/25/35 (C)	1,111	904
First Horizon Asset Securities, Ser 2005-AR4, Cl 2A1
5.337%, 10/25/35 (C)	953	736
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.472%, 11/15/21 (C) (D)	810	319
GS Mortgage Securities II, Ser 2007-EOP, Cl K
1.292%, 03/06/20 (C) (D)	380	309
Harborview Mortgage Loan Trust, Ser 2005-14, Cl 3A1A
5.317%, 12/19/35 (C)	1,037	781
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.491%, 04/25/35 (C)	342	218
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.876%, 05/25/35 (C)	516	132
Interstar Millennium Trust, Ser 2002-1G, Cl A2
0.824%, 07/07/34 (C)	42	41
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-FL2A, Cl J
0.883%, 11/15/18 (C) (D)	1,957	706
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
5.251%, 10/25/36 (C)	928	716
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.406%, 05/25/37 (C)	1,779	1,181
Leek Finance PLC, Ser 2006-18A, Cl A2B
0.383%, 09/21/38 (C) (D)	342	314

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.571%, 12/25/34 (C)	$343	$268
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.475%, 02/25/35 (C)	1,255	1,089
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1E
5.149%, 12/25/35 (C)	1,657	1,236
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.271%, 02/25/36 (C)	806	689
Morgan Stanley Capital I, Ser 2007- XLFA, Cl C
0.394%, 10/15/20 (C) (D)	1,025	358
MortgageIT Trust, Ser 2005-5, Cl A1
0.491%, 12/25/35 (C)	1,127	757
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	567	571
Residential Funding Mortgage Securities I, Ser 2006-SA1, Cl 1A1
5.669%, 02/25/36 (C)	497	347
Residential Funding Mortgage Securities I, Ser 2007-SA2, Cl 2A2
5.653%, 04/25/37 (C)	794	542
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.553%, 11/20/34 (C)	239	167
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.533%, 12/20/34 (C)	195	157
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.453%, 03/20/35 (C)	103	71
Sequoia Mortgage Trust, Ser 2007-1, Cl 2A1
5.754%, 02/20/47 (C)	1,515	1,130
Washington Mutual Mortgage Pass - Through Certificates, Ser 2005-AR3, Cl A2
4.633%, 03/25/35 (C)	960	818
Washington Mutual Mortgage Pass - Through Certificates, Ser 2006-AR2, Cl 1A1
5.282%, 03/25/37 (C)	569	447
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.069%, 01/25/35 (C)	533	484
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (C)	648	583
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
4.414%, 03/25/35 (C)	582	508
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR16, Cl A1
5.681%, 10/25/36 (C)	1,266	973

Description	SharesFace Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.241%, 07/25/36 (C)	$916	$741

		25,537

Total Mortgage-Backed Securities (Cost $43,757) ($ Thousands)		35,297

U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bonds TIPS
0.875%, 04/15/10	15,185	17,386
U.S. Treasury Notes
0.875%, 01/31/11	10,000	10,031

Total U.S. Treasury Obligations (Cost $27,379) ($ Thousands)		27,417

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
FHLB
1.375%, 05/16/11	7,000	7,049
FNMA
1.375%, 04/28/11	1,560	1,572

Total U.S. Government Agency Obligations (Cost $8,551) ($ Thousands)		8,621

COMMON STOCK — 0.0%
JHT Holding * (E) (F)	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%**(H)	11,513,136	11,513

Total Cash Equivalent (Cost $11,513) ($ Thousands)		11,513

REPURCHASE AGREEMENT — 6.6%
Bank of America (G)
0.010%, dated 12/31/09, to be repurchased on 01/04/09, repurchase price $13,600,015 (collateralized by various FNMA Obligations, ranging in par value $6,403,950-$9,879,979, 5.004%- 5.478%, 03/01/38-10/01/38; total market value $13,872,000)	13,600	13,600

Total Repurchase Agreement (Cost $13,600) ($ Thousands)		13,600

Total Investments — 100.4% (Cost $240,863) ($ Thousands) @		$205,479

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(65)	Mar-2010	$28
U.S. 2-Year Treasury Note	(89)	Apr-2010	119
U.S. 5-Year Treasury Note	31	Apr-2010	(15)
U.S. Long Treasury Bond	(17)	Mar-2010	3

			$135

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $204,624 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2009.
‡	Real Estate Investment Trust.
(A)	Security in default on interest payments.
(B)	Unfunded bank loan.
(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(E)	Securities considered illiquid. The total value of such securities as of December 31, 2009 was $0 ($ Thousands) and represented 0.00% of Net Assets.
(F)	Security fair valued using methods determined in god faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2009 was $0 ($ Thousands) and represented 0.00% of Net Assets.
(G)	Tri-Party Repurchase Agreement.
(H)	Investment in Affiliated Security.
(I)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LTD — Limited

LLC — Limited Liability Company

LOC — Line of Credit

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $240,863 ($ Thousands), and the unrealized appreciation and depreciation were $3,026 ($ Thousands) and $(38,410) ($ Thousands) respectively. For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$37,932	$33	$37,965
Corporate Obligations	—	35,923	—	35,923
Asset-Backed Securities	—	34,589	554	35,143
Mortgage-Backed Securities	—	35,297	—	35,297
U.S. Treasury Obligations	—	27,417	—	27,417
U.S. Government Agency Obligations	—	8,621	—	8,621
Cash Equivalent	11,513	—	—	11,513
Repurchase Agreement	—	13,600	—	13,600

Total Investments in Securities	$11,513	$193,379	$587	$205,479

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$135	$—	$—	$135

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Loan Participations
Beginning balance as of October 1, 2009	$425	$29
Accrued discounts/premiums	—	(3)
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation) Net purchases/sales	129	6 1
Net transfer in and/or out of Level 3	—	—

Ending balance as of December 31, 2009	$554	$33

Changes in unrealized gains/(losses) included in earnings related to securities held at the reporting date	$129	$6

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 49.1%

Agency Mortgage-Backed Obligations — 32.3%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,781	$1,999
7.000%, 10/01/10 to 01/01/32	330	364
6.500%, 12/01/13 to 09/01/38	16,213	17,399
6.000%, 10/01/19 to 09/01/38	42,472	45,202
5.500%, 12/01/13 to 03/01/38	26,408	27,842
5.000%, 10/01/18 to 02/01/39	71,567	73,850
4.500%, 11/01/33 to 11/01/35	3,614	3,622
4.000%, 04/01/19 to 10/01/33	1,788	1,732
FHLMC, Cl A2
4.186%, 08/25/19	1,537	1,497
FHLMC ARM (A)
6.429%, 11/01/37	6	7
6.149%, 06/01/37	212	227
6.131%, 04/01/37	459	491
5.997%, 01/01/37	1,476	1,574
5.979%, 05/01/37	2,061	2,200
5.965%, 01/01/37	1,059	1,126
5.954%, 03/01/38	1,673	1,782
5.911%, 03/01/37	173	184
5.860%, 09/01/38	1,102	1,173
5.723%, 02/01/37	479	509
5.709%, 03/01/36	362	384
5.682%, 03/01/36	275	292
5.653%, 10/01/38	333	353
5.610%, 07/01/38	1,604	1,701
5.126%, 01/01/36	4,804	5,049
FHLMC CMO, Cl MC
4.500%, 10/15/36	1,538	1,476
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	7,778	1,722
FHLMC CMO STRIPS, Ser 233, Cl 6, IO
4.500%, 08/15/35	396	79
FHLMC CMO STRIPS, Ser 233, Cl 12, IO
5.000%, 09/15/35	2,642	471
FHLMC CMO STRIPS, Ser 245, Cl IO, IO
5.000%, 05/15/37	2,161	458
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	115	127
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	15,005	16,041
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	2,022	2,165
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,385	1,467
FHLMC CMO, Ser 2277, Cl B
7.500%, 01/15/31	390	413
FHLMC CMO, Ser 2389, Cl CD
6.000%, 03/15/16	102	102
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	3,559	3,850
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	612	647
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	251	265
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	716	735

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	$520	$523
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	189	193
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	4,915	4,976
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	414	418
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	1,090	1,082
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	921	972
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	163	162
FHLMC CMO, Ser 2945, Cl SA
11.874%, 03/15/20 (A)	3,317	3,528
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	1,354	1,366
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	595	631
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	289	307
FHLMC CMO, Ser 3289, Cl PC
5.000%, 12/15/32	1,107	1,158
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	926	940
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	888	920
FNMA TBA
6.500%, 01/01/38	9,000	9,638
5.000%, 01/01/38	17,800	17,682
4.500%, 02/01/34 to 01/01/38	42,700	42,536
FNMA
7.000%, 09/01/26 to 01/01/39	6,014	6,640
6.500%, 05/01/17 to 12/01/37	3,995	4,292
6.000%, 10/01/19 to 11/01/38	53,363	56,758
5.500%, 06/01/14 to 08/01/37	126,890	134,028
5.000%, 01/01/20 to 02/01/39	53,129	54,945
4.500%, 06/01/35 to 04/01/38	10,461	10,487
4.000%, 08/01/20	1,916	1,934
FNMA ARM (A)
6.284%, 09/01/37	147	155
6.272%, 10/01/36	333	354
6.124%, 12/01/36	425	454
6.123%, 09/01/37	856	914
6.106%, 11/01/37	631	674
6.028%, 01/01/37	500	533
6.023%, 10/01/37	1,124	1,200
5.977%, 04/01/37	521	555
5.957%, 01/01/37	634	675
5.925%, 03/01/37	314	334
5.878%, 02/01/37	457	487
5.745%, 05/01/37	1,385	1,473
5.668%, 05/01/37	278	295
5.635%, 02/01/36	545	570
5.604%, 02/01/38	247	261
5.588%, 05/01/37	583	618
2.782%, 11/01/35	1,777	1,787
2.767%, 11/01/35	1,599	1,608
2.763%, 11/01/35	1,652	1,661
2.753%, 11/01/35	1,774	1,785
2.749%, 11/01/35	1,703	1,713
2.655%, 10/01/35	11,162	11,227

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.633%, 10/01/35	$928	$933
2.620%, 10/01/35	7,747	7,791
2.615%, 11/01/35	5,595	5,627
FNMA CMO, Cl A2
4.287%, 07/25/19	2,167	2,158
FNMA CMO, Cl PE
5.000%, 03/25/34	683	709
FNMA CMO, Cl A3
4.001%, 01/25/19	1,437	1,391
FNMA CMO STRIPS, Ser 359, Cl 6, IO
5.000%, 11/01/35	1,163	208
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	17,750	3,944
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	3,151	3,306
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	5,795	6,206
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	775	810
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	550	562
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	176	179
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	555	587
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	3,301	3,323
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	177	182
FNMA CMO, Ser 2005-57, Cl EG
0.531%, 03/25/35 (A)	2,567	2,541
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	468	497
FNMA CMO, Ser 2006-10, Cl FD
0.581%, 03/25/36 (A)	1,827	1,815
FNMA CMO, Ser 2006-112, IO
6.469%, 11/25/36 (A)	15,965	1,777
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	1,186	1,199
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	2,183	2,335
FNMA CMO, Ser 2007-T2, Cl B
6.022%, 11/25/10	4,500	4,690
FNMA CMO, Ser 2008-22
6.199%, 03/25/37 (A)	15,000	1,984
FNMA CMO, Ser 2008-35, IO
1.282%, 02/25/11 (A)	93,017	1,075
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	178	184
FNMA CMO, Ser 365, IO
5.000%, 04/01/36	1,117	200
FNMA CMO, Ser 365, Cl 2, IO
5.000%, 02/01/36	1,096	199
FNMA, Ser K003, Cl AAB
4.768%, 05/25/18	857	874
GNMA TBA
6.000%, 01/01/38	100	106
4.500%, 01/15/40	8,060	8,065
4.500%, 01/15/39 to 02/15/40	58,755	58,759
GNMA
8.000%, 11/15/29 to 09/15/30	119	137
7.500%, 03/15/29 to 01/15/32	292	329
7.000%, 08/15/13	59	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 04/15/24 to 09/15/35	$12,273	$13,189
6.000%, 03/15/14 to 10/15/35	19,495	20,783
5.000%, 05/15/33 to 10/15/35	4,293	4,444
GNMA ARM (A)
6.000%, 06/20/35	390	400
5.500%, 01/10/36	266	269
4.625%, 08/20/34	527	533
4.000%, 03/20/36	731	744
3.750%, 12/20/33	8,501	8,737
3.500%, 05/20/36	3,543	3,592
3.000%, 02/20/36	850	864
GNMA CMO, Ser 2001-18, Cl WH
31.579%, 04/20/31 (A)	225	341
GNMA CMO, Ser 2002-51, Cl SG
31.490%, 04/20/31 (A)	209	317
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	5,373	5,391
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	1,071	10
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	685	708

		791,093

Non-Agency Mortgage-Backed Obligations — 16.8%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.356%, 03/25/47 (A)	9,551	4,919
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
5.294%, 06/25/45 (A)	4,707	3,207
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.350%, 11/25/45 (A)	4,543	3,316
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	1,363	1,400
Asset Securitization, Cl A2
7.556%, 10/13/26 (A)	745	787
Banc of America Commercial Mortgage, Cl E
7.634%, 09/15/32 (A)	263	262
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	514	524
Banc of America Commercial Mortgage Securities, Ser 2004-2, Cl A5
4.580%, 11/10/38	230	225
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	5,000	4,656
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1
5.611%, 05/10/45	1,332	1,362
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 04/10/49 (A)	851	849
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.627%, 06/10/49 (A)	1,360	1,328

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2003- 1, Cl A1
6.000%, 05/20/33	$51	$52
Banc of America Funding, Ser 2005- B, Cl 2A1
5.071%, 04/20/35 (A)	4,721	3,133
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.269%, 05/25/34 (A)	3,817	3,626
Bear Stearns Commercial Mortgage Securities, Cl A3
5.468%, 06/11/41 (A)	1,324	1,338
Bear Stearns Commercial Mortgage Securities, Cl A6
4.750%, 02/13/46 (A)	597	579
Bear Stearns Commercial Mortgage Securities, Cl AAB
4.804%, 09/11/42	442	447
Bear Stearns Commercial Mortgage Securities, Cl A2
6.460%, 10/15/36	1,620	1,701
5.286%, 06/11/41 (A)	526	536
Bear Stearns Commercial Mortgage Securities
4.674%, 06/11/41	947	906
Bear Stearns Commercial Mortgage Securities, Cl AM
6.084%, 06/11/50 (A)	870	630
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	340	352
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	628	645
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	894	915
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	232	233
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41	260	254
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	3,375	3,307
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.298%, 10/12/42 (A)	3,250	3,190
Chase Commercial Mortgage Securities, Ser 2000-3, Cl A2
7.319%, 10/15/32	2,193	2,246
Chase Mortgage Finance, Ser 2005- A1, Cl 2A3
5.227%, 12/25/35 (A)	12,400	9,208
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	7,833	5,907
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	2,440	2,632

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 10/17/32 (A)	$754	$755
Commercial Mortgage Loan Trust, Cl AJ
6.019%, 12/10/49 (A)	1,190	536
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (A)	13,025	11,378
Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	1,161	1,137
Commercial Mortgage Pass Through Certificates, Cl A5
5.314%, 07/10/37 (A)	647	640
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	1,200	1,251
Countrywide Alternative Loan Trust, Ser 2003-20BC, Cl 1A1
5.500%, 10/25/33	1,372	1,327
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	484	474
Countrywide Alternative Loan Trust, Ser 2005-21, Cl 3A2
1.732%, 08/25/35 (A)	533	260
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.541%, 11/25/35 (A)	7,622	3,942
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.562%, 11/20/35 (A)	9,316	4,890
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.631%, 09/25/35 (A) (B)	4,954	3,716
Credit Suisse Mortgage Capital Certificates, Cl A3
5.467%, 09/15/39	6,382	5,466
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,045	5,043
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	129	129
CS First Boston Mortgage Securities, Cl A4
5.100%, 08/15/38 (A)	462	445
5.014%, 02/15/38 (A)	165	162
CS First Boston Mortgage Securities, Ser 2001-CK1, Cl A3
6.380%, 12/18/35	399	409
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	201	212
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	27	28
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	1,892	1,955

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	$343	$352
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.533%, 10/25/33 (A)	3,468	2,888
CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	419	427
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	147	142
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	282	283
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	5,505	4,801
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.681%, 06/20/34 (A)	1,089	810
DLJ Commercial Mortgage, Ser 2000- CKP1, Cl A1B
7.180%, 11/10/33	646	658
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004- AR2, Cl A2B
0.633%, 11/19/44 (A)	2,407	886
FFCA Secured Lending, Ser 1999-1A, IO
1.256%, 09/18/25 (A) (B)	4,033	80
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	341	273
First Union National Bank Commercial Mortgage, Cl A2
6.141%, 02/12/34	324	338
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	465	475
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	631	643
Fund America Investors II, Ser 1993- A, Cl A2
5.998%, 06/25/23 (A)	216	205
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	5,975	6,099
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	135	137
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	4,802	5,060
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,500	10,723
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 11/10/45 (A)	3,375	3,296
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.336%, 03/10/44 (A)	2,845	2,817

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (A)	$28	$28
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.670%, 05/10/40 (A)	417	431
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	2,432	2,474
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (A)	230	233
4.799%, 08/10/42 (A)	410	396
Greenwich Capital Commercial Funding, Cl A4
5.444%, 03/10/39	8,645	7,638
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (A)	395	402
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	5,500	5,583
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	2,213	2,096
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.116%, 08/10/09 (A)	9,153	8,345
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/15/18 (A) (B)	1,780	1,867
GS Mortgage Securities II, Ser 2005- GG4, Cl AABA
4.680%, 07/10/39	363	365
GS Mortgage Securities II, Ser 2006- GG8, Cl A4
5.560%, 11/10/39	9,500	8,318
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	67	66
GSR Mortgage Loan Trust, Cl 3A5
4.695%, 07/25/35 (A)	7,000	4,297
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.476%, 10/25/33 (A)	3,578	3,308
Harborview Mortgage Loan Trust, Ser 2005-1, Cl X, IO
2.692%, 03/19/35	11,752	393
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
2.437%, 10/19/35 (A)	20,459	665
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.183%, 05/15/31 (A)	99	101
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.581%, 08/25/36 (A)	829	659
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.158%, 11/01/37 (A)	1,563	1,084
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (A)	8,394	4,367

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JP Morgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	$12,253	$4,506
JP Morgan Chase Commercial Mortgage Securities, Cl A1
5.017%, 02/12/51	43	44
JP Morgan Chase Commercial Mortgage Securities, Cl A2
5.633%, 12/05/27 (B)	1,211	1,195
JP Morgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	2,674	2,585
JP Morgan Chase Commercial Mortgage Securities, Cl A4
5.481%, 12/12/44 (A)	750	722
5.377%, 06/12/41 (A)	201	202
JP Morgan Chase Commercial Mortgage Securities, Ser 2001- CIB2, Cl A3
6.429%, 04/15/35	4,000	4,166
JP Morgan Chase Commercial Mortgage Securities, Ser 2002- CIB5, Cl A2
5.161%, 10/12/37	460	474
JP Morgan Chase Commercial Mortgage Securities, Ser 2003- PM1A, Cl A4
5.326%, 11/12/08 (A)	144	147
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A4
4.918%, 10/15/42 (A)	442	425
JP Morgan Chase Commercial Mortgage Securities, Ser 2006- LDP7
6.051%, 08/15/09 (A)	628	644
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A2
5.746%, 02/12/49 (A)	231	237
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/51 (A)	3,030	2,624
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AM
6.062%, 02/15/51 (A)	1,855	1,244
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A3
5.420%, 01/15/49	10,000	8,436
JP Morgan Chase Commercial Mortgage Securities, Ser CIB4, Cl A3
6.162%, 05/12/34	1,851	1,949
JP Morgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (A)	167	167
JP Morgan Mortgage Trust, Ser 2000- 1-CIBC, Cl A3
6.260%, 03/15/33	435	447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JP Morgan Mortgage Trust, Ser 2005- A3, Cl 11A2
4.495%, 11/25/08 (A)	$10,900	$7,814
JP Morgan Mortgage Trust, Ser 2006- A2, Cl 2A2
5.756%, 11/25/08 (A)	12,600	9,171
JP Morgan Mortgage Trust, Ser 2006- A3, Cl 3A4
5.731%, 05/25/36 (A)	13,560	10,666
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	294	286
LB-UBS Commercial Mortgage Trust, Cl A4
4.563%, 09/15/26	342	351
4.166%, 05/15/32	197	195
LB-UBS Commercial Mortgage Trust, Cl AAB
5.403%, 02/15/40	144	138
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	1,180	1,234
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	631	650
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	205	202
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	554	547
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/40 (A)	1,055	713
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,625	3,296
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,874	1,895
Merrill Lynch
5.439%, 02/12/39 (A)	829	841
7.430%, 09/01/22	3	3
Merrill Lynch, Cl AM
5.856%, 09/12/49 (A)	2,090	1,497
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	3,589	3,493
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (A)	433	436
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	2,480	2,346
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (A)	613	622
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	7,000	6,187
MLCC Mortgage Investors, Ser 2004- B, Cl A3
2.537%, 05/25/29 (A)	838	748

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Cl A31
5.439%, 02/12/44	$410	$406
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	2,314	2,258
Morgan Stanley Capital I, Cl AM
5.360%, 11/12/41	2,090	1,721
Morgan Stanley Capital I
5.385%, 03/12/44 (A)	944	910
5.168%, 01/14/42	232	229
Morgan Stanley Capital I, Cl A2
5.374%, 03/12/44	1,945	1,977
4.070%, 05/15/40	154	150
Morgan Stanley Capital I, Cl A4
5.402%, 06/15/38 (A)	1,480	1,486
5.270%, 06/13/41 (A)	363	364
4.520%, 12/13/41	73	74
Morgan Stanley Capital I, Ser 2003- T11, Cl A4
5.150%, 06/13/41	768	788
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	1,542	1,569
Morgan Stanley Capital I, Ser 2005- HQ6, Cl A4A
4.989%, 08/13/42	4,408	4,267
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.355%, 11/14/42 (A)	802	819
Morgan Stanley Capital I, Ser 2005- T17, Cl A5
4.780%, 12/13/41	241	237
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (A)	2,500	2,449
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/49 (A)	4,500	3,792
Morgan Stanley Dean Witter Capital I, Cl A2
4.740%, 11/13/36	460	468
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	226	238
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	189	198
Morgan Stanley Dean Witter Capital I, Ser 2000-LIFE, Cl A2
7.570%, 11/15/36 (A)	135	135
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	1,865	1,952
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,439	1,463
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.341%, 02/25/47 (A)	324	244
Nomura Asset Securities, Ser 1998- D6, Cl A1C
6.690%, 03/15/30	1,646	1,748

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RBS Greenwhich Capital Mortgage Pass – Through Certificates, Ser 2007-B, Cl 1A4
0.681%, 01/25/37 (A)	$4,514	$2,220
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	549	528
Residential Asset Securitization Trust, Cl A1
5.000%, 08/25/19	840	794
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.362%, 12/25/34 (A)	1,078	854
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	1,064	1,083
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	5,184	5,434
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	652	668
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19, Cl 1A1
0.551%, 10/25/35 (A)	1,724	1,038
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.627%, 08/25/15 (A)	10,298	5,264
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.431%, 10/25/36 (A)	4,696	2,461
Structured Asset Securities, Cl A
0.581%, 03/25/35 to 04/25/35 (A) (B)	5,213	3,993
Structured Asset Securities, Cl 1A
0.581%, 06/25/35 (A) (B)	2,612	1,959
Structured Asset Securities, Ser 2005- 17, Cl 5A1
5.500%, 10/25/35	3,027	2,714
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.200%, 08/30/37 (A)	4,921	3,930
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.198%, 09/25/37 (A)	5,018	4,010
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	2,521	2,654
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	1,202	1,266
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (A)	463	461
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	168	169
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	681	681
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	467	447

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass- Through Certificates, Cl 1A
1.424%, 10/25/46 (A)	$4,042	$2,178
Washington Mutual Mortgage Pass- Through Certificates, Cl 1A1
5.673%, 02/25/37 (A)	3,479	2,214
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003- MS1, Cl 1A
5.000%, 02/25/18	1,008	1,013
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR13, Cl A1A1
0.521%, 10/25/47 (A)	4,154	2,975
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR15, Cl A1A2
0.511%, 11/25/47 (A)	6,313	3,703
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR16, Cl 1A4A
5.090%, 12/25/35 (A)	12,955	10,222
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR19, Cl A1A2
0.521%, 12/25/45 (A)	5,943	3,777
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR5, Cl A6
4.670%, 05/25/35 (A)	9,220	6,552
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007- OA6, Cl 1A
1.442%, 07/25/47 (A)	8,773	4,483
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.527%, 06/25/34 (A)	3,906	3,742

		400,310

Total Mortgage-Backed Securities (Cost $1,213,821) ($ Thousands)		1,191,403

CORPORATE OBLIGATIONS — 34.1%

Consumer Discretionary — 1.3%
American Achievement
8.250%, 04/01/12 (B)	900	898
Boyd Gaming
7.125%, 02/01/16 (C)	350	304
6.750%, 04/15/14 (C)	570	514
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	892	1,144
Comcast
6.500%, 01/15/17 (C)	720	797
6.500%, 01/15/15	985	1,104
5.450%, 11/15/10	525	543
5.300%, 01/15/14	2,340	2,497
Comcast Cable Communications
6.750%, 01/30/11 (C)	2,310	2,438
Comcast Cable Communications
8.375%, 03/15/13	1,194	1,376
COX Communications
4.625%, 06/01/13	805	837

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Daimler Finance LLC
7.300%, 01/15/12	$1,400	$1,522
6.500%, 11/15/13	1,320	1,447
DISH DBS
7.875%, 09/01/19	690	724
Eastman Kodak
7.250%, 11/15/13	1,420	1,172
Echostar DBS
7.750%, 05/31/15	220	230
General Motors
8.250%, 07/15/23 (C) (D)	3,100	822
Grupo Televisa
6.625%, 01/15/40 (B)	1,005	994
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (D)	1,010	418
Lamar Media, Ser B
6.625%, 08/15/15	150	144
MGM Mirage
8.500%, 09/15/10	10	10
7.625%, 01/15/17	440	342
News America
6.900%, 08/15/39 (B)	510	556
6.650%, 11/15/37	180	190
6.200%, 12/15/34	65	65
River Rock Entertainment Authority
9.750%, 11/01/11	930	877
Station Casinos
7.750%, 08/15/16 (C) (D)	1,495	234
Sun Media
7.625%, 02/15/13	470	428
Thomson Reuters
5.950%, 07/15/13	552	604
Time Warner
7.700%, 05/01/32	835	981
6.875%, 05/01/12	2,225	2,436
Time Warner Cable
8.750%, 02/14/19	210	256
8.250%, 04/01/19	4,895	5,830
7.300%, 07/01/38	480	532
6.750%, 06/15/39	920	963
Time Warner Entertainment
8.375%, 07/15/33	60	72

		34,301

Consumer Staples — 1.0%
Altria Group
9.700%, 11/10/18	1,670	2,068
Anheuser-Busch
5.050%, 10/15/16	940	960
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	1,866	2,185
5.375%, 01/15/20 (B)	1,580	1,612
CVS Caremark
9.350%, 01/10/23 (B)	8,600	8,380
Diageo Capital
7.375%, 01/15/14	4,870	5,634
Dr Pepper Snapple Group
6.820%, 05/01/18	1,470	1,649
General Mills
6.000%, 02/15/12	750	810
HJ Heinz
5.350%, 07/15/13	510	548

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reynolds American
6.750%, 06/15/17	$1,260	$1,305

		25,151

Energy — 4.5%
Anadarko Finance, Ser B
7.500%, 05/01/31	860	965
6.750%, 05/01/11	20	21
Anadarko Petroleum
8.700%, 03/15/19	1,317	1,638
6.450%, 09/15/36 (C)	3,570	3,728
Apache
6.000%, 09/15/13	2,570	2,844
Baker Hughes
7.500%, 11/15/18	3,110	3,713
Canadian Natural Resources
5.850%, 02/01/35	800	783
5.700%, 05/15/17	265	283
Cenovus Energy
5.700%, 10/15/19 (B)	915	955
Chesapeake Energy
7.250%, 12/15/18	660	665
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	109
7.500%, 05/15/15	1,205	1,196
Conoco Funding
7.250%, 10/15/31	50	58
6.350%, 10/15/11	920	1,001
ConocoPhillips
5.900%, 10/15/32	1,090	1,112
5.900%, 05/15/38	1,790	1,835
ConocoPhillips Holding
6.950%, 04/15/29	1,060	1,202
El Paso
6.950%, 06/01/28	6,750	5,789
El Paso Performance-Linked Trust
7.750%, 07/15/11 (B)	3,830	3,926
Energy Transfer Partners
9.000%, 04/15/19	1,095	1,305
8.500%, 04/15/14	744	859
6.700%, 07/01/18	2,220	2,377
Enterprise Products Operating
9.750%, 01/31/14	4,150	4,953
GAZ Capital
6.212%, 11/22/16 (B)	220	212
Hess
7.875%, 10/01/29	1,070	1,283
7.300%, 08/15/31	4,130	4,693
Husky Energy
7.250%, 12/15/19	991	1,145
5.900%, 06/15/14	577	629
Kerr-McGee
7.875%, 09/15/31	820	956
6.950%, 07/01/24	450	487
Kinder Morgan
6.500%, 09/01/12	2,540	2,642
Kinder Morgan Energy Partners
7.125%, 03/15/12	90	98
6.950%, 01/15/38	150	160
6.750%, 03/15/11	450	476
6.000%, 02/01/17	2,145	2,252
5.850%, 09/15/12	1,145	1,232
5.000%, 12/15/13 (C)	720	756

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Occidental Petroleum
7.000%, 11/01/13	$4,000	$4,596
OPTI Canada
8.250%, 12/15/14	700	577
7.875%, 12/15/14	880	722
Peabody Energy, Ser B
6.875%, 03/15/13	60	61
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,587
Petrobras International Finance
7.875%, 03/15/19	1,209	1,394
6.875%, 01/20/40	810	832
6.125%, 10/06/16	725	777
5.750%, 01/20/20	504	513
Petro-Canada
6.800%, 05/15/38	365	402
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (B) (C)	1,185	1,241
4.500%, 09/30/12 (B)	1,055	1,091
SandRidge Energy
9.875%, 05/15/16 (B)	870	916
SemGroup L.P.
8.750%, 11/15/15 (B) (D)	500	35
Shell International Finance BV
4.000%, 03/21/14	1,845	1,925
Southern Natural Gas
8.000%, 03/01/32	170	196
Southern Union
8.250%, 11/15/29	1,315	1,468
Suburban Propane Partners
6.875%, 12/15/13	735	735
Suncor Energy
6.500%, 06/15/38 (C)	1,125	1,182
Tennessee Gas Pipeline
7.625%, 04/01/37	830	932
Tosco
8.125%, 02/15/30	400	483
Total Capital
3.125%, 10/02/15	2,240	2,212
Transocean
6.000%, 03/15/18	350	374
Valero Energy
10.500%, 03/15/39	1,750	2,248
9.375%, 03/15/19	3,921	4,664
6.625%, 06/15/37	1,125	1,056
Williams
8.750%, 03/15/32	2,340	2,800
7.875%, 09/01/21	5,245	6,016
7.750%, 06/15/31	1,880	2,062
7.625%, 07/15/19	1,100	1,233
Williams, Ser A
7.500%, 01/15/31	1,090	1,176
XTO Energy
7.500%, 04/15/12	850	948
6.750%, 08/01/37	310	365
5.500%, 06/15/18	2,030	2,165

		107,322

Financials — 18.0%
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	2,510	2,505
Aiful
5.000%, 08/10/10 (B)	1,140	981

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allied World Assurance Holdings
7.500%, 08/01/16	$2,500	$2,669
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,410	1,505
American Express
8.150%, 03/19/38	752	941
7.250%, 05/20/14 (C)	873	985
6.800%, 09/01/66 (A)	2,010	1,799
6.150%, 08/28/17	1,200	1,254
American Express Credit MTN
5.125%, 08/25/14	2,100	2,213
American General Finance MTN
6.900%, 12/15/17	2,820	1,958
American Honda Finance
5.100%, 03/27/12 (B)	1,685	1,751
American International Group
6.250%, 03/15/37	2,560	1,408
5.850%, 01/16/18	4,340	3,561
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	390	359
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	130	90
BAC Capital Trust XV
1.056%, 06/01/56 (A)	5,715	3,663
Bank of America MTN
7.375%, 05/15/14	2,470	2,803
6.500%, 08/01/16	2,250	2,419
6.000%, 09/01/17	750	778
5.750%, 12/01/17	3,640	3,727
5.420%, 03/15/17	4,300	4,245
Bank of New York Mellon MTN
5.125%, 08/27/13	900	972
Bank One
7.875%, 08/01/10	995	1,037
Barclays Bank
6.050%, 12/04/17 (B)	1,230	1,252
5.200%, 07/10/14	630	668
5.000%, 09/22/16	1,275	1,303
Barnett Capital III
0.906%, 02/01/27 (A)	425	288
Barrick International Bank
6.350%, 10/15/36 (B)	805	818
Bear Stearns
7.250%, 02/01/18	6,660	7,645
6.950%, 08/10/12	580	648
6.400%, 10/02/17	500	545
5.350%, 02/01/12	3,280	3,485
4.650%, 07/02/18	995	959
4.500%, 10/28/10	1,470	1,518
Berkshire Hathaway Finance
5.400%, 05/15/18	830	867
Boeing Capital
4.700%, 10/27/19	490	478
BP Capital Markets
5.250%, 11/07/13	680	741
3.875%, 03/10/15	3,545	3,642
3.875%, 03/10/15	210	216
Capital One Bank USA
8.800%, 07/15/19	855	1,010
Capital One Financial
7.375%, 05/23/14	1,470	1,664

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Caterpillar Financial Services MTN
6.200%, 09/30/13	$3,650	$4,067
Chase Capital VI
0.906%, 08/01/28 (A)	2,500	1,781
Citigroup
8.125%, 07/15/39 (C)	2,332	2,632
6.875%, 03/05/38 (C)	6,555	6,542
6.500%, 08/19/13	1,310	1,396
6.375%, 08/12/14 (C)	1,115	1,167
6.125%, 05/15/18 (C)	3,835	3,856
6.010%, 01/15/15	660	674
5.875%, 02/22/33	1,685	1,421
5.500%, 02/15/17	2,350	2,224
5.500%, 04/11/13	2,683	2,782
5.000%, 09/15/14	3,245	3,128
0.527%, 06/09/16 (A)	3,650	2,933
Citigroup Capital III
7.625%, 12/01/36	1,500	1,121
Citigroup Capital XXI
8.300%, 12/21/57 (A)	1,250	1,203
Citigroup Funding
1.875%, 10/22/12	2,165	2,157
Commonwealth Bank of Australia
5.000%, 10/15/19 (B) (C)	1,480	1,470
3.750%, 10/15/14 (B)	2,090	2,095
Countrywide Financial MTN
6.250%, 05/15/16	1,080	1,098
5.800%, 06/07/12	2,745	2,914
Countrywide Financial , Cl A
0.493%, 10/15/28 (A)	110	80
Countrywide Home Loans MTN
4.000%, 03/22/11	2,100	2,145
Credit Agricole
8.375%, 12/31/49 (A) (B) (C)	2,460	2,608
Credit Suisse New York
6.000%, 02/15/18	4,430	4,635
5.000%, 05/15/13	4,638	4,946
Credit Suisse NY
5.500%, 05/01/14	3,000	3,256
5.300%, 08/13/19	585	601
Credit Suisse USA
4.875%, 08/15/10	2,210	2,270
Depfa ACS Bank
5.125%, 03/16/37 (B)	3,000	2,205
Deutsche Bank
4.875%, 05/20/13	1,830	1,944
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (A) (B)	2,760	2,001
East Lane Re
6.281%, 05/06/11 (A) (B)	650	634
Export-Import Bank of Korea
5.875%, 01/14/15	1,255	1,347
5.500%, 10/17/12	772	821
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (B)	3,540	3,689
Farmers Exchange Capital
7.050%, 07/15/28 (B)	1,434	1,249
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	3,017	2,917
First Industrial L.P. MTN
7.500%, 12/01/17	970	760

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fleet Capital Trust II
7.920%, 12/11/26	$1,050	$990
Ford Motor Credit LLC
8.000%, 12/15/16	2,680	2,684
5.700%, 01/15/10	220	220
5.504%, 06/15/11 (A)	3,863	3,824
Forest City Enterprises
6.500%, 02/01/17	270	205
General Electric Capital MTN
6.375%, 11/15/19 (A)	5,870	5,092
6.000%, 08/07/19	710	737
5.900%, 05/13/14	2,800	3,027
5.875%, 01/14/38	1,300	1,204
5.625%, 05/01/18 (C)	7,235	7,426
5.450%, 01/15/13	20	21
0.658%, 05/05/26 (A)	3,500	2,954
0.514%, 09/15/14 (A)	4,000	3,774
0.399%, 03/20/14 (A)	1,900	1,765
Glitnir Banki HF
7.451%, 09/14/16 (B) (D)	400	—
6.693%, 06/15/16 (B) (D)	3,960	—
6.375%, 09/25/12 (B) (D)	2,330	489
6.330%, 07/28/11 (B) (D)	1,980	416
GMAC
6.875%, 09/15/11 (B)	2,735	2,694
1.750%, 10/30/12	2,010	1,997
GMAC LLC
7.750%, 01/19/10 (B)	2,633	2,633
7.500%, 12/31/13 (B)	103	99
7.250%, 03/02/11 (B)	2,228	2,206
2.561%, 12/01/14 (A) (B)	2,234	1,798
Goldman Sachs Capital I
6.345%, 02/15/34	520	487
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	2,447	1,896
Goldman Sachs Group
7.500%, 02/15/19	2,864	3,339
6.750%, 10/01/37	1,571	1,615
6.150%, 04/01/18	3,780	4,046
5.950%, 01/18/18	260	275
5.450%, 11/01/12	5,271	5,667
5.350%, 01/15/16	660	686
5.250%, 10/15/13	3,565	3,786
5.125%, 01/15/15	729	766
4.500%, 06/15/10	1,000	1,018
0.784%, 01/12/15 (A)	1,750	1,670
0.683%, 07/22/15 (A)	500	444
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,330	865
HBOS PLC
6.750%, 05/21/18 (B)	2,100	1,949
HCP
6.700%, 01/30/18 ‡	406	394
6.300%, 09/15/16 ‡	354	345
6.000%, 01/30/17 ‡	4,231	3,982
5.650%, 12/15/13 ‡	1,169	1,171
Highwoods Properties
7.500%, 04/15/18 ‡	1,142	1,112
HSBC Finance
8.000%, 07/15/10	3,475	3,601
4.625%, 09/15/10	650	666
HSBC Holdings PLC
6.800%, 06/01/38	600	651

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ICICI Bank
6.375%, 04/30/22 (A) (B)	$1,260	$1,131
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B)	900	468
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	700	711
JP Morgan Chase Capital XIII
1.201%, 09/30/34 (A)	1,000	705
JP Morgan Chase Capital XXV
6.800%, 10/01/37	1,109	1,105
JP Morgan Chase
7.900%, 10/30/08 (A)	1,900	1,960
6.400%, 05/15/38 (C)	2,250	2,477
6.300%, 04/23/19	2,694	2,964
6.000%, 01/15/18	225	242
5.750%, 01/02/13	3,785	4,037
5.375%, 10/01/12	676	731
4.750%, 05/01/13	510	539
JP Morgan Chase Bank
6.000%, 10/01/17	1,753	1,877
0.584%, 06/13/16 (A)	1,300	1,185
Kaupthing Bank MTN
7.625%, 02/28/15 (B) (D)	8,810	2,181
7.125%, 05/19/16 (B) (D)	1,350	—
5.750%, 10/04/11 (B) (D)	960	238
Landsbanki Islands
6.100%, 08/25/11 (B) (D)	5,570	251
Lazard Group
7.125%, 05/15/15	1,627	1,689
6.850%, 06/15/17	1,602	1,612
LBG Capital No 1 MTN
8.000%, 12/15/49 (A)	5,850	4,504
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (A) (D) (E)	3,977	785
11.000%, 11/07/16 (A) (D) (E)	4,283	846
8.910%, 02/16/17 (D) (E)	2,370	468
6.750%, 12/28/17 (D)	4,320	1
6.200%, 09/26/14 (D)	1,160	226
5.250%, 02/06/12 (D)	1,220	238
Lehman Brothers Holdings Capital Trust V MTN
5.857%, 11/29/49 (D)	4,280	1
Liberty Mutual Group
7.500%, 08/15/36 (B)	719	658
Mack-Cali Realty
7.750%, 08/15/19 ‡	375	388
MBNA Capital A
8.278%, 12/01/26	1,450	1,399
Merna Reinsurance, Ser B
2.001%, 07/07/10 (A) (B)	3,750	3,694
Merrill Lynch
8.950%, 05/18/17 (A)	1,790	1,790
8.680%, 05/02/17 (A)	3,160	3,160
6.050%, 05/16/16	350	353
5.700%, 05/02/17	1,300	1,274
5.450%, 02/05/13	2,080	2,189
MetLife
7.717%, 02/15/19	2,850	3,349
6.400%, 12/15/36	570	499
MetLife Capital Trust IV
7.875%, 12/15/37 (B)	1,200	1,194

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	$1,800	$2,034
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	580	614
5.125%, 06/10/14 (B)	2,750	2,910
Morgan Stanley MTN
7.250%, 04/01/32	695	791
6.750%, 04/15/11	30	32
6.625%, 04/01/18	3,570	3,860
6.000%, 05/13/14	7,329	7,880
6.000%, 04/28/15	630	671
5.950%, 12/28/17	1,426	1,471
5.625%, 09/23/19	1,020	1,027
5.250%, 11/02/12	725	771
0.734%, 10/18/16 (A)	5,020	4,650
0.584%, 01/09/14 (A)	4,120	3,934
0.564%, 07/15/09 (A)	1,350	1,350
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	1,670	1,520
National Australia Bank
5.350%, 06/12/13 (B)	2,500	2,691
National Capital Trust II
5.486%, 12/29/49 (A) (B)	2,231	1,782
National City Bank MTN
5.800%, 06/07/17	1,290	1,290
0.625%, 06/07/17 (A)	6,200	5,500
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,440	1,927
5.810%, 06/15/09 (A) (B)	1,975	1,560
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,044
NIBC Bank MTN
2.800%, 12/02/14 (B)	1,725	1,679
Nordea Bank
3.700%, 11/13/14 (B) (C)	2,695	2,690
2.500%, 11/13/12 (B)	995	991
Pacific Life Global Funding
5.150%, 04/15/13 (B)	370	387
Power Receivables Financial
6.290%, 01/01/12	1,867	1,903
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,400	3,608
Prime Property Fund
5.600%, 06/15/11 (B)	1,384	1,317
5.500%, 01/15/14 ‡ (B)	1,850	1,515
Private Export Funding
3.050%, 10/15/14	425	422
Prudential Holdings
8.695%, 12/18/23 (B)	1,300	1,392
Rabobank Nederland
11.000%, 12/31/49 (A) (B)	1,810	2,207
Residential Capital
9.625%, 05/15/15	15	13
Resona Preferred Global Securities
7.191%, 07/30/49 (A) (B)	580	474
Royal Bank of Scotland Group MTN
7.640%, 09/29/17 (A)	1,000	540
6.400%, 10/21/19	1,830	1,824
5.050%, 01/08/15	660	572
5.000%, 11/12/13	520	467
5.000%, 10/01/14	360	318
Shinsei Finance Cayman
6.418%, 01/25/49 (A) (B)	3,690	2,149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Simon Property Group L.P.
5.750%, 12/01/15 ‡	$910	$928
5.600%, 09/01/11 ‡	690	720
SLM MTN
5.625%, 08/01/33	695	524
5.375%, 05/15/14	2,655	2,449
5.050%, 11/14/14	690	622
5.000%, 04/15/15	120	105
5.000%, 10/01/13	2,500	2,300
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	259	174
Svensk Exportkredit
3.250%, 09/16/14	2,465	2,465
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	1,450	1,499
TNK-BP Finance
7.500%, 07/18/16 (B)	1,170	1,199
6.625%, 03/20/17 (B)	280	274
Travelers
6.250%, 03/15/37 (A)	1,470	1,339
5.375%, 06/15/12	370	392
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,025
Ventas Realty L.P.
9.000%, 05/01/12 ‡	180	188
6.500%, 06/01/16 ‡	495	478
Wachovia
5.750%, 02/01/18	2,260	2,358
5.500%, 08/01/35	1,405	1,240
5.300%, 10/15/11	2,155	2,288
5.250%, 08/01/14	2,570	2,661
4.875%, 02/15/14	875	890
Wachovia Bank
6.000%, 11/15/17	4,700	4,920
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	2,230	1,706
WEA Finance
7.500%, 06/02/14 (B)	1,068	1,202
7.125%, 04/15/18 (B)	4,289	4,689
6.750%, 09/02/19 (B)	1,885	2,024
Wells Fargo Capital X
5.950%, 12/15/36	760	661
Wells Fargo Capital XV
9.750%, 12/31/49 (A) (C)	3,790	4,055
Westfield Capital
4.375%, 11/15/10 (B)	2,103	2,161
Westfield Group
5.400%, 10/01/12 (B)	898	953
Westpac Banking
4.875%, 11/19/19	750	740
2.250%, 11/19/12	1,820	1,816
Woodbourne Capital Trust I
1.346%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust II
1.346%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust III
1.346%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust IV
1.346%, 04/08/49 (A) (B)	625	131
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B)	4,272	3,888

		426,178

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Government — 0.0%
Brazilian Government International Bond
5.875%, 01/15/19	$505	$538
Qatar Government International Bond
6.400%, 01/20/40 (B)	420	422
5.250%, 01/20/20 (B)	670	675
4.000%, 01/20/15 (B)	420	421

		2,056

Health Care — 1.2%
Amgen
6.400%, 02/01/39	1,049	1,151
CareFusion
6.375%, 08/01/19 (B)	805	862
5.125%, 08/01/14 (B)	1,245	1,308
4.125%, 08/01/12 (B)	640	660
Coventry Health Care
5.950%, 03/15/17	1,119	1,015
FMC Finance III
6.875%, 07/15/17	600	595
GlaxoSmithKline Capital
5.650%, 05/15/18	1,870	2,017
HCA
9.625%, 11/15/16	15	16
7.500%, 11/15/95	3,800	3,002
6.250%, 02/15/13	119	116
5.750%, 03/15/14	3,090	2,905
Humana
7.200%, 06/15/18	870	890
Pfizer
5.350%, 03/15/15	1,742	1,904
Roche Holdings
6.000%, 03/01/19 (B)	1,410	1,549
Tenet Healthcare
8.875%, 07/01/19 (B)	1,695	1,830
7.375%, 02/01/13	336	337
UnitedHealth Group
6.875%, 02/15/38	1,211	1,252
6.000%, 06/15/17	860	900
WellPoint
6.800%, 08/01/12	1,000	1,103
5.875%, 06/15/17	2,190	2,256
5.250%, 01/15/16	465	469
Wyeth
5.950%, 04/01/37	2,680	2,795

		28,932

Industrials — 1.8%
American Airlines Pass Through Trust 2009-1A
10.375%, 07/02/19	2,000	2,220
Boeing
4.875%, 02/15/20	1,380	1,384
Burlington Northern Santa Fe
6.750%, 07/15/11	1,610	1,734
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	1,135	1,153
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	1,807	1,840
Complete Production Services
8.000%, 12/15/16	1,005	991
Continental Airlines
9.000%, 07/08/16	3,000	3,180

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Airlines, Ser 1997, Cl 4A
6.900%, 01/02/18	$1,552	$1,501
Continental Airlines, Ser 1999-2
7.256%, 03/15/20	2,822	2,766
Continental Airlines, Ser A
5.983%, 04/19/22 (C)	2,036	1,965
Delta Air Lines
6.821%, 08/10/22	1,663	1,588
6.619%, 03/18/11	256	256
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11 (C)	6,850	6,910
General Electric
5.000%, 02/01/13	1,140	1,206
Hutchison Whampoa International 09
4.625%, 09/11/15 (B)	2,400	2,421
JetBlue Airways 2004-2 G-1 Pass Through Trust
0.647%, 08/15/16 (A)	3,508	2,701
Kansas City Southern de Mexico
12.500%, 04/01/16	800	920
L-3 Communications
5.875%, 01/15/15	300	300
L-3 Communications, Ser B
6.375%, 10/15/15	220	221
RailAmerica
9.250%, 07/01/17	1,134	1,206
Reynolds Group Issuer
7.750%, 10/15/16 (B)	1,010	1,033
Systems 2001 Asset Trust
6.664%, 09/15/13 (B)	1,026	1,049
Teekay
8.875%, 07/15/11	1,785	1,850
Tyco International
6.875%, 01/15/21	1,056	1,185
United Air Lines
9.750%, 01/15/17	640	653
United Parcel Service
4.500%, 01/15/13 (C)	2,190	2,328

		44,561

Information Technology — 0.2%
Cisco Systems
5.900%, 02/15/39	303	306
5.500%, 01/15/40	1,400	1,339
4.450%, 01/15/20	1,535	1,506
Dell
5.875%, 06/15/19	468	495
Freescale Semiconductor
10.125%, 12/15/16	60	48
Hewlett-Packard
4.750%, 06/02/14	1,562	1,668

		5,362

Materials — 1.1%
Alcoa
6.000%, 07/15/13 (C)	2,860	3,013
Barrick
6.950%, 04/01/19 (C)	2,750	3,096
CodelCo
4.750%, 10/15/14 (B)	470	503
Dow Chemical
8.550%, 05/15/19	1,832	2,186
4.850%, 08/15/12	1,200	1,261
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,790	5,245

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PPG Industries
6.650%, 03/15/18	$435	$474
5.750%, 03/15/13	435	464
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	3,823
5.875%, 07/15/13	968	1,044
Rio Tinto Finance USA Ltd.
9.000%, 05/01/19	853	1,079
Steel Dynamics
6.750%, 04/01/15	810	803
Teck Resources
10.750%, 05/15/19	180	215
10.250%, 05/15/16	90	105
9.750%, 05/15/14	105	121
Vale Overseas
6.875%, 11/21/36	1,520	1,519
6.875%, 11/10/39	1,025	1,032
Westlake Chemicals
6.625%, 01/15/16 (C)	391	374

		26,357

Sovereign — 0.5%
Brazilian Government International Bond
5.625%, 01/07/41	540	509
Province of Ontario Canada
4.100%, 06/16/14	3,391	3,539
4.000%, 10/07/19	750	718
Republic of Korea
7.125%, 04/16/19	2,498	2,859
RSHB Capital
6.299%, 05/15/17 (B)	700	705
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	160	180
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (B)	2,290	2,272
United Mexican States MTN, Ser A
7.500%, 04/08/33	176	202
6.750%, 09/27/34	968	1,021

		12,005

Telecommunication Services — 2.1%
America Movil
5.625%, 11/15/17	440	456
5.000%, 10/16/19 (B)	1,599	1,563
AT&T
6.500%, 09/01/37 (C)	1,380	1,430
6.450%, 06/15/34	625	637
5.500%, 02/01/18	1,360	1,419
5.100%, 09/15/14 (C)	2,200	2,366
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,582
BellSouth
4.750%, 11/15/12 (C)	170	182
British Telecommunications
9.625%, 12/15/30	807	1,028
British Telecommunications PLC
9.125%, 12/15/10 (F)	1,250	1,339
Cellco Partnership
8.500%, 11/15/18	870	1,079
7.375%, 11/15/13	2,558	2,938
5.550%, 02/01/14	416	452
3.750%, 05/20/11 (C)	2,895	2,985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citizens Communications
7.125%, 03/15/19	$170	$161
Cricket Communications
7.750%, 05/15/16	840	838
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,039
France Telecom
7.750%, 03/01/11	674	722
Intelsat
9.250%, 08/15/14	280	288
Intelsat Jackson Holdings
9.500%, 06/15/16	180	193
8.500%, 11/01/19 (B)	250	257
Koninklijke
8.000%, 10/01/10	650	683
Level 3 Financing
9.250%, 11/01/14	395	373
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,802
Qwest
7.500%, 10/01/14	1,416	1,471
Rogers Communications
7.875%, 05/01/12	550	617
6.800%, 08/15/18	450	505
6.750%, 03/15/15	1,015	1,147
6.375%, 03/01/14	1,916	2,121
5.500%, 03/15/14	406	435
Sprint Capital
8.750%, 03/15/32	660	622
8.375%, 03/15/12	745	775
6.900%, 05/01/19	100	92
Telecom Italia Capital
6.999%, 06/04/18 (C)	2,080	2,289
6.200%, 07/18/11	1,730	1,831
5.250%, 10/01/15	90	94
5.250%, 11/15/13	790	831
4.950%, 09/30/14	1,250	1,295
Telefonica Emisiones
5.984%, 06/20/11	840	888
Telefonica Europe
7.750%, 09/15/10	1,925	2,014
Verizon Communications
6.100%, 04/15/18	2,095	2,277
5.500%, 02/15/18 (C)	1,920	2,004
Verizon New Jersey, Ser A
7.850%, 11/15/29	1,135	1,207
5.875%, 01/17/12	2,175	2,317
Verizon New York, Ser A
6.875%, 04/01/12	660	718
Virgin Media Finance PLC
9.125%, 08/15/16	70	74
Vodafone Group PLC
5.350%, 02/27/12 (C)	400	427

		52,863

Utilities — 2.4%
AES
8.000%, 10/15/17 (C)	835	861
Aquila
11.875%, 07/01/12	2,535	2,935
Baltimore Gas & Electric
6.125%, 07/01/13	360	389

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Calpine Construction Finance
8.000%, 06/01/16 (B)	$975	$1,004
Dominion Resources
8.875%, 01/15/19	2,275	2,835
4.750%, 12/15/10	935	963
DPL
6.875%, 09/01/11	1,243	1,328
Duke Energy
6.300%, 02/01/14	998	1,097
Duke Energy Carolinas
6.250%, 01/15/12	2,000	2,162
5.625%, 11/30/12	1,470	1,605
Edison Mission Energy
7.750%, 06/15/16	500	425
7.625%, 05/15/27	420	285
Enel Finance International
6.000%, 10/07/39 (B)	870	875
5.125%, 10/07/19 (B)	650	654
Energy Future Holdings
11.250%, 11/01/17	13,484	9,540
10.875%, 11/01/17	40	33
Exelon
5.625%, 06/15/35	2,720	2,460
Exelon Generation
6.250%, 10/01/39	615	627
5.200%, 10/01/19	305	305
FirstEnergy Solutions
6.800%, 08/15/39	465	470
6.050%, 08/15/21	1,125	1,135
4.800%, 02/15/15	365	373
FirstEnergy, Ser B
6.450%, 11/15/11	23	25
FirstEnergy, Ser C
7.375%, 11/15/31	2,995	3,246
Florida Power
6.400%, 06/15/38	240	262
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	2,736
Nevada Power, Ser A
8.250%, 06/01/11	2,185	2,362
Nisource Finance
6.800%, 01/15/19	2,261	2,418
NRG Energy
7.250%, 02/01/14	1,610	1,630
Oncor Electric Delivery
6.800%, 09/01/18	2,000	2,222
Pacific Gas & Electric
8.250%, 10/15/18	210	256
6.050%, 03/01/34	2,110	2,203
5.800%, 03/01/37	800	811
Pacificorp
5.650%, 07/15/18	605	650
Power Contract Financing
6.256%, 02/01/10 (B)	508	509
Progress Energy
6.850%, 04/15/12	511	555
Public Service of New Mexico
7.950%, 05/15/18	1,805	1,890
PVNGS II Funding
8.000%, 12/30/15	2,322	2,504
Sempra Energy
9.800%, 02/15/19	200	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
South Carolina Electric & Gas
6.500%, 11/01/18	$215	$243
Southern California Edison
6.000%, 01/15/34	1,505	1,586
Texas-New Mexico Power
9.500%, 04/01/19 (B)	2,880	3,542

		62,261

Total Corporate Obligations (Cost $838,574) ($ Thousands)		827,349

ASSET-BACKED SECURITIES — 6.4%

Automotive — 0.1%
Bank of America Auto Trust, Cl A4
3.030%, 10/15/16 (B)	572	580
2.670%, 12/15/16 (B)	894	887
Daimler Chrysler Auto Trust, Ser 2008-B
1.165%, 07/08/11 (A)	24	24
Harley-Davidson Motorcycle Trust, Cl A4
3.320%, 02/15/17	379	385
2.540%, 04/15/17	482	481
2.400%, 07/15/14	342	340
Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A3A
4.250%, 02/15/13	747	763
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	951	992
Hertz Vehicle Financing, Cl A2
5.290%, 03/25/16 (B)	1,570	1,566
Hyundai Auto Receivables Trust, Cl A4
3.150%, 03/15/16	382	387
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	515	547
Triad Auto Receivables Owner Trust, Ser 2006-B, Cl A3
5.410%, 08/12/11	133	133
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	530	564

		7,649

Credit Cards — 0.8%
BA Credit Card Trust, Cl A11
0.263%, 04/15/16 (A)	1,207	1,161
BA Credit Card Trust, Cl A4
0.273%, 11/15/19 (A)	4,409	4,021
Capital One Multi-Asset Execution
Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	2,398	2,574
Citibank Credit Card Issuance Trust, Cl A5
4.850%, 04/22/15	670	718
2.250%, 12/23/14	4,124	4,075
Discover Card Master Trust, Cl A1
1.533%, 12/15/14 (A)	693	696
Discover Card Master Trust I, Ser 2006-3, Cl A1
0.263%, 03/15/14 (A)	722	713

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MBNA Master Credit Card Trust, Ser 1997-B , Cl A
0.393%, 08/15/14 (A)	$1,416	$1,388
Nordstrom Private Label Credit Card Master Note Trust, Cl A
0.293%, 05/15/15 (A) (B)	804	757
Target Credit Card Master Trust, Cl A
0.291%, 10/27/14 (A)	2,177	2,149

		18,252

Mortgage Related Securities — 1.5%
ABS Home Equity Loan Trust, Ser 2007-HE3, Cl A1
0.773%, 11/25/31 (A)	395	305
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.501%, 04/25/28 (A)	89	57
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.471%, 03/25/30 (A)	3,547	1,223
Asset-Backed Securities Home Equity, Ser 2003-HE4, Cl M2
3.233%, 08/15/33 (A)	161	54
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	4,777	4,263
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.331%, 03/25/37 (A)	3,550	3,154
BNC Mortgage Loan Trust, Ser 2007- 1, Cl M1
0.471%, 03/25/37 (A)	6,300	61
Centex Home Equity, Ser 2006-A, Cl AV4
0.481%, 06/25/36 (A)	4,917	2,386
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.271%, 12/25/36 (A)	305	257
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	1,295	1,217
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	8	8
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	13	13
Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (A)	2,051	930
EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
0.701%, 05/25/39 (A) (B)	1,564	1,179
LB-UBS Commercial Mortgage Trust, Ser 200-C4, Cl A2
7.370%, 08/15/26	192	195
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.271%, 01/25/37 (A)	144	136
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.236%, 04/25/33 (A)	81	29
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.281%, 12/25/36 (A)	130	126

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV2
0.361%, 06/25/37 (A)	$5,500	$3,438
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.831%, 01/25/32 (A)	357	282
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.371%, 01/25/37 (A)	9,500	3,424
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.481%, 07/25/37 (A)	4,574	1,535
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	1,414	1,177
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.391%, 01/25/37 (A)	6,450	2,253
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.311%, 06/25/37 (A)	2,300	1,869
Terwin Mortgage Trust, Ser 2005- 9HG3, Cl A1
4.000%, 08/25/35 (A) (B)	564	523
Terwin Mortgage Trust, Ser 2006- 2HGS, Cl A1
3.768%, 03/25/37 (A) (B)	3,850	551
Terwin Mortgage Trust, Ser 2006-4SL, Cl A1
4.500%, 05/25/37 (A) (B)	3,768	595
Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
4.500%, 07/25/37 (A)	3,389	343
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.491%, 03/25/36 (A) (B)	449	287
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (A) (B)	320	43

		31,913

Other Asset-Backed Securities — 4.0%
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	3,622
Carrington Mortgage Loan Trust, Ser 2007-RFC1, Cl A1
0.281%, 07/27/09 (A)	2,702	2,319
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2002-1, Cl 2A2
0.731%, 03/25/32 (A)	1,396	825
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,721
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	1,039	960
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	1,226	955
Countrywide Asset-Backed Certificates, Cl 2A2
1.031%, 10/25/47 (A)	5,386	3,440

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.831%, 06/25/33 (A)	$38	$29
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	6,450	2,860
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.691%, 10/25/35 (A)	5,150	4,537
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.491%, 09/25/46 (A)	10,450	441
Countrywide Home Equity Loan Trust, Cl 2A1B
0.383%, 11/15/36 (A)	295	221
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.533%, 02/15/34 (A)	1,107	505
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.473%, 12/15/35 (A)	1,966	679
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.983%, 11/15/28 (A)	11,022	7,791
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	692	645
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.321%, 04/25/37 (A)	1,889	1,612
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,358	1,164
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.713%, 08/15/25 (A) (B)	3,897	1,364
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2005- FF10, Cl A4
0.551%, 11/25/35 (A)	6,322	4,864
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2006-FFA, Cl A3
0.351%, 09/25/26 (A)	4,443	737
First Horizon ABS Trust, Ser 2004- HE2, Cl A
0.451%, 02/25/34 (A)	1,473	783
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	246	246
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	759	766
GSAMP Trust, Cl A
0.531%, 05/25/36 (A) (B)	663	457
GSAMP Trust, Ser 2003-SEA, Cl A1
0.631%, 02/25/33 (A)	2,978	1,668
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.521%, 11/25/35 (A)	5,280	4,045

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.531%, 11/25/35 (A)	$4,453	$2,799
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.561%, 05/25/46 (A)	5,569	768
Lehman XS Trust, Ser 2007-1, Cl WF1
7.000%, 01/25/37	2,373	1,367
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.351%, 05/25/37 (A)	7,936	4,558
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.581%, 05/25/37 (A) (B)	8,174	3,515
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.461%, 07/25/36 (A)	277	201
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,005	1,970
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.631%, 03/25/37 (A)	3,010	23
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.531%, 02/25/37 (A)	6,122	93
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	3,415	3,053
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.421%, 07/25/17 (A)	557	260
Nelnet Student Loan Trust, Ser 2008- 4, Cl A4
1.762%, 04/25/24 (A)	2,740	2,861
Oncor Electric Delivery Transition Bond, Ser 2003-1, Cl A2
4.030%, 02/15/12	534	536
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.326%, 12/25/33 (A)	188	109
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.911%, 03/25/33 (A)	60	38
Saco I, Ser 2005-9, Cl A1
0.481%, 12/25/35 (A)	829	191
Saco I, Ser 2005-WM3, Cl A1
0.751%, 09/25/35 (A)	866	214
Saco I, Ser 2006-6, Cl A1
0.361%, 06/25/36 (A)	2,469	435
SLC Student Loan Trust, Cl A4A
1.854%, 12/15/32 (A)	3,197	3,349
SLC Student Loan Trust, Ser 2006-2, Cl B
0.484%, 12/15/39 (A)	5,250	3,847
SLM Student Loan Trust, Cl A4L
0.404%, 09/17/18 (A)	240	238
SLM Student Loan Trust
1.382%, 10/25/16 (A)	436	443
SLM Student Loan Trust, Cl A4
1.982%, 07/25/23 (A)	1,898	1,984
0.474%, 12/15/17 (A)	216	215
0.454%, 12/17/18 (A)	187	185

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-9, Cl B
0.512%, 01/25/41 (A)	$4,000	$2,977
SLM Student Loan Trust, Ser 2006-C, Cl C
0.644%, 12/15/39 (A)	4,000	346
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.382%, 10/25/14 (A)	1,285	1,295
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.932%, 07/25/22 (A)	724	754
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	1,259	1,304
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.231%, 06/25/33 (A)	101	61
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.321%, 03/25/37 (A)	3,871	3,628
Structured Asset Securities, Ser 2007- BC4, Cl A3
0.486%, 11/25/37 (A)	4,117	3,841
Structured Asset Securities, Ser 2007- TC1, Cl A
0.531%, 04/25/31 (A) (B)	422	285
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.333%, 06/15/12 (A)	733	726

		97,725

Total Asset-Backed Securities (Cost $241,781) ($ Thousands)		155,539

LOAN PARTICIPATIONS — 1.1%

Allison Transmission
3.040%, 08/07/14	227	209
3.030%, 08/07/14	159	146
2.990%, 08/07/14	559	512
Aramark
2.158%, 01/26/14	396	374
1.875%, 01/26/14	20	18
0.120%, 01/26/14	29	27
Charter, Term B Loan
2.260%, 03/15/14	1,474	1,380
Chrysler Financial, Term B Loan
4.240%, 08/03/12	978	952
CMP Susquehanna
2.250%, 05/05/13	933	687
DAE Aviation, Tranche B-1
4.040%, 07/31/14	287	261
DAE Aviation, Tranche B-2
4.030%, 09/27/14	280	254
4.000%, 09/27/14	1	1
Enterprise GP Holdings
2.534%, 11/10/14	588	565
2.485%, 11/10/14	402	386
First Data, Term Loan B-2
3.001%, 09/24/14	197	174
2.999%, 09/24/14	3,559	3,155
Harrah’s Operating, Term Loan B-2
3.282%, 01/28/15	605	490

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HCR Healthcare, Initial Term Loan
2.731%, 12/22/14	$972	$905
IASIS, Delayed Draw
2.231%, 03/15/14	236	221
IASIS, Sythentic LOC
2.246%, 03/15/14	64	60
IASIS, Term B Loan
2.231%, 03/15/14	683	638
Iconix, Term B Loan
2.490%, 04/30/13	800	754
Idearc, Term B Loan
0.000%, 11/01/14	959	495
Insight Midwest
2.290%, 04/07/14	675	640
Las Vegas Sands, Delayed Draw
2.010%, 05/17/14	362	316
Las Vegas Sands, Term B Loan
2.010%, 05/17/14	1,600	1,397
Lodgenet Entertainment, Term B Loan
2.260%, 04/04/14	841	755
Petco, Term B Loan
2.531%, 10/26/13	188	178
2.501%, 10/26/13	432	410
2.481%, 10/26/13	360	341
Regal Cinemas
4.001%, 10/27/13	383	380
Sunguard
3.900%, 02/28/16	1,094	1,060
3.869%, 02/28/16	89	86
Sunguard, Term A Loan
1.985%, 02/28/14	42	39
Telesat Canada, U.S. Term I Loan
3.240%, 10/31/14	1,049	1,004
Telesat Canada, U.S. Term II Loan
3.240%, 10/31/14	90	86
Texas Competitive, Term Loan B-2
3.751%, 10/10/14	25	20
3.735%, 10/10/14	1,935	1,567
Tribune
0.000%, 06/04/10	366	205
United Air Lines, Tranche B
2.312%, 02/01/14	701	551
Univision Communications
2.501%, 09/29/14	2,500	2,162
UPC Financing Partnership
3.735%, 12/30/16	352	341
1.985%, 12/31/14	648	603
Visteon, Term B Loan
0.000%, 06/20/13	1,000	1,103

Total Loan Participations (Cost $28,548) ($ Thousands)		25,908

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
1.500%, 01/16/13	1,050	1,035
0.510%, 10/28/10	6,960	6,956
FICO STRIPS, PO
0.000%, 02/08/18 to 09/26/19 (F)	11,780	7,983
FNMA
5.250%, 08/01/12	1,860	1,985
7.975%, 10/09/19 (F)	1,160	630

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

0.098%, 01/25/10 (F)	$2,035	$2,035

Total U.S. Government Agency Obligations (Cost $20,456) ($ Thousands)		20,624

MUNICIPAL BONDS — 0.4%
North Texas Tollway Authority, RB
6.718%, 01/01/49	795	826
State of California, GO
7.550%, 04/01/39	1,605	1,555
7.300%, 10/01/39	6,435	6,061
Tennessee Valley Authority
5.250%, 09/15/39	880	872

Total Municipal Bonds (Cost $9,801) ($ Thousands)		9,314

PREFERRED STOCK — 0.0%
GMAC* (B)	2	1,119

Total Preferred Stock (Cost $—) ($ Thousands)		1,119

PURCHASED OPTION — 0.0%
March 2010 U.S. 30 Year Treasury Bond Call, Expires 02/22/10, Strike Price $117.50, Expires 02/20/10 Strike Price*	146	55

Total Purchased Option (Cost $103) ($ Thousands)		55

CASH EQUIVALENTS — 0.2%
Evergreen Institutional Money Market Fund, 0.010%**	5,279,106	5,279
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%**(G)	29,509,280	29,509

Total Cash Equivalents (Cost $34,788) ($ Thousands)		34,788

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bills
0.046%, 02/18/10 (F)	1,180	1,180
U.S. Treasury Bonds
8.875%, 02/15/19	1,595	2,228
8.000%, 11/15/21	6,505	8,858
7.125%, 02/15/23 (C)	624	800
5.375%, 02/15/31 (C)	10,496	11,598
4.500%, 08/15/39 (C)	20,110	19,654
4.375%, 11/15/39 (C)	16,381	15,680
4.250%, 05/15/39 (C)	5,530	5,188
3.500%, 02/15/39 (C)	28,574	23,404
U.S. Treasury Bonds TIPS
3.875%, 04/15/29	6,980	11,811
3.625%, 04/15/28	5,570	9,202
2.375%, 01/15/25 to 01/15/27 (C)	15,863	18,533
2.000%, 01/15/16 to 01/15/26 (C)	5,341	6,119
1.750%, 01/15/28	12,937	12,801

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Treasury Notes
3.750%, 11/15/18	$7,645	$7,647
3.625%, 08/15/19 (C)	9,227	9,071
3.375%, 11/15/19 (C)	33,120	31,857
3.250%, 12/31/16	1,410	1,398
2.750%, 11/30/16 to 02/15/19 (C)	16,577	15,283
2.625%, 06/30/14 to 12/31/14 (C)	47,961	48,194
2.375%, 09/30/14	2,650	2,628
2.125%, 11/30/14	539	526
1.000%, 07/31/11	1,153	1,155
0.875%, 05/31/11 (C)	7,445	7,454
U.S. Treasury STRIPS
3.890%, 11/15/27 (F)	5,155	2,167

Total U.S. Treasury Obligations (Cost $274,793) ($ Thousands)		274,436

AFFILIATED PARTNERSHIP — 8.9%
SEI Liquidity Fund, L.P.,
0.300%**(G) (H)	219,212,238	214,900

Total Affiliated Partnership (Cost $219,212) ($ Thousands)		214,900

Total Investments — 113.5% (Cost $2,881,877) ($ Thousands) @		$2,755,435

WRITTEN OPTIONS* — 0.0%
June 2010 Euro$ Future Call, Expires 06/15/10, Strike Price 99.375 , Expires 06/19/10, Strike Price	(106)	(44)
June 2010 Euro$ Future Put, Expires 06/15/10, Stike Price 99.375, Expires 06/19/10, Strike Price	(105)	(58)
March 2010 90 Day Euro$ Future Call, Expires 03/13/10, Strike Price $99.00, Expires 03/20/10, Strike Price	(79)	(35)
March 2010 Euro$ Future Call, Expires 03/16/10, Strike Price $99.50, Expires 03/20/10, Strike Price	(84)	(137)
March 2010 Euro$ Future Put, Expires 03/16/10, Strike Price $99.13 , Expires 03/20/10, Strike Price	(127)	(3)
September 2010 Euro$ Future Call, Expires 09/14/10, Strike Price $99.25, Expires 09/19/09, Strike Price	(196)	(72)
September 2010 Euro$ Future Put, Expires 09/14/10, Strike Price 98.75, Expires 09/18/10, Strike Price	(157)	(114)

Total Written Options (Premiums Received $(417)) ($ Thousands)		(463)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WRITTEN SWAPTIONS* — 0.0%
U.S. Swaption Call, Deutsche Bank	(12,300)	$(364)
U.S. Swaption Put, Deutsche Bank	(12,300)	(55)
U.S. Swaption Call, Deutsche Bank	(14,010)	(696)
U.S. Swaption Call, Deutsche Bank	(4,260)	(135)
U.S. Swaption Put, Deutsche Bank	(14,010)	(451)
U.S. Swaption Put, Deutsche Bank	(4,260)	(212)

Total Written Swaptions (Premiums Received $(2,105)) ($ Thousands)		(1,913)

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	117	Mar-2010	$325
90-Day Euro$	(17)	Sep-2010	(12)
90-Day Euro$	(17)	Dec-2010	(134)
90-Day Euro$	(17)	Mar-2011	(119)
90-Day Euro$	(17)	Jun-2011	(105)
Euro-Bobl	(100)	Mar-2010	244
U.S. 10-Year Treasury Note	279	Mar-2010	(436)
U.S. 2-Year Treasury Note	101	Apr-2010	(100)
U.S. 5-Year Treasury Note	1,105	Apr-2010	(2,155)
U.S. Long Treasury Bond	115	Mar-2010	(567)

			$(3,059)

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at December 31, 2009, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	$6,325	$(2,210)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,750	(986)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,715	(1,996)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,900	(1,039)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,500)	64
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,000)	69
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(942)
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(1,340)	(241)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,795)	(2,817)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,900)	189

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)

Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76%	01/25/38	$(8,250)	$698
Citigroup	Arrow Electric, 6.875% 06/01/18	BUY	(0.82)	03/20/14	965	(6)
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	440	(34)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	800	(56)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	18
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	16
Citigroup	Hewlett Packard, 5.400% 03/01/17	BUY	(0.72)	03/20/14	965	(19)
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	2,900	(259)
Citigroup	KB Home 5.750% 2/1/14	BUY	(1.00)	09/20/16	520	28
Citigroup	KB Home 5.750% 2/1/14	BUY	(1.00)	09/20/16	480	26
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	3,025	(91)
Citigroup	Nordstrom Inc., 6.950%, 03/15/28	BUY	(3.15)	03/20/14	240	(24)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,403)	(244)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,298)	(359)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,000)	(223)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	7,735	(2,732)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(1,480)	83
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	30
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	36
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	144
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	BUY	(4.40)	12/20/13	125	(17)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,075	(61)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(19)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	8
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	7
Deutsche Bank	Kohl's Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	655	(6)
Deutsche Bank	Kohl's Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	655	(6)
Deutsche Bank	Kohl's Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	600	(6)
Deutsche Bank	Kohl's Corporation, 6.250% 12/15/17	BUY	(1.00)	12/20/14	600	(5)
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/28	BUY	(2.10)	03/20/14	1,325	(76)
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,200	48
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,500	57
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(5)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(4)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(4)
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,355)	(245)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	8
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	7
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,150	28

20	SEI Institutional Managed Trust / Annual Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)

Greenwich Capital Markets	ABX.HE.AA 06-2 Index	SELL	0.17%	05/25/46	$(1,884)	$(191)
JPMorgan Chase Bank	CDX.LG HVOL.12 Index	SELL	5.00	06/20/14	(3,287)	395
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,350	(116)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	BUY	(3.65)	12/20/12	925	(82)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,700)	(287)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,800)	(611)
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(19)
Morgan Stanley	Midamerican Energy Corp., 4.625% 10/15/13	SELL	4.00	03/20/11	(2,800)	108

						$(13,976)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	4.21%	10-YR CMS	05/25/10	$7,500,000	$31
JPMorgan Chase Bank	2.91%	3-Month LIBOR	02/28/14	44,100,000	(469)

					$(438)

Percentages are based on a Net Assets of $2,426,764 ($ Thousands).

*	Non-income producing security.
**	The rate shown is the 7-day effective yield as of December 31, 2009.
‡	Real Estate Investment Trust
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	This security or a partial position of this security is on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $209,440 ($ Thousands).
(D)	Security in default on interest payments.
(E)	Security fair valued using methods determined in good faith by the Valuation
Committee of the Board of Trustees. The total market value of such securities as of
December 31, 2009 was $2,099 ($ Thousands) and represented 0.09% of Net
Assets.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	Investment in Affiliated Security.
(H)	This security was purchased with cash held from securities on loan. The total market value of such securities as of December 31, 2009 was $214,900 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCA — Franchise Finance Corporation of America

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

21	SEI Institutional Managed Trust / Annual Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

@	At December 31, 2009, the tax basis cost of the Fund’s investments was
$2,881,877 ($ Thousands), and the unrealized appreciation and depreciation were
$109,940 ($ Thousands) and $(236,382) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-
annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,184,739	$6,664	$1,191,403
Corporate Obligations	—	827,349	—	827,349
Asset-Backed Securities	—	155,539	—	155,539
Loan Participations	—	25,908	—	25,908
U.S. Government Agency Obligations	—	20,624	—	20,624
Municipal Bonds	—	9,314	—	9,314
Preferred Stock	—	1,119	—	1,119
Purchased Option	55	—	—	55
Cash Equivalents	34,788	—	—	34,788
U.S. Treasury Obligations	—	274,436	—	274,436
Affiliated Partnership	—	214,900	—	214,900

Total Investments in Securities	$34,843	$2,713,586	$6,664	$2,755,435

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(3,059)	$—	$—	$(3,059)
Written Options	(463)	—	—	(463)
Swaptions	—	—	(1,913)	(1,913)
Credit Default Swaps*	—	(13,976)	—	(13,976)
Interest Rate Swaps*	—	(438)	—	(438)

Total Other Financial Instruments	$(3,522)	$(14,414)	$(1,913)	$(19,849)

*	Futures and Swaps contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Mortgage- Backed Securities	Swaptions
Beginning balance as of October 1, 2009	$3,150	$4,779	$(2,359)
Accrued discounts/premiums	—	21	—
Realized gain/(loss)	—	56	296
Change in unrealized appreciation/(depreciation)	—	(146)	80
Net purchases/sales	—	1,954	70
Net transfer in and/or out of Level 3	(3,150)	—	—

Ending balance as of December 31, 2009	$—	$6,664	$(1,913)

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date	$—	$(219)	$103

22	SEI Institutional Managed Trust / Annual Report / December 31, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2009

As of December 31, 2009, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $64.0 million, and is the seller (“providing protection”) on a total notional amount of $47.8 million,. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$183,949	—	$(27,997,976)	$482,296	$(27,331,731)
Maximum potential amount of future payments	$(4,280,000)	—	$(40,225,229)	$(3,286,644)	$(47,791,873)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—

Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 months	6-12 months	1-5 years	5-10 years	> 10 Years	Total
Current credit spread* on underlying (in basis points)
0 - 1000	—	$(1,480,000)	$(6,086,644)	—	—	$(7,566,644)
1001 - 2500	—	—	—	—	—	—
2501 - 4000	—	—	—	—	$(14,635,319)	$(14,635,319)
4001 - 5500	—	—	—	—	$(15,650,000)	$(15,650,000)
> than 5500	—	—	—	—	$(9,939,910)	$(9,939,910)

Total	—	$(1,480,000)	$(6,086,644)	—	$(40,225,229)	$(47,791,873)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

23	SEI Institutional Managed Trust / Annual Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 52.5%

Agency Mortgage-Backed Obligations — 39.3%
FHLB CMO, Cl 1
5.300%, 06/15/12	$287	$301
FHLMC
11.000%, 02/17/21	712	782
10.000%, 03/17/26 to 10/01/30	1,885	2,177
7.500%, 01/01/32 to 09/01/38	3,215	3,550
6.500%, 10/01/31 to 09/01/38	4,488	4,817
6.000%, 08/01/15 to 09/01/38	7,330	7,811
5.500%, 01/01/18 to 03/01/38	9,536	10,068
5.000%, 03/01/34 to 02/01/39	12,221	12,560
4.500%, 11/01/33 to 04/01/39	4,426	4,425
4.000%, 10/01/33	755	731
2.000%, 10/01/12	2,850	2,852
FHLMC ARM
6.480%, 02/01/37 (A)	1,113	1,181
6.378%, 10/01/37 (A)	890	948
6.370%, 10/01/36 (A)	3,117	3,306
6.357%, 12/01/36 (A)	1,265	1,346
6.303%, 10/01/36 (A)	1,357	1,440
6.173%, 12/01/36 (A)	1,516	1,612
6.149%, 06/01/37 (A)	103	111
6.131%, 04/01/37 (A)	552	590
6.054%, 10/01/37 (A)	310	328
6.044%, 11/01/36 (A)	361	383
6.024%, 04/01/37 (A)	295	314
5.997%, 01/01/37 (A)	427	456
5.992%, 04/01/37 (A)	927	984
5.979%, 05/01/37 (A)	31	33
5.978%, 03/01/37 (A)	1,473	1,562
5.973%, 05/01/37 (A)	1,200	1,279
5.965%, 01/01/37 (A)	1,138	1,209
5.954%, 03/01/38 (A)	1,386	1,477
5.950%, 11/01/36 (A)	2,153	2,279
5.945%, 06/01/37 (A)	20	22
5.911%, 03/01/37 (A)	48	51
5.860%, 09/01/38 (A)	654	695
5.847%, 05/01/37 (A)	1,510	1,603
5.824%, 04/01/37 (A)	634	675
5.812%, 06/01/37 (A)	842	897
5.806%, 05/01/37 (A)	907	958
5.753%, 03/01/36 (A)	1,469	1,527
5.723%, 02/01/37 (A)	191	203
5.709%, 03/01/36 (A)	179	190
5.682%, 03/01/36 (A)	173	183
5.653%, 10/01/38 (A)	158	168
5.610%, 07/01/38 (A)	762	808
5.416%, 05/01/38 (A)	741	782
FHLMC CMO, Cl HP
21.067%, 05/15/35 (A)	136	151
FHLMC CMO, Cl 1A
6.500%, 09/25/43 (A)	244	264
FHLMC CMO, Cl HC
6.500%, 02/15/28	313	331
FHLMC CMO, Cl MC
4.500%, 10/15/36	27	26
FHLMC CMO, PO
6.357%, 09/15/36 (A)	1,336	186
6.217%, 11/15/37 (A)	1,385	155
0.000%, 03/15/20 to 10/15/36	1,150	878

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Cl FC
1.244%, 12/15/34 (A)	$150	$146
FHLMC CMO, Cl A2
4.186%, 08/25/19	765	745
FHLMC CMO, Cl SJ
8.800%, 10/15/33 (A)	355	287
FHLMC CMO, Cl 3A
7.000%, 02/25/43	542	599
FHLMC CMO, Cl LK
0.603%, 10/15/34 (A)	551	544
FHLMC CMO, Cl PV
6.250%, 10/15/23	1,814	1,947
FHLMC CMO, Cl QS
19.521%, 07/15/35 (A)	399	447
FHLMC CMO, Cl ZA
6.500%, 04/15/32	704	764
FHLMC CMO, Cl CI
5.000%, 01/15/34	2,510	2,602
FHLMC CMO, Cl A5
7.500%, 02/25/42	996	1,117
FHLMC CMO, Cl SA
14.423%, 06/15/33 (A)	403	421
FHLMC CMO, Cl 4A
7.500%, 09/25/43	805	908
FHLMC CMO, Cl 1A2
7.000%, 07/25/43 to 03/25/44	860	951
FHLMC CMO, Cl SV
8.650%, 11/15/33 (A)	202	163
FHLMC CMO, Cl NB
5.500%, 07/15/33	1,007	1,054
FHLMC CMO, Cl QO
4.500%, 03/15/18	300	313
FHLMC CMO, Cl YT
0.000%, 09/15/34 (A)	71	68
FHLMC CMO, Cl ZM
6.500%, 06/15/32	546	594
FHLMC CMO, Cl D
6.500%, 08/15/28	648	694
FHLMC CMO, Cl GK
23.701%, 06/15/35 (A)	148	151
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	1,373	304
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	1,305	1,395
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	923	978
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	891	964
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	173	183
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	71	75
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	202	207
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	147	148
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	53	54
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	1,080	1,093

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	$117	$118
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	308	306
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	261	276
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	45	45
FHLMC CMO, Ser 2945, Cl SA
11.874%, 03/15/20 (A)	176	187
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	383	386
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	168	178
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	82	87
FHLMC CMO, Ser 3289, Cl PC
5.000%, 12/15/32	488	510
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	262	266
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	252	261
FHLMC, Ser K003, Cl AAB
4.768%, 05/25/18	342	349
FHLMC-GNMA CMO, Cl L
6.250%, 10/25/23	578	623
FNMA TBA
6.500%, 01/01/38	1,000	1,071
5.500%, 01/01/19 to 01/01/38	3,000	3,063
4.500%, 01/25/40 to 01/25/40	9,040	9,020
4.500%, 02/01/34 to 01/01/38	15,500	15,428
FNMA
7.500%, 10/01/37 to 11/01/38	2,351	2,597
7.000%, 04/01/32 to 01/01/39	2,009	2,211
6.500%, 05/01/27 to 12/01/37	3,079	3,324
6.000%, 03/01/19 to 05/01/38	16,603	17,707
5.500%, 11/01/17 to 08/01/37	47,386	50,108
5.000%, 01/01/20 to 02/01/39	8,465	8,725
4.500%, 06/01/35	1,193	1,196
FNMA ARM
6.593%, 09/01/36 (A)	830	874
6.343%, 09/01/36 (A)	1,355	1,442
6.286%, 09/01/37 (A)	311	330
6.272%, 10/01/36 (A)	126	134
6.245%, 07/01/37 (A)	1,228	1,314
6.228%, 02/01/37 (A)	1,785	1,899
6.206%, 06/01/36 (A)	1,287	1,365
6.204%, 09/01/37 (A)	41	44
6.203%, 11/01/37 (A)	903	956
6.192%, 08/01/36 (A)	341	363
6.121%, 09/01/37 (A)	723	769
6.118%, 11/01/37 (A)	178	191
6.110%, 12/01/36 (A)	120	128
6.037%, 05/01/36 (A)	1,291	1,363
6.023%, 10/01/37 (A)	319	340
6.019%, 04/01/36 (A)	960	1,015
6.017%, 01/01/37 to 07/01/37 (A)	685	727
5.981%, 04/01/37 (A)	147	157
5.963%, 01/01/37 (A)	1,394	1,485
5.939%, 01/01/37 (A)	179	191
5.925%, 03/01/37 (A)	88	94

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.900%, 11/01/36 to 12/01/36 (A)	$1,307	$1,385
5.884%, 02/01/37 (A)	129	137
5.879%, 04/01/37 (A)	484	514
5.745%, 05/01/37 (A)	393	418
5.733%, 09/01/36 (A)	445	470
5.686%, 01/01/23 (A)	293	312
5.668%, 05/01/37 (A)	105	111
5.665%, 03/01/36 (A)	541	567
5.663%, 11/01/36 (A)	589	622
5.606%, 11/01/37 (A)	1,051	1,108
5.604%, 02/01/38 (A)	200	211
5.588%, 05/01/37 (A)	219	232
5.587%, 12/01/36 (A)	1,081	1,140
5.495%, 07/01/37 (A)	1,240	1,313
FNMA CMO, Cl BP
5.900%, 02/25/15	914	924
FNMA CMO, Cl A3
4.001%, 01/25/19	680	658
FNMA CMO, Cl PE
5.000%, 03/25/34	3,000	3,112
FNMA CMO, Cl VD
6.500%, 05/25/17	753	806
FNMA CMO, Cl BA
7.000%, 03/25/45	307	338
5.250%, 11/25/33	331	334
FNMA CMO, Cl DP
5.000%, 06/25/19	1,000	1,051
FNMA CMO, Cl A2
4.287%, 07/25/19	1,030	1,026
0.291%, 12/25/36 (A)	572	548
FNMA CMO, Cl HI
6.521%, 01/25/38 (A)	1,356	86
FNMA CMO, Cl SB
16.297%, 08/25/35 (A)	420	482
FNMA CMO, Cl SK
15.738%, 01/25/34 (A)	358	386
FNMA CMO, Cl SM
17.239%, 09/25/24 (A)	568	697
FNMA CMO, Cl MA
5.500%, 11/25/29	152	159
FNMA CMO, Cl FA
0.631%, 06/25/37 (A)	719	712
FNMA CMO, Cl XT
4.500%, 12/25/17	985	1,007
FNMA CMO, Cl US
23.719%, 11/25/35 (A)	1,147	1,609
FNMA CMO
6.000%, 10/25/33	1,000	1,067
5.949%, 12/25/39 (A)	1,700	152
5.769%, 02/25/38 (A)	1,586	183
0.642%, 10/25/16 (A)	2,347	33
0.000%, 10/25/31 to 03/25/36	1,511	1,255
FNMA CMO, Cl ZH
6.500%, 07/25/36	499	537
FNMA CMO, Cl WA
6.286%, 12/25/39 (A)	500	545
FNMA CMO, Cl PD
6.000%, 10/25/36	1,000	1,058
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	1,972	438

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	$788	$827
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	3,629	3,887
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	219	229
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	156	160
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	49	50
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	157	166
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	936	942
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	49	50
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	132	140
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	336	340
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	619	662
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	50	52
FNMA CMO, Ser 30, Cl MA
4.250%, 02/25/37	1,695	1,744
FNMA Grantor Trust CMO, Cl A2
7.500%, 12/25/41	537	606
7.000%, 07/25/42	550	605
FNMA Grantor Trust CMO, Cl 1A3
7.000%, 02/25/44	517	574
FNMA Grantor Trust CMO, Cl A1
7.000%, 12/25/41	859	955
6.500%, 11/25/31	656	703
FNMA Whole Loan CMO, Cl 1A8
4.550%, 06/25/43	417	417
FNMA Whole Loan CMO, Cl 2AF
0.451%, 03/25/45 (A)	461	439
FNMA Whole Loan CMO, Cl 2A
7.500%, 12/25/42	335	378
7.000%, 10/25/42	448	493
FNMA Whole Loan CMO, Cl 1A3
7.500%, 12/25/45	479	538
FNMA Whole Loan CMO, IO
7.869%, 06/25/42 (A)	673	96
FNMA Whole Loan CMO, Cl 2A2
7.000%, 12/25/33 to 02/25/44	1,692	1,869
FNMA Whole Loan CMO, Cl 1AF1
0.491%, 11/25/46 (A)	536	537
0.451%, 02/25/36 (A)	553	534
GNMA TBA
4.500%, 01/15/40 to 01/15/40	10,860	10,867
4.500%, 01/15/40 to 02/15/40	6,000	5,987
GNMA
7.500%, 10/15/37	1,152	1,255
6.500%, 12/15/32 to 12/15/35	2,417	2,582
4.500%, 11/15/39	3,960	3,963
GNMA ARM
4.500%, 02/20/34 (A)	814	837
3.750%, 12/20/33 (A)	945	971
3.500%, 05/20/36 (A)	874	886

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Cl SB
7.405%, 03/17/33 (A)	$453	$410
GNMA CMO, Cl Z
7.500%, 12/20/29	752	826
6.500%, 12/20/31	840	944
GNMA CMO, Cl ST
7.000%, 09/20/34 (A)	277	261
GNMA CMO
7.468%, 04/16/38 (A)	744	86
7.367%, 09/20/38 (A)	1,030	145
6.517%, 03/20/39 (A)	2,392	300
6.500%, 03/20/39	795	114
6.318%, 11/16/33 (A)	856	131
6.317%, 11/20/37 (A)	615	61
6.297%, 12/20/37 (A)	840	80
6.167%, 12/20/38 (A)	1,955	219
6.067%, 03/20/39 (A)	1,921	225
6.000%, 12/20/38	489	65
5.967%, 03/20/37 to 06/20/38 (A)	3,554	347
5.807%, 02/20/39 (A)	993	87
5.717%, 06/20/39 (A)	1,221	92
5.597%, 02/20/38 (A)	1,327	97
0.433%, 04/16/37 (A)	711	695
0.000%, 02/20/34 to 11/16/37	935	772
GNMA CMO, Cl SX
16.824%, 02/20/34 (A)	37	39
GNMA CMO, Cl PB
6.000%, 12/20/35	400	423
GNMA CMO, Cl SV
8.767%, 04/20/34 (A)	511	489
GNMA CMO, Cl MN
5.500%, 09/20/39	500	505
GNMA CMO, Cl MV
6.000%, 04/20/20	1,933	2,071
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	1,020	1,024
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	194	200
Vendee Mortgage Trust CMO, Cl ZB
7.250%, 02/15/23	1,157	1,279

		319,875

Non-Agency Mortgage-Backed Obligations — 13.2%
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.231%, 02/25/45 (A)	1,507	1,137
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	386	397
ASG Resecuritization Trust
5.789%, 05/24/36 (A) (B)	425	424
5.574%, 03/26/37 (A) (B)	1,337	1,320
Asset Securitization, Cl A2
7.556%, 10/13/26 (A)	293	309
Banc of America Alternative Loan Trust, Cl 5A1
5.500%, 02/25/19	143	137
Banc of America Alternative Loan Trust, Cl 2A1
6.000%, 01/25/34	502	481

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Cl 1CB2
5.500%, 11/25/33	$323	$322
Banc of America Alternative Loan Trust, Cl 3A1
5.500%, 09/25/19	193	191
Banc of America Alternative Loan Trust, Cl 1A1
6.000%, 01/25/34	212	203
Banc of America Commercial Mortgage, Cl A4
6.186%, 06/11/35	1,130	1,184
Banc of America Commercial Mortgage, Cl AM
4.727%, 07/10/43	150	126
Banc of America Commercial Mortgage, Cl E
7.634%, 09/15/32 (A)	128	128
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	148
Banc of America Commercial Mortgage Securities, Ser 2004-2, Cl A5
4.580%, 11/10/38	64	63
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 04/10/49 (A)	430	429
Banc of America Funding, Cl 1A7
5.500%, 10/25/34	268	266
Banc of America Mortgage Securities, Cl 2A1
0.781%, 05/25/18 (A)	286	272
Banc of America Mortgage Securities, Cl 1A23
4.500%, 04/25/34	282	283
Banc of America Mortgage Securities, Cl 4A1
4.750%, 06/25/19	283	280
Banc of America Mortgage Securities, Cl 3A1
5.000%, 04/25/19	186	185
BCAP Trust
5.500%, 11/26/34 (B)	987	957
BCAP Trust, Cl 17A1
5.750%, 06/26/37 (B)	471	466
BCAP Trust, Cl 11A1
5.250%, 05/26/37 (A) (B)	300	300
Bear Stearns Commercial Mortgage Securities, Cl A3
5.468%, 06/11/41 (A)	124	125
Bear Stearns Commercial Mortgage Securities, Cl A6
4.750%, 02/13/46 (A)	295	286
Bear Stearns Commercial Mortgage Securities, Cl AAB
4.804%, 09/11/42	178	180
Bear Stearns Commercial Mortgage Securities
4.674%, 06/11/41	464	444

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Cl A2
6.460%, 10/15/36	$796	$836
5.286%, 06/11/41 (A)	221	225
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	96	99
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	178	183
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	253	259
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	65	65
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41	373	364
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	1,645	1,612
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.298%, 10/12/42 (A)	450	442
Chase Mortgage Finance, Cl 1A1
4.053%, 07/25/37 (A)	241	218
Chase Mortgage Finance
0.681%, 01/25/34 (A)	523	518
0.000%, 10/25/18	189	146
Chase Mortgage Finance, Cl 2A1
4.128%, 02/25/37 (A)	208	195
Citicorp Mortgage Securities, Cl 1A2
4.500%, 05/25/33	121	122
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	691	745
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (A)	2,630	2,297
Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	564	552
Commercial Mortgage Pass Through Certificates, Cl A5
5.314%, 07/10/37 (A)	249	246
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	589	614
Countrywide Home Loan Mortgage Pass Through Trust, Cl A6
5.250%, 09/25/33	350	352
Countrywide Home Loan Mortgage Pass Through Trust, Cl 2A1
4.500%, 06/25/19	331	324
Countrywide Home Loan Mortgage Pass Through Trust
9.474%, 08/25/18 (A)	122	104
Credit Suisse Mortgage Capital Certificates, Cl A3
5.467%, 09/15/39	3,480	2,981

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Cl 7A1
5.500%, 10/27/35 (B)	$189	$188
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,450	2,044
CS First Boston Mortgage Securities, Cl A4
5.100%, 08/15/38 (A)	220	212
5.014%, 02/15/38 (A)	80	79
CS First Boston Mortgage Securities, Cl 8A1
6.000%, 11/25/18	241	233
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	1,069	1,067
CS First Boston Mortgage Securities, Ser 2001-CK1, Cl A3
6.380%, 12/18/35	113	116
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	81	85
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	536	554
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	17	17
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	161	165
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.533%, 10/25/33 (A)	1,486	1,238
CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	118	120
CS First Boston Mortgage Securities, Ser C2, Cl A4
4.832%, 04/15/37	74	71
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	80	80
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	1,300	1,134
DLJ Commercial Mortgage, Ser 2000- CKP1, Cl A1B
7.180%, 11/10/33	213	217
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	97	77
First Horizon Asset Securities, Cl 2A1
4.500%, 09/25/18	337	333
First Union National Bank Commercial Mortgage, Cl A2
6.141%, 02/12/34	155	162
First Union National Bank Commercial Mortgage, Cl B
7.281%, 10/15/32 (A)	200	206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	$132	$135
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	178	181
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	1,224	1,249
GE Capital Commercial Mortgage, Cl A1
5.560%, 06/10/38	24	25
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	38	39
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,516	1,597
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	2,000	2,042
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 11/10/45 (A)	2,141	2,091
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (A)	14	14
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.670%, 05/10/40 (A)	118	122
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	689	701
GMAC Mortgage Loan Trust, Cl A4
5.000%, 10/25/33	266	251
4.133%, 10/19/33 (A)	374	352
GMAC Mortgage Loan Trust, Cl 1A1
5.000%, 01/25/20	188	187
GMAC Mortgage Loan Trust, Cl A7
5.000%, 11/25/33	339	288
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (A)	171	174
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (A)	247	250
4.799%, 08/10/42 (A)	200	193
Greenwich Capital Commercial Funding, Cl A4
5.444%, 03/10/39	1,500	1,325
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	805	817
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	1,108	1,050
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.116%, 07/10/38 (A)	3,013	2,747
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/05/18 (A) (B)	833	874

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006- GG8, Cl A4
5.560%, 11/10/39	$2,500	$2,189
GSR Mortgage Loan Trust, Cl 2A4
5.500%, 01/25/37	50	38
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.476%, 10/25/33 (A)	1,193	1,103
Homestar Mortgage Acceptance, Cl A1
0.681%, 10/25/34 (A)	2,204	1,794
Impac Secured Assets CMN Owner Trust, Cl A1
5.500%, 08/25/33	201	200
JP Morgan Chase Commercial Mortgage Securities, Cl A4
5.481%, 12/12/44 (A)	332	320
5.377%, 06/12/41 (A)	95	96
JP Morgan Chase Commercial Mortgage Securities, Cl A1
5.017%, 02/12/51	21	22
JP Morgan Chase Commercial Mortgage Securities, Cl A2
5.633%, 12/05/27 (B)	618	610
JP Morgan Mortgage Trust, Cl 4A1
4.279%, 07/25/34 (A)	128	125
JP Morgan Mortgage Trust, Cl 1A1
4.628%, 09/25/34 (A)	164	159
JPMorgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	1,272	1,230
JPMorgan Chase Commercial Mortgage Securities, Ser 2000-1-CIBC, Cl A3
6.260%, 03/15/33	181	186
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	1,170	1,219
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	130	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	40	41
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	177	170
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7
6.051%, 04/15/45 (A)	228	234
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.746%, 02/12/49 (A)	93	95
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.062%, 02/15/51 (A)	955	640
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	2,350	2,035
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	2,435	2,054

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser CIB4, Cl A3
6.162%, 05/12/34	$918	$967
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (A)	47	47
JPMorgan Mortgage Trust, Cl 6A1
4.002%, 08/25/34 (A)	477	408
JPMorgan Mortgage Trust, Cl 4A1
4.054%, 08/25/34 (A)	904	790
JPMorgan Mortgage Trust, Ser 2005- A3, Cl 11A2
4.495%, 06/25/35 (A)	1,485	1,065
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	101	98
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	200	194
LB-UBS Commercial Mortgage Trust, Cl AAB
5.403%, 02/15/40	68	65
LB-UBS Commercial Mortgage Trust, Cl A4
4.563%, 09/15/26	144	147
4.166%, 05/15/32	86	85
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	334	349
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	179	184
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	101	99
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	156	154
LB-UBS Commercial Mortgage Trust, Ser 200-C4, Cl A2
7.370%, 08/15/26	87	89
Master Adjustable Rate Mortgages Trust, Cl 3A6
3.096%, 11/21/34 (A)	600	587
Master Alternative Loans Trust, Cl 2A1
6.000%, 12/25/33	286	277
Master Asset Securitization Trust, Cl 1A1
5.000%, 03/25/18	120	122
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,009	1,020
Merrill Lynch
5.439%, 02/12/39 (A)	388	394
Merrill Lynch, Cl A4
5.749%, 06/12/50 (A)	2,460	2,062
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	1,195	1,163
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (A)	171	172

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (A)	$311	$316
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,400	1,238
MLCC Mortgage Investors, Cl A2
0.889%, 04/25/29 (A)	118	96
Morgan Stanley Capital I
5.385%, 03/12/44 (A)	467	450
5.168%, 01/14/42	81	80
Morgan Stanley Capital I, Cl A4
5.809%, 12/12/49	846	721
5.402%, 06/15/38 (A)	642	645
5.270%, 06/13/41 (A)	176	176
4.520%, 12/13/41	35	35
Morgan Stanley Capital I, Cl A31
5.439%, 02/12/44	329	326
Morgan Stanley Capital I, Cl A2
5.374%, 03/12/44	1,377	1,400
4.070%, 05/15/40	75	73
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	1,089	1,063
Morgan Stanley Capital I, Ser 2003- IQ5, Cl A4
5.010%, 04/15/38	186	190
Morgan Stanley Capital I, Ser 2003- T11, Cl A4
5.150%, 06/13/41	361	370
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	526	535
Morgan Stanley Capital I, Ser 2005- HQ6, Cl A4A
4.989%, 08/13/42	1,190	1,152
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.355%, 11/14/42 (A)	227	232
Morgan Stanley Capital I, Ser 2005- T17, Cl A5
4.780%, 12/13/41	113	111
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (A)	300	294
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	73	76
Morgan Stanley Dean Witter Capital I, Cl A2
4.740%, 11/13/36	795	808
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	106	111
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	816	855
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	3,498	3,557
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	782	831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prime Mortgage Trust, PO
0.000%, 02/25/34	$88	$60
Residential Accredit Loans, Cl A4
5.500%, 05/25/34	270	183
Residential Accredit Loans, Cl A1
5.000%, 09/25/18	293	286
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,020	980
Residential Asset Securitization Trust, Cl A4
5.250%, 12/25/17	305	299
Residential Asset Securitization Trust, Cl A1
5.500%, 06/25/33	181	170
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.362%, 12/25/34 (A)	1,083	858
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	442	450
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	183	187
Station Place Securitization Trust
1.731%, 01/25/40 (A) (B)	250	250
Structured Asset Securities, Cl 1A1
5.500%, 10/25/33	329	316
Structured Asset Securities, Cl 3A2
3.597%, 07/25/33 (A)	386	371
Structured Asset Securities, Cl A3
0.731%, 06/25/33 (A)	280	255
Structured Asset Securities, Cl A4
5.540%, 12/25/33	400	372
TIAA Seasoned Commercial Mortgage Trust, Cl A3
6.072%, 08/15/39 (A)	1,000	1,037
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	715	752
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	341	359
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (A)	193	192
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	47	48
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	192	192
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	132	126
WaMu Mortgage Pass Through Certificates, Cl A2
4.243%, 06/25/34 (A)	224	206
WaMu Mortgage Pass Through Certificates, Cl A1
3.136%, 06/25/34 (A)	149	142
2.875%, 01/25/35 (A)	475	443

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass Through Certificates, Cl 21A1
4.500%, 12/25/18	$231	$230
WaMu Mortgage Pass Through Certificates, Cl 2A10
16.827%, 06/25/33 (A)	80	59
WaMu Mortgage Pass Through Certificates, Cl A7
2.850%, 08/25/33 (A)	215	201
2.825%, 10/25/33 (A)	370	329
WaMu Mortgage Pass Through Certificates, Cl 3A
7.500%, 07/25/34	755	715
WaMu Mortgage Pass Through Certificates, Cl A8
5.250%, 10/25/33	691	600
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	317	313
Wells Fargo Mortgage Backed Securities Trust, Cl A2
4.500%, 05/25/34 (A)	141	136
Wells Fargo Mortgage Backed Securities Trust, Cl 3A1
3.959%, 12/25/34 (A)	197	192
Wells Fargo Mortgage Backed Securities Trust, Cl 2A2
3.108%, 12/25/34 (A)	384	367
Wells Fargo Mortgage Backed Securities Trust, Cl A8
4.854%, 05/25/34 (A)	250	247
Wells Fargo Mortgage Backed Securities Trust, Cl A6
4.836%, 02/25/33 (A)	224	221
Wells Fargo Mortgage Backed Securities Trust, Cl 1A1
4.750%, 12/25/18	598	601
4.471%, 11/25/33 (A)	364	358
3.466%, 07/25/34 (A)	316	300
3.257%, 10/25/34 (A)	195	189
Wells Fargo Mortgage Backed Securities Trust, Cl 2A5
4.435%, 10/25/33 (A)	248	242
Wells Fargo Mortgage Backed Securities Trust, Cl 2A1
3.530%, 06/25/35 (A)	325	294
3.108%, 12/25/34 (A)	384	350
3.066%, 09/25/34 (A)	183	166
Wells Fargo Mortgage Backed Securities Trust, Cl 1A2
3.257%, 10/25/34 (A)	391	385
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.527%, 06/25/34 (A)	858	822
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-2, Cl 3A1
5.750%, 03/25/36	1,453	1,234

		107,702

Total Mortgage-Backed Securities (Cost $423,244) ($ Thousands)		427,577

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 21.2%

Consumer Discretionary — 0.6%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	$438	$562
Comcast
5.850%, 11/15/15	465	511
Comcast Cable Communications
8.375%, 03/15/13	592	682
COX Communications
5.450%, 12/15/14	70	75
Daimler Finance LLC
7.300%, 01/15/12	170	185
6.500%, 11/15/13	80	87
Grupo Televisa
6.625%, 01/15/40 (B)	495	489
Historic TW
9.150%, 02/01/23	200	241
News America
7.300%, 04/30/28	100	105
7.250%, 05/18/18	50	57
6.900%, 08/15/39 (B)	250	273
Staples
9.750%, 01/15/14	80	98
TCI Communications
8.750%, 08/01/15	210	249
7.125%, 02/15/28	200	208
Thomson Reuters
5.950%, 07/15/13	243	266
4.700%, 10/15/19	75	74
Time Warner Cable
8.250%, 04/01/19	200	238
7.300%, 07/01/38 (C)	110	122
6.750%, 07/01/18	400	439
Viacom
6.250%, 04/30/16 (C)	100	109

		5,070

Consumer Staples — 0.4%
Altria Group
9.700%, 11/10/18	820	1,015
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	919	1,076
7.200%, 01/15/14 (B)	120	136
Bunge Finance
8.500%, 06/15/19	120	137
Cargill
7.350%, 03/06/19 (B)	250	288
Diageo Capital
7.375%, 01/15/14	90	104
Diageo Finance BV
5.500%, 04/01/13	90	97
General Mills
5.250%, 08/15/13	90	97
Kraft Foods
6.125%, 08/23/18	225	237
SABMiller
5.500%, 08/15/13 (B)	90	96

		3,283

Energy — 2.0%
Anadarko Petroleum
8.700%, 03/15/19	648	806

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baker Hughes
7.500%, 11/15/18	$205	$245
Cenovus Energy
5.700%, 10/15/19 (B) (C)	505	527
ConocoPhillips
6.000%, 01/15/20	100	111
EnCana
6.500%, 05/15/19	150	168
Energy Transfer Partners
9.000%, 04/15/19	535	638
8.500%, 04/15/14	366	423
Halliburton
6.150%, 09/15/19	80	89
Husky Energy
7.250%, 12/15/19	484	559
5.900%, 06/15/14	283	309
Marathon Oil
7.500%, 02/15/19	100	115
Nabors Industries
6.150%, 02/15/18 (C)	795	826
Petrobras International Finance
7.875%, 03/15/19	596	687
6.875%, 01/20/40	395	406
Petro-Canada
6.050%, 05/15/18	115	124
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (B)	500	524
4.500%, 09/30/12 (B)	270	279
Shell International Finance BV
4.300%, 09/22/19	300	296
4.000%, 03/21/14	905	944
Southern Union
8.250%, 11/15/29	1,200	1,340
Spectra Energy Capital
8.000%, 10/01/19	200	234
Suncor Energy
6.500%, 06/15/38 (C)	540	567
Talisman Energy
7.750%, 06/01/19	100	117
Total Capital
3.125%, 10/02/15	1,100	1,086
TransCanada Pipelines
6.500%, 08/15/18	175	195
Union Pacific Resources Group
7.150%, 05/15/28	52	52
Valero Energy
9.375%, 03/15/19	254	302
6.625%, 06/15/37	1,935	1,816
Weatherford International
6.350%, 06/15/17	360	377
Williams
7.875%, 09/01/21	1,380	1,583
7.750%, 06/15/31	250	274
7.625%, 07/15/19	200	224
XTO Energy
6.250%, 08/01/17	100	113
4.625%, 06/15/13	30	32

		16,388

Financials — 11.9%
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	1,290	1,288

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Allstate
5.000%, 08/15/14	$70	$74
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	651
American Express
8.150%, 03/19/38	368	460
7.250%, 05/20/14 (C)	432	488
7.000%, 03/19/18	170	187
American Express Credit MTN
7.300%, 08/20/13	680	764
ANZ National Int’l
2.375%, 12/21/12 (B)	100	99
Associates Corp of North America
6.950%, 11/01/18	200	202
AvalonBay Communities MTN
5.700%, 03/15/17 ‡	1,300	1,319
Bank of America
7.375%, 05/15/14	1,825	2,071
6.500%, 08/01/16	500	538
6.100%, 06/15/17	350	356
6.000%, 09/01/17	370	384
5.750%, 12/01/17	395	404
5.650%, 05/01/18	1,370	1,391
Bank of New York Mellon MTN
4.600%, 01/15/20	40	39
Barclays Bank
5.200%, 07/10/14	150	159
5.000%, 09/22/16	1,885	1,926
2.500%, 01/23/13	150	150
BB&T
4.900%, 06/30/17	200	195
3.850%, 07/27/12	150	155
3.375%, 09/25/13	195	197
Bear Stearns
7.250%, 02/01/18	1,500	1,722
6.950%, 08/10/12	300	335
Berkshire Hathaway Finance
5.400%, 05/15/18	110	115
BlackRock
6.250%, 09/15/17	75	81
BP Capital Markets
3.875%, 03/10/15	1,745	1,793
Capital One Bank USA
8.800%, 07/15/19	325	384
Capital One Financial
7.375%, 05/23/14	225	255
6.750%, 09/15/17	70	76
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	127
5.850%, 09/01/17	140	149
Citigroup
8.500%, 05/22/19	364	420
8.125%, 07/15/39 (C)	2,861	3,229
6.500%, 08/19/13	250	267
6.375%, 08/12/14 (C)	550	576
6.125%, 08/25/36	1,200	1,029
5.500%, 10/15/14	325	329
1.031%, 12/09/11 (A)	885	899
Citigroup Funding
1.875%, 10/22/12	915	912

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City National Capital Trust I
9.625%, 02/01/40	$1,300	$1,381
Commonwealth Bank of Australia
5.000%, 10/15/19 (B) (C)	510	506
3.750%, 10/15/14 (B)	510	511
Credit Suisse New York MTN
6.000%, 02/15/18	485	507
5.000%, 05/15/13	578	616
Credit Suisse NY
5.300%, 08/13/19	1,685	1,730
Credit Suisse USA
5.125%, 08/15/15	1,250	1,329
Deutsche Bank MTN
3.875%, 08/18/14	100	102
Discover Financial Services
6.450%, 06/12/17	250	234
ERP Operating
5.750%, 06/15/17 ‡	125	125
5.125%, 03/15/16 ‡	830	809
Export-Import Bank of Korea
5.875%, 01/14/15	600	644
5.500%, 10/17/12	333	354
Farmers Exchange Capital
7.200%, 07/15/48 (B)	1,721	1,415
General Electric Capital MTN
6.750%, 03/15/32	1,665	1,698
6.000%, 08/07/19	435	452
5.900%, 05/13/14	850	919
5.625%, 09/15/17	700	722
5.400%, 02/15/17	200	204
1.167%, 05/22/13 (A)	760	746
0.369%, 04/10/12 (A)	500	489
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	1,094	848
Goldman Sachs Group
6.750%, 10/01/37	779	801
6.250%, 09/01/17	650	698
6.150%, 04/01/18	250	268
6.000%, 05/01/14 (C)	2,800	3,062
5.450%, 11/01/12	789	848
5.125%, 01/15/15 (C)	346	363
3.625%, 08/01/12	140	144
1.031%, 12/05/11 (A)	2,030	2,063
Guardian Life Insurance of America
7.375%, 09/30/39 (B)	1,250	1,278
HCP MTN
6.700%, 01/30/18 ‡	199	193
6.300%, 09/15/16 ‡	176	172
6.000%, 01/30/17 ‡	114	107
5.950%, 09/15/11 ‡	1,155	1,192
5.650%, 12/15/13 ‡	576	577
Healthcare Realty Trust
6.500%, 01/17/17 ‡	1,400	1,387
HRPT Properties Trust
6.250%, 08/15/16 ‡	100	95
HSBC Finance
5.500%, 01/19/16	140	147
4.750%, 07/15/13	160	167
HSBC Holdings PLC
6.800%, 06/01/38	340	369

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
International Lease Finance MTN
5.250%, 01/10/13	$100	$82
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	200	203
Jefferies Group
6.450%, 06/08/27	160	136
6.250%, 01/15/36	120	96
John Deere Capital MTN
5.750%, 09/10/18	100	108
JPMorgan Chase
5.375%, 10/01/12	324	351
JPMorgan Chase Bank
6.000%, 10/01/17	1,299	1,391
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,645	1,464
JPMorgan Chase Capital XXV
6.800%, 10/01/37	551	549
KeyBank
5.800%, 07/01/14	250	243
Lazard Group
7.125%, 05/15/15	803	834
6.850%, 06/15/17	789	794
Liberty Mutual Group
7.500%, 08/15/36 (B)	354	324
M&T Bank
5.375%, 05/24/12	80	83
Mack-Cali Realty
7.750%, 08/15/19 ‡	185	191
Macquarie Group
7.300%, 08/01/14	1,475	1,594
Merrill Lynch
6.875%, 04/25/18 (C)	100	108
6.400%, 08/28/17	150	158
6.150%, 04/25/13	140	150
6.110%, 01/29/37	1,405	1,295
6.050%, 05/16/16	920	928
MetLife
6.400%, 12/15/36	695	608
Metropolitan Life Global Funding I
2.875%, 09/17/12 (B)	200	202
Monumental Global Funding
5.500%, 04/22/13 (B)	65	67
Morgan Stanley
7.250%, 04/01/32	330	375
6.625%, 04/01/18	1,120	1,211
6.250%, 08/28/17	200	209
6.000%, 05/13/14	772	830
5.950%, 12/28/17	664	685
5.750%, 08/31/12	180	193
5.625%, 09/23/19	630	635
5.550%, 04/27/17	100	100
5.450%, 01/09/17	470	475
5.250%, 11/02/12	340	362
4.750%, 04/01/14	620	624
4.200%, 11/20/14 (C)	156	156
0.603%, 06/20/12 (A)	2,385	2,409
0.534%, 01/18/11 (A)	325	323
National City
4.900%, 01/15/15	200	204

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National City Bank
0.625%, 06/07/17 (A)	$1,300	$1,153
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	25	25
New York Life Global Funding
4.650%, 05/09/13 (B)	150	158
NIBC Bank MTN
2.800%, 12/02/14 (B)	825	803
Nordea Bank
3.700%, 11/13/14 (B) (C)	540	539
2.500%, 11/13/12 (B)	465	463
Northern Trust
5.500%, 08/15/13	200	219
Pipeline Funding
7.500%, 01/15/30 (B)	1,500	1,418
Power Receivables Financial
6.290%, 01/01/12 (B)	153	156
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	250	265
Private Export Funding
3.050%, 10/15/14	185	184
Prudential Holdings
8.695%, 12/18/23 (B)	1,200	1,285
1.129%, 12/18/17 (A) (B)	750	616
Simon Property Group
10.350%, 04/01/19 ‡	130	163
6.750%, 05/15/14 ‡	50	53
Standard Chartered Bank
6.400%, 09/26/17 (B)	715	741
Svensk Exportkredit
3.250%, 09/16/14	1,210	1,210
Travelers Property Casualty
7.750%, 04/15/26	100	114
UBS
5.875%, 12/20/17 (C)	120	123
US Bancorp MTN
2.875%, 11/20/14	138	135
Wachovia
5.750%, 06/15/17	485	504
Wachovia Bank MTN
0.584%, 03/15/16 (A)	400	359
WEA Finance
7.500%, 06/02/14 (B)	1,667	1,876
7.125%, 04/15/18 (B)	696	761
6.750%, 09/02/19 (B)	360	387
Wells Fargo
5.625%, 12/11/17	180	188
5.375%, 02/07/35	2,085	1,929
3.750%, 10/01/14	390	389
Westfield Group
5.400%, 10/01/12 (B)	419	444
Westpac Banking
4.875%, 11/19/19	500	494
2.250%, 11/19/12	900	898
ZFS Finance USA Trust I
5.875%, 05/09/32 (A) (B)	1,750	1,416

		96,685

Government — 0.2%

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Brazilian Government International Bond
5.875%, 01/15/19	$250	$266
Mexico Government International Bond MTN
6.375%, 01/16/13	200	221
Qatar Government International Bond
6.400%, 01/20/40 (B)	195	196
5.250%, 01/20/20 (B)	325	327
4.000%, 01/20/15 (B)	195	196

		1,206

Health Care — 0.9%
Aetna
6.000%, 06/15/16	1,570	1,648
Amgen
6.400%, 02/01/39	511	561
Bristol-Myers Squibb
5.450%, 05/01/18	245	262
CareFusion
6.375%, 08/01/19 (B)	395	423
5.125%, 08/01/14 (B)	610	641
4.125%, 08/01/12 (B)	275	283
Coventry Health Care
5.950%, 03/15/17	551	500
Hospira
5.550%, 03/30/12	100	107
Pfizer
5.350%, 03/15/15	854	933
Teva Pharmaceutical Finance LLC
6.150%, 02/01/36	830	857
UnitedHealth Group
6.875%, 02/15/38	594	614

		6,829

Industrials — 0.9%
Burlington Northern Santa Fe
7.290%, 06/01/36	90	103
5.750%, 03/15/18	440	467
4.700%, 10/01/19	75	74
Continental Airlines
7.250%, 11/10/19	500	513
Continental Airlines, Ser 1997, Cl 1A
7.461%, 04/01/15 (C)	1,689	1,604
CSX
6.250%, 03/15/18 (C)	155	167
Delta Air Lines
7.750%, 12/17/19	1,400	1,428
FedEx, Ser A3
8.400%, 03/23/10	85	86
Hutchison Whampoa International 09
4.625%, 09/11/15 (B)	1,140	1,150
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.629%, 12/15/13 (A)	726	606
Lockheed Martin
8.500%, 12/01/29	61	79
Northwest Airlines
1.019%, 05/20/14 (A)	859	722
Union Pacific
7.000%, 02/01/16	150	167
United Technologies
8.875%, 11/15/19	110	143

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

		7,309

Information Technology — 0.4%
Arrow Electronics
6.875%, 06/01/18	$95	$100
Cisco Systems
5.900%, 02/15/39	302	305
5.500%, 01/15/40	800	765
4.450%, 01/15/20	755	741
Dell
5.875%, 06/15/19	227	240
5.650%, 04/15/18	90	94
Hewlett-Packard
4.750%, 06/02/14	766	818
Intuit
5.750%, 03/15/17	75	78
Oracle
5.000%, 07/08/19	200	206
Xerox
8.250%, 05/15/14	90	103

		3,450

Materials — 0.4%
Dow Chemical
8.550%, 05/15/19	963	1,149
4.850%, 08/15/12	755	794
Rio Tinto Finance USA
5.875%, 07/15/13	482	520
9.000%, 05/01/19	417	528
Vale Overseas
6.875%, 11/10/39	500	503

		3,494

Sovereign — 0.6%
Brazilian Government International Bond
5.625%, 01/07/41	265	250
Province of Ontario Canada
4.100%, 06/16/14	1,669	1,742
4.000%, 10/07/19	365	349
Republic of Korea
7.125%, 04/16/19	1,207	1,382
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (B)	1,095	1,086
Tennessee Valley Authority
5.250%, 09/15/39	40	40

		4,849

Telecommunication Services — 1.2%
America Movil
5.000%, 10/16/19 (B)	760	743
AT&T
8.000%, 11/15/31	370	452
BellSouth
6.000%, 11/15/34	850	829
BellSouth Telecommunications
6.300%, 12/15/15	175	186
British Telecommunications
9.625%, 12/15/30	228	290
5.950%, 01/15/18	200	203
Cellco Partnership
8.500%, 11/15/18	430	533
7.375%, 11/15/13	1,202	1,381
5.550%, 02/01/14	204	221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.750%, 05/20/11 (C)	$785	$810
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	187
France Telecom
7.750%, 03/01/11 (C)	326	349
GTE
8.750%, 11/01/21	300	369
Qwest
7.875%, 09/01/11	640	670
7.500%, 10/01/14 (C)	669	695
Rogers Communications
6.375%, 03/01/14	949	1,051
5.500%, 03/15/14	199	213
Telecom Italia Capital
6.999%, 06/04/18 (C)	150	165
Telefonica Emisiones
5.984%, 06/20/11 (C)	345	365
Verizon Communications
8.950%, 03/01/39	50	68
8.750%, 11/01/18	50	63
5.850%, 09/15/35	40	39
Verizon Global Funding
7.750%, 12/01/30	100	118
Vodafone Group
5.450%, 06/10/19	75	78

		10,078

Utilities — 1.7%
Appalachian Power
5.950%, 05/15/33	100	97
Aquila
11.875%, 07/01/12	1,210	1,401
Carolina Power & Light
5.300%, 01/15/19	175	183
Cleveland Electric Illuminating
7.880%, 11/01/17	170	200
Consumers Energy
6.700%, 09/15/19	100	113
Dominion Resources
8.875%, 01/15/19	1,110	1,383
6.400%, 06/15/18	180	197
DPL
6.875%, 09/01/11	597	638
Duke Energy
6.300%, 02/01/14	492	541
Enel Finance International
6.000%, 10/07/39 (B)	355	357
5.125%, 10/07/19 (B)	380	382
Exelon Generation
6.250%, 10/01/39	300	306
5.200%, 10/01/19	150	150
FirstEnergy Solutions
6.800%, 08/15/39	225	227
6.050%, 08/15/21	555	560
4.800%, 02/15/15	180	184
FPL Group Capital
5.350%, 06/15/13	280	301
Georgia Power
6.000%, 11/01/13	205	228
Jersey Central Power & Light
7.350%, 02/01/19	100	114

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Electric
5.900%, 11/15/39 (B)	$55	$56
MidAmerican Energy
5.300%, 03/15/18	200	206
MidAmerican Energy Holdings
5.750%, 04/01/18	615	649
Nevada Power
7.125%, 03/15/19	110	123
Nevada Power, Ser A
8.250%, 06/01/11	1,040	1,124
Niagara Mohawk Power
4.881%, 08/15/19 (B)	80	79
Nisource Finance
10.750%, 03/15/16	100	123
6.125%, 03/01/22	1,400	1,429
Northern States Power
5.350%, 11/01/39	19	18
Oncor Electric Delivery
6.800%, 09/01/18	460	511
Pacific Gas & Electric
5.400%, 01/15/40	42	40
Pacificorp
6.250%, 10/15/37	90	97
5.650%, 07/15/18	175	188
Progress Energy
6.850%, 04/15/12	144	156
PSEG Power
5.500%, 12/01/15	100	106
5.320%, 09/15/16 (B)	40	41
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	27
Public Service of Oklahoma
5.150%, 12/01/19	33	33
Sempra Energy
8.900%, 11/15/13	180	209
Southwestern Public Service
8.750%, 12/01/18	90	110
Virginia Electric and Power
5.400%, 04/30/18	545	571

		13,458

Total Corporate Obligations (Cost $165,876) ($ Thousands)		172,099

ASSET-BACKED SECURITIES — 4.6%

Automotive — 0.4%
Ally Auto Receivables Trust, Cl A3
2.330%, 06/17/13 (B)	100	101
Bank of America Auto Trust, Cl A3
2.130%, 09/15/13 (B)	100	101
1.670%, 12/15/13 (B)	105	105
Bank of America Auto Trust, Cl A4
3.030%, 10/15/16 (B)	412	418
CitiFinancial Auto Issuance Trust, Cl A3
2.590%, 10/15/13 (B)	235	236
Daimler Chrysler Auto Trust, Ser 2008-B
1.165%, 07/08/11 (A)	6	7
Harley-Davidson Motorcycle Trust, Cl A4
5.220%, 06/15/13	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.320%, 02/15/17	$217	$220
2.540%, 04/15/17	210	210
Harley-Davidson Motorcycle Trust,
Ser 2008-1, Cl A3A
4.250%, 02/15/13	211	215
Harley-Davidson Motorcycle Trust,
Ser 2009-1, Cl A4
4.550%, 01/15/17	621	648
Hyundai Auto Receivables Trust, Cl A4
3.150%, 03/15/16	179	181
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	146	155
Triad Auto Receivables Owner Trust, Ser 2006-B, Cl A3
5.410%, 08/12/11	38	38
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A3
5.260%, 11/14/11	0	—
USAA Auto Owner Trust, Cl A4
2.530%, 07/15/15	145	144
USAA Auto Owner Trust, Cl A3
1.540%, 02/18/14	140	139
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	150	160

		3,181

Credit Cards — 1.1%
BA Credit Card Trust, Cl A11
0.263%, 04/15/16 (A)	599	576
BA Credit Card Trust, Cl A4
0.273%, 11/15/19 (A)	2,146	1,957
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	1,213	1,302
Citibank Credit Card Issuance Trust, Cl A5
4.850%, 04/22/15	329	352
2.250%, 12/23/14	2,039	2,015
Discover Card Master Trust, Cl A1
1.533%, 12/15/14 (A)	344	346
Discover Card Master Trust I, Ser 2006-3, Cl A1
0.263%, 03/15/14 (A)	357	353
MBNA Master Credit Card Trust, Ser 1997-B , Cl A
0.393%, 08/15/14 (A)	701	687
Nordstrom Private Label Credit Card Master Note Trust, Cl A
0.293%, 05/15/15 (A) (B)	399	376
Target Credit Card Master Trust, Cl A
0.291%, 10/27/14 (A)	1,022	1,008

		8,972

Mortgage Related Securities — 1.7%
Aegis Asset Backed Securities Trust, Cl M1
0.881%, 12/25/34 (A)	1,423	1,159
0.771%, 03/25/35 (A)	1,555	1,419
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.281%, 01/25/34 (A)	105	74

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities, Ser 2003-W5, Cl M1
0.931%, 10/25/33 (A)	$555	$419
Asset Backed Securities Home Equity, Cl M1
0.721%, 07/25/35 (A)	1,391	1,234
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.331%, 03/25/37 (A)	1,254	1,114
Citigroup Mortgage Loan Trust, Cl A
0.641%, 12/25/33 (A) (B)	1,374	1,164
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	2	2
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	4	4
HFC Home Equity Loan Asset Backed Certificates, Cl APT
1.433%, 11/20/36 (A)	341	290
HFC Home Equity Loan Asset Backed Certificates, Cl M2
0.723%, 01/20/35 (A)	144	119
0.713%, 03/20/36 (A)	2,000	883
HFC Home Equity Loan Asset Backed Certificates, Cl A2F
5.600%, 03/20/36	200	203
HFC Home Equity Loan Asset Backed Certificates
0.383%, 03/20/36 (A)	137	120
HFC Home Equity Loan Asset Backed Certificates, Cl A1
0.503%, 01/20/35 (A)	115	105
0.393%, 01/20/36 (A)	446	389
IXIS Real Estate Capital Trust, Cl M2
0.966%, 06/25/35 (A)	1,259	1,157
Morgan Stanley ABS Capital I, Cl M1
0.981%, 01/25/35 (A)	100	96
Morgan Stanley Capital I, Ser 2003- NC8, Cl M1
1.281%, 09/25/33 (A)	1,745	1,288
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.271%, 01/25/37 (A)	41	38
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.281%, 12/25/36 (A)	37	35
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.206%, 08/25/33 (A)	287	122
Residential Asset Securities, Cl AI4
0.601%, 09/25/35 (A)	1,300	1,192
Salomon Brothers Mortgage Securities VII, Cl A
3.450%, 04/25/32 (B)	213	175
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.311%, 06/25/37 (A)	1,153	937

		13,738

Other Asset-Backed Securities — 1.4%
CNH Equipment Trust, Cl A3
1.850%, 12/16/13	40	40

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.691%, 10/25/35 (A)	$1,100	$969
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	385	330
Indymac Residential Asset Backed Trust, Cl 2A1
0.311%, 07/25/37 (A)	1,307	1,265
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	1,113	995
SLC Student Loan Trust, Cl A4A
1.854%, 12/15/32 (A)	1,521	1,593
SLM Student Loan Trust, Cl A4
1.982%, 07/25/23 (A)	1,009	1,055
0.474%, 12/15/17 (A)	123	123
0.454%, 12/17/18 (A)	93	92
SLM Student Loan Trust, Cl A4L
0.404%, 09/17/18 (A)	100	99
SLM Student Loan Trust
1.382%, 10/25/16 (A)	220	223
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.382%, 07/25/23 (A)	616	621
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.932%, 07/25/22 (A)	345	360
Soundview Home Equity Loan Trust, Cl A4
0.531%, 11/25/35 (A)	1,575	1,311
Structured Asset Securities, Ser 2006- GEL4, Cl A1
0.351%, 10/25/36 (A) (B)	1,371	1,223
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.321%, 03/25/37 (A)	1,275	1,195
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.333%, 06/15/12 (A)	207	205

		11,699

Total Asset-Backed Securities (Cost $36,816) ($ Thousands)		37,590

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
FHLB
2.500%, 10/05/10	4,040	4,051
1.500%, 03/30/10 to 05/10/10	4,340	4,343
0.070%, 02/05/10 (D)	10,675	10,674
0.050%, 02/12/10 (D)	17,850	17,849

Total U.S. Government Agency Obligations (Cost $36,905) ($ Thousands)		36,917

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,270
North Texas Tollway Authority, RB
6.718%, 01/01/49	385	400

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, GO
7.550%, 04/01/39	$235	$228
7.300%, 10/01/39	2,055	1,935
State of Illinois, GO
5.100%, 06/01/33	60	50

Total Municipal Bonds (Cost $4,092) ($ Thousands)		3,883

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100% *(E)	24,200,505	24,201

Total Cash Equivalent (Cost $24,201) ($ Thousands)		24,201

COMMERCIAL PAPER — 1.2%
BNP Paribas Finance
0.130%, 02/05/10	4,970	4,969
Rabobank USA Financial
0.130%, 02/04/10	4,845	4,845

Total Commercial Paper (Cost $9,814) ($ Thousands)		9,814

U.S. TREASURY OBLIGATIONS — 17.0%
U.S. Treasury Bond
8.875%, 08/15/17 to 02/15/19 (C)	15,377	20,976
8.750%, 05/15/17 to 08/15/20 (C)	5,925	8,017
8.500%, 02/15/20	50	69
8.000%, 11/15/21	3,670	4,998
7.500%, 11/15/16 (C)	1,300	1,638
7.125%, 02/15/23	176	226
6.750%, 08/15/26	250	315
6.500%, 11/15/26	200	247
6.375%, 08/15/27	50	61
6.291%, 05/15/24 (D)	200	101
6.125%, 11/15/27	450	536
5.375%, 02/15/31 (C)	3,314	3,662
4.523%, 05/15/29 (D)	100	39
4.500%, 08/15/39	1,859	1,817
4.472%, 02/15/24 (D)	75	38
4.375%, 11/15/39	537	514
4.338%, 08/15/24 (D)	500	248
4.250%, 05/15/39	386	362
3.951%, 05/15/20 (D)	200	129
3.500%, 02/15/39 (C)	2,707	2,217
3.279%, 11/15/16 (D)	200	157
U.S. Treasury Bond TIPS
2.000%, 01/15/16 (C)	2,000	2,300
1.750%, 01/15/28	4,000	3,958
U.S. Treasury Note
4.750%, 08/15/17 (C)	1,000	1,085
4.625%, 02/15/17 (C)	3,750	4,049
4.500%, 05/15/17	900	962
3.750%, 11/15/18 (C)	10,023	10,025
3.625%, 08/15/19 (C)	6,625	6,513
3.375%, 11/15/19 (C)	5,973	5,745
3.125%, 10/31/16 to 05/15/19 (C)	3,439	3,277

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
2.750%, 11/30/16 to 02/15/19 (C)	$3,897	$3,599
2.625%, 06/30/14 to 02/29/16 (C)	9,244	9,202
2.125%, 11/30/14	3,576	3,491
1.875%, 06/15/12 to 02/28/14 (C)	5,659	5,566
1.375%, 10/15/12	315	313
1.125%, 06/30/11	2,653	2,664
1.000%, 07/31/11 to 09/30/11 (C)	8,032	8,034
0.875%, 05/31/11 (C)	6,999	7,007
U.S. Treasury STRIPS
4.568%, 05/15/36 (D)	100	28
4.397%, 08/15/20 (D)	1,350	856
4.333%, 11/15/20 (D)	1,050	656
4.302%, 02/15/32 (D)	100	34
4.283%, 02/15/17 (D)	3,660	2,841
4.060%, 02/15/22 (D)	100	58
3.724%, 08/15/17 (D)	500	377
3.666%, 11/15/17 (D)	1,550	1,149
3.421%, 02/15/18 (D)	725	530
2.773%, 05/15/14 (D)	5,200	4,663
2.662%, 02/15/15 (D)	100	87
2.473%, 02/15/14 (C) (D)	2,900	2,627
0.714%, 11/15/27 (D)	280	118

Total U.S. Treasury Obligations (Cost $139,158) ($ Thousands)		138,181

AFFILIATED PARTNERSHIP — 10.7%

SEI Liquidity Fund, L.P., 0.300% *(E) (F)	86,872,474	86,872

Total Affiliated Partnership (Cost $86,872) ($ Thousands)		86,872

Total Investments — 115.2% (Cost $926,978) ($ Thousands)@
		$937,134

A summary of the open futures contracts held by the Fund at December 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year
Treasury Note	40	Mar-2010	$(111)
U.S. 5-Year Treasury
Note	70	Apr-2010	(145)

			$(256)

For the period ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

A summary of outstanding swap agreements held by the Fund at December 31, 2009, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)

Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	$1,500	$(267)

Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,750	(185)

						$(452)

Percentages are based on a Net Assets of $813,723 ($ Thousands).

‡	Real Estate Investment Trust
*	Rate shown is the 7-day effective yield as of December 31, 2009.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2009. The date reported on the Schedule of Investments is the next reset date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	This security or a partial position of this security is on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $83,944 ($ Thousands).
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Investment in Affiliated Security.
(F)	This security was purchased with cash collateral received from securities no loan. The total market value of such securities as of December 31, 2009 was $86,872 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $926,978
($ Thousands), and the unrealized appreciation and depreciation were $15,172 ($
Thousands) and $(5,016) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Annual Report / December 31, 2009

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$22,901	$404,426	$250	$427,577
Corporate Obligations	—	172,099	—	172,099
Asset-Backed Securities	—	37,590	—	37,590
U.S. Government Agency Obligations	—	36,917	—	36,917
Municipal Bonds	—	3,883	—	3,883
Cash Equivalent	24,201	—	—	24,201
Commercial Paper	—	9,814	—	9,814
U.S. Treasury Obligations	—	138,181	—	138,181
Affiliated Partnership	—	86,872	—	86,872

Total Investments in Securities	$47,102	$889,782	$250	$937,134

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(256)	$—	$—	$(256)
Credit Default Swaps*	—	(452)	—	(452)

Total Other Financial Instruments	$(256)	$(452)	$—	$(708)

*	Future and Swap contracts are valued at unrealized depreciation on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands).

Mortgage-Backed Securities
Beginning balance as of October 1, 2009	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	250
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2009	$250

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

17	SEI Institutional Managed Trust / Annual Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 81.7%

Consumer Discretionary — 20.0%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	$150	$5
0.000%, 01/15/09 (B)	225	8
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04	25	1
Affinion Group
11.500%, 10/15/15	550	576
10.125%, 10/15/13	1,750	1,798
10.125%, 10/15/13	2,100	2,158
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	380	386
Ameristar Casinos
9.250%, 06/01/14 (A)	1,600	1,660
Amscan Holdings
8.750%, 05/01/14	2,845	2,802
Applebee’s Enterprises
6.427%, 12/20/37 (A)	3,650	3,285
ArvinMeritor
8.125%, 09/15/15	1,380	1,318
Ashtead Capital
9.000%, 08/15/16 (A)	2,835	2,839
Avis Budget Car Rental
7.750%, 05/15/16	680	636
7.625%, 05/15/14	1,595	1,515
Beazer Homes USA
12.000%, 10/15/17 (A)	1,260	1,373
8.625%, 05/15/11	1,060	1,033
8.375%, 04/15/12	40	38
6.500%, 11/15/13	1,480	1,169
Belo
8.000%, 11/15/16	1,080	1,110
Blockbuster
11.750%, 10/01/14 (A)	3,710	3,525
9.000%, 09/01/12	2,485	1,416
Boyd Gaming
7.125%, 02/01/16	1,445	1,257
Broder Brothers PIK
15.000%, 10/15/13 (A)	602	439
Brunswick
11.750%, 08/15/13	1,500	1,714
11.250%, 11/01/16 (A)	3,443	3,873
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14 (E)	3,920	3,920
Burlington Coat Factory Warehouse
11.125%, 04/15/14	3,425	3,536
Cablevision Systems
8.625%, 09/15/17 (A)	2,305	2,400
Caesars Entertainment
8.125%, 05/15/11	1,424	1,424
7.875%, 03/15/10	600	597
Carrols
9.000%, 01/15/13	295	299
CCH II
13.500%, 11/30/16	3,836	4,517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CCO Holdings LLC
0.000%, 11/15/13 (B)	$2,895	$2,971
Cequel Communications Holdings I
8.625%, 11/15/17 (A)	1,355	1,369
Charter Communications Operating
8.000%, 04/30/12 (A)	350	360
0.000%, 04/30/14 (A) (B)	450	462
0.000%, 09/15/14 (A) (B)	3,180	3,562
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	998	661
Clear Channel Communications
10.750%, 08/01/16	1,200	942
Clear Channel Worldwide Holdings
9.250%, 12/15/17 (A)	2,840	2,925
9.250%, 12/15/17 (A)	900	918
Cleveland Unlimited
12.500%, 12/15/10 (A) (D)	4,304	4,175
Columbus International
11.500%, 11/20/14 (A)	1,040	1,092
Community Health Systems
8.875%, 07/15/15	1,640	1,698
CSC Holdings
8.625%, 02/15/19 (A)	2,200	2,368
Dana (Escrow Security)
0.000%, 03/01/09 (B)	350	9
0.000%, 03/01/29 (B)	850	21
0.000%, 03/15/08 (B)	100	2
0.000%, 03/15/28 (B)	200	5
Dave & Buster’s
11.250%, 03/15/14	1,879	1,949
Dex Media
63.720%, 11/15/13 (B)	600	152
Dex Media West, Ser B
8.500%, 08/15/10 (B)	1,050	1,134
0.000%, 08/15/13 (B)	2,500	787
DirecTV Holdings
6.375%, 06/15/15	1,505	1,563
DISH DBS
7.875%, 09/01/19	1,080	1,133
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,169	1,002
DR Horton
6.000%, 04/15/11	630	641
Eastman Kodak
7.250%, 11/15/13	285	235
Easton-Bell Sports
9.750%, 12/01/16 (A)	1,805	1,870
Echostar DBS
7.750%, 05/31/15	4,830	5,059
7.125%, 02/01/16	2,015	2,058
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	983
El Pollo Loco
11.750%, 12/01/12 (A)	2,000	2,075
Eye Care Centers of America
10.750%, 02/15/15	700	731
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	31
Ford Motor
7.450%, 07/16/31	1,495	1,321

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gaylord Entertainment
6.750%, 11/15/14	$355	$330
General Motors
7.700%, 04/15/16 (B)	1,212	315
GMAC LLC
6.875%, 09/15/11 (A)	3,451	3,399
Goodyear Tire & Rubber
10.500%, 05/15/16	215	237
8.625%, 12/01/11	837	868
Group 1 Automotive
8.250%, 08/15/13	200	199
Hanesbrands
8.000%, 12/15/16	2,254	2,296
Hanesbrands, Ser B
4.592%, 12/15/14 (D)	1,510	1,429
Harrah’s Operating
11.250%, 06/01/17 (A)	600	628
10.000%, 12/15/18 (A)	6,136	4,924
Harrahs Operating Escrow
11.250%, 06/01/17 (A)	6,825	7,141
Hertz
10.500%, 01/01/16	625	667
8.875%, 01/01/14	1,350	1,380
HSN
11.250%, 08/01/16	1,475	1,656
Inergy
8.750%, 03/01/15	845	868
Interpublic Group
10.000%, 07/15/17	450	499
Interpublic Group
2.440%, 11/15/10 (D)	262	257
Isle of Capri Casinos
7.000%, 03/01/14	1,345	1,197
Jarden
8.000%, 05/01/16	970	1,002
7.500%, 05/01/17	1,195	1,192
JC Penney
7.950%, 04/01/17	410	448
7.400%, 04/01/37	1,550	1,538
K Hovnanian Enterprises
10.625%, 10/15/16 (A)	570	596
Lamar Media
7.250%, 01/01/13	1,525	1,521
6.625%, 08/15/15	450	437
Landry’s Restaurants
11.625%, 12/01/15 (A)	2,439	2,585
Laureate Education
11.750%, 08/15/17 (A)	1,600	1,618
10.000%, 08/15/15 (A)	525	530
Levi Strauss
9.750%, 01/15/15	640	672
Liberty Media LLC
8.250%, 02/01/30	1,970	1,805
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,690	3,658
M/I Homes
6.875%, 04/01/12	545	514
Macy’s Retail Holdings
8.875%, 07/15/15	1,720	1,896
7.875%, 08/15/36	375	332
6.700%, 07/15/34	140	122
6.375%, 03/15/37	840	710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.900%, 12/01/16	$615	$600
MDC Partners
11.000%, 11/01/16 (A)	2,960	3,078
MGM Mirage
13.000%, 11/15/13	50	57
11.375%, 03/01/18 (A)	205	183
11.125%, 11/15/17 (A)	840	930
10.375%, 05/15/14 (A)	620	673
8.375%, 02/01/11	25	24
7.625%, 01/15/17	1,960	1,524
7.500%, 06/01/16	4,725	3,685
6.875%, 04/01/16	1,870	1,426
6.750%, 04/01/13	825	712
6.625%, 07/15/15	325	253
5.875%, 02/27/14	1,485	1,190
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	765	521
6.875%, 02/15/15	265	172
MTR Gaming Group
12.625%, 07/15/14 (A)	1,025	987
NCL
11.750%, 11/15/16 (A)	555	548
Neiman-Marcus Group
10.375%, 10/15/15	1,250	1,225
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,696	1,658
Newell Rubbermaid
10.600%, 04/15/19	800	1,006
Nielsen Finance
11.625%, 02/01/14	260	292
11.500%, 05/01/16	205	229
Norcraft
10.500%, 12/15/15 (A)	550	564
Norcraft Holdings
9.750%, 09/01/12 (E)	571	548
OSI Restaurant Partners
10.000%, 06/15/15	3,715	3,278
Peninsula Gaming
10.750%, 08/15/17 (A)	1,100	1,106
8.375%, 08/15/15 (A)	1,100	1,097
Penn National Gaming
6.750%, 03/01/15	2,985	2,884
Penske Auto Group
7.750%, 12/15/16	2,000	1,935
Pinnacle Entertainment
7.500%, 06/15/15	1,425	1,311
Quebecor Media
7.750%, 03/15/16	4,285	4,274
Quebecor Media (Escrow Security)
0.000%, 03/15/16 (B) (C) (H) (I)	1,915	67
0.000%, 11/15/13 (B)	1,725	—
Quiksilver
6.875%, 04/15/15	1,340	1,099
QVC
7.500%, 10/01/19 (A)	3,755	3,830
Rental Services
9.500%, 12/01/14	4,845	4,851
RH Donnelley
11.750%, 05/15/15 (A) (B)	1,126	929
River Rock Entertainment Authority
9.750%, 11/01/11	2,565	2,418

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RJ Tower
12.000%, 06/01/13 (B)	$172	$1
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,041
7.250%, 06/15/16	1,045	1,010
7.000%, 06/15/13	685	683
6.875%, 12/01/13	915	899
RSC Equipment Rental
10.000%, 07/15/17 (A)	1,750	1,903
Salem Communications
9.625%, 12/15/16 (A)	1,056	1,106
Sally Holdings LLC
10.500%, 11/15/16	3,074	3,305
9.250%, 11/15/14	1,360	1,411
San Pasqual Casino
8.000%, 09/15/13 (A)	1,670	1,561
Sbarro
10.375%, 02/01/15	674	529
Sealy Mattress
10.875%, 04/15/16 (A)	30	33
8.250%, 06/15/14	3,166	3,166
Seminole Indian Tribe of Florida
5.798%, 10/01/13 (A)	1,665	1,602
Service International
7.375%, 10/01/14	1,570	1,578
6.750%, 04/01/15	855	838
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	1,160	882
Simmons
10.000%, 12/15/09 (B)	5,625	450
7.875%, 01/15/14 (B)	3,725	3,427
Sinclair Broadcast Group
8.000%, 03/15/12	1,650	1,613
Sinclair Television Group
9.250%, 11/01/17 (A)	375	390
Sirius XM Radio
9.750%, 09/01/15 (A)	2,105	2,216
Speedway Motorsports
8.750%, 06/01/16	1,470	1,551
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,575	1,087
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	450	409
Standard Pacific Escrow
10.750%, 09/15/16 (A)	1,955	1,994
Starwood Hotels & Resorts Worldwide
7.875%, 10/15/14	535	572
6.750%, 05/15/18	1,660	1,664
Station Casinos
6.875%, 03/01/16 (B)	225	1
6.625%, 03/15/18 (B)	1,900	10
Steinway Musical Instruments
7.000%, 03/01/14 (A)	4,595	4,170
Sun Media
7.625%, 02/15/13	660	601
Tenneco
8.625%, 11/15/14	525	530
TL Acquisitions
10.500%, 01/15/15 (A)	2,730	2,611
Toys R Us Property I
10.750%, 07/15/17 (A)	550	602

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Travelport LLC
11.875%, 09/01/16	$5,805	$6,153
4.986%, 09/01/14 (D)	2,171	1,967
TRW Automotive
7.250%, 03/15/17 (A)	1,905	1,848
7.000%, 03/15/14 (A)	170	167
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	2,035	1,989
United Components
9.375%, 06/15/13	1,290	1,245
United Rentals North America
10.875%, 06/15/16	2,600	2,828
9.250%, 12/15/19	900	929
Univision Communications
12.000%, 07/01/14 (A)	1,502	1,654
9.750%, 03/15/15 (A)	1,700	1,490
UPC Holding
9.875%, 04/15/18 (A)	3,635	3,835
Vail Resorts
6.750%, 02/15/14	2,275	2,258
Videotron
9.125%, 04/15/18	800	880
6.875%, 01/15/14	2,160	2,171
Visant Holding
10.250%, 12/01/13 (E)	4,120	4,254
WMG Acquisition
9.500%, 06/15/16 (A)	2,160	2,314
Wynn Las Vegas
6.625%, 12/01/14	445	430
XM Satellite Radio
11.250%, 06/15/13 (A)	1,220	1,312
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	3,080	3,346
10.000%, 06/01/11	1,550	1,550

		287,587

Consumer Staples — 3.1%
Alliance One International
10.000%, 07/15/16 (A)	185	194
10.000%, 07/15/16 (A)	955	1,003
Bumble Bee Foods
7.750%, 12/15/15 (A)	575	576
Central Garden and Pet
9.125%, 02/01/13	1,220	1,237
Chiquita Brands International
8.875%, 12/01/15	1,435	1,464
Constellation Brands
8.375%, 12/15/14	485	517
7.250%, 09/01/16	1,020	1,035
7.250%, 05/15/17	1,000	1,014
Cott Beverages
8.375%, 11/15/17 (A)	2,385	2,462
Del Monte
7.500%, 10/15/19 (A)	215	221
Dole Food
13.875%, 03/15/14 (A)	876	1,053
8.000%, 10/01/16 (A)	320	325
Duane Reade
11.750%, 08/01/15	1,900	2,061
9.750%, 08/01/11	250	255
Fleming
0.000%, 04/01/08 (B)	1,010	—

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ingles Markets
8.875%, 05/15/17	$565	$588
JBS USA
11.625%, 05/01/14 (A)	850	963
JohnsonDiversey Holdings
10.500%, 05/15/20 (A)	2,325	2,337
JohnsonDiversey Holdings
8.250%, 11/15/19 (A)	925	937
M-Foods Holdings
9.750%, 10/01/13 (A)	350	364
Pantry
7.750%, 02/15/14	3,600	3,456
Rite Aid
10.375%, 07/15/16	2,640	2,798
10.250%, 10/15/19 (A)	210	221
9.750%, 06/12/16	3,180	3,450
9.500%, 06/15/17	2,770	2,410
9.375%, 12/15/15	1,405	1,236
8.625%, 03/01/15	2,175	1,892
7.700%, 02/15/27	150	91
7.500%, 03/01/17	695	653
6.875%, 12/15/28 (A)	375	214
Smithfield Foods
10.000%, 07/15/14 (A)	1,185	1,286
7.750%, 07/01/17	20	18
7.750%, 05/15/13	1,350	1,309
Southern States Cooperative
10.500%, 11/01/11 (A)	1,500	1,504
Spectrum Brands
12.000%, 08/28/19	1,171	1,147
SuperValu
8.000%, 05/01/16	3,110	3,157
Tops Markets
10.125%, 10/15/15 (A)	1,165	1,200

		44,648

Energy — 8.3%
Allis-Chalmers Energy
8.500%, 03/01/17	3,595	3,109
Anadarko Petroleum
6.450%, 09/15/36	1,540	1,608
Antero Resources Finance
9.375%, 12/01/17 (A)	885	903
Aquilex Holdings
11.125%, 12/15/16 (A)	3,390	3,382
Arch Coal
8.750%, 08/01/16 (A)	2,580	2,728
Arch Western Finance
6.750%, 07/01/13	2,745	2,724
Atlas Energy Operating
12.125%, 08/01/17	2,870	3,257
10.750%, 02/01/18	1,705	1,884
Aventine Renewable Energy Holdings
0.000%, 04/01/17 (B)	2,750	2,475
Basic Energy Services
11.625%, 08/01/14	1,100	1,177
Bill Barrett
9.875%, 07/15/16	1,000	1,065
Chesapeake Energy
9.500%, 02/15/15	750	823
7.500%, 06/15/14	306	312
7.250%, 12/15/18	461	465
6.500%, 08/15/17	1,290	1,264

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cie Generale de Geophysique-Veritas
9.500%, 05/15/16 (A)	$2,685	$2,873
7.750%, 05/15/17	175	174
7.500%, 05/15/15	300	298
Cloud Peak Energy Resources
8.500%, 12/15/19 (A)	365	372
8.250%, 12/15/17 (A)	615	615
Compton Petroleum Finance
7.625%, 12/01/13	935	746
Copano Energy
7.750%, 06/01/18	2,600	2,607
Denbury Resources
9.750%, 03/01/16	735	785
7.500%, 12/15/15	1,225	1,222
7.500%, 04/01/13	1,200	1,206
Drummond
9.000%, 10/15/14 (A)	1,090	1,143
Dynegy Holdings
8.375%, 05/01/16	850	807
7.750%, 06/01/19	1,850	1,605
7.625%, 10/15/26	1,115	769
7.500%, 06/01/15	2,400	2,244
El Paso
8.250%, 02/15/16	485	518
8.050%, 10/15/30	375	354
7.800%, 08/01/31	150	141
7.420%, 02/15/37	1,345	1,206
7.250%, 06/01/18	2,415	2,386
7.000%, 06/15/17	520	516
El Paso Performance-Linked Trust
7.750%, 07/15/11 (A)	200	205
Enterprise Products Operating
8.375%, 08/01/66 (D)	245	239
Forbes Energy Services
11.000%, 02/15/15	1,882	1,750
Forest Oil
8.500%, 02/15/14 (A)	75	78
8.000%, 12/15/11	585	610
7.750%, 05/01/14	970	982
7.250%, 06/15/19	2,075	2,049
General Maritime
12.000%, 11/15/17 (A)	635	661
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	1,820	1,865
Hercules Offshore
10.500%, 10/15/17 (A)	1,125	1,187
Hilcorp Energy I
9.000%, 06/01/16 (A)	200	203
7.750%, 11/01/15 (A)	3,130	3,067
Holly
9.875%, 06/15/17 (A)	2,995	3,152
International Coal Group
10.250%, 07/15/14	1,165	1,120
Key Energy Services
8.375%, 12/01/14	1,230	1,233
Linn Energy
11.750%, 05/15/17 (A)	230	258
Mariner Energy
8.000%, 05/15/17	1,450	1,392
MarkWest Energy Partners
8.750%, 04/15/18	2,055	2,117

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MarkWest Energy Partners, Ser B
6.875%, 11/01/14	$925	$883
McMoRan Exploration
11.875%, 11/15/14	3,250	3,331
Murray Energy
10.250%, 10/15/15 (A)	2,065	2,055
Newfield Exploration
7.125%, 05/15/18	325	328
6.625%, 04/15/16	555	557
OPTI Canada
9.000%, 12/15/12 (A)	405	414
8.250%, 12/15/14	2,325	1,915
7.875%, 12/15/14	1,345	1,103
Penn Virginia
10.375%, 06/15/16	400	436
Petrohawk Energy
10.500%, 08/01/14	2,100	2,294
PetroHawk Energy
9.125%, 07/15/13	1,571	1,642
7.875%, 06/01/15	1,760	1,778
Petroleum Development
12.000%, 02/15/18	1,850	1,908
Plains Exploration & Production
10.000%, 03/01/16	225	246
7.750%, 06/15/15	75	76
7.625%, 06/01/18	550	562
7.000%, 03/15/17	625	614
Pride International
8.500%, 06/15/19	625	722
Quicksilver Resources
11.750%, 01/01/16	2,760	3,133
8.250%, 08/01/15	395	405
7.125%, 04/01/16	1,625	1,515
Range Resources
7.500%, 05/15/16	650	668
Sabine Pass LNG L.P.
7.500%, 11/30/16	850	708
SandRidge Energy
9.875%, 05/15/16 (A)	1,030	1,084
8.750%, 01/15/20 (A)	2,515	2,515
8.625%, 04/01/15	825	825
Southwestern Energy
7.500%, 02/01/18	900	954
Stone Energy
8.250%, 12/15/11	2,420	2,411
Swift Energy
7.125%, 06/01/17	630	595
Targa Resources Partners
11.250%, 07/15/17 (A)	3,815	4,201
Tesoro
9.750%, 06/01/19	3,050	3,157
6.625%, 11/01/15	750	713
Valero Energy
10.500%, 03/15/39	1,950	2,505
Williams
8.750%, 01/15/20	75	90
8.125%, 03/15/12	125	137
7.875%, 09/01/21	125	144
7.750%, 06/15/31	375	411

		118,966

Financials — 12.0%

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ALH Finance LLC
8.500%, 01/15/13	$2,090	$2,090
Alliant Holdings I
11.000%, 05/01/15 (A)	2,100	2,105
Allied Capital
6.625%, 07/15/11	3,385	3,208
6.000%, 04/01/12	950	853
American Financial Group
9.875%, 06/15/19	500	561
American General Finance MTN
5.375%, 10/01/12	275	221
4.875%, 07/15/12	1,725	1,414
0.504%, 12/15/11 (D)	2,915	2,368
BAC Capital Trust XIV
5.630%, 03/15/12 (D)	1,815	1,252
Bank of America
8.125%, 05/15/18 (D)	140	135
8.000%, 12/29/49 (D)	1,130	1,088
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	381
C5 Capital SPV
6.196%, 12/31/11 (A) (D)	455	312
Calfrac Holdings
7.750%, 02/15/15 (A)	2,850	2,764
Capital One Capital V
10.250%, 08/15/39	1,105	1,285
Cardtronics
9.250%, 08/15/13	560	576
9.250%, 08/15/13	1,445	1,487
Cemex Finance
9.500%, 12/14/16 (A)	4,330	4,536
CEVA Group
11.625%, 10/01/16 (A)	2,075	2,129
Chukchansi Economic Development Authority
4.024%, 11/15/12 (A) (D)	1,795	1,257
CIT Group MTN
5.800%, 07/28/11 (B)	1,040	800
5.650%, 02/13/17 (B)	2,740	2,039
5.600%, 04/27/11 (B)	980	756
5.000%, 02/13/14 (B)	2,050	1,541
0.078%, 07/28/11 (B)	1,000	760
CIT Group Funding of Delaware
10.250%, 05/01/16	28	28
10.250%, 05/01/13	11	11
10.250%, 05/01/17	39	39
10.250%, 05/01/15	17	17
10.250%, 05/01/14	17	17
Citigroup Capital XXI
8.300%, 12/21/57 (D)	545	525
City National Bank
9.000%, 08/12/19	3,384	3,384
City National Capital Trust I
9.625%, 02/01/40	2,150	2,284
Comerica Bank
5.200%, 08/22/17	1,000	927
Corporate Office Properties
3.500%, 09/15/26 ‡ (A)	230	223
Developers Diversified Realty
9.625%, 03/15/16 ‡	280	293
DI Finance
9.500%, 02/15/13	915	926

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DuPont Fabros Technology
8.500%, 12/15/17 ‡ (A)	$4,100	$4,167
E*Trade Financial PIK
12.500%, 11/30/17	993	1,128
Felcor Lodging
10.000%, 10/01/14 ‡ (A)	1,130	1,140
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,450	3,916
Ford Motor Credit LLC
12.000%, 05/15/15	1,555	1,803
9.875%, 08/10/11	1,950	2,042
8.700%, 10/01/14	360	376
8.000%, 06/01/14	2,700	2,772
8.000%, 12/15/16	1,800	1,802
7.800%, 06/01/12	2,095	2,118
7.500%, 08/01/12	1,110	1,119
7.000%, 10/01/13	4,368	4,361
5.504%, 06/15/11 (D)	900	891
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	330
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,560	1,560
Genworth Financial
8.625%, 12/15/16	700	726
6.150%, 11/15/66 (D)	2,800	1,981
Genworth Global Funding Trusts
0.414%, 12/15/10 (D)	820	808
0.412%, 05/15/12 (D)	1,180	1,099
GMAC LLC
8.000%, 11/01/31 (A)	3,035	2,731
6.875%, 08/28/12 (A)	1,120	1,098
6.750%, 12/01/14	2,713	2,577
6.625%, 05/15/12 (A)	1,204	1,180
6.000%, 12/15/11 (A)	995	975
HBOS MTN
5.375%, 11/29/49 (A)	1,220	988
HBOS Capital Funding
6.071%, 06/30/49 (A) (D)	2,070	1,345
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (D)	2,250	67
Hexion US Finance
9.750%, 11/15/14	3,534	3,463
4.940%, 11/15/14 (D)	750	637
Host Marriott LP, Ser O
6.375%, 03/15/15 ‡	315	309
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	2,595	2,582
HUB International Holdings
10.250%, 06/15/15 (A)	360	331
9.000%, 12/15/14 (A)	2,440	2,330
Hughes Network Systems
9.500%, 04/15/14	1,225	1,265
Icahn Enterprises
7.125%, 02/15/13	2,550	2,601
Inergy L.P.
8.250%, 03/01/16	285	289
6.875%, 12/15/14	225	222
ING Capital Funding Trust III
8.439%, 12/29/49 (D)	2,090	1,797
International Lease Finance MTN
6.625%, 11/15/13	545	439
6.375%, 03/25/13	325	267

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.625%, 09/20/13	$900	$706
5.550%, 09/05/12	355	296
5.350%, 03/01/12	105	91
5.250%, 01/10/13	675	551
Jefferies Group
8.500%, 07/15/19	2,065	2,257
JP Morgan Chase Capital XXV
6.800%, 10/01/37	70	70
KAR Holdings
8.750%, 05/01/14	870	897
LaBranche
11.000%, 05/15/12	1,555	1,495
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (B)	2,750	571
5.625%, 01/24/13 (B)	825	173
Lincoln National
8.750%, 07/01/19	1,000	1,143
7.000%, 05/17/66 (D)	630	523
6.050%, 04/20/67 (D)	410	318
Lloyds Banking Group
6.267%, 11/14/16 (A) (D)	335	201
5.920%, 09/29/49 (A) (D)	505	303
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	3
MetLife
10.750%, 08/01/39	1,725	2,124
MetLife Capital Trust X
9.250%, 04/08/38 (A) (D)	4,650	5,255
National Life Insurance
10.500%, 09/15/39 (A)	990	1,031
National Money Mart
10.375%, 12/15/16 (A)	1,090	1,115
NCO Group
11.875%, 11/15/14	800	613
Nielsen Finance
10.000%, 08/01/14	840	876
4.458%, 08/01/16 (E)	545	497
Novelis
7.250%, 02/15/15	1,805	1,719
Nuveen Investments
10.500%, 11/15/15	8,825	8,009
5.500%, 09/15/15	780	539
Ohio Casualty
7.300%, 06/15/14	905	928
PHH
7.125%, 03/01/13	1,175	1,087
Pinnacle Foods Finance
10.625%, 04/01/17	775	806
9.250%, 04/01/15 (A)	1,855	1,883
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (D)	1,070	754
Popular Capital Trust I
6.564%, 09/15/34	520	304
Protective Life
8.450%, 10/15/39	2,800	2,701
Rabobank Nederland
11.000%, 12/31/49 (A) (D)	1,060	1,292
Radian Group
7.750%, 06/01/11	1,815	1,599
Realogy
12.375%, 04/15/15	1,300	1,011
10.500%, 04/15/14	1,820	1,574

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regency Energy Partners
8.375%, 12/15/13	$420	$435
Royal Bank of Scotland Group
7.640%, 09/29/17 (D)	1,685	910
Senior Housing Properties Trust
7.875%, 04/15/15 ‡	671	659
Smurfit Kappa Funding
7.750%, 04/01/15	1,820	1,749
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	975	517
4.680%, 02/01/14 (A) (D)	300	147
Symetra Financial
6.125%, 04/01/16 (A)	635	569
Torchmark
9.250%, 06/15/19	2,000	2,256
Unitrin
6.000%, 05/15/17	1,025	908
Universal City Development Partners
8.875%, 11/15/15 (A)	1,455	1,424
USB Capital IX
6.189%, 04/15/49 (D)	820	659
USI Holdings
9.750%, 05/15/15 (A)	2,369	2,159
Ventas Realty L.P.
9.000%, 05/01/12 ‡	675	705
7.125%, 06/01/15 ‡	391	391
6.750%, 04/01/17 ‡	850	822
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	978	963
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,620	1,596
8.500%, 02/15/15	2,505	2,486
Zions Bancorporation
7.750%, 09/23/14	495	437
6.000%, 09/15/15	1,095	774
5.650%, 05/15/14	200	146
5.500%, 11/16/15	415	293

		172,544

Health Care — 5.9%
Accellent
10.500%, 12/01/13	820	789
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,680	6,248
Bausch & Lomb
9.875%, 11/01/15	2,275	2,400
Biomet
11.625%, 10/15/17	4,035	4,459
10.375%, 10/15/17	6,345	6,884
10.000%, 10/15/17	3,025	3,286
Bio-Rad Laboratories
8.000%, 09/15/16 (A)	740	781
Catalent Pharma Solutions
9.500%, 04/15/15	5,664	5,112
Cooper
7.125%, 02/15/15	1,290	1,261
DJO Finance
10.875%, 11/15/14	4,235	4,468
HCA
9.875%, 02/15/17 (A)	160	177
9.625%, 11/15/16	8,531	9,235
9.250%, 11/15/16	1,000	1,076
8.500%, 04/15/19 (A)	2,160	2,327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.875%, 02/15/20 (A)	$3,100	$3,228
Health Management Associates
6.125%, 04/15/16	1,880	1,763
Inverness Medical Innovations
9.000%, 05/15/16	5,040	5,166
Novasep Holding SAS
9.750%, 12/15/16 (A)	780	761
Phibro Animal Health
10.000%, 08/01/13 (A)	100	104
Psychiatric Solutions
7.750%, 07/15/15 (A)	525	495
7.750%, 07/15/15	3,040	2,941
ReAble Therapeutics Finance
11.750%, 11/15/14	1,617	1,678
Select Medical
7.625%, 02/01/15	1,645	1,596
Spheris
11.000%, 12/15/12	750	401
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,483	1,350
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	1,935	1,964
Tenet Healthcare
10.000%, 05/01/18 (A)	95	106
9.250%, 02/01/15	2,350	2,503
8.875%, 07/01/19 (A)	370	400
7.375%, 02/01/13	560	561
United Surgical Partners International
8.875%, 05/01/17	250	258
United Surgical Partners International PIK
9.250%, 05/01/17	2,230	2,275
Universal Hospital Services
8.500%, 06/01/15	640	630
US Oncology
9.125%, 08/15/17	805	845
US Oncology Holdings
6.904%, 03/15/12 (D)	1,207	1,129
Vanguard Health Holding I
11.250%, 10/01/15 (E)	600	631
Vanguard Health Holding II
9.000%, 10/01/14	785	813
VWR Funding PIK
10.250%, 07/15/15	5,259	5,469

		85,570

Industrials — 8.6%
ACCO Brands
10.625%, 03/15/15 (A)	3,375	3,713
7.625%, 08/15/15	1,225	1,139
Actuant
6.875%, 06/15/17	2,000	1,902
Aleris International
0.000%, 12/15/16 (B)	1,800	9
Aleris International PIK
4.414%, 12/15/14 (B)	725	4
Alliant Techsystems
6.750%, 04/01/16	165	163
Allison Transmission
11.000%, 11/01/15 (A)	1,393	1,463
America West Airlines
8.057%, 07/02/20	2,359	2,144

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

America West Airlines, Ser 1999-1
7.930%, 01/02/19	$337	$307
American Airlines
13.000%, 08/01/16	2,110	2,353
American Axle & Manufacturing
7.875%, 03/01/17	660	558
Ames True Temper
10.000%, 07/15/12	560	508
4.284%, 01/15/12 (D)	1,345	1,224
Anixter
10.000%, 03/15/14	765	845
Aramark Services
8.500%, 02/01/15	350	360
Associated Materials
11.250%, 03/01/14 (D)	650	627
9.875%, 11/15/16 (A)	540	570
Atrium PIK
15.000%, 12/15/12 (A)	1,512	23
Baker & Taylor
11.500%, 07/01/13 (A)	950	512
Baldor Electric
8.625%, 02/15/17	1,055	1,079
BE Aerospace
8.500%, 07/01/18	1,100	1,166
Belden
9.250%, 06/15/19 (A)	245	259
Bombardier
8.000%, 11/15/14 (A)	540	561
Building Materials Corp of America
7.750%, 08/01/14	950	940
Case New Holland
7.750%, 09/01/13 (A)	925	946
Casella Waste Systems
11.000%, 07/15/14 (A)	170	184
9.750%, 02/01/13	1,030	1,017
Chart Industries
9.125%, 10/15/15	1,600	1,600
Clean Harbors
7.625%, 08/15/16	2,210	2,240
Coleman Cable
9.875%, 10/01/12	2,452	2,458
Complete Production Services
8.000%, 12/15/16	650	641
Continental Airlines
9.000%, 07/08/16	780	827
7.339%, 04/19/14	1,192	1,097
7.250%, 11/10/19	1,550	1,589
Cornell
10.750%, 07/01/12	315	322
Corrections Corp of America
7.750%, 06/01/17	445	458
CPM Holdings
10.625%, 09/01/14 (A)	885	934
Delta Air Lines
12.250%, 03/15/15 (A)	3,250	3,250
9.500%, 09/15/14 (A)	530	550
7.920%, 11/18/10	495	497
7.711%, 09/18/11	1,700	1,674
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	489	470
Douglas Dynamics
7.750%, 01/15/12 (A)	3,192	3,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dycom Investments
8.125%, 10/15/15	$2,180	$2,006
Esco
8.625%, 12/15/13 (A)	95	95
4.129%, 12/15/13 (A) (D)	245	223
General Cable
7.125%, 04/01/17	955	938
Geo Group
7.750%, 10/15/17 (A)	450	461
GeoEye
9.625%, 10/01/15 (A)	750	772
Global Aviation Holdings
14.000%, 08/15/13 (A)	1,610	1,600
Goodman Global Group
12.166%, 12/15/14 (A)	4,400	2,497
Harland Clarke Holdings
9.500%, 05/15/15	715	664
6.000%, 05/15/15 (D)	865	707
Intcomex
13.250%, 12/15/14 (A)	3,250	3,069
Interface
11.375%, 11/01/13	400	447
9.500%, 02/01/14	160	157
Interline Brands
8.125%, 06/15/14	570	573
Iron Mountain
8.375%, 08/15/21	630	651
K Hovnanian Enterprises
7.500%, 05/15/16	580	415
6.250%, 01/15/15	325	232
Kansas City Southern de Mexico
12.500%, 04/01/16	220	253
9.375%, 05/01/12	900	934
Koppers
7.875%, 12/01/19 (A)	2,010	2,030
L-3 Communications
5.875%, 01/15/15	950	949
L-3 Communications, Ser B
6.375%, 10/15/15	240	241
McJunkin Red Man
9.500%, 12/15/16 (A)	1,085	1,061
Meritage Homes
7.000%, 05/01/14	850	812
6.250%, 03/15/15	170	156
Mobile Mini
9.750%, 08/01/14	335	349
6.875%, 05/01/15	1,105	1,044
Navistar International
8.250%, 11/01/21	2,890	2,962
Nebraska Book
10.000%, 12/01/11 (A)	1,730	1,752
Neenah Foundary
9.500%, 01/01/17	400	206
Novelis
11.500%, 02/15/15 (A)	580	621
Quality Distribution
11.750%, 11/01/13 (A)	825	660
RailAmerica
9.250%, 07/01/17	932	991
RBS Global and Rexnord
11.750%, 08/01/16	1,255	1,242
9.500%, 08/01/14	100	100

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.500%, 08/01/14 (A)	$2,331	$2,337
Reynolds Group Issuer
7.750%, 10/15/16 (A)	6,590	6,738
Sabine Pass LNG
7.500%, 11/30/16 (A)	680	566
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	850	753
Sequa
11.750%, 12/01/15 (A)	1,585	1,474
ServiceMaster
10.750%, 07/15/15 (A)	4,125	4,290
7.450%, 08/15/27	1,500	1,074
7.250%, 03/01/38	1,195	801
7.100%, 03/01/18	645	504
Spirit Aerosystems
7.500%, 10/01/17 (A)	605	596
SPX
7.625%, 12/15/14	1,190	1,226
Susser Holdings
10.625%, 12/15/13	655	683
Terex
10.875%, 06/01/16	950	1,059
8.000%, 11/15/17	6,105	5,876
Thermadyne Holdings
9.500%, 02/01/14	860	814
Titan International
8.000%, 01/15/12	1,660	1,627
Trico Shipping
11.875%, 11/01/14 (A)	1,535	1,598
Trimas
9.750%, 12/15/17 (A)	555	545
Triumph Group
8.000%, 11/15/17 (A)	120	121
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11 (B)	563	721
UAL Pass Through Trust Series 2000-2
7.032%, 10/01/10	12	12
UCI Holdings
9.250%, 12/15/13 (D)	1,124	955
United Air Lines
10.400%, 11/01/16	1,535	1,618
9.750%, 01/15/17	3,655	3,728
9.125%, 01/15/12 (B)	1,075	—
7.811%, 10/01/49 (B)	2,371	3,177
7.186%, 04/01/11	96	97
United Air Lines, Ser 95A1
9.560%, 10/19/18 (B)	578	144
9.020%, 04/19/12 (B)	368	92
United Air Lines, Ser A
0.000%, 05/01/04 (B)	525	—
USG
9.750%, 08/01/14 (A)	1,590	1,697
6.300%, 11/15/16	1,155	1,034

		124,010

Information Technology — 5.1%
Activant Solutions
9.500%, 05/01/16	1,500	1,416
Advanced Micro Devices
8.125%, 12/15/17 (A)	235	234
Aeroflex
11.750%, 02/15/15	1,170	1,182

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Amkor Technology
9.250%, 06/01/16	$3,150	$3,347
7.750%, 05/15/13	1,500	1,524
Avaya
10.125%, 11/01/15 (A)	530	501
9.750%, 11/01/15 (A)	430	417
CC Holdings GS V
7.750%, 05/01/17 (A)	930	991
Compucom Systems
12.500%, 10/01/15 (A)	2,085	2,119
First Data
9.875%, 09/24/15	8,570	7,992
9.875%, 09/24/15	1,900	1,753
Flextronics International
6.500%, 05/15/13	567	568
6.250%, 11/15/14	1,479	1,457
Freescale Semiconductor
10.125%, 12/15/16	1,275	1,026
8.875%, 12/15/14	1,330	1,220
Freescale Semiconductor PIK
9.125%, 12/15/14	1,955	1,727
GXS Worldwide
9.750%, 06/15/15 (A)	7,435	7,305
Iron Mountain
8.750%, 07/15/18	1,020	1,058
JDA Software Group
8.000%, 12/15/14 (A)	2,890	2,948
NXP Funding LLC
10.000%, 07/15/13 (A)	489	502
7.875%, 10/15/14	3,120	2,831
Open Solutions
9.750%, 02/01/15 (A)	2,515	1,933
Sanmina-SCI
8.125%, 03/01/16	1,290	1,287
3.004%, 06/15/14 (A) (D)	1,250	1,147
Sensata Technologies
8.000%, 05/01/14	900	882
Smart Modular Technologies
5.790%, 04/01/12 (D)	670	630
Spansion
–%, 06/01/13 (A) (B)	490	495
Stream Global Services
11.250%, 10/01/14 (A)	3,480	3,519
Sungard Data Systems
10.250%, 08/15/15	5,445	5,799
9.125%, 08/15/13	320	328
SunGard Data Systems
10.625%, 05/15/15	1,555	1,712
Terremark Worldwide
12.000%, 06/15/17 (A)	2,475	2,735
Travelport
9.875%, 09/01/14	1,115	1,151
Unisys
14.250%, 09/15/15 (A)	1,470	1,713
12.750%, 10/15/14 (A)	6,695	7,733
Viasat
8.875%, 09/15/16 (A)	565	582

		73,764

Materials — 7.8%
AK Steel
7.750%, 06/15/12	2,200	2,222

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Algoma Acquisition
9.875%, 06/15/15 (A)	$1,255	$1,068
Ashland
9.125%, 06/01/17 (A)	3,265	3,583
Boise Paper Holdings
9.000%, 11/01/17 (A)	2,715	2,813
BWAY
10.000%, 04/15/14 (A)	3,620	3,828
C8 Capital SPV
6.640%, 12/31/14 (A) (D)	1,100	763
California Steel Industries
6.125%, 03/15/14	185	173
Cascades
7.875%, 01/15/20 (A)	1,320	1,340
Century Aluminum
7.500%, 08/15/14	880	821
Clearwater Paper
10.625%, 06/15/16 (A)	660	737
Crown Americas
7.750%, 11/15/15	360	373
7.625%, 05/15/17 (A)	445	462
Domtar
10.750%, 06/01/17	3,980	4,676
9.500%, 08/01/16	275	295
Dow Chemical
8.550%, 05/15/19	2,225	2,655
Evraz Group
9.500%, 04/24/18 (A)	625	622
8.875%, 04/24/13 (A)	500	500
FMG Finance Property Ltd.
10.625%, 09/01/16 (A)	2,515	2,782
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	5,615	6,148
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	3,090	3,275
7.125%, 01/15/17 (A)	5,620	5,690
7.000%, 01/15/15 (A)	1,980	2,005
Glatfelter
7.125%, 05/01/16	990	984
Graham Packaging
9.875%, 10/15/14	3,653	3,726
8.250%, 01/01/17 (A)	250	247
Graphic Packaging International
9.500%, 06/15/17	2,240	2,374
Greif
7.750%, 08/01/19	155	158
Headwaters
11.375%, 11/01/14 (A)	2,320	2,418
Huntsman International
7.875%, 11/15/14	2,175	2,126
7.375%, 01/01/15	415	398
5.500%, 06/30/16 (A)	350	311
Innophos Holdings
9.500%, 04/15/12 (A)	725	736
International Paper
7.950%, 06/15/18	1,777	2,050
Intertape Polymer
8.500%, 08/01/14	710	608
MacDermid
9.500%, 04/15/17 (A)	1,610	1,610
Millennium America
7.625%, 11/15/26 (B)	175	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Momentive Performance Materials
12.500%, 06/15/14 (A)	$520	$572
Nalco
8.250%, 05/15/17 (A)	930	988
NewPage
11.375%, 12/31/14 (A)	3,285	3,318
10.000%, 05/01/12	1,275	912
Noranda Aluminium Acquisition PIK
4.524%, 05/15/15 (D)	2,493	1,935
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,020	766
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	175	193
Plastipak Holdings
10.625%, 08/15/19 (A)	590	651
8.500%, 12/15/15 (A)	565	580
PolyOne
8.875%, 05/01/12	2,060	2,122
Pregis
12.375%, 10/15/13	1,694	1,641
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,654
Rio Tinto Finance USA Ltd.
9.000%, 05/01/19	330	418
8.950%, 05/01/14	660	791
Ryerson
12.000%, 11/01/15	1,035	1,087
Sappi Papier Holding
6.750%, 06/15/12 (A)	775	742
Sealed Air
7.875%, 06/15/17 (A)	1,120	1,193
Smurfit-Stone Container
8.375%, 07/01/12 (B)	1,420	1,257
Solo Cup
10.500%, 11/01/13 (A)	790	841
8.500%, 02/15/14	1,530	1,496
Solutia
8.750%, 11/01/17	2,350	2,447
Steel Capital
9.750%, 07/29/13 (A)	245	247
Steel Dynamics
7.750%, 04/15/16	1,590	1,655
7.375%, 11/01/12	1,325	1,365
6.750%, 04/01/15	475	471
Teck Resources
10.750%, 05/15/19	2,055	2,456
10.250%, 05/15/16	2,205	2,569
Terra Capital
7.750%, 11/01/19 (A)	2,810	3,007
US Steel
6.650%, 06/01/37	1,230	989
6.050%, 06/01/17	780	745
Vedanta Resources
9.500%, 07/18/18 (A)	1,550	1,573
Verso Paper Holdings
11.500%, 07/01/14 (A)	1,280	1,408
9.125%, 08/01/14	2,970	2,836
Verso Paper Holdings
11.375%, 08/01/16	176	142
Viskase
9.875%, 01/15/18 (A)	1,075	1,083

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vitro
9.125%, 02/01/17 (B)	$2,270	$976

		111,737

Telecommunication Services — 7.7%
Citizens Communications
6.625%, 03/15/15	980	953
Clearwire Communications
12.000%, 12/01/15 (A)	5,930	6,019
12.000%, 12/01/15 (A)	2,080	2,111
Cricket Communications
10.000%, 07/15/15	575	583
9.375%, 11/01/14	4,796	4,820
Crown Castle International
9.000%, 01/15/15	3,010	3,205
Digicel
12.000%, 04/01/14 (A)	1,500	1,665
Digicel Group
9.125%, 01/15/15 (A)	900	887
8.875%, 01/15/15 (A)	2,375	2,304
8.250%, 09/01/17 (A)	2,350	2,291
Frontier Communications
8.125%, 10/01/18	2,000	2,025
GCI
8.625%, 11/15/19 (A)	2,280	2,300
Global Crossing
12.000%, 09/15/15 (A)	1,125	1,235
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,173
Intelsat
9.250%, 06/15/16	350	361
Intelsat Bermuda
11.500%, 02/04/17 (A)	2,830	2,780
11.250%, 02/04/17 (A) (E)	3,340	3,348
Intelsat Jackson Holding
11.250%, 06/15/16	3,475	3,762
9.500%, 06/15/16	1,370	1,466
8.500%, 11/01/19 (A)	1,770	1,823
Intelsat Subsidiary Holding
8.875%, 01/15/15	1,875	1,941
8.875%, 01/15/15 (A)	1,950	2,008
iPCS PIK
3.733%, 05/01/14 (D)	2,451	2,084
Level 3 Financing
12.250%, 03/15/13	570	604
9.250%, 11/01/14	580	548
8.750%, 02/15/17	1,200	1,095
4.601%, 02/15/15 (D)	125	94
Lucent Technologies
6.450%, 03/15/29	465	333
MetroPCS Wireless
9.250%, 11/01/14	3,625	3,670
9.250%, 11/01/14	1,290	1,306
Nextel Communications
6.875%, 10/31/13	1,750	1,698
NII Capital
10.000%, 08/15/16 (A)	2,665	2,792
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	2,785	2,945
Orascom Telecom Finance
7.875%, 02/08/14 (A)	2,000	1,810
PAETEC Holding
9.500%, 07/15/15	1,370	1,319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.875%, 06/30/17	$1,740	$1,762
Qwest
7.500%, 10/01/14	555	577
7.250%, 10/15/35	1,200	1,056
7.250%, 09/15/25	1,035	957
6.875%, 09/15/33	225	198
Qwest Capital Funding
7.750%, 02/15/31	635	540
Qwest Communications International
7.250%, 02/15/11	1,505	1,513
Qwest Communications International, Ser B
7.500%, 02/15/14	1,120	1,124
SBA Telecommunications
8.250%, 08/15/19 (A)	1,435	1,521
8.000%, 08/15/16 (A)	360	376
Sprint Capital
8.750%, 03/15/32	3,640	3,431
8.375%, 03/15/12	1,900	1,976
6.900%, 05/01/19	4,305	3,961
6.875%, 11/15/28	300	249
Telcordia Technologies
10.000%, 03/15/13 (A)	2,185	1,945
4.034%, 07/15/12 (A) (D)	2,690	2,465
Telesat Canada
12.500%, 11/01/17	635	699
11.000%, 11/01/15	765	830
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	585	624
Virgin Media Finance PLC
9.500%, 08/15/16	2,540	2,727
8.375%, 10/15/19	1,800	1,852
West
11.000%, 10/15/16	2,555	2,670
9.500%, 10/15/14	1,000	1,015
Wind Acquisition Finance
11.750%, 07/15/17 (A)	2,013	2,199
10.750%, 12/01/09 (A)	2,335	2,498
Windstream
8.625%, 08/01/16	200	203
8.625%, 08/01/16	1,625	1,662
8.125%, 08/01/13	40	41

		111,029

Utilities — 3.2%
AES
9.750%, 04/15/16 (A)	1,620	1,774
8.000%, 10/15/17	1,310	1,351
7.750%, 03/01/14	50	51
Calpine Construction Finance
8.000%, 06/01/16 (A)	735	757
Calpine Generating
14.320%, 04/01/11 (B) (D)	1,600	208
Edison Mission Energy
7.625%, 05/15/27	1,400	948
7.500%, 06/15/13	605	569
7.200%, 05/15/19	1,650	1,250
7.000%, 05/15/17	3,467	2,739
Elwood Energy
8.159%, 07/05/26	859	790
Energy Future Holdings
10.875%, 11/01/17	3,220	2,632

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 11/15/24	$1,055	$496
Ferrellgas Partners
9.125%, 10/01/17 (A)	2,100	2,221
6.750%, 05/01/14	1,250	1,231
Mirant (Escrow Security)
0.000%, 07/15/04	450	4
0.000%, 10/15/49 (B)	50	—
Mirant Americas Generation LLC
8.500%, 10/01/21	3,607	3,427
Mirant North America LLC
7.375%, 12/31/13	1,970	1,948
North American Energy Alliance
10.875%, 06/01/16 (A)	1,100	1,169
NRG Energy
8.500%, 06/15/19	1,480	1,517
7.375%, 02/01/16	2,445	2,448
7.375%, 01/15/17	3,120	3,128
7.250%, 02/01/14	1,320	1,336
Orion Power Holdings
12.000%, 05/01/10	900	922
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,722
Puget Sound Energy
6.974%, 06/01/67 (D)	905	797
Texas Competitive Electric Holdings
10.250%, 11/01/15	506	410
10.250%, 11/01/15	6,425	5,204
TXU, Ser P
5.550%, 11/15/14	815	578
TXU, Ser R
6.550%, 11/15/34	1,510	700
United Maritime Group
11.750%, 06/15/15 (A)	3,500	3,509

		46,836

Total Corporate Obligations (Cost $1,111,184) ($ Thousands)		1,176,691

LOAN PARTICIPATIONS — 8.9%

Affinion Group
8.273%, 03/01/12	4,505	4,099
Alion Science and Technology
9.500%, 02/06/13	1,990	1,841
Alliant Insurance Services
3.283%, 08/21/14	1,225	1,139
Alliant Insurance Services, Tranche C
8.000%, 08/21/14	698	697
Allison Transmission
3.040%, 08/07/14	94	87
3.030%, 08/07/14	67	62
2.990%, 08/07/14	236	217
American General Finance
5.100%, 07/14/10	185	171
4.100%, 07/14/10	950	878
0.000%, 07/14/10 (F)	345	317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.000%, 07/15/10 (F)	$200	$184
Aspect Software, Term Loan A-1
3.250%, 07/11/11	1,763	1,657
Asurion, 2nd Lien
6.734%, 07/03/15	3,075	2,957
ATP Oil and Gas
11.750%, 12/26/13	39	38
11.250%, 12/26/13	699	679
9.000%, 12/26/13	69	67
BOC Edwards
2.243%, 05/31/14	2	1
Boston Generating, 2nd Lien
4.501%, 06/20/14	700	144
Boston Generating, Mezzanine
7.251%, 12/20/16	201	3
CDW
4.234%, 10/12/14	1,000	859
Central Parking
0.163%, 05/22/14	608	462
Central Parking, 1st Lien
2.563%, 05/22/14	1,437	1,092
Chester Downs
12.375%, 12/31/49	590	592
CIT Group, Tranche A
0.000%, 01/20/12 (F)	2,353	2,409
Claire’s Stores
3.032%, 05/27/14	2,747	2,216
0.000%, 05/29/14 (F)	1,160	936
Clear Channel Communications Term B Loan
0.000%, 01/28/16 (F)	375	306
Clearwire
0.000%, 07/03/12 (F)	1,681	1,669
DAE Aviation Holdings, Tranche B-1
4.040%, 07/31/14	125	114
DAE Aviation Holdings, Tranche B-1
4.040%, 07/31/14	235	213
DAE Aviation Holdings, Tranche B-2
4.030%, 09/27/14	351	319
4.000%, 09/27/14	1	1
Dana, Term B Loan
0.000%, 01/31/15 (F)	655	623
Dealer Computer Services
7.734%, 04/26/14	3,450	2,726
2.234%, 10/26/12	988	914
Dex Media West
7.000%, 10/24/14	600	552
Dex Media West
7.000%, 10/24/14	1,189	1,094
Dex Media West, Term Loan D-2
6.750%, 06/30/11	1,285	1,175
Federal Mogul
2.167%, 12/29/14	2,042	1,707
Federal Mogul, Term C Loan
2.167%, 12/28/15	1,042	872
First Data, Initial Tranche B-1
3.032%, 09/24/14	118	105
2.999%, 09/24/14	63	56
2.982%, 09/24/14	2,079	1,844
First Data, Initial Tranche B-2
3.001%, 09/24/14	17	15
2.999%, 09/24/14	310	275

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Flextronics International, Delayed Draw
2.484%, 10/01/14	$796	$750
Flextronics, Term Loan B-12
2.540%, 10/01/12	992	935
Ford Motor
3.510%, 12/14/11 (F)	1,068	913
Ford Motor, Revolving Credit
0.000%, 12/14/11 (I)	102	15
Freescale Semiconductor
12.500%, 12/15/14	3,527	3,610
2.005%, 12/01/13 (D)	500	436
Gambro Aktiebolag, 2nd Lien
0.000%, 05/24/16 (F)	922	779
Gambro Aktiebolag, Mezzanine
0.000%, 11/24/16 (F)	965	695
Georgia Pacific
2.283%, 12/20/12	214	207
2.256%, 12/20/12	36	35
Greektown Casino
0.000%, 12/03/12 (B) (F)	614	628
Greektown Casino, Incremental Term Loan
0.000%, 12/03/12 (B) (F)	36	37
Green Valley Ranch Gaming
0.000%, 02/16/14 (F)	898	621
Green Valley Ranch Gaming, 2nd Lien
3.504%, 08/06/14	2,000	400
Guitar Center
3.740%, 10/09/13	1,892	1,597
Harrah’s Operating
9.500%, 01/28/15	3,000	2,993
3.283%, 01/28/15	21	17
3.282%, 01/28/15	1,240	1,003
Hexion Specialty Chemicals, Term Loan C-1
2.563%, 05/05/13	2,482	2,169
Hexion Specialty Chemicals, Term Loan C-2
2.563%, 05/05/13	465	406
Iasis Healthcare
5.531%, 06/13/14	4,054	3,714
Ineos Group, Term Loan B-2
9.501%, 12/16/13	1,732	1,561
Ineos Group, Term Loan C-2
10.001%, 12/16/14	1,732	1,569
Infor Enterprise Solutions, 2nd Lien
0.000%, 03/02/14 (F)	781	551
Infor Enterprise Solutions, 2nd Lien
0.000%, 03/02/14 (F)	286	202
Infor Global Enterprise Solutions, Tranche 1
6.484%, 03/02/14	1,583	1,116
Infor Global Solutions
8.240%, 08/29/14	1,410	658
0.000%, 07/28/12 (F)	573	521
Infor Global Solutions, 2nd Lien
6.484%, 03/02/14	917	647
Intelsat Jackson Holding
2.734%, 02/01/14	2,100	1,841
Jacuzzi
2.531%, 02/14/14	598	408
2.504%, 02/14/14	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.151%, 02/07/14	$14	$10
0.000%, 02/15/14 (D) (F)	485	331
Landry’s Restaurants
9.000%, 05/13/11	1,691	1,698
Las Vegas Sands, Delayed Draw
2.010%, 05/17/14	304	266
Las Vegas Sands, Tranche B
2.010%, 05/17/14	1,487	1,299
Las Vegas Sands, Term B Loan
0.262%, 05/23/14 (D)	1,300	1,135
Lyondell Chemical
1.500%, 12/15/09	119	-5
1.500%, 04/06/10	591	-24
Lyondell Chemical Dutch, Tranche A
5.750%, 12/20/13	2	1
3.731%, 12/20/13	167	123
Lyondell Chemical, Dutch Revolving Credit Loan
3.731%, 12/20/13	73	54
Lyondell Chemical, German Tranche B-1
3.981%, 12/22/14	211	155
Lyondell Chemical, German Tranche B-3
3.981%, 12/22/14	211	155
Lyondell Chemical, New DIP
13.000%, 12/15/09	1,420	1,477
Lyondell Chemical, Primary Revolving Credit
3.731%, 04/30/14	275	203
Lyondell Chemical, Roll-Up DIP
5.793%, 12/15/09	1,333	1,378
Lyondell Chemical, Tranche A
3.731%, 12/20/13	525	386
Lyondell Chemical, Tranche B-2
3.981%, 12/22/14	211	155
Lyondell Chemical, U.S. Tranche B-1
7.000%, 12/20/14	915	673
Lyondell Chemical, U.S. Tranche B-2
7.000%, 12/22/13	915	673
Lyondell Chemical, U.S. Tranche B-3
3.731%, 12/22/14	915	673
Marisco Capital Management
7.000%, 12/14/13	6	4
5.063%, 12/14/13	519	336
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
Nuveen Investments
3.282%, 11/09/14	1,177	1,029
Nuveen Investments
3.281%, 11/09/14	1,163	1,016
Nuveen Investments, 2nd Lien
12.500%, 07/31/15	595	612
12.500%, 11/09/14	520	535
Open Link Financial
10.250%, 11/06/15	2,250	2,351
OSI Restaurant Partners
4.500%, 06/14/14	165	134
2.563%, 06/14/14	3,162	2,567
2.563%, 06/14/13	54	44

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.504%, 06/14/14 (D)	$340	$276
0.074%, 06/14/13	180	146
0.000%, 06/14/14 (F)	70	57
Penhall Holdings
9.631%, 04/01/12	832	33
PQ
6.740%, 06/14/14	1,297	1,111
ProQuest, 2nd Lien
6.040%, 02/09/15	100	93
6.010%, 02/09/15	1,100	1,023
Realogy, Tranche 1
3.284%, 10/13/13	495	438
Realogy, Tranche 2
3.287%, 10/13/13	532	471
Rexnord, Term B Loan
7.361%, 03/01/13	2,181	1,253
Reynold, 1st Lien
6.250%, 10/24/12	1,500	1,505
Rite Aid
9.500%, 06/01/15	2,510	2,590
0.000%, 06/04/14 (F)	520	537
Sabre, Initial Term Loan
2.494%, 09/30/14	588	528
2.484%, 09/30/14	495	445
2.481%, 09/30/14	147	132
Sensata Technologies
2.031%, 04/27/13	1,288	1,147
2.004%, 04/27/13	3	3
Sernson Communications, 2nd Lien
7.234%, 02/16/14	3,900	3,809
Servicemaster
2.760%, 10/17/14	144	130
2.740%, 10/17/14	536	483
Servicemaster, Delayed Draw
2.740%, 10/17/14	68	61
Simmons
7.351%, 02/15/12	1,657	25
7.313%, 02/15/12	1,227	18
Simmons Bedding, Tranche D
10.500%, 12/19/11	945	933
Sorenson Communications
15.000%, 06/30/14	3,317	3,104
0.000%, 06/30/14 (F)	475	445
Stallion Oilfield Service
2.530%, 06/12/13	2,467	2,233
Targa Resources, Term B Loan
0.000%, 02/09/16 (F)	1,500	1,146
Texas Competitive Electric Holdings, Term Loan B-2
3.751%, 10/10/14	141	114
3.735%, 10/10/14	10,879	8,809
Texas Competitive Electric Holdings, Term Loan B-3
3.753%, 10/10/14	3	2
3.751%, 10/10/14	2	2
3.735%, 10/10/14	379	306
Tronox DIP
0.000%, 06/01/10 (F)	865	876
Verint Systems
3.490%, 05/25/14	2,212	2,030
Wide Open West Finance
7.256%, 06/27/15	1,935	1,593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Zuffa
7.500%, 06/18/15	$1,750	$1,733

Total Loan Participations (Cost $125,905) ($ Thousands)		128,503

COLLATERALIZED DEBT OBLIGATION — 2.9%

Financials — 2.9%
ACAS Business Loan Trust , Ser 2007- 2A , Cl A
0.673%, 11/18/09 (A) (D)	1,264	1,037
ACAS CLO, Ser 2007-1A, Cl A1J
0.594%, 04/20/21 (A) (D)	3,150	2,300
ARES CLO, Ser 2006-1A, Cl SUB
0.000%, 02/24/18 (A)	7,000	700
ARES CLO, Ser 2007-11A, Cl SUB
0.000%, 10/11/21 (A)	2	624
ARES CLO, Ser 2007-1A, Cl SUB
0.000%, 04/16/21 (A)	3,800	950
Babson CLO, Ser 2004-II, Cl SUB
0.000%, 11/15/16 (A)	17	476
Babson CLO, Ser 2007-2A, Cl INC
0.000%, 04/15/21 (A) (D)	2,500	100
Babson CLO, Ser 2007-2A, Cl D
1.984%, 04/15/21 (A) (D)	900	405
Battalion CLO, Ser 2007-1A, Cl E
4.534%, 07/14/22 (A) (D)	2,300	1,081
Battalion CLO, Ser 2007-I, Cl SUB
0.000%, 07/14/22 (A)	18	490
Capitalsource Advisors, Ser 2006-1A, Cl SUB
0.000%, 08/27/20 (A)	3,200	576
CIFC Funding, Ser 2006-1BA
1.081%, 12/22/20 (A) (D)	3,150	1,912
CIFC Funding, Ser 2007-2A
0.000%, 04/15/21 (A)	2,700	594
CIFC Funding, Ser 2007-3A, Cl B
1.532%, 07/26/21 (A) (D)	2,500	1,375
CIFC Funding, Ser 2007-IV
0.000%, 09/20/19	1,000	250
CIT CLO, Ser 2007-1A, Cl E
5.253%, 06/20/21 (D)	1,900	665
CIT CLO, Ser 2007-1A, Cl D
2.253%, 06/20/21 (A) (D)	2,800	1,260
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (A)	2,200	6
Copper River CLO, Ser 2006-1A, Cl INC
0.000%, 01/20/21 (A) (D)	3,000	1,140
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,366	1,279
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.684%, 10/20/18 (A) (D)	1,029	761
Denali Capital CLO VII, Ser 2007-1A, Cl INC
0.000%, 01/22/22 (A)	2,200	770
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,300	231

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Emporia Preferred Funding, Cl C
1.183%, 04/23/21 (A) (D)	$2,708	$1,489
Gale Force CLO, Ser 2007-4A, Cl E
6.669%, 12/15/17 (B) (D)	1,100	528
Gale Force CLO, Ser 2008-4A, Cl INC
2.810%, 12/15/17 (D)	15	532
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (D)	7	195
Greenbriar CLO, Ser 2007-1A , Cl D
3.031%, 11/01/21 (A) (B) (D)	4,019	1,286
Harch CLO, Ser 2007-1A, Cl C
1.031%, 04/17/20 (A) (D)	750	488
Hudson Straits CLO, Ser 2004-1A, Cl B
1.034%, 10/15/16 (A) (D)	2,100	1,611
ING Investment Management I CLO
0.000%, 12/01/17 (A) (D)	13	1,875
ING Investment Management II CLO
0.000%, 08/01/20 (A) (D)	6	840
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,500	175
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	3,000	210
Marlborough Street CLO, Ser 2007-1A, Cl INC
0.000%, 04/18/19 (A)	2,400	192
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A) (B)	12,701	4,699
Sands Point Funding, Ser 2006-1A, Cl C
1.084%, 07/18/20 (A) (D)	2,240	1,232
Stanfield Bristol CLO, Ser 2005-1A, Cl SUB
0.000%, 10/15/19 (A)	6,300	315
Stanfield Daytona CLO
0.000%, 04/27/21	32	1,024
Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
0.000%, 07/15/18	2,300	230
Telos CLO, Ser 2006-1A, Cl A2
0.684%, 10/11/21 (A) (D)	2,125	1,466
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,700	135
Venture CDO, Ser 2006-7A, Cl A1B
0.614%, 01/20/22 (A) (D)	2,054	1,682
Waterfront CLO, Ser 2007-1A, Cl A2
0.684%, 08/02/20 (A) (D)	2,362	1,795

Total Collateralized Debt Obligation (Cost $91,985) ($ Thousands)		40,981

CONVERTIBLE BONDS — 0.7%
ADC Telecommunications CV to
37.0336
3.500%, 07/15/15	750	572
Advanced Micro Devices CV to
35.6125
6.000%, 05/01/15	545	490
Beazer Homes CV to 19.4400
4.625%, 06/15/24	443	411

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Century Aluminum CV to 32.7430
1.750%, 08/01/24	$165	$158
Hologic CV to 25.9110
2.000%, 12/15/37 (E)	1,295	1,106
Horizon Lines CV to 26.9339
4.250%, 08/15/12	575	467
L-1 Identity Solutions CV to 31.25
3.750%, 05/15/27	640	577
Leap Wireless International CV to
10.729
4.500%, 07/15/14	720	596
Level 3 Communications CV to
251.0040
5.250%, 12/15/11	340	323
Liberty Media CV to 16.7764
3.750%, 02/15/30	540	270
Liberty Media CV to 22.94686
4.000%, 11/15/29	375	192
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,076
Mirant
0.000%, 07/15/49 (B)	1,150	—
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	4
Morgans Hotel Group CV to 37.1903
2.375%, 10/15/14	1,275	834
NII Holdings CV to 8.4517
3.125%, 06/15/12	3,000	2,752
Omnicare CV to 12.5423
3.250%, 12/15/35	875	712

Total Convertible Bonds (Cost $9,641) ($ Thousands)		10,540

PREFERRED STOCK — 0.6%
Axis Capital Holdings	13	1,011
BlackRock Insured Municipal Income Trust *	14	1,169
BlackRock Municipal Income Trust *	13	1,126
BlackRock MuniVest Fund *	13	1,084
BlackRock MuniYield Insured Fund *	11	893
CIFC Funding, Ser 2006-II *
0.000%, 03/01/21 (A)	3,000	900
CIFC Funding, Ser 2006-I, Cl I
0.000%, 10/20/20 (A)	2,300	345
Dana, Ser B *	548	345
GMAC (A)	1	458
Peritus I CDO, Ser 2007-1A *	3,750	187
Rockwall Investors *
0.000%, 08/01/21 (A)	4,000	40
Whitehorse II
0.000%, 06/15/17 (A)	30	750

Total Preferred Stock (Cost $12,608) ($ Thousands)		8,308

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 0.2%
Broder Bros. * (C) (H) (I)	$56,668	$35
Dana Holding *	64,570	700
Delta Air Lines *	264	3
Federal Mogul, Cl A *	31,827	551
Shreveport Gaming Holdings	13,948	244
Solutia *	186	2
Spectrum Brands *	28,614	644
VSS AHC, Cl A * (H) (I)	38,453	458
Winn-Dixie Stores *	8,445	85
World Color Press *	23,326	215

Total Common Stock (Cost $5,353) ($ Thousands)		2,937

	Number of Warrants
WARRANTS — 0.0%
Atrium, Expires *	706	—
Grande Communications, Expires 2011 *	850	—
World Color Press, Expires 2014 *	26,438	86

Total Warrants (Cost $459) ($ Thousands)		86

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P., 0.300%** †† (G)	6,053	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%** ††	66,323,661	66,324

Total Cash Equivalent (Cost $66,324) ($ Thousands)		66,324

Total Investments — 99.6% (Cost $1,423,465) ($ Thousands) @		$1,434,376

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

A summary of outstanding swap agreements held by the Fund at December 31, 2009, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)

Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00%	12/20/14	$14,355	$(960)

						$(960)

Percentages are based on a Net Assets of $1,440,487 ($ Thousands).

*	Non-income producing security.
**	The rate shown is the 7-day effective yield as of December 31, 2009.
††	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Security in default on interest payments.
(C)	This security or a partial position of this security is on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $1 ($ Thousands).
(D)	Variable Rate Security –– The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009. The date reported on the Schedule of
Investments is the maturity date. The effective date may be shorter.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2009. The coupon on a step bond changes on a specified date.
(F)	Unsettled bank loan. Interest rate not available.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2009 was $6 ($ Thousands).
(H)	Security fair valued using methods determined in good faith by the Valuation
Committee of the Board of Trustees. The total market value of such securities as of
December 31, 2009 was $575 ($ Thousands) and represented 0.04% of Net Assets.
(I)	Security considered illiquid. The total market value of such securities as of December 31, 2009 was $575 ($ Thousands) and represented 0.04% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

@	At December 31, 2009, the tax basis cost of the Fund’s investments was
$1,423,465 ($ Thousands), and the unrealized appreciation and depreciation were
$116,982 ($ Thousands) and $(106,071) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-
annual and annual financial statements.

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,170,312	$6,379	$1,176,691
Loan Participations	—	121,562	6,941	128,503
Collateralized Debt Obligation	—	—	40,981	40,981
Convertible Bonds	—	10,536	4	10,540
Preferred Stock	—	1,469	6,839	8,308
Common Stock	2,200	—	737	2,937
Warrants	—	86	—	86
Affiliated Partnership	—	6	—	6
Cash Equivalent	66,324	—	—	66,324

Total Investments in Securities	$68,524	$1,303,971	$61,881	$1,434,376

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(960)	$—	$(960)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Convertible Bonds	Preferred Stock	Common Stock	Loan Participations
Beginning balance as of October 1, 2009	$3,544	$36,616	$4	$—	$279	$20,916
Accrued discounts/premiums	31	(358)	—	—	—	—
Realized gain/(loss)	693	(2,537)	—	—	—	3,725
Change in unrealized appreciation/(depreciation)	2,238	(976)	—	1,016	—	(3,570)
Net purchases/sales	(127)	4,006	—	5,823	—	(6,408)
Net transfer in and/or out of Level 3	—	4,230	—	—	458	(7,722)

Ending balance as of December 31, 2009	$6,379	$40,981	$4	$6,839	$737	$6,941

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 97.9%
U.S. Treasury Bonds TIPS
3.500%, 01/15/11	$2,950	$3,801
3.375%, 01/15/12	4,665	6,074
3.000%, 07/15/12	10,945	14,148
2.375%, 04/15/11	8,675	9,727
2.000%, 04/15/12 to 07/15/14 (A)	33,880	40,427
1.875%, 07/15/13	12,145	15,055
1.250%, 04/15/14	8,600	9,079
0.625%, 04/15/13	8,125	8,450

Total U.S. Treasury Obligations (Cost $104,609) ($ Thousands)		106,761

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100% *(C)	1,489,969	1,490

Total Cash Equivalent (Cost $1,490) ($ Thousands)		1,490

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P., 0.300%* (B) (C)	14,471,748	14,472

Total Affiliated Partnership (Cost $14,472) ($ Thousands)		14,472

Total Investments — 112.6% (Cost $120,571) ($ Thousands) @		$122,723

Percentages are based on a Net Assets of $109,012 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2009.
(A)	This security or a partial position of this security is on loan at December 31, 2009. The total value of securities on loan at December 31, 2009 was $12,250 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2009, was $14,472 ($ Thousands).
(C)	Investment in Affiliated Security.

Cl — Class

L.P. — Limited Partnership

TIPS — Treasury Inflation Protected Security

@	At December 31, 2009, the tax basis cost of the Fund’s investments was $120,571 ($ Thousands), and the unrealized appreciation and depreciation were $2,199 ($ Thousands) and $(47) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$106,761	$—	$106,761
Cash Equivalent	1,490	—	—	1,490
Affiliated Partnership	—	14,472	—	14,472

Total Investments in Securities	$1,490	$121,233	$—	$122,723

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Institutional Managed Trust

By (Signature and Title)	/S/ ROBERT NESHER
Robert A. Nesher, President & CEO

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT NESHER
Robert A. Nesher, President & CEO

Date: February 25, 2010

By (Signature and Title)	/S/ STEPHEN PANNER
Stephen F. Panner, Controller & CFO

Date: February 25, 2010